UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23872

Themes ETF Trust
(Exact name of registrant as specified in charter)

34 East Putnam Avenue Suite 112

Greenwich, CT 06830
(Address of principal executive offices) (Zip code)

Themes Management Company, LLC

34 East Putnam Avenue Suite 112

Greenwich, CT 06830
(Name and address of agent for service)

(646) 206-1788

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)

Leverage Shares 2X Capped Accelerated COIN Monthly ETF
COIO (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc. )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Capped Accelerated COIN Monthly ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-coin-monthly-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Capped Accelerated COIN Monthly ETF	$30	0.77%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$156,591
Number of Holdings	6
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
U.S. Treasury Bills	91.8%
Money Market Funds	82.2%
Purchased Options	19.2%
Written Options	-14.4%
Cash & Other	-78.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-coin-monthly-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Capped Accelerated COIN Monthly ETF	PAGE 1	TSR-SAR-88340C206

Leverage Shares 2X Capped Accelerated MSTR Monthly ETF
MSOO (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc. )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Capped Accelerated MSTR Monthly ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-mstr-monthly-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Capped Accelerated MSTR Monthly ETF	$29	0.76%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$300,685
Number of Holdings	6
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
U.S. Treasury Bills	92.9%
Money Market Funds	79.7%
Purchased Options	19.1%
Written Options	-14.1%
Cash & Other	-77.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-mstr-monthly-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	PAGE 1	TSR-SAR-88340C305

Leverage Shares 2X Capped Accelerated NVDA Monthly ETF
NVDO (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc. )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Capped Accelerated NVDA Monthly ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-mstr-monthly-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Capped Accelerated NVDA Monthly ETF	$37	0.75%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,376,027
Number of Holdings	6
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
U.S. Treasury Bills	94.7%
Money Market Funds	87.6%
Purchased Options	13.3%
Written Options	-8.3%
Cash & Other	-87.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-mstr-monthly-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	PAGE 1	TSR-SAR-88340C404

Leverage Shares 2X Capped Accelerated PLTR Monthly ETF
PLOO (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc. )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Capped Accelerated PLTR Monthly ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-pltr-monthly-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Capped Accelerated PLTR Monthly ETF	$34	0.77%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$417,681
Number of Holdings	6
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	100.1%
U.S. Treasury Bills	93.7%
Purchased Options	16.9%
Written Options	-11.9%
Cash & Other	-98.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-pltr-monthly-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	PAGE 1	TSR-SAR-88340C503

Leverage Shares 2X Capped Accelerated TSLA Monthly ETF
TSLO (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc. )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Capped Accelerated TSLA Monthly ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-tsla-monthly-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Capped Accelerated TSLA Monthly ETF	$36	0.76%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,059,058
Number of Holdings	6
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
U.S. Treasury Bills	95.2%
Money Market Funds	90.3%
Purchased Options	12.5%
Written Options	-7.4%
Cash & Other	-90.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-tsla-monthly-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	PAGE 1	TSR-SAR-88340C602

Leverage Shares 2X Long AAL Daily ETF
AALG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long AAL Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-aal-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long AAL Daily ETF	$32	0.76%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$4,075,441
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	15.8%
Total Return Swaps	15.2%
Cash & Other	69.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-aal-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long AAL Daily ETF	PAGE 1	TSR-SAR-882927312

Leverage Shares 2X Long ABNB Daily ETF
ABNG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long ABNB Daily ETF for the period of November 14, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-abnb-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2x Long ABNB Daily ETF	$37	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$536,518
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	24.3%
Money Market Funds	10.0%
Cash & Other	65.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-abnb-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long ABNB Daily ETF	PAGE 1	TSR-SAR-882927130

Leverage Shares 2X Long ADBE Daily ETF
ADBG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long ADBE Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-adbe-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long ADBE Daily ETF	$28	0.76%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$37,554,420
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	10.2%
Total Return Swaps	2.6%
Cash & Other	87.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-adbe-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long ADBE Daily ETF	PAGE 1	TSR-SAR-882927387

Leverage Shares 2X Long ALB Daily ETF
ALBG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long ALB Daily ETF for the period of January 12, 2026, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-alb-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long ALB Daily ETF	$32	1.02%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,534,449
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	13.5%
Money Market Funds	8.2%
Cash & Other	78.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-alb-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long ALB Daily ETF	PAGE 1	TSR-SAR-88340W848

Leverage Shares 2X Long AMD Daily ETF
AMDG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long AMD Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-amd-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long AMD Daily ETF	$49	0.80%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$24,251,473
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	10.7%
Money Market Funds	3.2%
Cash & Other	86.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-amd-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long AMD Daily ETF	PAGE 1	TSR-SAR-882927627

Leverage Shares 2X Long ARM Daily ETF
ARMG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long ARM Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-arm-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long ARM Daily ETF	$42	0.76%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$65,539,154
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	23.4%
Money Market Funds	9.5%
Cash & Other	67.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-arm-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long ARM Daily ETF	PAGE 1	TSR-SAR-882927577

Leverage Shares 2X Long ASML Daily ETF
ASMG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long ASML Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-asml-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long ASML Daily ETF	$49	0.76%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$28,838,128
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	29.2%
Money Market Funds	12.7%
Cash & Other	58.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-asml-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long ASML Daily ETF	PAGE 1	TSR-SAR-882927668

Leverage Shares 2X Long AVGO Daily ETF
AVGG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long AVGO Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-avgo-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long AVGO Daily ETF	$41	0.79%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$39,965,716
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	21.1%
Money Market Funds	9.0%
Cash & Other	69.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-avgo-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long AVGO Daily ETF	PAGE 1	TSR-SAR-882927437

Leverage Shares 2X Long AXP Daily ETF
AXPG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long AXP Daily ETF for the period of February 18, 2026, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-axp-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long AXP Daily ETF	$13	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$686,468
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	17.6%
Total Return Swaps	6.9%
Cash & Other	75.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-axp-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long AXP Daily ETF	PAGE 1	TSR-SAR-88340W731

Leverage Shares 2X Long BA Daily ETF
BOEG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long BA Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-ba-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long BA Daily ETF	$40	0.75%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$4,618,521
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	22.2%
Money Market Funds	14.2%
Cash & Other	63.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-ba-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long BA Daily ETF	PAGE 1	TSR-SAR-882927643

Leverage Shares 2X Long BBAI Daily ETF
BAIG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long BBAI Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-bbai-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long BBAI Daily ETF	$24	0.81%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$14,670,119
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	5.0%
Total Return Swaps	-1.5%
Cash & Other	96.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-bbai-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long BBAI Daily ETF	PAGE 1	TSR-SAR-882927270

Leverage Shares 2X Long BE Daily ETF
BEG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long BE Daily ETF for the period of December 15, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-be-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long BE Daily ETF	$100	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$19,782,810
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	12.3%
Money Market Funds	1.8%
Cash & Other	85.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-be-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long BE Daily ETF	PAGE 1	TSR-SAR-88340F209

Leverage Shares 2X Long BIDU Daily ETF
BIDG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long BIDU Daily ETF for the period of December 17, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-bidu-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long BIDU Daily ETF	$27	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,641,071
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	19.8%
Money Market Funds	10.2%
Cash & Other	70.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-bidu-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long BIDU Daily ETF	PAGE 1	TSR-SAR-88340F704

Leverage Shares 2X Long BLSH Daily ETF
BLSG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long BLSH Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-blsh-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long BLSH Daily ETF	$27	0.77%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,647,838
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	17.2%
Total Return Swaps	-3.3%
Cash & Other	86.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-blsh-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long BLSH Daily ETF	PAGE 1	TSR-SAR-88340C834

Leverage Shares 2X Long BMNR Daily ETF
BMNG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long BMNR Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-bmnr-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long BMNR Daily ETF	$22	0.80%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$34,528,419
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	15.6%
Money Market Funds	6.8%
Cash & Other	77.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-bmnr-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long BMNR Daily ETF	PAGE 1	TSR-SAR-88340C685

Leverage Shares 2X Long BULL Daily ETF
BULG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long BULL Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-bull-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long BULL Daily ETF	$26	0.82%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$7,957,592
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	10.9%
Total Return Swaps	7.9%
Cash & Other	81.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-bull-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long BULL Daily ETF	PAGE 1	TSR-SAR-88340C347

Leverage Shares 2X Long CIFR Daily ETF
CIFG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long CIFR Daily ETF for the period of December 10, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-cifr-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long CIFR Daily ETF	$23	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,646,145
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	15.4%
Money Market Funds	6.1%
Cash & Other	78.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-cifr-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long CIFR Daily ETF	PAGE 1	TSR-SAR-88340F837

Leverage Shares 2X Long CMG Daily ETF
CMGG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long CMG Daily ETF for the period of November 14, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-cmg-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long CMG Daily ETF	$35	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$547,886
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	8.7%
Money Market Funds	8.7%
Cash & Other	82.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-cmg-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long CMG Daily ETF	PAGE 1	TSR-SAR-882927320

Leverage Shares 2X Long CNC Daily ETF
CNCG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long CNC Daily ETF for the period of December 17, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-cnc-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long CNC Daily ETF	$36	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$845,155
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	13.7%
Total Return Swaps	3.2%
Cash & Other	83.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-cnc-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long CNC Daily ETF	PAGE 1	TSR-SAR-88340F803

Leverage Shares 2X Long COIN Daily ETF
COIG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long COIN Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-coin-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long COIN Daily ETF	$25	0.82%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$7,638,426
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	12.0%
Money Market Funds	11.4%
Cash & Other	76.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-coin-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long COIN Daily ETF	PAGE 1	TSR-SAR-882927635

Leverage Shares 2X Long COST Daily ETF
COTG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long COST Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-cost-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long COST Daily ETF	$40	0.75%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$4,892,173
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	12.8%
Total Return Swaps	12.3%
Cash & Other	74.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-cost-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long COST Daily ETF	PAGE 1	TSR-SAR-882927247

Leverage Shares 2X Long CRCL Daily ETF
CRCG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long CRCL Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-crcl-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long CRCL Daily ETF	$25	0.78%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$133,814,637
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	8.1%
Total Return Swaps	-1.3%
Cash & Other	93.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-crcl-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long CRCL Daily ETF	PAGE 1	TSR-SAR-88340C701

Leverage Shares 2X Long CRM Daily ETF
CRMG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long CRM Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-crm-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long CRM Daily ETF	$26	0.76%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$30,220,493
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	11.9%
Total Return Swaps	-3.6%
Cash & Other	91.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-crm-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long CRM Daily ETF	PAGE 1	TSR-SAR-882927338

Leverage Shares 2X Long CRML Daily ETF
CRMU (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long CRML Daily ETF for the period of February 9, 2026, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-crml-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long CRML Daily ETF	$17	0.89%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,213,293
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	22.2%
Money Market Funds	11.2%
Cash & Other	66.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-crml-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long CRML Daily ETF	PAGE 1	TSR-SAR-88340W301

Leverage Shares 2X Long CRWV Daily ETF
CRWG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long CRWV Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-crwv-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long CRWV Daily ETF	$27	0.77%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$141,059,076
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	6.2%
Total Return Swaps	3.8%
Cash & Other	90.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-crwv-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long CRWV Daily ETF	PAGE 1	TSR-SAR-88340C875

Leverage Shares 2X Long DNN Daily ETF
DNNG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long DNN Daily ETF for the period of February 9, 2026, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-dnn-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long DNN Daily ETF	$15	0.76%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$307,780
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	13.6%
Total Return Swaps	6.9%
Cash & Other	79.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-dnn-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long DNN Daily ETF	PAGE 1	TSR-SAR-88340W624

Leverage Shares 2X Long DUOL Daily ETF
DUOG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long DUOL Daily ETF for the period of December 10, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-duol-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long DUOL Daily ETF	$18	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$5,608,736
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	26.1%
Money Market Funds	7.8%
Cash & Other	66.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-duol-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long DUOL Daily ETF	PAGE 1	TSR-SAR-88340F738

Leverage Shares 2X Long FCX Daily ETF
FCXG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long FCX Daily ETF for the period of February 18, 2026, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-fcx-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long FCX Daily ETF	$13	0.76%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,405,605
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	10.0%
Total Return Swaps	-8.0%
Cash & Other	98.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-fcx-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long FCX Daily ETF	PAGE 1	TSR-SAR-88340W822

Leverage Shares 2X Long FIG Daily ETF
FIGG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long FIG Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-fig-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long FIG Daily ETF	$21	0.76%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$9,568,125
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	2.2%
Total Return Swaps	-0.4%
Cash & Other	98.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-fig-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long FIG Daily ETF	PAGE 1	TSR-SAR-88340C859

Leverage Shares 2X Long FUTU Daily ETF
FUTG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long FUTU Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-futu-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long FUTU Daily ETF	$29	0.76%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$7,562,810
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	10.7%
Total Return Swaps	10.6%
Cash & Other	78.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-futu-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long FUTU Daily ETF	PAGE 1	TSR-SAR-882927163

Leverage Shares 2X Long GEMI Daily ETF
GEMG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long GEMI Daily ETF for the period of November 4, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-gemi-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long GEMI Daily ETF	$19	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$637,354
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	16.7%
Total Return Swaps	11.2%
Cash & Other	72.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-gemi-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long GEMI Daily ETF	PAGE 1	TSR-SAR-88340C354

Leverage Shares 2X Long GEV Daily ETF
GEVG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long GEV Daily ETF for the period of December 15, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-gev-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long GEV Daily ETF	$45	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$10,332,052
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	18.4%
Money Market Funds	9.9%
Cash & Other	71.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-gev-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long GEV Daily ETF	PAGE 1	TSR-SAR-88340F308

Leverage Shares 2X Long GLW Daily ETF
GLWG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long GLW Daily ETF for the period of March 9, 2026, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-glw-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long GLW Daily ETF	$13	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$26,890,468
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	13.7%
Money Market Funds	12.8%
Cash & Other	73.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-glw-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long GLW Daily ETF	PAGE 1	TSR-SAR-88340W681

Leverage Shares 2X Long GLXY Daily ETF
GLGG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long GLXY Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-glxy-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long GLXY Daily ETF	$26	0.79%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,848,769
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	33.3%
Money Market Funds	4.5%
Cash & Other	62.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-glxy-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long GLXY Daily ETF	PAGE 1	TSR-SAR-88340C883

Leverage Shares 2X Long GRAB Daily ETF
GRAG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long GRAB Daily ETF for the period of December 10, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-grab-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long GRAB Daily ETF	$22	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,252,873
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	9.2%
Total Return Swaps	2.5%
Cash & Other	88.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-grab-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long GRAB Daily ETF	PAGE 1	TSR-SAR-88340F746

Leverage Shares 2X Long HOOD Daily ETF
HOOG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long HOOD Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-hood-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long HOOD Daily ETF	$28	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$64,682,894
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	11.0%
Total Return Swaps	-3.2%
Cash & Other	92.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-hood-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long HOOD Daily ETF	PAGE 1	TSR-SAR-882927460

Leverage Shares 2X Long HUT Daily ETF
HUTG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long HUT Daily ETF for the period of January 12, 2026, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-hut-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long HUT Daily ETF	$23	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,213,274
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	6.5%
Money Market Funds	4.7%
Cash & Other	88.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-hut-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long HUT Daily ETF	PAGE 1	TSR-SAR-88340W780

Leverage Shares 2X Long IREN Daily ETF
IREG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long IREN Daily ETF for the period of December 15, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-iren-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long IREN Daily ETF	$29	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$10,157,634
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	7.6%
Money Market Funds	2.8%
Cash & Other	89.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-iren-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long IREN Daily ETF	PAGE 1	TSR-SAR-88340F100

Leverage Shares 2X Long KLAC Daily ETF
KLAG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long KLAC Daily ETF for the period of December 17, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-klac-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long KLAC Daily ETF	$40	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$5,135,269
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	10.6%
Total Return Swaps	3.5%
Cash & Other	85.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-klac-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long KLAC Daily ETF	PAGE 1	TSR-SAR-88340F753

Leverage Shares 2X Long LAC Daily ETF
LACG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long LAC Daily ETF for the period of December 10, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-lac-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long LAC Daily ETF	$28	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,890,057
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	28.0%
Money Market Funds	6.4%
Cash & Other	65.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-lac-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long LAC Daily ETF	PAGE 1	TSR-SAR-88340F662

Leverage Shares 2X Long LULU Daily ETF
LULG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long LULU Daily ETF for the period of November 4, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-lulu-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long LULU Daily ETF	$30	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$4,475,385
Number of Holdings	3
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	-3.3%
Cash & Other	103.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-lulu-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long LULU Daily ETF	PAGE 1	TSR-SAR-88340C727

Leverage Shares 2X Long MP Daily ETF
MPG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long MP Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-mp-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long MP Daily ETF	$33	0.75%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,077,761
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	18.6%
Money Market Funds	14.2%
Cash & Other	67.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-mp-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long MP Daily ETF	PAGE 1	TSR-SAR-88340C842

Leverage Shares 2X Long NBIS Daily ETF
NBIG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long NBIS Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-nbis-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long NBIS Daily ETF	$31	0.75%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$27,432,352
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	4.3%
Total Return Swaps	0.7%
Cash & Other	95.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-nbis-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long NBIS Daily ETF	PAGE 1	TSR-SAR-88340C677

Leverage Shares 2X Long NEM Daily ETF
NEMG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long NEM Daily ETF for the period of November 14, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-nem-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2x Long NEM Daily ETF	$40	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,829,197
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	17.2%
Total Return Swaps	12.9%
Cash & Other	69.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-nem-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long NEM Daily ETF	PAGE 1	TSR-SAR-882927189

Leverage Shares 2X Long NET Daily ETF
NETG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long NET Daily ETF for the period of November 14, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-net-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long NET Daily ETF	$30	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$4,677,365
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	12.6%
Total Return Swaps	5.2%
Cash & Other	82.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-net-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long NET Daily ETF	PAGE 1	TSR-SAR-88340C826

Leverage Shares 2X Long NIO Daily ETF
NIOG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long NIO Daily ETF for the period of December 17, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-nio-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long NIO Daily ETF	$34	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,089,430
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	10.8%
Money Market Funds	5.1%
Cash & Other	84.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-nio-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long NIO Daily ETF	PAGE 1	TSR-SAR-88340F506

Leverage Shares 2X Long NU Daily ETF
NUG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long NU Daily ETF for the period of November 14, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-nu-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long NU Daily ETF	$30	0.76%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$496,883
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	9.7%
Total Return Swaps	2.2%
Cash & Other	88.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-nu-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long NU Daily ETF	PAGE 1	TSR-SAR-88340C818

Leverage Shares 2X Long NVDA Daily ETF
NVDG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long NVDA Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-nvda-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long NVDA Daily ETF	$35	0.76%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$26,858,602
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	11.2%
Total Return Swaps	-3.2%
Cash & Other	92.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-nvda-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long NVDA Daily ETF	PAGE 1	TSR-SAR-882927676

Leverage Shares 2X Long OKTA Daily ETF
OKTG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long OKTA Daily ETF for the period of November 14, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-okta-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long OKTA Daily ETF	$28	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$907,694
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	19.1%
Money Market Funds	6.1%
Cash & Other	74.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-okta-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long OKTA Daily ETF	PAGE 1	TSR-SAR-88340C792

Leverage Shares 2X Long ONDS Daily ETF
ONDG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long ONDS Daily ETF for the period of January 12, 2026, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-onds-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long ONDS Daily ETF	$16	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$14,640,138
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	10.7%
Money Market Funds	7.3%
Cash & Other	82.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-onds-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long ONDS Daily ETF	PAGE 1	TSR-SAR-88340W798

Leverage Shares 2X Long OPEN Daily ETF
OPEG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long OPEN Daily ETF for the period of December 10, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-open-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long OPEN Daily ETF	$21	0.76%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,450,860
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	12.7%
Money Market Funds	10.9%
Cash & Other	76.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-open-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long OPEN Daily ETF	PAGE 1	TSR-SAR-88340F845

Leverage Shares 2X Long ORLY Daily ETF
ORLG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long ORLY Daily ETF for the period of January 14, 2026, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-orly-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long ORLY Daily ETF	$22	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$154,498
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	14.9%
Money Market Funds	12.2%
Cash & Other	72.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-orly-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long ORLY Daily ETF	PAGE 1	TSR-SAR-88340W541

Leverage Shares 2X Long OSCR Daily ETF
OSCG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long OSCR Daily ETF for the period of November 4, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-oscr-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long OSCR Daily ETF	$33	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,183,979
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	23.2%
Money Market Funds	15.6%
Cash & Other	61.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-oscr-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long OSCR Daily ETF	PAGE 1	TSR-SAR-88340C784

Leverage Shares 2X Long PANW Daily ETF
PANG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long PANW Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-panw-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long PANW Daily ETF	$29	0.75%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$5,196,156
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	20.2%
Total Return Swaps	18.8%
Cash & Other	61.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-panw-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long PANW Daily ETF	PAGE 1	TSR-SAR-882927429

Leverage Shares 2X Long PBR Daily ETF
PBRG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long PBR Daily ETF for the period of December 17, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-pbr-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long PBR Daily ETF	$61	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,853,806
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	24.4%
Money Market Funds	16.9%
Cash & Other	58.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-pbr-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long PBR Daily ETF	PAGE 1	TSR-SAR-88340F712

Leverage Shares 2X Long PLTR Daily ETF
PLTG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long PLTR Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-pltr-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long PLTR Daily ETF	$26	0.76%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$25,610,823
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	12.6%
Total Return Swaps	8.2%
Cash & Other	79.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-pltr-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long PLTR Daily ETF	PAGE 1	TSR-SAR-882927395

Leverage Shares 2X Long PLUG Daily ETF
PLUL (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long PLUG Daily ETF for the period of January 12, 2026, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-plug-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long PLUG Daily ETF	$27	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,355,903
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	40.6%
Total Return Swaps	-11.6%
Cash & Other	71.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-plug-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long PLUG Daily ETF	PAGE 1	TSR-SAR-88340W640

Leverage Shares 2X Long PYPL Daily ETF
PYPG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long PYPL Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-pypl-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long PYPL Daily ETF	$28	0.77%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$24,961,163
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	13.8%
Total Return Swaps	10.6%
Cash & Other	75.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-pypl-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long PYPL Daily ETF	PAGE 1	TSR-SAR-882927452

Leverage Shares 2X Long RTX Daily ETF
RTXG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long RTX Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-rtx-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long RTX Daily ETF	$35	0.75%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$4,153,231
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	10.4%
Total Return Swaps	-4.7%
Cash & Other	94.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-rtx-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long RTX Daily ETF	PAGE 1	TSR-SAR-882927494

Leverage Shares 2X Long SATS Daily ETF
SATG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long SATS Daily ETF for the period of December 15, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-sats-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long SATS Daily ETF	$31	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$18,224,084
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	11.2%
Total Return Swaps	8.1%
Cash & Other	80.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-sats-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long SATS Daily ETF	PAGE 1	TSR-SAR-88340F407

Leverage Shares 2X Long SBUX Daily ETF
SBU (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long SBUX Daily ETF for the period of November 14, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-sbux-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long SBUX Daily ETF	$41	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$745,182
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	17.9%
Money Market Funds	14.7%
Cash & Other	67.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-sbux-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long SBUX Daily ETF	PAGE 1	TSR-SAR-88340C776

Leverage Shares 2X Long SNAP Daily ETF
SNAG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long SNAP Daily ETF for the period of December 17, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-snap-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long SNAP Daily ETF	$23	0.81%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,790,889
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	12.2%
Total Return Swaps	10.6%
Cash & Other	77.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-snap-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long SNAP Daily ETF	PAGE 1	TSR-SAR-88340F605

Leverage Shares 2X Long SPOT Daily ETF
SPOG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long SPOT Daily ETF for the period of November 14, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-spot-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long SPOT Daily ETF	$24	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$4,133,584
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	9.5%
Total Return Swaps	1.5%
Cash & Other	89.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-spot-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long SPOT Daily ETF	PAGE 1	TSR-SAR-88340C750

Leverage Shares 2X Long TER Daily ETF
TERG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long TER Daily ETF for the period of November 14, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-ter-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long TER Daily ETF	$69	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$16,022,664
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	17.4%
Money Market Funds	7.3%
Cash & Other	75.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-ter-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long TER Daily ETF	PAGE 1	TSR-SAR-88340C693

Leverage Shares 2X Long TSLA Daily ETF
TSLG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long TSLA Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-tsla-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long TSLA Daily ETF	$34	0.84%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$43,520,172
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	10.6%
Total Return Swaps	7.9%
Cash & Other	81.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-tsla-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long TSLA Daily ETF	PAGE 1	TSR-SAR-882927684

Leverage Shares 2X Long TSM Daily ETF
TSMG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long TSM Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-tsm-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long TSM Daily ETF	$48	0.75%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$24,081,449
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	11.0%
Total Return Swaps	4.7%
Cash & Other	84.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-tsm-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long TSM Daily ETF	PAGE 1	TSR-SAR-882927585

Leverage Shares 2X Long UEC Daily ETF
UECG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long UEC Daily ETF for the period of February 9, 2026, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-uec-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long UEC Daily ETF	$14	0.78%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,559,834
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	15.8%
Money Market Funds	8.5%
Cash & Other	75.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-uec-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long UEC Daily ETF	PAGE 1	TSR-SAR-88340W715

Leverage Shares 2X Long UNH Daily ETF
UNHG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long UNH Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-unh-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2X Long UNH Daily ETF	$38	0.76%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$170,753,042
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	23.2%
Money Market Funds	15.4%
Cash & Other	61.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-unh-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long UNH Daily ETF	PAGE 1	TSR-SAR-882927122

Leverage Shares 2X Long UPS Daily ETF
UPSG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long UPS Daily ETF for the period of December 10, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-ups-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long UPS Daily ETF	$31	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$858,011
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	12.0%
Money Market Funds	10.5%
Cash & Other	77.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-ups-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long UPS Daily ETF	PAGE 1	TSR-SAR-88340F795

Leverage Shares 2X Long USAR Daily ETF
USGG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long USAR Daily ETF for the period of January 12, 2026, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-usar-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long USAR Daily ETF	$27	0.76%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$14,414,292
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	27.0%
Money Market Funds	7.8%
Cash & Other	65.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-usar-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long USAR Daily ETF	PAGE 1	TSR-SAR-88340W509

Leverage Shares 2X Long UUUU Daily ETF
UUUG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long UUUU Daily ETF for the period of January 12, 2026, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-uuuu-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long UUUU Daily ETF	$21	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$17,096,653
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Total Return Swaps	9.3%
Money Market Funds	8.0%
Cash & Other	82.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-uuuu-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long UUUU Daily ETF	PAGE 1	TSR-SAR-88340W707

Leverage Shares 2X Long VALE Daily ETF
VALG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long VALE Daily ETF for the period of December 17, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-vale-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long VALE Daily ETF	$34	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$887,548
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	19.9%
Total Return Swaps	13.7%
Cash & Other	66.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-vale-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long VALE Daily ETF	PAGE 1	TSR-SAR-88340F696

Leverage Shares 2X Long World Stock Daily ETF
WLDU (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long World Stock Daily ETF for the period of March 9, 2026, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-world-stock-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long World Stock Daily ETF	$11	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,542,449
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	20.7%
Total Return Swaps	14.2%
Cash & Other	65.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-world-stock-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long World Stock Daily ETF	PAGE 1	TSR-SAR-88340C487

Leverage Shares 2X Long XPEV Daily ETF
XPEG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long XPEV Daily ETF for the period of January 14, 2026, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-xpev-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long XPEV Daily ETF	$17	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,291,887
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	5.1%
Total Return Swaps	1.3%
Cash & Other	93.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-xpev-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long XPEV Daily ETF	PAGE 1	TSR-SAR-88340W616

Leverage Shares 2X Long XYZ Daily ETF
XYZG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long XYZ Daily ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-xyz-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leverage Shares 2x Long XYZ Daily ETF	$34	0.80%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,578,006
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Security Type	(%)
Money Market Funds	24.3%
Total Return Swaps	14.2%
Cash & Other	61.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-xyz-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long XYZ Daily ETF	PAGE 1	TSR-SAR-882927478

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Themes ETF Trust
 Leverage Shares 2X Capped Accelerated COIN
Monthly ETF | COIO
 Leverage Shares 2X Capped Accelerated MSTR
Monthly ETF | MSOO
 Leverage Shares 2X Capped Accelerated NVDA
Monthly ETF | NVDO
 Leverage Shares 2X Capped Accelerated PLTR
Monthly ETF | PLOO
 Leverage Shares 2X Capped Accelerated TSLA
Monthly ETF | TSLO
Leverage Shares 2X Long AAL Daily ETF | AALG
Leverage Shares 2X Long ABNB Daily ETF | ABNG
Leverage Shares 2X Long ADBE Daily ETF | ADBG
Leverage Shares 2X Long ALB Daily ETF | ALBG
Leverage Shares 2X Long AMD Daily ETF | AMDG
Leverage Shares 2X Long ARM Daily ETF | ARMG
Leverage Shares 2X Long ASML Daily ETF | ASMG
Leverage Shares 2X Long AVGO Daily ETF | AVGG
Leverage Shares 2X Long AXP Daily ETF | AXPG
Leverage Shares 2X Long BA Daily ETF | BOEG
Leverage Shares 2x Long BBAI Daily ETF | BAIG
Leverage Shares 2X Long BE Daily ETF | BEG
Leverage Shares 2X Long BIDU Daily ETF | BIDG
Leverage Shares 2X Long BLSH Daily ETF | BLSG
Leverage Shares 2X Long BMNR Daily ETF | BMNG
Leverage Shares 2x Long BULL Daily ETF | BULG
Leverage Shares 2X Long CIFR Daily ETF | CIFG
Leverage Shares 2X Long CMG Daily ETF | CMGG
Leverage Shares 2X Long CNC Daily ETF | CNCG
Leverage Shares 2X Long COIN Daily ETF | COIG
Leverage Shares 2x Long COST Daily ETF | COTG
Leverage Shares 2x Long CRCL Daily ETF | CRCG
Leverage Shares 2X Long CRM Daily ETF | CRMG
Leverage Shares 2X Long CRML Daily ETF | CRMU
Leverage Shares 2x Long CRWV Daily ETF | CRWG
Leverage Shares 2X Long DNN Daily ETF | DNNG
Leverage Shares 2X Long DUOL Daily ETF | DUOG
Leverage Shares 2X Long FCX Daily ETF | FCXG
Leverage Shares 2X Long FIG Daily ETF | FIGG
Leverage Shares 2x Long FUTU Daily ETF | FUTG
Leverage Shares 2X Long GEMI Daily ETF | GEMG
Leverage Shares 2X Long GEV Daily ETF | GEVG
Leverage Shares 2X Long GLW Daily ETF | GLWG
Leverage Shares 2x Long GLXY Daily ETF | GLGG
Leverage Shares 2X Long GRAB Daily ETF | GRAG
Leverage Shares 2X Long HOOD Daily ETF | HOOG
Leverage Shares 2X Long HUT Daily ETF | HUTG
Leverage Shares 2X Long IREN Daily ETF | IREG
Leverage Shares 2X Long KLAC Daily ETF | KLAG
Leverage Shares 2X Long LAC Daily ETF | LACG
Leverage Shares 2X Long LULU Daily ETF | LULG
Leverage Shares 2X Long MP Daily ETF | MPG
Leverage Shares 2X Long NBIS Daily ETF | NBIG
Leverage Shares 2X Long NEM Daily ETF | NEMG
Leverage Shares 2X Long NET Daily ETF | NETG
Leverage Shares 2X Long NIO Daily ETF | NIOG
Leverage Shares 2X Long NU Daily ETF | NUG
Leverage Shares 2X Long NVDA Daily ETF | NVDG
Leverage Shares 2X Long OKTA Daily ETF | OKTG
Leverage Shares 2X Long ONDS Daily ETF | ONDG
Leverage Shares 2X Long OPEN Daily ETF | OPEG
Leverage Shares 2X Long ORLY Daily ETF | ORLG
Leverage Shares 2X Long OSCR Daily ETF | OSCG
Leverage Shares 2X Long PANW Daily ETF | PANG
Leverage Shares 2X Long PBR Daily ETF | PBRG
Leverage Shares 2X Long PLTR Daily ETF | PLTG
Leverage Shares 2X Long PLUG Daily ETF | PLUX
Leverage Shares 2X Long PYPL Daily ETF | PYPG
Leverage Shares 2X Long RTX Daily ETF | RTXG
Leverage Shares 2X Long SATS Daily ETF | SATG
Leverage Shares 2X Long SBUX Daily ETF | SBU
Leverage Shares 2X Long SNAP Daily ETF | SNAG
Leverage Shares 2X Long SPOT Daily ETF | SPOG
Leverage Shares 2X Long TER Daily ETF | TERG
Leverage Shares 2X Long TSLA Daily ETF | TSLG
Leverage Shares 2X Long TSM Daily ETF | TSMG
Leverage Shares 2X Long UEC Daily ETF | UECG
Leverage Shares 2X Long UNH Daily ETF | UNHG
Leverage Shares 2X Long UPS Daily ETF | UPSG
Leverage Shares 2X Long USAR Daily ETF | USGG
Leverage Shares 2X Long UUUU Daily ETF | UUUG
Leverage Shares 2X Long VALE Daily ETF | VALG
Leverage Shares 2X Long World Stock Daily ETF | WLDU
Leverage Shares 2X Long XPEV Daily ETF | XPEG
Leverage Shares 2X Long XYZ Daily ETF | XYZG
Semi-Annual Financial Statements and Additional Information
April 30, 2026

TABLE OF CONTENTS(Continued)

Leverage Shares 2X Capped Accelerated COIN Monthly ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 19.2%(a)
Call Options - 19.2%
Coinbase Global, Inc.(b)(c)
Expiration: 05/29/2026; Exercise Price: $178.38	$150,216	8	$17,032
Expiration: 05/29/2026; Exercise Price: $187.77	150,216	8	13,072
TOTAL PURCHASED OPTIONS (Cost $30,129)			30,104
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 91.8%
3.63%, 07/30/2026(d)		$145,000	143,699
TOTAL U.S. TREASURY BILLS (Cost $143,717)			143,699
		Shares
MONEY MARKET FUNDS - 82.2%
First American Treasury Obligations Fund - Class X, 3.59%(e)(f)		128,724	128,724
TOTAL MONEY MARKET FUNDS (Cost $128,724)			128,724
TOTAL INVESTMENTS - 193.2% (Cost $302,570)			$302,527
Liabilities in Excess of Other Assets - (93.2)%			(145,936)
TOTAL NET ASSETS - 100.0%			$156,591

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of April 30, 2026.
(e)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(f)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (14.4)%
Call Options - (8.7)%
Coinbase Global, Inc., Expiration: 05/29/2026; Exercise Price: $207.64(a)(b)	$(300,432)	(16)	$(13,664)
Put Options - (5.7)%
Coinbase Global, Inc., Expiration: 05/29/2026; Exercise Price: $178.38(a)(b)	(150,216)	(8)	(8,920)
TOTAL WRITTEN OPTIONS (Premiums received $22,547)			$(22,584)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

1

Leverage Shares 2X Capped Accelerated MSTR Monthly ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 19.1%(a)
Call Options - 19.1%
Strategy, Inc.(b)(c)
Expiration: 05/29/2026; Exercise Price: $157.18	$297,810	18	$32,580
Expiration: 05/29/2026; Exercise Price: $165.45	297,810	18	24,714
TOTAL PURCHASED OPTIONS (Cost $57,350)			57,294
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 92.9%
3.63%, 07/30/2026(d)		$282,000	279,469
TOTAL U.S. TREASURY BILLS (Cost $279,504)			279,469
		Shares
MONEY MARKET FUNDS - 79.7%
First American Treasury Obligations Fund - Class X, 3.59%(e)(f)		239,661	239,661
TOTAL MONEY MARKET FUNDS (Cost $239,661)			239,661
TOTAL INVESTMENTS - 191.7% (Cost $576,515)			$576,424
Liabilities in Excess of Other Assets - (91.7)%			(275,739)
TOTAL NET ASSETS - 100.0%			$300,685

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of April 30, 2026.
(e)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(f)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (14.1)%
Call Options - (8.6)%
Strategy, Inc., Expiration: 05/29/2026; Exercise Price: $181.85(a)(b)	$(595,620)	(36)	$(25,740)
Put Options - (5.5)%
Strategy, Inc., Expiration: 05/29/2026; Exercise Price: $157.18(a)(b)	(297,810)	(18)	(16,686)
TOTAL WRITTEN OPTIONS (Premiums received $42,342)			$(42,426)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

2

Leverage Shares 2X Capped Accelerated NVDA Monthly ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 13.3%(a)
Call Options - 13.3%
Nvidia Corp.(b)(c)
Expiration: 05/29/2026; Exercise Price: $189.59	$1,377,033	69	$111,711
Expiration: 05/29/2026; Exercise Price: $199.57	1,377,033	69	71,070
TOTAL PURCHASED OPTIONS (Cost $182,995)			182,781
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 94.7%
3.63%, 07/30/2026(d)		$1,315,000	1,303,197
TOTAL U.S. TREASURY BILLS (Cost $1,303,362)			1,303,197
		Shares
MONEY MARKET FUNDS - 87.6%
First American Treasury Obligations Fund - Class X, 3.59%(e)(f)		1,205,867	1,205,867
TOTAL MONEY MARKET FUNDS (Cost $1,205,867)			1,205,867
TOTAL INVESTMENTS - 195.6% (Cost $2,692,224)			$2,691,845
Liabilities in Excess of Other Assets - (95.6)%			(1,315,818)
TOTAL NET ASSETS - 100.0%			$1,376,027

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate show n is the annualized yield as of April 30, 2026.
(e)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(f)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.3)%
Call Options - (5.5)%
Nvidia Corp., Expiration: 05/29/2026; Exercise Price: $211.15(a)(b)	$(2,754,066)	(138)	$(76,038)
Put Options - (2.8)%
Nvidia Corp., Expiration: 05/29/2026; Exercise Price: $189.59(a)(b)	(1,377,033)	(69)	(37,881)
TOTAL WRITTEN OPTIONS (Premiums received $113,598)			$(113,919)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

3

Leverage Shares 2X Capped Accelerated PLTR Monthly ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 16.9%(a)
Call Options - 16.9%
Palantir Technologies, Inc.(b)(c)
Expiration: 05/29/2026; Exercise Price: $132.15	$417,330	30	$40,950
Expiration: 05/29/2026; Exercise Price: $139.11	417,330	30	29,520
TOTAL PURCHASED OPTIONS (Cost $70,563)			70,470
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 100.1%
First American Treasury Obligations Fund - Class X, 3.59%(d)(e)		417,989	417,989
TOTAL MONEY MARKET FUNDS (Cost $417,989)			417,989
		Par
U.S. TREASURY BILLS - 93.7%
3.63%, 07/30/2026(f)		$395,000	391,454
TOTAL U.S. TREASURY BILLS (Cost $391,504)			391,454
TOTAL INVESTMENTS - 210.7% (Cost $880,056)			$879,913
Liabilities in Excess of Other Assets - (110.7)%			(462,232)
TOTAL NET ASSETS - 100.0%			$417,681

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(e)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(f)	The rate shown is the annualized yield as of April 30, 2026.
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (11.9)%
Call Options - (7.4)%
Palantir Technologies, Inc., Expiration: 05/29/2026; Exercise Price: $150.52(a)(b)	$(834,660)	(60)	$(30,960)
Put Options - (4.5)%
Palantir Technologies, Inc., Expiration: 05/29/2026; Exercise Price: $132.15(a)(b)	(417,330)	(30)	(18,600)
TOTAL WRITTEN OPTIONS (Premiums received $49,421)			$(49,560)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

4

Leverage Shares 2X Capped Accelerated TSLA Monthly ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 12.5%(a)
Call Options - 12.5%
Tesla, Inc.(b)(c)
Expiration: 05/29/2026; Exercise Price: $362.55	$1,068,564	28	$81,732
Expiration: 05/29/2026; Exercise Price: $381.63	1,068,564	28	50,428
TOTAL PURCHASED OPTIONS (Cost $132,247)			132,160
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 95.2%
3.63%, 07/30/2026(d)		$1,017,000	1,007,872
TOTAL U.S. TREASURY BILLS (Cost $1,007,999)			1,007,872
		Shares
MONEY MARKET FUNDS - 90.3%
First American Treasury Obligations Fund - Class X, 3.59%(e)(f)		956,513	956,513
TOTAL MONEY MARKET FUNDS (Cost $956,513)			956,513
TOTAL INVESTMENTS - 198.0% (Cost $2,096,759)			$2,096,545
Liabilities in Excess of Other Assets - (98.0)%			(1,037,487)
TOTAL NET ASSETS - 100.0%			$1,059,058

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of April 30, 2026.
(e)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(f)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.4)%
Call Options - (5.1)%
Tesla, Inc., Expiration: 05/29/2026; Exercise Price: $401.97(a)(b)	$(2,137,128)	(56)	$(54,096)
Put Options - (2.3)%
Tesla, Inc., Expiration: 05/29/2026; Exercise Price: $362.55(a)(b)	(1,068,564)	(28)	(24,696)
TOTAL WRITTEN OPTIONS (Premiums received $78,662)			$(78,792)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

5

Leverage Shares 2X Long AAL Daily ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 15.8%
First American Treasury Obligations Fund - Class X, 3.59%(a)	645,253	$645,253
TOTAL MONEY MARKET FUNDS (Cost $645,253)		645,253
TOTAL INVESTMENTS - 15.8% (Cost $645,253)		$645,253
Other Assets in Excess of Liabilities - 84.2%		3,430,188
TOTAL NET ASSETS - 100.0%		$4,075,441

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
Schedule of Total Return Swap Contracts
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
American Airlines Group, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.50%	Termination	08/11/2026	$2,273,497	$124,608
American Airlines Group, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	08/11/2026	4,983,870	398,563
American Airlines Group, Inc.	Jane Street Group, LLC	Receive	OBFR + 6.00%	Termination	05/11/2027	310,057	7,775
American Airlines Group, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	08/09/2026	580,231	86,432
Net Unrealized Appreciation (Depreciation)							$617,378

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

6

Leverage Shares 2X Long ABNB Daily ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 10.0%
First American Treasury Obligations Fund - Class X, 3.59%(a)	53,794	$53,794
TOTAL MONEY MARKET FUNDS (Cost $53,794)		53,794
TOTAL INVESTMENTS - 10.0% (Cost $53,794)		$53,794
Other Assets in Excess of Liabilities - 90.0%		482,724
TOTAL NET ASSETS - 100.0%		$536,518

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
Schedule of Total Return Swap Contracts
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Airbnb, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.00%	Termination	12/22/2026	$174,046	$22,032
Airbnb, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	12/16/2026	731,416	88,452
Airbnb, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	12/17/2026	167,730	19,814
Net Unrealized Appreciation (Depreciation)							$130,298

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

7

Leverage Shares 2X Long ADBE Daily ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 10.2%
First American Treasury Obligations Fund - Class X, 3.59%(a)	3,832,507	$3,832,507
TOTAL MONEY MARKET FUNDS (Cost $3,832,507)		3,832,507
TOTAL INVESTMENTS - 10.2% (Cost $3,832,507)		$3,832,507
Other Assets in Excess of Liabilities - 89.8%		33,721,913
TOTAL NET ASSETS - 100.0%		$37,554,420

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
Schedule of Total Return Swap Contracts
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Adobe, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.50%	Termination	03/24/2027	$18,715,905	$(438,048)
Adobe, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	05/19/2027	50,136,230	1,097,052
Adobe, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	05/07/2027	6,238,635	333,569
Net Unrealized Appreciation (Depreciation)							$992,573

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

8

Leverage Shares 2X Long ALB Daily ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 8.2%
First American Treasury Obligations Fund - Class X, 3.59%(a)	125,307	$125,307
TOTAL MONEY MARKET FUNDS (Cost $125,307)		125,307
TOTAL INVESTMENTS - 8.2% (Cost $125,307)		$125,307
Other Assets in Excess of Liabilities - 91.8%		1,409,177
TOTAL NET ASSETS - 100.0%		$1,534,484

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
Schedule of Total Return Swap Contracts
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Albemarle Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 4.00%	Termination	03/31/2027	$76,713	$10,674
Albemarle Corp.	Clear Street LLC	Receive	OBFR + 2.50%	Termination	02/17/2027	2,284,474	167,409
Albemarle Corp.	Jane Street Group, LLC	Receive	OBFR + 8.00%	Termination	05/11/2027	11,212	1,096
Albemarle Corp.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	02/13/2027	695,335	28,441
Net Unrealized Appreciation (Depreciation)							$207,620

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

9

Leverage Shares 2X Long AMD Daily ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 3.2%
First American Treasury Obligations Fund - Class X, 3.59%(a)	787,016	$787,016
TOTAL MONEY MARKET FUNDS (Cost $787,016)		787,016
TOTAL INVESTMENTS - 3.2% (Cost $787,016)		$787,016
Other Assets in Excess of Liabilities - 96.8%		23,464,457
TOTAL NET ASSETS - 100.0%		$24,251,473

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
Schedule of Total Return Swap Contracts
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Advanced Micro Devices, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 3.50%	Termination	03/05/2027	$10,993,089	$538,971
Advanced Micro Devices, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	03/08/2027	29,564,466	1,648,217
Advanced Micro Devices, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 2.50%	Termination	03/05/2027	7,914,698	412,880
Net Unrealized Appreciation (Depreciation)							$2,600,068

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

10

Leverage Shares 2X Long ARM Daily ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 9.5%
First American Treasury Obligations Fund - Class X, 3.59%(a)	6,242,190	$6,242,190
TOTAL MONEY MARKET FUNDS (Cost $6,242,190)		6,242,190
TOTAL INVESTMENTS - 9.5% (Cost $6,242,190)		$6,242,190
Other Assets in Excess of Liabilities - 90.5%		59,296,964
TOTAL NET ASSETS - 100.0%		$65,539,154

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
Schedule of Total Return Swap Contracts
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
ARM Holdings PLC	Cantor Fitzgerald & Co.	Receive	OBFR + 3.50%	Termination	03/03/2027	$28,292,246	$8,774,115
ARM Holdings PLC	Clear Street LLC	Receive	OBFR + 1.25%	Termination	03/03/2027	91,527,268	3,485,321
ARM Holdings PLC	Marex Capital Markets Inc.	Receive	OBFR + 2.00%	Termination	03/03/2027	11,215,314	31,666
Net Unrealized Appreciation (Depreciation)							$12,291,102

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

11

Leverage Shares 2X Long ASML Daily ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 12.7%
First American Treasury Obligations Fund - Class X, 3.59%(a)	3,650,167	$3,650,167
TOTAL MONEY MARKET FUNDS (Cost $3,650,167)		3,650,167
TOTAL INVESTMENTS - 12.7% (Cost $3,650,167)		$3,650,167
Other Assets in Excess of Liabilities - 87.3%		25,187,961
TOTAL NET ASSETS - 100.0%		$28,838,128

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
Schedule of Total Return Swap Contracts
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
ASML Holding NV	Cantor Fitzgerald & Co.	Receive	OBFR + 3.25%	Termination	03/08/2027	$10,795,303	$2,582,137
ASML Holding NV	Clear Street LLC	Receive	OBFR + 1.25%	Termination	03/17/2027	35,194,817	5,866,561
ASML Holding NV	Marex Capital Markets Inc.	Receive	OBFR + 2.50%	Termination	03/09/2027	11,526,310	(27,837)
Net Unrealized Appreciation (Depreciation)							$8,420,861

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

12

Leverage Shares 2X Long AVGO Daily ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 9.0%
First American Treasury Obligations Fund - Class X, 3.59%(a)	3,610,407	$3,610,407
TOTAL MONEY MARKET FUNDS (Cost $3,610,407)		3,610,407
TOTAL INVESTMENTS - 9.0% (Cost $3,610,407)		$3,610,407
Other Assets in Excess of Liabilities - 91.0%		36,355,309
TOTAL NET ASSETS - 100.0%		$39,965,716

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
Schedule of Total Return Swap Contracts
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Broadcom, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 3.50%	Termination	06/16/2026	$22,284,501	$6,385,170
Broadcom, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	06/16/2026	48,405,183	2,069,478
Broadcom, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	06/16/2026	9,214,767	(30,308)
Net Unrealized Appreciation (Depreciation)							$ 8,424,340

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

13

Leverage Shares 2X Long AXP Daily ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 17.6%
First American Treasury Obligations Fund - Class X, 3.59%(a)	120,632	$120,632
TOTAL MONEY MARKET FUNDS (Cost $120,632)		120,632
TOTAL INVESTMENTS - 17.6% (Cost $120,632)		$120,632
Other Assets in Excess of Liabilities - 82.4%		565,836
TOTAL NET ASSETS - 100.0%		$686,468

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
Schedule of Total Return Swap Contracts
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
American Express Co.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.50%	Termination	03/10/2027	$479,729	$11,419
American Express Co.	Clear Street LLC	Receive	OBFR + 2.00%	Termination	03/24/2027	367,631	14,170
American Express Co.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	03/19/2027	524,956	21,754
Net Unrealized Appreciation (Depreciation)							$47,343

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

14

Leverage Shares 2X Long BA Daily ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 14.2%
First American Treasury Obligations Fund - Class X, 3.59%(a)	654,921	$654,921
TOTAL MONEY MARKET FUNDS (Cost $654,921)		654,921
TOTAL INVESTMENTS - 14.2% (Cost $654,921)		$654,921
Other Assets in Excess of Liabilities - 85.8%		3,963,600
TOTAL NET ASSETS - 100.0%		$4,618,521

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
Schedule of Total Return Swap Contracts
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Boeing Co.	Cantor Fitzgerald & Co.	Receive	OBFR + 3.00%	Termination	07/13/2026	$1,264,246	$132,614
Boeing Co.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	07/15/2026	6,632,480	865,388
Boeing Co.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	07/13/2026	1,338,680	28,757
Net Unrealized Appreciation (Depreciation)							$1,026,759

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

15

Leverage Shares 2X Long BBAI Daily ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 5.0%
First American Treasury Obligations Fund - Class X, 3.59%(a)	729,243	$729,243
TOTAL MONEY MARKET FUNDS (Cost $729,243)		729,243
TOTAL INVESTMENTS - 5.0% (Cost $729,243)		$729,243
Other Assets in Excess of Liabilities - 95.0%		13,940,876
TOTAL NET ASSETS - 100.0%		$14,670,119

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
Schedule of Total Return Swap Contracts
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
BigBear.ai Holdings, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 20.00%	Termination	09/22/2026	$1,979,254	$292,167
BigBear.ai Holdings, Inc.	Clear Street LLC	Receive	OBFR + 19.00%	Termination	05/19/2027	3,863,279	289,514
BigBear.ai Holdings, Inc.	Jane Street Group, LLC	Receive	OBFR + 15.00%	Termination	05/11/2027	1,558,166	198,303
BigBear.ai Holdings, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 5.50%	Termination	09/22/2026	21,943,531	(988,049)
Net Unrealized Appreciation (Depreciation)							$(208,065)

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

16

Leverage Shares 2X Long BE Daily ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 1.8%
First American Treasury Obligations Fund - Class X, 3.59%(a)	364,235	$364,235
TOTAL MONEY MARKET FUNDS (Cost $364,235)		364,235
TOTAL INVESTMENTS - 1.8% (Cost $364,235)		$364,235
Other Assets in Excess of Liabilities - 98.2%		19,418,575
TOTAL NET ASSETS - 100.0%		$19,782,810

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
Schedule of Total Return Swap Contracts
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Bloom Energy Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 8.00%	Termination	01/19/2027	$5,539,688	$150,798
Bloom Energy Corp.	Clear Street LLC	Receive	OBFR + 1.75%	Termination	01/20/2027	28,405,707	(437,420)
Bloom Energy Corp.	Jane Street Group, LLC	Receive	OBFR + 12.00%	Termination	05/11/2027	19,552	9,422
Bloom Energy Corp.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	01/18/2027	5,596,360	2,710,473
Net Unrealized Appreciation (Depreciation)							$2,433,273

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

17

Leverage Shares 2X Long BIDU Daily ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 10.2%
First American Treasury Obligations Fund - Class X, 3.59%(a)	166,821	$166,821
TOTAL MONEY MARKET FUNDS (Cost $166,821)		166,821
TOTAL INVESTMENTS - 10.2% (Cost $166,821)		$166,821
Other Assets in Excess of Liabilities - 89.8%		1,474,250
TOTAL NET ASSETS - 100.0%		$1,641,071

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
Schedule of Total Return Swap Contracts
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Baidu, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 3.00%	Termination	01/18/2027	$129,567	$6,069
Baidu, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	01/27/2027	3,021,410	311,362
Baidu, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	01/27/2027	129,693	8,250
Net Unrealized Appreciation (Depreciation)							$325,681

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

18

Leverage Shares 2X Long BLSH Daily ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 17.3%
First American Treasury Obligations Fund - Class X, 3.59%(a)	284,358	$284,358
TOTAL MONEY MARKET FUNDS (Cost $284,358)		284,358
TOTAL INVESTMENTS - 17.3% (Cost $284,358)		$284,358
Other Assets in Excess of Liabilities - 82.7%		1,363,480
TOTAL NET ASSETS - 100.0%		$1,647,838

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
Schedule of Total Return Swap Contracts
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Bullish, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 5.00%	Termination	09/09/2026	$292,408	$30,969
Bullish, Inc.	Clear Street LLC	Receive	OBFR + 5.25%	Termination	12/02/2026	209,779	14,362
Bullish, Inc.	Jane Street Group, LLC	Receive	OBFR + 12.00%	Termination	05/11/2027	9,697	(233)
Bullish, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 4.00%	Termination	11/27/2026	2,783,493	(99,680)
Net Unrealized Appreciation (Depreciation)							$(54,582)

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

19

Leverage Shares 2X Long BMNR Daily ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 6.8%
First American Treasury Obligations Fund - Class X, 3.59%(a)	2,341,936	$2,341,936
TOTAL MONEY MARKET FUNDS (Cost $2,341,936)		2,341,936
TOTAL INVESTMENTS - 6.8% (Cost $2,341,936)		$2,341,936
Other Assets in Excess of Liabilities - 93.2%		32,186,483
TOTAL NET ASSETS - 100.0%		$34,528,419

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
Schedule of Total Return Swap Contracts
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
BitMine Immersion Technologies, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 17.50%	Termination	12/15/2026	$11,245,529	$232,929
BitMine Immersion Technologies, Inc.	Clear Street LLC	Receive	OBFR + 15.00%	Termination	12/15/2026	11,802,314	506,848
BitMine Immersion Technologies, Inc.	Jane Street Group, LLC	Receive	OBFR + 13.00%	Termination	05/11/2027	12,326	(68)
BitMine Immersion Technologies, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 8.50%	Termination	11/27/2026	46,025,066	4,663,751
Net Unrealized Appreciation (Depreciation)							$ 5,403,460

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

20

Leverage Shares 2X Long BULL Daily ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 10.9%
First American Treasury Obligations Fund - Class X, 3.59%(a)	871,319	$871,319
TOTAL MONEY MARKET FUNDS (Cost $871,319)		871,319
TOTAL INVESTMENTS - 10.9% (Cost $871,319)		$871,319
Other Assets in Excess of Liabilities - 89.1%		7,086,273
TOTAL NET ASSETS - 100.0%		$7,957,592

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
Schedule of Total Return Swap Contracts
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Webull Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 20.00%	Termination	03/24/2027	$4,071,418	$723,325
Webull Corp.	Clear Street LLC	Receive	OBFR + 13.00%	Termination	09/09/2026	1,295,371	186,910
Webull Corp.	Jane Street Group, LLC	Receive	OBFR + 15.00%	Termination	05/11/2027	372,235	55,722
Webull Corp.	Marex Capital Markets Inc.	Receive	OBFR + 5.00%	Termination	09/11/2026	10,183,318	(334,321)
Net Unrealized Appreciation (Depreciation)							$631,636

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

21

Leverage Shares 2X Long CIFR Daily ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 6.1%
First American Treasury Obligations Fund - Class X, 3.59%(a)	162,325	$162,325
TOTAL MONEY MARKET FUNDS (Cost $162,325)		162,325
TOTAL INVESTMENTS - 6.1% (Cost $162,325)		$162,325
Other Assets in Excess of Liabilities - 93.9%		2,483,820
TOTAL NET ASSETS - 100.0%		$2,646,145

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
Schedule of Total Return Swap Contracts
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Cipher Digital, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 17.50%	Termination	01/11/2027	$273,640	$1,530
Cipher Digital, Inc.	Clear Street LLC	Receive	OBFR + 13.00%	Termination	01/13/2027	1,147,760	277,812
Cipher Digital, Inc.	Jane Street Group, LLC	Receive	OBFR + 12.00%	Termination	05/11/2027	962,626	(10,385)
Cipher Digital, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	01/11/2027	2,908,030	121,627
Net Unrealized Appreciation (Depreciation)							$390,584

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

22

Leverage Shares 2X Long CMG Daily ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 8.7%
First American Treasury Obligations Fund - Class X, 3.59%(a)	47,490	$47,490
TOTAL MONEY MARKET FUNDS (Cost $47,490)		47,490
TOTAL INVESTMENTS - 8.7% (Cost $47,490)		$47,490
Other Assets in Excess of Liabilities - 91.3%		500,396
TOTAL NET ASSETS - 100.0%		$547,886

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
Schedule of Total Return Swap Contracts
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Chipotle Mexican Grill, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.00%	Termination	12/22/2026	$262,743	$12,086
Chipotle Mexican Grill, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	12/16/2026	629,019	22,134
Chipotle Mexican Grill, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	12/17/2026	203,158	13,547
Net Unrealized Appreciation (Depreciation)							$47,767

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

23

Leverage Shares 2X Long CNC Daily ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 13.7%
First American Treasury Obligations Fund - Class X, 3.59%(a)	115,686	$115,686
TOTAL MONEY MARKET FUNDS (Cost $115,686)		115,686
TOTAL INVESTMENTS - 13.7% (Cost $115,686)		$115,686
Other Assets in Excess of Liabilities - 86.3%		729,469
TOTAL NET ASSETS - 100.0%		$845,155

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
Schedule of Total Return Swap Contracts
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Centene Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 4.00%	Termination	01/18/2027	$206,116	$14,494
Centene Corp.	Clear Street LLC	Receive	OBFR + 1.75%	Termination	01/27/2027	1,203,622	(6,500)
Centene Corp.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	01/27/2027	279,188	19,219
Net Unrealized Appreciation (Depreciation)							$ 27,213

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

24

LEVERAGE SHARES 2X LONG COIN DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 11.4%
First American Treasury Obligations Fund - Class X, 3.59%(a)	869,970	$869,970
TOTAL MONEY MARKET FUNDS (Cost $869,970)		869,970
TOTAL INVESTMENTS - 11.4% (Cost $869,970)		$869,970
Other Assets in Excess of Liabilities - 88.6%		6,768,456
TOTAL NET ASSETS - 100.0%		$7,638,426

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Coinbase Global, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 5.00%	Termination	03/01/2027	$7,278,716	$246,354
Coinbase Global, Inc.	Clear Street LLC	Receive	OBFR + 7.00%	Termination	03/03/2027	2,034,112	84,749
Coinbase Global, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 5.00%	Termination	03/03/2027	5,959,820	588,386
Net Unrealized Appreciation (Depreciation)							$919,489

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

25

LEVERAGE SHARES 2X LONG COST DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 12.8%
First American Treasury Obligations Fund - Class X, 3.59%(a)	625,925	$625,925
TOTAL MONEY MARKET FUNDS (Cost $625,925)		625,925
TOTAL INVESTMENTS - 12.8% (Cost $625,925)		$625,925
Other Assets in Excess of Liabilities - 87.2%		4,266,248
TOTAL NET ASSETS - 100.0%		$4,892,173

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Costco Wholesale Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 1.75%	Termination	10/20/2026	$2,510,962	$318,013
Costco Wholesale Corp.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	10/20/2026	6,105,442	63,776
Costco Wholesale Corp.	Marex Capital Markets Inc.	Receive	OBFR + 2.50%	Termination	10/18/2026	1,166,710	220,644
Net Unrealized Appreciation (Depreciation)							$602,433

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

26

LEVERAGE SHARES 2X LONG CRCL DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 8.1%
First American Treasury Obligations Fund - Class X, 3.59%(a)	10,874,176	$10,874,176
TOTAL MONEY MARKET FUNDS (Cost $10,874,176)		10,874,176
TOTAL INVESTMENTS - 8.1% (Cost $10,874,176)		$10,874,176
Other Assets in Excess of Liabilities - 91.9%		122,940,461
TOTAL NET ASSETS - 100.0%		$133,814,637

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Circle Internet Group, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 10.50%	Termination	09/09/2026	$31,030,976	$1,084,382
Circle Internet Group, Inc.	Clear Street LLC	Receive	OBFR + 2.50%	Termination	03/10/2027	168,691,456	(8,407,221)
Circle Internet Group, Inc.	Jane Street Group, LLC	Receive	OBFR + 9.00%	Termination	05/07/2027	13,850,112	(1,381,890)
Circle Internet Group, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 6.50%	Termination	09/11/2026	54,014,528	7,176,647
Net Unrealized Appreciation (Depreciation)							$(1,528,082)

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

27

LEVERAGE SHARES 2X LONG CRM DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 11.9%
First American Treasury Obligations Fund - Class X, 3.59%(a)	3,603,392	$3,603,392
TOTAL MONEY MARKET FUNDS (Cost $3,603,392)		3,603,392
TOTAL INVESTMENTS - 11.9% (Cost $3,603,392)		$3,603,392
Other Assets in Excess of Liabilities - 88.1%		26,617,101
TOTAL NET ASSETS - 100.0%		$30,220,493

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Salesforce, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.50%	Termination	03/05/2027	$14,716,423	$130,358
Salesforce, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	03/08/2027	42,428,103	(1,261,593)
Salesforce, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	03/05/2027	3,278,162	57,704
Net Unrealized Appreciation (Depreciation)							$(1,073,531)

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

28

LEVERAGE SHARES 2X LONG CRML DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 11.2%
First American Treasury Obligations Fund - Class X, 3.59%(a)	358,637	$358,637
TOTAL MONEY MARKET FUNDS (Cost $358,637)		358,637
TOTAL INVESTMENTS - 11.2% (Cost $358,637)		$358,637
Other Assets in Excess of Liabilities - 88.8%		2,854,656
TOTAL NET ASSETS - 100.0%		$3,213,293

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Critical Metals Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 40.00%	Termination	03/10/2027	$120,935	$26,768
Critical Metals Corp.	Clear Street LLC	Receive	OBFR + 17.50%	Termination	03/17/2027	1,086,556	188,711
Critical Metals Corp.	Jane Street Group, LLC	Receive	OBFR + 13.00%	Termination	05/11/2027	547,237	44,186
Critical Metals Corp.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	03/18/2027	4,668,728	469,462
Net Unrealized Appreciation (Depreciation)							$729,127

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

29

LEVERAGE SHARES 2X LONG CRWV DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 6.2%
First American Treasury Obligations Fund - Class X, 3.59%(a)	8,787,705	$8,787,705
TOTAL MONEY MARKET FUNDS (Cost $8,787,705)		8,787,705
TOTAL INVESTMENTS - 6.2% (Cost $8,787,705)		$8,787,705
Other Assets in Excess of Liabilities - 93.8%		132,271,371
TOTAL NET ASSETS - 100.0%		$141,059,076

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
CoreWeave, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 6.00%	Termination	09/09/2026	$36,402,246	$5,226,812
CoreWeave, Inc.	Clear Street LLC	Receive	OBFR + 2.25%	Termination	03/10/2027	158,900,656	2,078,808
CoreWeave, Inc.	Jane Street Group, LLC	Receive	OBFR + 9.00%	Termination	05/11/2027	23,281,211	2,386,884
CoreWeave, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.50%	Termination	09/11/2026	63,528,858	(4,225,345)
Net Unrealized Appreciation (Depreciation)							$5,467,159

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

30

LEVERAGE SHARES 2X LONG DNN DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 13.6%
First American Treasury Obligations Fund - Class X, 3.59%(a)	41,856	$41,856
TOTAL MONEY MARKET FUNDS (Cost $41,856)		41,856
TOTAL INVESTMENTS - 13.6% (Cost $41,856)		$41,856
Other Assets in Excess of Liabilities - 86.4%		265,924
TOTAL NET ASSETS - 100.0%		$307,780

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Denison Mines Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 20.00%	Termination	03/10/2027	$91,920	$313
Denison Mines Corp.	Clear Street LLC	Receive	OBFR + 19.00%	Termination	03/17/2027	57,339	(2,462)
Denison Mines Corp.	Jane Street Group, LLC	Receive	OBFR + 15.00%	Termination	05/11/2027	40,847	(299)
Denison Mines Corp.	Marex Capital Markets Inc.	Receive	OBFR + 4.00%	Termination	03/18/2027	424,747	24,426
Net Unrealized Appreciation (Depreciation)							$21,978

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

31

LEVERAGE SHARES 2X LONG DUOL DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 7.8%
First American Treasury Obligations Fund - Class X, 3.59%(a)	439,919	$439,919
TOTAL MONEY MARKET FUNDS (Cost $439,919)		439,919
TOTAL INVESTMENTS - 7.8% (Cost $439,919)		$439,919
Other Assets in Excess of Liabilities - 92.2%		5,168,817
TOTAL NET ASSETS - 100.0%		$5,608,736

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Duolingo, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 7.00%	Termination	01/11/2027	$5,505	$(4,367)
Duolingo, Inc.	Clear Street LLC	Receive	OBFR + 2.25%	Termination	01/13/2027	8,806,679	976,987
Duolingo, Inc.	Jane Street Group, LLC	Receive	OBFR + 8.00%	Termination	05/11/2027	12,111	2,092
Duolingo, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	01/11/2027	2,385,317	490,203
Net Unrealized Appreciation (Depreciation)							$1,464,915

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

32

LEVERAGE SHARES 2X LONG FCX DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 10.0%
First American Treasury Obligations Fund - Class X, 3.59%(a)	140,459	$140,459
TOTAL MONEY MARKET FUNDS (Cost $140,459)		140,459
TOTAL INVESTMENTS - 10.0% (Cost $140,459)		$140,459
Other Assets in Excess of Liabilities - 90.0%		1,265,146
TOTAL NET ASSETS - 100.0%		$1,405,605

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Freeport-McMoRan, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 3.00%	Termination	03/10/2027	$465,129	$(34,438)
Freeport-McMoRan, Inc.	Clear Street LLC	Receive	OBFR + 2.00%	Termination	03/24/2027	1,030,969	6,977
Freeport-McMoRan, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	03/19/2027	1,313,051	(85,062)
Net Unrealized Appreciation (Depreciation)							$(112,523)

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

33

LEVERAGE SHARES 2X LONG FIG DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 2.2%
First American Treasury Obligations Fund - Class X, 3.59%(a)	210,626	$210,626
TOTAL MONEY MARKET FUNDS (Cost $210,626)		210,626
TOTAL INVESTMENTS - 2.2% (Cost $210,626)		$210,626
Other Assets in Excess of Liabilities - 97.8%		9,357,499
TOTAL NET ASSETS - 100.0%		$9,568,125

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Figma, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 7.50%	Termination	12/22/2026	$3,800,190	$(318,261)
Figma, Inc.	Clear Street LLC	Receive	OBFR + 2.50%	Termination	05/19/2027	12,751,576	163,021
Figma, Inc.	Jane Street Group, LLC	Receive	OBFR + 9.00%	Termination	05/11/2027	8,655	(1,200)
Figma, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.50%	Termination	11/20/2026	2,564,854	120,042
Net Unrealized Appreciation (Depreciation)							$(36,398)

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

34

LEVERAGE SHARES 2X LONG FUTU DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 10.7%
First American Treasury Obligations Fund - Class X, 3.59%(a)	809,697	$809,697
TOTAL MONEY MARKET FUNDS (Cost $809,697)		809,697
TOTAL INVESTMENTS - 10.7% (Cost $809,697)		$809,697
Other Assets in Excess of Liabilities - 89.3%		6,753,113
TOTAL NET ASSETS - 100.0%		$7,562,810

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Futu Holdings Ltd.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.50%	Termination	11/25/2026	$3,592,358	$116,222
Futu Holdings Ltd.	Clear Street LLC	Receive	OBFR + 2.50%	Termination	11/18/2026	10,431,125	504,200
Futu Holdings Ltd.	Marex Capital Markets Inc.	Receive	OBFR + 4.00%	Termination	11/20/2026	1,097,021	181,456
Net Unrealized Appreciation (Depreciation)							$801,878

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

35

LEVERAGE SHARES 2X LONG GEMI DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 16.7%
First American Treasury Obligations Fund - Class X, 3.59%(a)	106,643	$106,643
TOTAL MONEY MARKET FUNDS (Cost $106,643)		106,643
TOTAL INVESTMENTS - 16.7% (Cost $106,643)		$106,643
Other Assets in Excess of Liabilities - 83.3%		530,711
TOTAL NET ASSETS - 100.0%		$637,354

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Gemini Space Station, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 20.00%	Termination	09/09/2026	$5,155	$(1,511)
Gemini Space Station, Inc.	Clear Street LLC	Receive	OBFR + 11.00%	Termination	12/09/2026	120,377	1,091
Gemini Space Station, Inc.	Jane Street Group, LLC	Receive	OBFR + 15.00%	Termination	05/11/2027	13,107	(291)
Gemini Space Station, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 4.00%	Termination	12/05/2026	1,135,650	72,323
Net Unrealized Appreciation (Depreciation)							$71,612

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

36

LEVERAGE SHARES 2X LONG GEV DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 9.9%
First American Treasury Obligations Fund - Class X, 3.59%(a)	1,024,359	$1,024,359
TOTAL MONEY MARKET FUNDS (Cost $1,024,359)		1,024,359
TOTAL INVESTMENTS - 9.9% (Cost $1,024,359)		$1,024,359
Other Assets in Excess of Liabilities - 90.1%		9,307,693
TOTAL NET ASSETS - 100.0%		$10,332,052

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
GE Vernova, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.75%	Termination	01/19/2027	$3,707,600	$707,268
GE Vernova, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	01/20/2027	16,502,179	1,072,216
GE Vernova, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	01/18/2027	444,219	118,572
Net Unrealized Appreciation (Depreciation)							$1,898,056

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

37

LEVERAGE SHARES 2X LONG GLW DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 12.8%
First American Treasury Obligations Fund - Class X, 3.59%(a)	3,435,099	$3,435,099
TOTAL MONEY MARKET FUNDS (Cost $3,435,099)		3,435,099
TOTAL INVESTMENTS - 12.8% (Cost $3,435,099)		$3,435,099
Other Assets in Excess of Liabilities - 87.2%		23,455,369
TOTAL NET ASSETS - 100.0%		$26,890,468

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Corning, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 3.00%	Termination	04/20/2027	$11,332,560	$—
Corning, Inc.	Clear Street LLC	Receive	OBFR + 1.75%	Termination	04/14/2027	28,848,099	1,914,751
Corning, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 2.50%	Termination	04/10/2027	13,583,798	1,756,090
Net Unrealized Appreciation (Depreciation)							$3,670,841

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

38

LEVERAGE SHARES 2X LONG GLXY DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 4.5%
First American Treasury Obligations Fund - Class X, 3.59%(a)	172,549	$172,549
TOTAL MONEY MARKET FUNDS (Cost $172,549)		172,549
TOTAL INVESTMENTS - 4.5% (Cost $172,549)		$172,549
Other Assets in Excess of Liabilities - 95.5%		3,676,220
TOTAL NET ASSETS - 100.0%		$3,848,769

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Galaxy Digital, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 12.00%	Termination	09/22/2026	$526,848	$109,865
Galaxy Digital, Inc.	Clear Street LLC	Receive	OBFR + 3.50%	Termination	09/23/2026	4,879,765	1,130,235
Galaxy Digital, Inc.	Jane Street Group, LLC	Receive	OBFR + 12.00%	Termination	05/11/2027	14,626	4,497
Galaxy Digital, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 5.00%	Termination	09/22/2026	2,272,032	36,754
Net Unrealized Appreciation (Depreciation)							$1,281,351

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

39

LEVERAGE SHARES 2X LONG GRAB DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 9.2%
First American Treasury Obligations Fund - Class X, 3.59%(a)	115,309	$115,309
TOTAL MONEY MARKET FUNDS (Cost $115,309)		115,309
TOTAL INVESTMENTS - 9.2% (Cost $115,309)		$115,309
Other Assets in Excess of Liabilities - 90.8%		1,137,564
TOTAL NET ASSETS - 100.0%		$1,252,873

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Grab Holdings Ltd.	Cantor Fitzgerald & Co.	Receive	OBFR + 20.00%	Termination	01/11/2027	$12,606	$(1,501)
Grab Holdings Ltd.	Clear Street LLC	Receive	OBFR + 1.75%	Termination	01/13/2027	1,850,782	24,866
Grab Holdings Ltd.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	01/11/2027	640,996	7,766
Net Unrealized Appreciation (Depreciation)							$31,131

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

40

LEVERAGE SHARES 2X LONG HOOD DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 11.0%
First American Treasury Obligations Fund - Class X, 3.59%(a)	7,103,471	$7,103,471
TOTAL MONEY MARKET FUNDS (Cost $7,103,471)		7,103,471
TOTAL INVESTMENTS - 11.0% (Cost $7,103,471)		$7,103,471
Other Assets in Excess of Liabilities - 89.0%		57,579,423
TOTAL NET ASSETS - 100.0%		$64,682,894

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Robinhood Markets, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 4.00%	Termination	03/03/2027	$33,618,690	$(1,005,247)
Robinhood Markets, Inc.	Clear Street LLC	Receive	OBFR + 3.50%	Termination	05/19/2027	57,095,612	405,060
Robinhood Markets, Inc.	Jane Street Group, LLC	Receive	OBFR + 7.00%	Termination	05/11/2027	3,002,704	(255,387)
Robinhood Markets, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 4.00%	Termination	05/07/2027	35,654,144	(1,131,497)
Net Unrealized Appreciation (Depreciation)							$(1,987,071)

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

41

LEVERAGE SHARES 2X LONG HUT DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 4.7%
First American Treasury Obligations Fund - Class X, 3.59%(a)	152,618	$152,618
TOTAL MONEY MARKET FUNDS (Cost $152,618)		152,618
TOTAL INVESTMENTS - 4.7% (Cost $152,618)		$152,618
Other Assets in Excess of Liabilities - 95.3%		3,060,656
TOTAL NET ASSETS - 100.0%		$3,213,274

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Hut 8 Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 9.00%	Termination	03/31/2027	$15,156	$1,873
Hut 8 Corp.	Clear Street LLC	Receive	OBFR + 7.00%	Termination	02/17/2027	4,139,179	144,600
Hut 8 Corp.	Jane Street Group, LLC	Receive	OBFR + 15.00%	Termination	05/11/2027	20,233	2,797
Hut 8 Corp.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	02/13/2027	2,248,772	60,951
Net Unrealized Appreciation (Depreciation)							$210,221

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

42

LEVERAGE SHARES 2X LONG IREN DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 2.8%
First American Treasury Obligations Fund - Class X, 3.59%(a)	281,112	$281,112
TOTAL MONEY MARKET FUNDS (Cost $281,112)		281,112
TOTAL INVESTMENTS - 2.8% (Cost $281,112)		$281,112
Other Assets in Excess of Liabilities - 97.2%		9,876,522
TOTAL NET ASSETS - 100.0%		$10,157,634

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
IREN Ltd.	Cantor Fitzgerald & Co.	Receive	OBFR + 15.00%	Termination	01/19/2027	$195,693	$25,496
IREN Ltd.	Clear Street LLC	Receive	OBFR + 1.75%	Termination	01/20/2027	17,521,259	390,353
IREN Ltd.	Jane Street Group, LLC	Receive	OBFR + 13.00%	Termination	05/11/2027	12,606	2,402
IREN Ltd.	Marex Capital Markets Inc.	Receive	OBFR + 4.50%	Termination	01/18/2027	2,584,968	356,966
Net Unrealized Appreciation (Depreciation)							$775,217

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

43

LEVERAGE SHARES 2X LONG KLAC DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 10.6%
First American Treasury Obligations Fund - Class X, 3.59%(a)	544,893	$544,893
TOTAL MONEY MARKET FUNDS (Cost $544,893)		544,893
TOTAL INVESTMENTS - 10.6% (Cost $544,893)		$544,893
Other Assets in Excess of Liabilities - 89.4%		4,590,376
TOTAL NET ASSETS - 100.0%		$5,135,269

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
KLA Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.50%	Termination	01/18/2027	$301,060	$89,443
KLA Corp.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	01/27/2027	9,822,964	41,797
KLA Corp.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	01/27/2027	140,028	46,267
Net Unrealized Appreciation (Depreciation)							$177,507

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

44

LEVERAGE SHARES 2X LONG LAC DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 6.4%
First American Treasury Obligations Fund - Class X, 3.59%(a)	120,551	$120,551
TOTAL MONEY MARKET FUNDS (Cost $120,551)		120,551
TOTAL INVESTMENTS - 6.4% (Cost $120,551)		$120,551
Other Assets in Excess of Liabilities - 93.6%		1,769,506
TOTAL NET ASSETS - 100.0%		$1,890,057

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Lithium Americas Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 10.00%	Termination	01/11/2027	$42,975	$5,711
Lithium Americas Corp.	Clear Street LLC	Receive	OBFR + 9.50%	Termination	01/13/2027	1,054,257	219,276
Lithium Americas Corp.	Jane Street Group, LLC	Receive	OBFR + 12.00%	Termination	05/11/2027	18,204	4,290
Lithium Americas Corp.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	01/11/2027	2,663,814	2,573
Net Unrealized Appreciation (Depreciation)							$231,850

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

45

LEVERAGE SHARES 2X LONG LULU DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

TOTAL INVESTMENTS - 0.00% (Cost $—)	$—
Other Assets in Excess of Liabilities - 100.0%	4,475,385
TOTAL NET ASSETS - 100.0%	$4,475,385

Percentages are stated as a percent of net assets.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Lululemon Athletica, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.00%	Termination	09/09/2026	$7,583,139	$(25,332)
Lululemon Athletica, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	12/09/2026	866,822	(72,747)
Lululemon Athletica, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 2.50%	Termination	12/05/2026	499,163	(50,505)
Net Unrealized Appreciation (Depreciation)							$(148,584)

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

46

LEVERAGE SHARES 2X LONG MP DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 14.2%
First American Treasury Obligations Fund - Class X, 3.59%(a)	438,518	$438,518
TOTAL MONEY MARKET FUNDS (Cost $438,518)		438,518
TOTAL INVESTMENTS - 14.2% (Cost $438,518)		$438,518
Other Assets in Excess of Liabilities - 85.8%		2,639,243
TOTAL NET ASSETS - 100.0%		$3,077,761

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
MP Materials Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 8.00%	Termination	09/09/2026	$113,589	$11,022
MP Materials Corp.	Clear Street LLC	Receive	OBFR + 2.50%	Termination	12/02/2026	2,409,205	411,238
MP Materials Corp.	Jane Street Group, LLC	Receive	OBFR + 7.00%	Termination	05/11/2027	12,416	2,179
MP Materials Corp.	Marex Capital Markets Inc.	Receive	OBFR + 2.50%	Termination	11/27/2026	3,616,350	149,440
Net Unrealized Appreciation (Depreciation)							$573,879

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

47

LEVERAGE SHARES 2X LONG NBIS DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 4.3%
First American Treasury Obligations Fund - Class X, 3.59%(a)	1,188,561	$1,188,561
TOTAL MONEY MARKET FUNDS (Cost $1,188,561)		1,188,561
TOTAL INVESTMENTS - 4.3% (Cost $1,188,561)		$1,188,561
Other Assets in Excess of Liabilities - 95.7%		26,243,791
TOTAL NET ASSETS - 100.0%		$27,432,352

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Nebius Group NV	Cantor Fitzgerald & Co.	Receive	OBFR + 9.00%	Termination	09/09/2026	$870,849	$302,988
Nebius Group NV	Clear Street LLC	Receive	OBFR + 2.75%	Termination	12/02/2026	39,431,766	616,961
Nebius Group NV	Jane Street Group, LLC	Receive	OBFR + 10.00%	Termination	05/11/2027	11,197	1,070
Nebius Group NV	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	11/27/2026	14,538,340	(724,762)
Net Unrealized Appreciation (Depreciation)							$196,257

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

48

LEVERAGE SHARES 2X LONG NEM DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 17.2%
First American Treasury Obligations Fund - Class X, 3.59%(a)	315,233	$315,233
TOTAL MONEY MARKET FUNDS (Cost $315,233)		315,233
TOTAL INVESTMENTS - 17.2% (Cost $315,233)		$315,233
Other Assets in Excess of Liabilities - 82.8%		1,513,964
TOTAL NET ASSETS - 100.0%		$1,829,197

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Newmont Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 5.00%	Termination	12/22/2026	$133,308	$27,233
Newmont Corp.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	12/16/2026	2,543,183	250,561
Newmont Corp.	Marex Capital Markets Inc.	Receive	OBFR + 2.50%	Termination	12/17/2026	980,925	(42,311)
Net Unrealized Appreciation (Depreciation)							$235,483

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

49

LEVERAGE SHARES 2X LONG NET DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 12.6%
First American Treasury Obligations Fund - Class X, 3.59%(a)	588,950	$588,950
TOTAL MONEY MARKET FUNDS (Cost $588,950)		588,950
TOTAL INVESTMENTS - 12.6% (Cost $588,950)		$588,950
Other Assets in Excess of Liabilities - 87.4%		4,088,415
TOTAL NET ASSETS - 100.0%		$4,677,365

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Cloudflare, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 8.00%	Termination	12/22/2026	$338,201	$49,815
Cloudflare, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	12/16/2026	8,136,079	(102,763)
Cloudflare, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	12/17/2026	874,402	296,634
Net Unrealized Appreciation (Depreciation)							$243,686

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

50

LEVERAGE SHARES 2X LONG NIO DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 5.1%
First American Treasury Obligations Fund - Class X, 3.59%(a)	157,764	$157,764
TOTAL MONEY MARKET FUNDS (Cost $157,764)		157,764
TOTAL INVESTMENTS - 5.1% (Cost $157,764)		$157,764
Other Assets in Excess of Liabilities - 94.9%		2,931,666
TOTAL NET ASSETS - 100.0%		$3,089,430

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
NIO, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 14.00%	Termination	01/18/2027	$55,791	$13,591
NIO, Inc.	Clear Street LLC	Receive	OBFR + 1.75%	Termination	01/27/2027	5,370,616	147,794
NIO, Inc.	Jane Street Group, LLC	Receive	OBFR + 9.00%	Termination	05/11/2027	10,665	3
NIO, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	01/27/2027	739,035	172,044
Net Unrealized Appreciation (Depreciation)							$333,432

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

51

LEVERAGE SHARES 2X LONG NU DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 9.7%
First American Treasury Obligations Fund - Class X, 3.59%(a)	48,335	$48,335
TOTAL MONEY MARKET FUNDS (Cost $48,335)		48,335
TOTAL INVESTMENTS - 9.7% (Cost $48,335)		$48,335
Other Assets in Excess of Liabilities - 90.3%		448,548
TOTAL NET ASSETS - 100.0%		$496,883

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
NU Holdings Ltd.	Cantor Fitzgerald & Co.	Receive	OBFR + 5.00%	Termination	12/22/2026	$224,440	$(7,144)
NU Holdings Ltd.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	12/16/2026	556,003	10,694
NU Holdings Ltd.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination	12/17/2026	212,856	7,284
Net Unrealized Appreciation (Depreciation)							$10,834

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

52

LEVERAGE SHARES 2X LONG NVDA DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 11.2%
First American Treasury Obligations Fund - Class X, 3.59%(a)	3,002,503	$3,002,503
TOTAL MONEY MARKET FUNDS (Cost $3,002,503)		3,002,503
TOTAL INVESTMENTS - 11.2% (Cost $3,002,503)		$3,002,503
Other Assets in Excess of Liabilities - 88.8%		23,856,099
TOTAL NET ASSETS - 100.0%		$26,858,602

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
NVIDIA Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.50%	Termination	02/22/2027	$7,174,542	$424,815
NVIDIA Corp.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	02/24/2027	33,110,659	(2,588,600)
NVIDIA Corp.	Marex Capital Markets Inc.	Receive	OBFR + 2.00%	Termination	02/15/2027	13,428,067	1,300,397
Net Unrealized Appreciation (Depreciation)							$(863,388)

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

53

LEVERAGE SHARES 2X LONG OKTA DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 6.1%
First American Treasury Obligations Fund - Class X, 3.59%(a)	55,157	$55,157
TOTAL MONEY MARKET FUNDS (Cost $55,157)		55,157
TOTAL INVESTMENTS - 6.1% (Cost $55,157)		$55,157
Other Assets in Excess of Liabilities - 93.9%		852,537
TOTAL NET ASSETS - 100.0%		$907,694

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Okta, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 5.00%	Termination	12/22/2026	$182,652	$16,236
Okta, Inc.	Clear Street LLC	Receive	OBFR + 2.50%	Termination	12/16/2026	1,056,362	100,196
Okta, Inc.	Jane Street Group, LLC	Receive	OBFR + 9.00%	Termination	05/11/2027	8,838	(289)
Okta, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	12/17/2026	567,105	57,434
Net Unrealized Appreciation (Depreciation)							$173,577

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

54

LEVERAGE SHARES 2X LONG ONDS DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 7.3%
First American Treasury Obligations Fund - Class X, 3.59%(a)	1,064,037	$1,064,037
TOTAL MONEY MARKET FUNDS (Cost $1,064,037)		1,064,037
TOTAL INVESTMENTS - 7.3% (Cost $1,064,037)		$1,064,037
Other Assets in Excess of Liabilities - 92.7%		13,576,101
TOTAL NET ASSETS - 100.0%		$14,640,138

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Ondas, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 17.50%	Termination	03/31/2027	$100,400	$(6,703)
Ondas, Inc.	Clear Street LLC	Receive	OBFR + 11.00%	Termination	02/17/2027	6,640,115	420,462
Ondas, Inc.	Jane Street Group, LLC	Receive	OBFR + 13.00%	Termination	05/11/2027	9,689	568
Ondas, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	02/13/2027	22,505,664	1,151,150
Net Unrealized Appreciation (Depreciation)							$1,565,477

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

55

LEVERAGE SHARES 2X LONG OPEN DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 10.9%
First American Treasury Obligations Fund - Class X, 3.59%(a)	158,517	$158,517
TOTAL MONEY MARKET FUNDS (Cost $158,517)		158,517
TOTAL INVESTMENTS - 10.9% (Cost $158,517)		$158,517
Other Assets in Excess of Liabilities - 89.1%		1,292,343
TOTAL NET ASSETS - 100.0%		$1,450,860

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Opendoor Technologies, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 10.00%	Termination	01/11/2027	$131,810	$5,124
Opendoor Technologies, Inc.	Clear Street LLC	Receive	OBFR + 20.00%	Termination	01/13/2027	361,315	7,556
Opendoor Technologies, Inc.	Jane Street Group, LLC	Receive	OBFR + 15.00%	Termination	05/11/2027	21,229	1,516
Opendoor Technologies, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 4.00%	Termination	01/11/2027	2,386,622	170,151
Net Unrealized Appreciation (Depreciation)							$184,347

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

56

LEVERAGE SHARES 2X LONG ORLY DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 12.2%
First American Treasury Obligations Fund - Class X, 3.59%(a)	18,851	$18,851
TOTAL MONEY MARKET FUNDS (Cost $18,851)		18,851
TOTAL INVESTMENTS - 12.2% (Cost $18,851)		$18,851
Other Assets in Excess of Liabilities - 87.8%		135,647
TOTAL NET ASSETS - 100.0%		$154,498

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
O’Reilly Automotive, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 5.00%	Termination	03/31/2027	$32,802	$1,446
O’Reilly Automotive, Inc.	Clear Street LLC	Receive	OBFR + 2.00%	Termination	02/17/2027	231,503	23,999
O’Reilly Automotive, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	02/15/2027	44,730	(2,409)
Net Unrealized Appreciation (Depreciation)							$23,036

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

57

LEVERAGE SHARES 2X LONG OSCR DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 15.6%
First American Treasury Obligations Fund - Class X, 3.59%(a)	184,337	$184,337
TOTAL MONEY MARKET FUNDS (Cost $184,337)		184,337
TOTAL INVESTMENTS - 15.6% (Cost $184,337)		$184,337
Other Assets in Excess of Liabilities - 84.4%		999,642
TOTAL NET ASSETS - 100.0%		$1,183,979

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Oscar Health, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 5.00%	Termination	09/09/2026	$404,385	$—
Oscar Health, Inc.	Clear Street LLC	Receive	OBFR + 8.00%	Termination	12/09/2026	335,492	47,008
Oscar Health, Inc.	Jane Street Group, LLC	Receive	OBFR + 13.00%	Termination	05/11/2027	12,922	2,672
Oscar Health, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 4.00%	Termination	12/05/2026	1,614,438	224,716
Net Unrealized Appreciation (Depreciation)							$274,396

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

58

LEVERAGE SHARES 2X LONG PANW DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 20.2%
First American Treasury Obligations Fund - Class X, 3.59%(a)	1,048,072	$1,048,072
TOTAL MONEY MARKET FUNDS (Cost $1,048,072)		1,048,072
TOTAL INVESTMENTS - 20.2% (Cost $1,048,072)		$1,048,072
Other Assets in Excess of Liabilities - 79.8%		4,148,084
TOTAL NET ASSETS - 100.0%		$5,196,156

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Palo Alto Networks, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.50%	Termination	05/24/2027	$2,764,218	$(34,221)
Palo Alto Networks, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	03/24/2027	7,046,738	977,650
Palo Alto Networks, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	05/07/2027	572,031	35,329
Net Unrealized Appreciation (Depreciation)							$978,758

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

59

LEVERAGE SHARES 2X LONG PBR DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 16.9%
First American Treasury Obligations Fund - Class X, 3.59%(a)	481,215	$481,215
TOTAL MONEY MARKET FUNDS (Cost $481,215)		481,215
TOTAL INVESTMENTS - 16.9% (Cost $481,215)		$481,215
Other Assets in Excess of Liabilities - 83.1%		2,372,591
TOTAL NET ASSETS - 100.0%		$2,853,806

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Petroleo Brasileiro SA	Cantor Fitzgerald & Co.	Receive	OBFR + 9.00%	Termination	01/18/2027	$55,141	$—
Petroleo Brasileiro SA	Clear Street LLC	Receive	OBFR + 1.25%	Termination	01/27/2027	4,163,273	682,785
Petroleo Brasileiro SA	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	01/27/2027	1,486,717	274
Net Unrealized Appreciation (Depreciation)							$683,059

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

60

LEVERAGE SHARES 2X LONG PLTR DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 12.6%
First American Treasury Obligations Fund - Class X, 3.59%(a)	3,217,038	$3,217,038
TOTAL MONEY MARKET FUNDS (Cost $3,217,038)		3,217,038
TOTAL INVESTMENTS - 12.6% (Cost $3,217,038)		$3,217,038
Other Assets in Excess of Liabilities - 87.4%		22,393,785
TOTAL NET ASSETS - 100.0%		$25,610,823

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Palantir Technologies, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 4.00%	Termination	05/27/2026	$8,611,605	$743,302
Palantir Technologies, Inc.	Clear Street LLC	Receive	OBFR + 2.50%	Termination	05/27/2026	31,393,371	559,062
Palantir Technologies, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	05/25/2026	11,205,311	799,762
Net Unrealized Appreciation (Depreciation)							$2,102,126

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

61

LEVERAGE SHARES 2X LONG PLUG DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 40.6%
First American Treasury Obligations Fund - Class X, 3.59%(a)(b)	1,361,697	$1,361,697
TOTAL MONEY MARKET FUNDS (Cost $1,361,697)		1,361,697
TOTAL INVESTMENTS - 40.6% (Cost $1,361,697)		$1,361,697
Other Assets in Excess of Liabilities - 59.4%		1,994,206
TOTAL NET ASSETS - 100.0%		$3,355,903

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Plug Power, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 20.00%	Termination	03/31/2027	$196,251	$17,620
Plug Power, Inc.	Clear Street LLC	Receive	OBFR + 12.00%	Termination	03/31/2027	956,619	86,880
Plug Power, Inc.	Jane Street Group, LLC	Receive	OBFR + 13.00%	Termination	05/11/2027	18,902	1,506
Plug Power, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 4.00%	Termination	02/13/2027	5,536,344	(496,692)
Net Unrealized Appreciation (Depreciation)							$(390,705)

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

62

LEVERAGE SHARES 2X LONG PYPL DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 13.8%
First American Treasury Obligations Fund - Class X, 3.59%(a)	3,455,840	$3,455,840
TOTAL MONEY MARKET FUNDS (Cost $3,455,840)		3,455,840
TOTAL INVESTMENTS - 13.8% (Cost $3,455,840)		$3,455,840
Other Assets in Excess of Liabilities - 86.2%		21,505,323
TOTAL NET ASSETS - 100.0%		$24,961,163

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
PayPal Holdings, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 3.50%	Termination	03/04/2027	$13,334,733	$2,288,737
PayPal Holdings, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	03/08/2027	30,937,734	(653,424)
PayPal Holdings, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	05/04/2026	5,616,432	1,020,709
Net Unrealized Appreciation (Depreciation)							$ 2,656,022

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

63

LEVERAGE SHARES 2X LONG RTX DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 10.4%
First American Treasury Obligations Fund - Class X, 3.59%(a)	432,201	$432,201
TOTAL MONEY MARKET FUNDS (Cost $432,201)		432,201
TOTAL INVESTMENTS - 10.4% (Cost $432,201)		$432,201
Other Assets in Excess of Liabilities - 89.6%		3,721,030
TOTAL NET ASSETS - 100.0%		$ 4,153,231

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
RTX Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.00%	Termination	07/06/2026	$ 1,135,652	$(90,759)
RTX Corp.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	07/08/2026	6,489,236	(126,761)
RTX Corp.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	07/06/2026	677,870	22,865
Net Unrealized Appreciation (Depreciation)							$(194,655)

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

64

Leverage Shares 2X Long SATS Daily ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 11.2%
First American Treasury Obligations Fund - Class X, 3.59%(a)	2,049,750	$2,049,750
TOTAL MONEY MARKET FUNDS (Cost $2,049,750)		2,049,750
TOTAL INVESTMENTS - 11.2% (Cost $2,049,750)		$2,049,750
Other Assets in Excess of Liabilities - 88.8%		16,174,334
TOTAL NET ASSETS - 100.0%		$18,224,084

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
Schedule of Total Return Swap Contracts
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
EchoStar Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 3.00%	Termination	01/19/2027	$1,188,301	$67,649
EchoStar Corp.	Clear Street LLC	Receive	OBFR + 1.75%	Termination	01/20/2027	30,913,928	1,276,089
EchoStar Corp.	Jane Street Group, LLC	Receive	OBFR + 10.00%	Termination	05/11/2027	10,097	24
EchoStar Corp.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	01/18/2027	4,317,904	132,426
Net Unrealized Appreciation (Depreciation)							$1,476,188

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

65

Leverage Shares 2X Long SBUX Daily ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 14.7%
First American Treasury Obligations Fund - Class X, 3.59%(a)	109,537	$109,537
TOTAL MONEY MARKET FUNDS (Cost $109,537)		109,537
TOTAL INVESTMENTS - 14.7% (Cost $109,537)		$109,537
Other Assets in Excess of Liabilities - 85.3%		635,645
TOTAL NET ASSETS - 100.0%		$745,182

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
Schedule of Total Return Swap Contracts
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Starbucks Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 3.00%	Termination	12/22/2026	$145,882	$12,390
Starbucks Corp.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	12/16/2026	1,022,754	65,448
Starbucks Corp.	Marex Capital Markets Inc.	Receive	OBFR + 2.50%	Termination	12/17/2026	321,257	55,669
Net Unrealized Appreciation (Depreciation)							$ 133,507

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

66

Leverage Shares 2X Long SNAP Daily ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 12.2%
First American Treasury Obligations Fund - Class X, 3.59%(a)	340,376	$340,376
TOTAL MONEY MARKET FUNDS (Cost $340,376)		340,376
TOTAL INVESTMENTS - 12.2% (Cost $340,376)		$340,376
Other Assets in Excess of Liabilities - 87.8%		2,450,513
TOTAL NET ASSETS - 100.0%		$2,790,889

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
Schedule of Total Return Swap Contracts
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Snap, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 7.00%	Termination	01/18/2027	$34,423	$8,977
Snap, Inc.	Clear Street LLC	Receive	OBFR + 1.75%	Termination	01/27/2027	4,081,134	282,385
Snap, Inc.	Jane Street Group, LLC	Receive	OBFR + 8.00%	Termination	05/11/2027	12,686	2,799
Snap, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	01/27/2027	1,451,519	2,988
Net Unrealized Appreciation (Depreciation)							$297,149

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

67

Leverage Shares 2X Long SPOT Daily ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 9.5%
First American Treasury Obligations Fund - Class X, 3.59%(a)	390,856	$390,856
TOTAL MONEY MARKET FUNDS (Cost $390,856)		390,856
TOTAL INVESTMENTS - 9.5% (Cost $390,856)		$390,856
Other Assets in Excess of Liabilities - 90.5%		3,742,728
TOTAL NET ASSETS - 100.0%		$4,133,584

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
Schedule of Total Return Swap Contracts
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Spotify Technology SA	Cantor Fitzgerald & Co.	Receive	OBFR + 2.00%	Termination	12/22/2026	$1,183,358	$(41,575)
Spotify Technology SA	Clear Street LLC	Receive	OBFR + 1.25%	Termination	12/16/2026	6,203,473	157,491
Spotify Technology SA	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	12/17/2026	877,471	(52,282)
Net Unrealized Appreciation (Depreciation)							$63,634

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

68

LEVERAGE SHARES 2X LONG TER DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 7.3%
First American Treasury Obligations Fund - Class X, 3.59%(a)	1,162,998	$1,162,998
TOTAL MONEY MARKET FUNDS (Cost $1,162,998)		1,162,998
TOTAL INVESTMENTS - 7.3% (Cost $1,162,998)		$1,162,998
Other Assets in Excess of Liabilities - 92.7%		14,859,666
TOTAL NET ASSETS - 100.0%		$16,022,664

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Teradyne, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 3.00%	Termination	12/22/2026	$532,379	$106,254
Teradyne, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	12/16/2026	27,779,854	2,412,600
Teradyne, Inc.	Jane Street Group, LLC	Receive	OBFR + 8.00%	Termination	05/11/2027	9,617	(417)
Teradyne, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	12/17/2026	3,704,324	271,023
Net Unrealized Appreciation (Depreciation)							$2,789,460

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

69

Leverage Shares 2X Long TSLA Daily ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 10.6%
First American Treasury Obligations Fund - Class X, 3.59%(a)	4,622,931	$4,622,931
TOTAL MONEY MARKET FUNDS (Cost $4,622,931)		4,622,931
TOTAL INVESTMENTS - 10.6% (Cost $4,622,931)		$4,622,931
Other Assets in Excess of Liabilities - 89.4%		38,897,241
TOTAL NET ASSETS - 100.0%		$43,520,172

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
Schedule of Total Return Swap Contracts
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Tesla, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 3.00%	Termination	02/22/2027	$20,608,020	$1,186,774
Tesla, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	05/19/2027	44,475,542	2,863,389
Tesla, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 2.00%	Termination	02/15/2027	21,969,294	(626,625)
Net Unrealized Appreciation (Depreciation)							$3,423,538

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

70

LEVERAGE SHARES 2X LONG TSM DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 11.0%
First American Treasury Obligations Fund - Class X, 3.59%(a)	2,660,547	$2,660,547
TOTAL MONEY MARKET FUNDS (Cost $2,660,547)		2,660,547
TOTAL INVESTMENTS - 11.0% (Cost $2,660,547)		$2,660,547
Other Assets in Excess of Liabilities - 89.0%		21,420,902
TOTAL NET ASSETS - 100.0%		$24,081,449

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Taiwan Semiconductor Manufacturing Co. Ltd.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.00%	Termination	03/08/2027	$11,634,263	$1,361,880
Taiwan Semiconductor Manufacturing Co. Ltd.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	03/17/2027	30,606,725	(646,148)
Taiwan Semiconductor Manufacturing Co. Ltd.	Marex Capital Markets Inc.	Receive	OBFR + 2.50%	Termination	03/22/2027	5,906,839	416,921
Net Unrealized Appreciation (Depreciation)							$1,132,653

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

71

LEVERAGE SHARES 2X LONG UEC DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 8.5%
First American Treasury Obligations Fund - Class X, 3.59%(a)	132,747	$132,747
TOTAL MONEY MARKET FUNDS (Cost $132,747)		132,747
TOTAL INVESTMENTS - 8.5% (Cost $132,747)		$132,747
Other Assets in Excess of Liabilities - 91.5%		1,427,087
TOTAL NET ASSETS - 100.0%		$1,559,834

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Uranium Energy Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 12.00%	Termination	03/10/2027	$771,064	$3,311
Uranium Energy Corp.	Clear Street LLC	Receive	OBFR + 9.25%	Termination	03/17/2027	163,790	44,325
Uranium Energy Corp.	Jane Street Group, LLC	Receive	OBFR + 13.00%	Termination	05/11/2027	19,833	935
Uranium Energy Corp.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	03/18/2027	2,163,517	197,284
Net Unrealized Appreciation (Depreciation)							$245,855

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

72

LEVERAGE SHARES 2X LONG UNH DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 15.4%
First American Treasury Obligations Fund - Class X, 3.59%(a)	26,259,697	$26,259,697
TOTAL MONEY MARKET FUNDS (Cost $26,259,697)		26,259,697
TOTAL INVESTMENTS - 15.4% (Cost $26,259,697)		$26,259,697
Other Assets in Excess of Liabilities - 84.6%		144,493,345
TOTAL NET ASSETS - 100.0%		$170,753,042

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
UnitedHealth Group, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 3.00%	Termination	08/21/2026	$111,977,580	$31,609,773
UnitedHealth Group, Inc.	Clear Street LLC	Receive	OBFR + 2.50%	Termination	08/26/2026	174,408,647	7,433,364
UnitedHealth Group, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 4.00%	Termination	08/22/2026	54,888,464	575,240
Net Unrealized Appreciation (Depreciation)							$39,618,377

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

73

LEVERAGE SHARES 2X LONG UPS DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 10.5%
First American Treasury Obligations Fund - Class X, 3.59%(a)	89,804	$89,804
TOTAL MONEY MARKET FUNDS (Cost $89,804)		89,804
TOTAL INVESTMENTS - 10.5% (Cost $89,804)		$89,804
Other Assets in Excess of Liabilities - 89.5%		768,207
TOTAL NET ASSETS - 100.0%		$858,011

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
United Parcel Service, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.00%	Termination	01/11/2027	$488,512	$9,338
United Parcel Service, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	01/13/2027	1,028,595	78,266
United Parcel Service, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	01/11/2027	198,234	15,559
Net Unrealized Appreciation (Depreciation)							$103,163

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

74

LEVERAGE SHARES 2X LONG USAR DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 7.8%
First American Treasury Obligations Fund - Class X, 3.59%(a)	1,124,563	$1,124,563
TOTAL MONEY MARKET FUNDS (Cost $1,124,563)		1,124,563
TOTAL INVESTMENTS - 7.8% (Cost $1,124,563)		$1,124,563
Other Assets in Excess of Liabilities - 92.2%		13,289,729
TOTAL NET ASSETS - 100.0%		$14,414,292

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
USA Rare Earth, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 10.00%	Termination	03/31/2027	$597,310	$190,923
USA Rare Earth, Inc.	Clear Street LLC	Receive	OBFR + 11.00%	Termination	02/17/2027	4,364,207	1,177,422
USA Rare Earth, Inc.	Jane Street Group, LLC	Receive	OBFR + 13.00%	Termination	05/11/2027	15,920	5,631
USA Rare Earth, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 4.00%	Termination	02/13/2027	23,840,460	2,523,427
Net Unrealized Appreciation (Depreciation)							$3,897,403

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

75

LEVERAGE SHARES 2X LONG UUUU DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 8.0%
First American Treasury Obligations Fund - Class X, 3.59%(a)	1,361,376	$1,361,376
TOTAL MONEY MARKET FUNDS (Cost $1,361,376)		1,361,376
TOTAL INVESTMENTS - 8.0% (Cost $1,361,376)		$1,361,376
Other Assets in Excess of Liabilities - 92.0%		15,735,277
TOTAL NET ASSETS - 100.0%		$17,096,653

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Energy Fuels, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 8.00%	Termination	03/31/2027	$627,560	$48,729
Energy Fuels, Inc.	Clear Street LLC	Receive	OBFR + 8.00%	Termination	02/17/2027	6,453,199	836,012
Energy Fuels, Inc.	Jane Street Group, LLC	Receive	OBFR + 13.00%	Termination	05/11/2027	11,945	1,798
Energy Fuels, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.50%	Termination	02/13/2027	27,071,640	699,629
Net Unrealized Appreciation (Depreciation)							$1,586,168

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

76

LEVERAGE SHARES 2X LONG VALE DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 19.9%
First American Treasury Obligations Fund - Class X, 3.59%(a)	176,852	$176,852
TOTAL MONEY MARKET FUNDS (Cost $176,852)		176,852
TOTAL INVESTMENTS - 19.9% (Cost $176,852)		$176,852
Other Assets in Excess of Liabilities - 80.1%		710,696
TOTAL NET ASSETS - 100.0%		$887,548

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Vale SA	Cantor Fitzgerald & Co.	Receive	OBFR + 7.50%	Termination	01/18/2027	$34,732	$7,251
Vale SA	Clear Street LLC	Receive	OBFR + 1.25%	Termination	01/27/2027	1,090,934	94,609
Vale SA	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	01/27/2027	648,674	19,559
Net Unrealized Appreciation (Depreciation)							$121,419

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

77

LEVERAGE SHARES 2X LONG WORLD STOCK DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 20.7%
First American Treasury Obligations Fund - Class X, 3.59%(a)	526,598	$526,598
TOTAL MONEY MARKET FUNDS (Cost $526,598)		526,598
TOTAL INVESTMENTS - 20.7% (Cost $526,598)		$526,598
Other Assets in Excess of Liabilities - 79.3%		2,015,851
TOTAL NET ASSETS - 100.0%		$2,542,449

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Vanguard Total World Stock ETF	Cantor Fitzgerald & Co.	Receive	OBFR + 2.00%	Termination	04/12/2027	$2,125,872	$164,529
Vanguard Total World Stock ETF	Clear Street LLC	Receive	OBFR + 2.00%	Termination	04/14/2027	1,762,085	116,836
Vanguard Total World Stock ETF	Marex Capital Markets Inc.	Receive	OBFR + 2.50%	Termination	04/10/2027	1,195,236	78,401
Net Unrealized Appreciation (Depreciation)							$359,766

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

78

LEVERAGE SHARES 2X LONG XPEV DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 5.1%
First American Treasury Obligations Fund - Class X, 3.59%(a)	66,437	$66,437
TOTAL MONEY MARKET FUNDS (Cost $66,437)		66,437
TOTAL INVESTMENTS - 5.1% (Cost $66,437)		$66,437
Other Assets in Excess of Liabilities - 94.9%		1,225,450
TOTAL NET ASSETS - 100.0%		$1,291,887

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
XPeng, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 7.00%	Termination	03/31/2027	$13,855	$(2,501)
XPeng, Inc.	Clear Street LLC	Receive	OBFR + 2.50%	Termination	02/17/2027	2,103,515	55,179
XPeng, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.50%	Termination	02/15/2027	465,479	(35,496)
Net Unrealized Appreciation (Depreciation)							$17,182

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

79

LEVERAGE SHARES 2X LONG XYZ DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 24.3%
First American Treasury Obligations Fund - Class X, 3.59%(a)	869,318	$869,318
TOTAL MONEY MARKET FUNDS (Cost $869,318)		869,318
TOTAL INVESTMENTS - 24.3% (Cost $869,318)		$869,318
Other Assets in Excess of Liabilities - 75.7%		2,708,688
TOTAL NET ASSETS - 100.0%		$3,578,006

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency*	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Block, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 4.00%	Termination	03/05/2027	$938,418	$175,837
Block, Inc.	Clear Street LLC	Receive	OBFR + 3.50%	Termination	03/08/2027	1,152,345	194,082
Block, Inc.	Jane Street Group, LLC	Receive	OBFR + 9.00%	Termination	05/11/2027	185,512	20,173
Block, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	03/05/2027	4,873,228	119,493
Net Unrealized Appreciation (Depreciation)							$509,585

*	Financing reset of swap contracts are effective on the last day of each month. Equity reset of swap contracts are effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

80

Themes ETF Trust
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)

	Leverage Shares 2X Capped Accelerated COIN Monthly ETF	Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	Leverage Shares 2X Capped Accelerated TSLA Monthly ETF
ASSETS:
Investments, at value	$302,527	$576,424	$2,691,845	$879,913	$2,096,545
Receivable for swap contracts	50,570	217,360	544,510	49,854	182,150
Dividends receivable	28	46	137	49	100
Due from broker	21	48	158	51	60
Total assets	353,146	793,878	3,236,650	929,867	2,278,855
LIABILITIES:
Written options, at value	22,584	42,426	113,919	49,560	78,792
Payable for swap contracts	173,886	171,092	1,745,879	462,313	1,140,384
Payable to Adviser	85	171	825	313	621
Payable to custodian	—	279,504	—	—	—
Total liabilities	196,555	493,193	1,860,623	512,186	1,219,797
NET ASSETS	$156,591	$300,685	$1,376,027	$417,681	$1,059,058
Net Assets Consists of:
Paid-in capital	$550,436	$750,273	$1,375,753	$604,099	$1,163,142
Total distributable earnings/(accumulated losses)	(393,845)	(449,588)	274	(186,418)	(104,084)
Total net assets	$156,591	$300,685	$1,376,027	$417,681	$1,059,058
Net assets	$156,591	$300,685	$1,376,027	$417,681	$1,059,058
Shares issued and outstanding (unlimited shares authorized without par value)	20,000	40,000	70,000	30,000	60,000
Net asset value per share	$7.83	$7.52	$19.66	$13.92	$17.65
Cost:
Investments, at cost	$302,570	$576,515	$2,692,224	$880,056	$2,096,759
Proceeds:
Written options premium received	$22,547	$42,342	$113,598	$49,421	$78,662

The accompanying notes are an integral part of these financial statements.

81

Themes ETF Trust
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long AAL Daily ETF	Leverage Shares 2X Long ABNB Daily ETF	Leverage Shares 2X Long ADBE Daily ETF	Leverage Shares 2X Long ALB Daily ETF	Leverage Shares 2X Long AMD Daily ETF
ASSETS:
Investments, at value	$645,253	$53,794	$3,832,507	$125,307	$787,016
Segregated cash for swap contracts	2,871,839	373,635	34,346,533	1,152,124	22,478,617
Unrealized appreciation on swap contracts	617,378	130,298	1,430,621	207,620	2,600,068
Dividends receivable	1,738	147	9,429	240	8,418
Receivable for capital shares sold	—	—	—	85,261	—
Receivable for swap contracts	1,518	—	—	5,106	20,920
Total assets	4,137,726	557,874	39,619,090	1,575,658	25,895,039
LIABILITIES:
Payable for swap contracts	59,777	21,050	690,144	40,561	130,883
Payable to Adviser	2,508	306	20,278	648	15,890
Unrealized depreciation on swap contracts	—	—	438,048	—	—
Payable for capital shares redeemed	—	—	916,200	—	1,496,793
Total liabilities	62,285	21,356	2,064,670	41,209	1,643,566
NET ASSETS	$4,075,441	$536,518	$37,554,420	$1,534,449	$24,251,473
Net Assets Consists of:
Paid-in capital	$4,163,499	$445,254	$62,622,308	$1,675,717	$8,376,929
Total distributable earnings/(accumulated losses)	(88,058)	91,264	(25,067,888)	(141,268)	15,874,544
Total net assets	$4,075,441	$536,518	$37,554,420	$1,534,449	$24,251,473
Net assets	$4,075,441	$536,518	$37,554,420	$1,534,449	$24,251,473
Shares issued and outstanding (unlimited shares authorized without par value)	445,000	30,000	8,200,000	90,000	405,000
Net asset value per share	$9.16	$17.88	$4.58	$17.05	$59.88
Cost:
Investments, at cost	$645,253	$53,794	$3,832,507	$125,307	$787,016

The accompanying notes are an integral part of these financial statements.

82

Themes ETF Trust
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long ARM Daily ETF	Leverage Shares 2X Long ASML Daily ETF	Leverage Shares 2X Long AVGO Daily ETF	Leverage Shares 2X Long AXP Daily ETF	Leverage Shares 2X Long BA Daily ETF
ASSETS:
Investments, at value	$6,242,190	$3,650,167	$3,610,407	$120,632	$654,921
Segregated cash for swap contracts	41,475,451	22,879,939	25,794,189	535,510	2,995,018
Unrealized appreciation on swap contracts	12,291,102	8,448,698	8,454,648	47,343	1,026,759
Receivable for swap contracts	3,698,939	188,601	1,308,815	1,797	—
Receivable for capital shares sold	1,842,781	—	1,620,463	—	—
Dividends receivable	9,442	12,503	12,319	299	1,592
Total assets	65,559,905	35,179,908	40,800,841	705,581	4,678,290
LIABILITIES:
Payable to Adviser	20,751	21,320	24,935	346	2,659
Payable for swap contracts	—	2,788,184	59,676	18,767	57,110
Unrealized depreciation on swap contracts	—	27,837	30,308	—	—
Interest payable	—	50	—	—	—
Payable for capital shares redeemed	—	3,504,389	720,206	—	—
Total liabilities	20,751	6,341,780	835,125	19,113	59,769
NET ASSETS	$65,539,154	$28,838,128	$39,965,716	$686,468	$4,618,521
Net Assets Consists of:
Paid-in capital	$40,709,206	$19,988,804	$28,361,365	$725,934	$3,838,942
Total distributable earnings/(accumulated losses)	24,829,948	8,849,324	11,604,351	(39,466)	779,579
Total net assets	$65,539,154	$28,838,128	$39,965,716	$686,468	$4,618,521
Net assets	$65,539,154	$28,838,128	$39,965,716	$686,468	$4,618,521
Shares issued and outstanding (unlimited shares authorized without par value)	3,735,000	780,000	1,110,000	55,000	295,000
Net asset value per share	$17.55	$36.97	$36.01	$12.48	$15.66
Cost:
Investments, at cost	$6,242,190	$3,650,167	$3,610,407	$120,632	$654,921

The accompanying notes are an integral part of these financial statements.

83

Themes ETF Trust
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long BBAI Daily ETF	Leverage Shares 2X Long BE Daily ETF	Leverage Shares 2X Long BIDU Daily ETF	Leverage Shares 2X Long BLSH Daily ETF	Leverage Shares 2X Long BMNR Daily ETF
ASSETS:
Investments, at value	$729,243	$364,235	$166,821	$284,358	$2,341,936
Segregated cash for swap contracts	14,624,706	19,870,644	1,187,715	1,509,615	32,452,100
Unrealized appreciation on swap contracts	779,984	2,870,693	325,681	45,331	5,403,528
Dividends receivable	1,874	769	454	986	6,474
Receivable for capital shares sold	—	—	—	—	333,151
Receivable for swap contracts	—	9,794	—	—	—
Total assets	16,135,807	23,116,135	1,680,671	1,840,290	40,537,189
LIABILITIES:
Unrealized depreciation on swap contracts	988,049	437,420	—	99,913	68
Payable for capital shares redeemed	311,571	2,760,852	—	—	4,065,802
Payable for swap contracts	158,320	128,880	38,707	91,398	1,918,660
Payable to Adviser	7,198	6,173	893	1,141	24,240
Interest payable	550	—	—	—	—
Total liabilities	1,465,688	3,333,325	39,600	192,452	6,008,770
NET ASSETS	$14,670,119	$19,782,810	$1,641,071	$1,647,838	$34,528,419
Net Assets Consists of:
Paid-in capital	$40,333,205	$3,777,439	$2,190,249	$2,261,984	$77,216,897
Total distributable earnings/(accumulated losses)	(25,663,086)	16,005,371	(549,178)	(614,146)	(42,688,478)
Total net assets	$14,670,119	$19,782,810	$1,641,071	$1,647,838	$34,528,419
Net assets	$14,670,119	$19,782,810	$1,641,071	$1,647,838	$34,528,419
Shares issued and outstanding (unlimited shares authorized without par value)	424,000	215,000	110,000	320,000	1,270,750
Net asset value per share	$34.60	$92.01	$14.92	$5.15	$27.17
Cost:
Investments, at cost	$729,243	$364,235	$166,821	$284,358	$2,341,936

The accompanying notes are an integral part of these financial statements.

84

Themes ETF Trust
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long BULL Daily ETF	Leverage Shares 2X Long CIFR Daily ETF	Leverage Shares 2X Long CMG Daily ETF	Leverage Shares 2X Long CNC Daily ETF	Leverage Shares 2X Long COIN Daily ETF
ASSETS:
Investments, at value	$871,319	$162,325	$47,490	$115,686	$869,970
Segregated cash for swap contracts	6,953,390	1,971,467	459,954	702,585	6,318,892
Unrealized appreciation on swap contracts	965,957	400,969	47,767	33,713	919,489
Dividends receivable	1,873	686	142	302	1,896
Receivable for capital shares sold	—	132,367	—	—	—
Receivable for swap contracts	489	18,208	882	—	—
Total assets	8,793,028	2,686,022	556,235	852,286	8,110,247
LIABILITIES:
Unrealized depreciation on swap contracts	334,321	10,385	—	6,500	—
Payable for swap contracts	298,255	27,450	8,024	124	467,788
Payable for capital shares redeemed	198,626	—	—	—	—
Payable to Adviser	4,234	2,042	325	507	4,033
Total liabilities	835,436	39,877	8,349	7,131	471,821
NET ASSETS	$7,957,592	$2,646,145	$547,886	$845,155	$7,638,426
Net Assets Consists of:
Paid-in capital	$26,607,838	$2,638,071	$602,680	$193,979	$15,626,441
Total distributable earnings/(accumulated losses)	(18,650,246)	8,074	(54,794)	651,176	(7,988,015)
Total net assets	$7,957,592	$2,646,145	$547,886	$845,155	$7,638,426
Net assets	$7,957,592	$2,646,145	$547,886	$845,155	$7,638,426
Shares issued and outstanding (unlimited shares authorized without par value)	200,500	300,000	35,000	35,000	1,000,000
Net asset value per share	$39.69	$8.82	$15.65	$24.15	$7.64
Cost:
Investments, at cost	$871,319	$162,325	$47,490	$115,686	$869,970

The accompanying notes are an integral part of these financial statements.

85

Themes ETF Trust
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long COST Daily ETF	Leverage Shares 2X Long CRCL Daily ETF	Leverage Shares 2X Long CRM Daily ETF	Leverage Shares 2X Long CRML Daily ETF	Leverage Shares 2X Long CRWV Daily ETF
ASSETS:
Investments, at value	$625,925	$10,874,176	$3,603,392	$358,637	$8,787,705
Segregated cash for swap contracts	3,657,075	126,014,971	29,920,233	2,363,628	140,099,069
Unrealized appreciation on swap contracts	602,433	8,261,029	188,062	729,127	9,692,504
Receivable for swap contracts	23,379	—	54,058	—	—
Dividends receivable	1,894	30,181	7,189	359	—
Receivable for capital shares sold	—	1,091,645	—	160,665	671,234
Total assets	4,910,706	146,272,002	33,772,934	3,612,416	159,250,512
LIABILITIES:
Payable for swap contracts	15,508	2,583,701	1,865,057	130,553	2,682,532
Payable to Adviser	3,025	83,711	13,613	795	104,041
Unrealized depreciation on swap contracts	—	9,789,111	1,261,593	—	4,225,345
Interest payable	—	842	—	—	—
Payable for capital shares redeemed	—	—	412,178	267,775	11,179,518
Total liabilities	18,533	12,457,365	3,552,441	399,123	18,191,436
NET ASSETS	$4,892,173	$133,814,637	$30,220,493	$3,213,293	$141,059,076
Net Assets Consists of:
Paid-in capital	$3,305,058	$214,417,577	$44,206,552	$2,553,985	$109,568,459
Total distributable earnings/(accumulated losses)	1,587,115	(80,602,940)	(13,986,059)	659,308	31,490,617
Total net assets	$4,892,173	$133,814,637	$30,220,493	$3,213,293	$141,059,076
Net assets	$4,892,173	$133,814,637	$30,220,493	$3,213,293	$141,059,076
Shares issued and outstanding (unlimited shares authorized without par value)	320,000	5,824,500	5,500,000	300,000	3,048,500
Net asset value per share	$15.29	$22.97	$5.49	$10.71	$46.27
Cost:
Investments, at cost	$625,925	$10,874,176	$3,603,392	$358,637	$8,787,705

The accompanying notes are an integral part of these financial statements.

86

Themes ETF Trust
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long DNN Daily ETF	Leverage Shares 2X Long DUOL Daily ETF	Leverage Shares 2X Long FCX Daily ETF	Leverage Shares 2X Long FIG Daily ETF	Leverage Shares 2X Long FUTU Daily ETF
ASSETS:
Investments, at value	$41,856	$439,919	$140,459	$210,626	$809,697
Segregated cash for swap contracts	251,520	3,888,099	1,421,079	9,789,215	7,055,344
Unrealized appreciation on swap contracts	24,739	1,469,282	6,977	283,063	801,878
Dividends receivable	128	1,635	508	831	2,634
Receivable for swap contracts	—	—	5,320	—	226,726
Total assets	318,243	5,798,935	1,574,343	10,283,735	8,896,279
LIABILITIES:
Payable for swap contracts	7,463	181,525	48,344	72,099	1,327,746
Unrealized depreciation on swap contracts	2,761	4,367	119,500	319,461	—
Payable to Adviser	239	4,307	894	5,491	5,723
Interest payable	—	—	—	188	—
Payable for capital shares redeemed	—	—	—	318,371	—
Total liabilities	10,463	190,199	168,738	715,610	1,333,469
NET ASSETS	$307,780	$5,608,736	$1,405,605	$9,568,125	$7,562,810
Net Assets Consists of:
Paid-in capital	$427,768	$7,798,796	$1,799,937	$27,204,262	$8,775,169
Total accumulated losses	(119,988)	(2,190,060)	(394,332)	(17,636,137)	(1,212,359)
Total net assets	$307,780	$5,608,736	$1,405,605	$9,568,125	$7,562,810
Net assets	$307,780	$5,608,736	$1,405,605	$9,568,125	$7,562,810
Shares issued and outstanding (unlimited shares authorized without par value)	25,000	146,000	120,000	608,500	655,000
Net asset value per share	$12.31	$38.42	$11.71	$15.72	$11.55
Cost:
Investments, at cost	$41,856	$439,919	$140,459	$210,626	$809,697

The accompanying notes are an integral part of these financial statements.

87

Themes ETF Trust
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long GEMI Daily ETF	Leverage Shares 2X Long GEV Daily ETF	Leverage Shares 2X Long GLW Daily ETF	Leverage Shares 2X Long GLXY Daily ETF	Leverage Shares 2X Long GRAB Daily ETF
ASSETS:
Investments, at value	$106,643	$1,024,359	$3,435,099	$172,549	$115,309
Segregated cash for swap contracts	461,967	7,442,524	17,451,783	2,661,757	1,130,961
Unrealized appreciation on swap contracts	73,414	1,898,056	3,670,841	1,281,351	32,632
Dividends receivable	343	2,398	9,184	435	292
Receivable for swap contracts	—	12,571	1,480,016	107,649	—
Receivable for capital shares sold	—	—	1,778,208	—	—
Total assets	642,367	10,379,908	27,825,131	4,223,741	1,279,194
LIABILITIES:
Payable for swap contracts	2,825	43,047	255,155	373,226	24,163
Unrealized depreciation on swap contracts	1,802	—	—	—	1,501
Payable to Adviser	386	4,809	12,680	1,746	657
Payable for capital shares redeemed	—	—	666,828	—	—
Total liabilities	5,013	47,856	934,663	374,972	26,321
NET ASSETS	$637,354	$10,332,052	$26,890,468	$3,848,769	$1,252,873
Net Assets Consists of:
Paid-in capital	$2,748,260	$5,933,076	$20,766,984	$6,524,536	$1,657,086
Total distributable earnings/(accumulated losses)	(2,110,906)	4,398,976	6,123,484	(2,675,767)	(404,213)
Total net assets	$637,354	$10,332,052	$26,890,468	$3,848,769	$1,252,873
Net assets	$637,354	$10,332,052	$26,890,468	$3,848,769	$1,252,873
Shares issued and outstanding (unlimited shares authorized without par value)	58,500	310,000	1,210,000	425,000	170,000
Net asset value per share	$10.89	$33.33	$22.22	$9.06	$7.37
Cost:
Investments, at cost	$106,643	$1,024,359	$3,435,099	$172,549	$115,309

The accompanying notes are an integral part of these financial statements.

88

Themes ETF Trust
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long HOOD Daily ETF	Leverage Shares 2X Long HUT Daily ETF	Leverage Shares 2X Long IREN Daily ETF	Leverage Shares 2X Long KLAC Daily ETF	Leverage Shares 2X Long LAC Daily ETF
ASSETS:
Investments, at value	$7,103,471	$152,618	$281,112	$544,893	$120,551
Segregated cash for swap contracts	61,813,053	2,940,666	8,408,882	4,486,429	1,258,117
Receivable for capital shares sold	1,324,365	—	714,533	—	—
Unrealized appreciation on swap contracts	405,060	210,221	775,217	177,507	231,850
Dividends receivable	23,952	293	606	1,316	216
Receivable for swap contracts	—	—	—	—	297,551
Total assets	70,669,901	3,303,798	10,180,350	5,210,145	1,908,285
LIABILITIES:
Payable for swap contracts	3,557,360	89,282	18,750	72,104	17,680
Unrealized depreciation on swap contracts	2,392,131	—	—	—	—
Payable to Adviser	37,516	1,242	3,966	2,772	548
Total liabilities	5,987,007	90,524	22,716	74,876	18,228
NET ASSETS	$64,682,894	$3,213,274	$10,157,634	$5,135,269	$1,890,057
Net Assets Consists of:
Paid-in capital	$183,315,114	$2,884,157	$11,249,875	$3,953,174	$1,923,555
Total distributable earnings/(accumulated losses)	(118,632,220)	329,117	(1,092,241)	1,182,095	(33,498)
Total net assets	$64,682,894	$3,213,274	$10,157,634	$5,135,269	$1,890,057
Net assets	$64,682,894	$3,213,274	$10,157,634	$5,135,269	$1,890,057
Shares issued and outstanding (unlimited shares authorized without par value)	3,665,000	200,000	640,000	180,000	135,000
Net asset value per share	$17.65	$16.07	$15.87	$28.53	$14.00
Cost:
Investments, at cost	$7,103,471	$152,618	$281,112	$544,893	$120,551

The accompanying notes are an integral part of these financial statements.

89

Themes ETF Trust
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long LULU Daily ETF	Leverage Shares 2X Long MP Daily ETF	Leverage Shares 2X Long NBIS Daily ETF	Leverage Shares 2X Long NEM Daily ETF	Leverage Shares 2X Long NET Daily ETF
ASSETS:
Investments, at value	$—	$438,518	$1,188,561	$315,233	$588,950
Segregated cash for swap contracts	5,320,180	2,168,681	25,778,928	1,320,014	4,684,391
Dividends receivable	1,019	1,116	2,719	1,066	1,182
Unrealized appreciation on swap contracts	—	573,879	921,019	277,794	346,449
Receivable for capital shares sold	—	—	306,930	—	—
Receivable for swap contracts	—	—	12,292	6,006	—
Total assets	5,321,199	3,182,194	28,210,449	1,920,113	5,620,972
LIABILITIES:
Unrealized depreciation on swap contracts	148,584	—	724,762	42,311	102,763
Payable for swap contracts	96,388	102,989	36,104	47,383	49,209
Payable to Adviser	2,321	1,444	17,231	1,222	2,595
Payable for capital shares redeemed	—	—	—	—	789,040
Payable to custodian	598,521	—	—	—	—
Total liabilities	845,814	104,433	778,097	90,916	943,607
NET ASSETS	$4,475,385	$3,077,761	$27,432,352	$1,829,197	$4,677,365
Net Assets Consists of:
Paid-in capital	$5,861,403	$4,353,234	$13,228,752	$1,900,447	$2,524,650
Total distributable earnings/(accumulated losses)	(1,386,018)	(1,275,473)	14,203,600	(71,250)	2,152,715
Total net assets	$4,475,385	$3,077,761	$27,432,352	$1,829,197	$4,677,365
Net assets	$4,475,385	$3,077,761	$27,432,352	$1,829,197	$4,677,365
Shares issued and outstanding (unlimited shares authorized without par value)	475,000	340,000	2,235,000	90,000	415,000
Net asset value per share	$9.42	$9.05	$12.27	$20.32	$11.27
Cost:
Investments, at cost	$—	$438,518	$1,188,561	$315,233	$588,950

The accompanying notes are an integral part of these financial statements.

90

Themes ETF Trust
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long NIO Daily ETF	Leverage Shares 2X Long NU Daily ETF	Leverage Shares 2X Long NVDA Daily ETF	Leverage Shares 2X Long OKTA Daily ETF	Leverage Shares 2X Long ONDS Daily ETF
ASSETS:
Investments, at value	$157,764	$48,335	$3,002,503	$55,157	$1,064,037
Segregated cash for swap contracts	2,607,159	446,305	24,247,694	691,559	11,756,915
Unrealized appreciation on swap contracts	333,432	17,978	1,725,212	173,866	1,572,180
Dividends receivable	532	187	9,608	117	3,591
Receivable for swap contracts	644	—	284,838	—	102
Receivable for capital shares sold	—	—	3,025,099	—	435,946
Total assets	3,099,531	512,805	32,294,954	920,699	14,832,771
LIABILITIES:
Payable for swap contracts	7,895	8,434	246,364	12,212	177,300
Payable to Adviser	2,206	344	21,156	504	8,630
Unrealized depreciation on swap contracts	—	7,144	2,588,600	289	6,703
Payable for capital shares redeemed	—	—	2,580,232	—	—
Total liabilities	10,101	15,922	5,436,352	13,005	192,633
NET ASSETS	$3,089,430	$496,883	$26,858,602	$907,694	$14,640,138
Net Assets Consists of:
Paid-in capital	$1,597,691	$777,840	$25,123,519	$881,013	$20,436,084
Total distributable earnings/(accumulated losses)	1,491,739	(280,957)	1,735,083	26,681	(5,795,946)
Total net assets	$3,089,430	$496,883	$26,858,602	$907,694	$14,640,138
Net assets	$3,089,430	$496,883	$26,858,602	$907,694	$14,640,138
Shares issued and outstanding (unlimited shares authorized without par value)	140,000	45,000	1,510,000	95,000	2,350,000
Net asset value per share	$22.07	$11.04	$17.79	$9.55	$6.23
Cost:
Investments, at cost	$157,764	$48,335	$3,002,503	$55,157	$1,064,037

The accompanying notes are an integral part of these financial statements.

91

Themes ETF Trust
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long OPEN Daily ETF	Leverage Shares 2X Long ORLY Daily ETF	Leverage Shares 2X Long OSCR Daily ETF	Leverage Shares 2X Long PANW Daily ETF	Leverage Shares 2X Long PBR Daily ETF
ASSETS:
Investments, at value	$158,517	$18,851	$184,337	$1,048,072	$481,215
Segregated cash for swap contracts	1,158,146	107,341	675,616	3,190,696	1,624,244
Unrealized appreciation on swap contracts	184,347	25,445	274,396	1,012,979	683,059
Dividends receivable	230	68	308	1,620	1,716
Receivable for swap contracts	—	7,878	76,282	352	78,078
Total assets	1,501,240	159,583	1,210,939	5,253,719	2,868,312
LIABILITIES:
Payable for swap contracts	49,921	2,572	26,581	20,573	12,423
Payable to Adviser	459	104	379	2,769	2,083
Unrealized depreciation on swap contracts	—	2,409	—	34,221	—
Total liabilities	50,380	5,085	26,960	57,563	14,506
NET ASSETS	$1,450,860	$154,498	$1,183,979	$5,196,156	$2,853,806
Net Assets Consists of:
Paid-in capital	$1,803,008	$187,419	$953,294	$6,021,554	$1,605,826
Total distributable earnings/(accumulated losses)	(352,148)	(32,921)	230,685	(825,398)	1,247,980
Total net assets	$1,450,860	$154,498	$1,183,979	$5,196,156	$2,853,806
Net assets	$1,450,860	$154,498	$1,183,979	$5,196,156	$2,853,806
Shares issued and outstanding (unlimited shares authorized without par value)	220,000	10,000	95,000	550,000	55,000
Net asset value per share	$6.59	$15.45	$12.46	$9.45	$51.89
Cost:
Investments, at cost	$158,517	$18,851	$184,337	$1,048,072	$481,215

The accompanying notes are an integral part of these financial statements.

92

Themes ETF Trust
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long PLTR Daily ETF	Leverage Shares 2X Long PLUG Daily ETF	Leverage Shares 2X Long PYPL Daily ETF	Leverage Shares 2X Long RTX Daily ETF	Leverage Shares 2X Long SATS Daily ETF
ASSETS:
Investments, at value	$3,217,038	$1,361,697	$3,455,840	$432,201	$2,049,750
Segregated cash for swap contracts	21,093,361	2,166,481	20,579,726	3,767,713	15,515,063
Unrealized appreciation on swap contracts	2,102,126	106,006	3,309,446	22,865	1,476,188
Dividends receivable	9,071	1,213	9,889	1,483	4,339
Receivable for capital shares sold	—	314,589	—	197,774	—
Interest receivable	—	—	140	—	—
Receivable for swap contracts	—	—	154,783	—	—
Total assets	26,421,596	3,949,986	27,509,824	4,422,036	19,045,340
LIABILITIES:
Payable for swap contracts	795,310	96,053	195,618	48,791	369,065
Payable to Adviser	15,463	1,338	16,713	2,494	7,701
Unrealized depreciation on swap contracts	—	496,692	653,424	217,520	—
Payable for capital shares redeemed	—	—	1,682,906	—	444,490
Total liabilities	810,773	594,083	2,548,661	268,805	821,256
NET ASSETS	$25,610,823	$3,355,903	$24,961,163	$4,153,231	$18,224,084
Net Assets Consists of:
Paid-in capital	$38,535,963	$2,672,284	$51,414,590	$4,719,040	$18,085,391
Total distributable earnings/(accumulated losses)	(12,925,140)	683,619	(26,453,427)	(565,809)	138,693
Total net assets	$25,610,823	$3,355,903	$24,961,163	$4,153,231	$18,224,084
Net assets	$25,610,823	$3,355,903	$24,961,163	$4,153,231	$18,224,084
Shares issued and outstanding (unlimited shares authorized without par value)	1,850,000	160,000	3,485,000	210,000	1,025,000
Net asset value per share	$13.84	$20.97	$7.16	$19.78	$17.78
Cost:
Investments, at cost	$3,217,038	$1,361,697	$3,455,840	$432,201	$2,049,750

The accompanying notes are an integral part of these financial statements.

93

Themes ETF Trust
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long SBUX Daily ETF	Leverage Shares 2X Long SNAP Daily ETF	Leverage Shares 2X Long SPOT Daily ETF	Leverage Shares 2X Long TER Daily ETF	Leverage Shares 2X Long TSLA Daily ETF
ASSETS:
Investments, at value	$109,537	$340,376	$390,856	$1,162,998	$4,622,931
Segregated cash for swap contracts	504,235	2,941,963	3,694,091	10,251,569	29,918,659
Unrealized appreciation on swap contracts	133,507	297,149	157,491	2,789,877	4,050,163
Dividends receivable	187	847	1,050	2,192	13,555
Receivable for capital shares sold	—	—	—	2,059,709	6,278,304
Receivable for swap contracts	—	66,091	—	—	471,602
Total assets	747,466	3,646,426	4,243,488	16,266,345	45,355,214
LIABILITIES:
Payable for swap contracts	2,014	3,828	14,000	10,043	136,549
Payable to Adviser	270	2,196	2,047	4,364	25,248
Unrealized depreciation on swap contracts	—	—	93,857	417	626,625
Interest payable	—	—	—	—	236
Payable for capital shares redeemed	—	849,513	—	228,857	1,046,384
Total liabilities	2,284	855,537	109,904	243,681	1,835,042
NET ASSETS	$745,182	$2,790,889	$4,133,584	$16,022,664	$43,520,172
Net Assets Consists of:
Paid-in capital	$545,779	$2,136,224	$4,819,235	$15,029,155	$54,912,950
Total distributable earnings/(accumulated losses)	199,403	654,665	(685,651)	993,509	(11,392,778)
Total net assets	$745,182	$2,790,889	$4,133,584	$16,022,664	$43,520,172
Net assets	$745,182	$2,790,889	$4,133,584	$16,022,664	$43,520,172
Shares issued and outstanding (unlimited shares authorized without par value)	35,000	345,000	665,000	350,000	7,075,000
Net asset value per share	$21.29	$8.09	$6.22	$45.78	$6.15
Cost:
Investments, at cost	$109,537	$340,376	$390,856	$1,162,998	$4,622,931

The accompanying notes are an integral part of these financial statements.

94

Themes ETF Trust
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long TSM Daily ETF	Leverage Shares 2X Long UEC Daily ETF	Leverage Shares 2X Long UNH Daily ETF	Leverage Shares 2X Long UPS Daily ETF	Leverage Shares 2X Long USAR Daily ETF
ASSETS:
Investments, at value	$2,660,547	$132,747	$26,259,697	$89,804	$1,124,563
Segregated cash for swap contracts	19,274,779	1,201,185	108,326,478	677,383	11,596,450
Unrealized appreciation on swap contracts	1,778,801	245,855	39,618,377	103,163	3,897,403
Receivable for capital shares sold	1,111,668	—	—	—	—
Dividends receivable	6,570	212	62,924	220	2,597
Receivable for swap contracts	—	—	2,098,189	14,220	180,692
Total assets	24,832,365	1,579,999	176,365,665	884,790	16,801,705
LIABILITIES:
Unrealized depreciation on swap contracts	646,148	—	—	—	—
Payable for swap contracts	92,433	19,760	114,242	26,326	411,050
Payable to Adviser	12,335	405	93,622	453	5,825
Payable for capital shares redeemed	—	—	5,404,759	—	1,970,538
Total liabilities	750,916	20,165	5,612,623	26,779	2,387,413
NET ASSETS	$24,081,449	$1,559,834	$170,753,042	$858,011	$14,414,292
Net Assets Consists of:
Paid-in capital	$14,031,702	$1,686,033	$125,503,498	$787,466	$12,408,745
Total distributable earnings/(accumulated losses)	10,049,747	(126,199)	45,249,544	70,545	2,005,547
Total net assets	$24,081,449	$1,559,834	$170,753,042	$858,011	$14,414,292
Net assets	$24,081,449	$1,559,834	$170,753,042	$858,011	$14,414,292
Shares issued and outstanding (unlimited shares authorized without par value)	650,000	160,000	9,160,000	50,000	695,000
Net asset value per share	$37.05	$9.75	$18.64	$17.16	$20.74
Cost:
Investments, at cost	$2,660,547	$132,747	$26,259,697	$89,804	$1,124,563

The accompanying notes are an integral part of these financial statements.

95

Themes ETF Trust
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long UUUU Daily ETF	Leverage Shares 2X Long VALE Daily ETF	Leverage Shares 2X Long World Stock Daily ETF	Leverage Shares 2X Long XPEV Daily ETF	Leverage Shares 2X Long XYZ Daily ETF
ASSETS:
Investments, at value	$1,361,376	$176,852	$526,598	$66,437	$869,318
Segregated cash for swap contracts	15,210,378	597,862	1,682,931	1,211,519	2,274,135
Unrealized appreciation on swap contracts	1,586,168	121,419	359,766	55,179	509,585
Dividends receivable	3,694	573	1,348	170	2,357
Receivable for swap contracts	—	—	911	—	—
Total assets	18,161,616	896,706	2,571,554	1,333,305	3,655,395
LIABILITIES:
Payable for capital shares redeemed	743,067	—	—	—	—
Payable for swap contracts	313,180	8,545	27,745	2,785	75,350
Payable to Adviser	8,716	613	1,360	636	2,039
Unrealized depreciation on swap contracts	—	—	—	37,997	—
Total liabilities	1,064,963	9,158	29,105	41,418	77,389
NET ASSETS	$17,096,653	$887,548	$2,542,449	$1,291,887	$3,578,006
Net Assets Consists of:
Paid-in capital	$23,736,944	$795,840	$2,212,127	$1,733,835	$3,920,213
Total distributable earnings/(accumulated losses)	(6,640,291)	91,708	330,322	(441,948)	(342,207)
Total net assets	$17,096,653	$887,548	$2,542,449	$1,291,887	$3,578,006
Net assets	$17,096,653	$887,548	$2,542,449	$1,291,887	$3,578,006
Shares issued and outstanding (unlimited shares authorized without par value)	1,265,000	40,000	155,000	155,000	240,000
Net asset value per share	$13.52	$22.19	$16.40	$8.33	$14.91
Cost:
Investments, at cost	$1,361,376	$176,852	$526,598	$66,437	$869,318

The accompanying notes are an integral part of these financial statements.

96

Themes ETF Trust
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)

	Leverage Shares 2X Capped Accelerated COIN Monthly ETF	Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	Leverage Shares 2X Capped Accelerated TSLA Monthly ETF
INVESTMENT INCOME:
Dividend income	$173	$161	$264	$214	$237
Interest income	7,531	6,426	23,643	13,501	20,681
Other income	6	50	116	70	30
Total investment income	7,710	6,637	24,023	13,785	20,948
EXPENSES:
Investment advisory fee	1,495	1,324	5,115	2,866	4,404
Other expenses and fees	34	25	—	79	52
Total expenses	1,529	1,349	5,115	2,945	4,456
Net investment income	6,181	5,288	18,908	10,840	16,492
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(470,273)	(226,744)	(294,829)	(476,330)	(755,155)
Written options expired or closed	75,107	(24,195)	284,166	284,249	641,491
Net realized gain (loss)	(395,166)	(250,939)	(10,663)	(192,081)	(113,664)
Net change in unrealized appreciation (depreciation) on:
Investments	(179)	(197)	(507)	(223)	(469)
Written options	88	14	41	112	9
Net change in unrealized appreciation (depreciation)	(91)	(183)	(466)	(111)	(460)
Net realized and unrealized gain (loss)	(395,257)	(251,122)	(11,129)	(192,192)	(114,124)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (389,076)	$ (245,834)	$7,779	$ (181,352)	$(97,632)

The accompanying notes are an integral part of these financial statements.

97

Themes ETF Trust
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long AAL Daily ETF	Leverage Shares 2X Long ABNB Daily ETF(a)	Leverage Shares 2X Long ADBE Daily ETF	Leverage Shares 2X Long ALB Daily ETF(b)	Leverage Shares 2X Long AMD Daily ETF
INVESTMENT INCOME:
Dividend income	$3,779	$247	$57,044	$796	$54,200
Total investment income	3,779	247	57,044	796	54,200
EXPENSES:
Investment advisory fee	7,340	1,482	117,369	2,636	85,970
Broker interest expense	102	—	1,643	936	6,167
Total expenses	7,442	1,482	119,012	3,572	92,137
Net investment loss	(3,663)	(1,235)	(61,968)	(2,776)	(37,937)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Swap contracts	(701,773)	(37,799)	(23,758,995)	(346,112)	15,220,768
Net realized gain (loss)	(701,773)	(37,799)	(23,758,995)	(346,112)	15,220,768
Net change in unrealized appreciation (depreciation) on:
Swap contracts	428,018	130,298	1,201,318	207,620	(3,216,699)
Net change in unrealized appreciation (depreciation)	428,018	130,298	1,201,318	207,620	(3,216,699)
Net realized and unrealized gain (loss)	(273,755)	92,499	(22,557,677)	(138,492)	12,004,069
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (277,418)	$91,264	$ (22,619,645)	$ (141,268)	$11,966,132

(a)	Inception date of the Fund was November 17, 2025.
(b)	Inception date of the Fund was January 13, 2026.
The accompanying notes are an integral part of these financial statements.

98

Themes ETF Trust
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long ARM Daily ETF	Leverage Shares 2X Long ASML Daily ETF	Leverage Shares 2X Long AVGO Daily ETF	Leverage Shares 2X Long AXP Daily ETF(a)	Leverage Shares 2X Long BA Daily ETF
INVESTMENT INCOME:
Dividend income	$38,565	$52,522	$56,454	$634	$10,506
Interest income	—	1,642	78	—	—
Total investment income	38,565	54,164	56,532	634	10,506
EXPENSES:
Investment advisory fee	79,367	91,551	119,000	693	15,486
Broker interest expense	1,284	1,013	6,941	4	87
Total expenses	80,651	92,564	125,941	697	15,573
Net investment loss	(42,086)	(38,400)	(69,409)	(63)	(5,067)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Swap contracts	12,580,932	484,814	3,249,420	(86,746)	(11,601)
Net realized gain (loss)	12,580,932	484,814	3,249,420	(86,746)	(11,601)
Net change in unrealized appreciation (depreciation) on:
Swap contracts	10,489,251	5,987,364	4,983,011	47,343	1,319,997
Net change in unrealized appreciation (depreciation)	10,489,251	5,987,364	4,983,011	47,343	1,319,997
Net realized and unrealized gain (loss)	23,070,183	6,472,178	8,232,431	(39,403)	1,308,396
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 23,028,097	$ 6,433,778	$ 8,163,022	$ (39,466)	$ 1,303,329

(a)	Inception date of the Fund was February 19, 2026.
The accompanying notes are an integral part of these financial statements.

99

Themes ETF Trust
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long BBAI Daily ETF	Leverage Shares 2X Long BE Daily ETF(a)	Leverage Shares 2X Long BIDU Daily ETF(b)	Leverage Shares 2X Long BLSH Daily ETF	Leverage Shares 2X Long BMNR Daily ETF
INVESTMENT INCOME:
Dividend income	$15,490	$2,613	$1,927	$3,956	$23,983
Interest income	—	—	—	—	993
Other income	—	—	—	—	(4)
Total investment income	15,490	2,613	1,927	3,956	24,972
EXPENSES:
Investment advisory fee	64,360	13,658	3,636	4,688	104,962
Broker interest expense	4,892	5	—	121	6,442
Other expenses and fees	—	—	—	—	25
Total expenses	69,252	13,663	3,636	4,809	111,429
Net investment loss	(53,762)	(11,050)	(1,709)	(853)	(86,457)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	—	—	—	(263,534)
Swap contracts	(25,401,259)	13,583,148	(873,150)	(557,884)	(47,652,744)
Net realized gain (loss)	(25,401,259)	13,583,148	(873,150)	(557,884)	(47,916,278)
Net change in unrealized appreciation (depreciation) on:
Swap contracts	(1,327,057)	2,433,273	325,681	(2,170)	5,376,510
Net change in unrealized appreciation (depreciation)	(1,327,057)	2,433,273	325,681	(2,170)	5,376,510
Net realized and unrealized gain (loss)	(26,728,316)	16,016,421	(547,469)	(560,054)	(42,539,768)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (26,782,078)	$ 16,005,371	$ (549,178)	$ (560,907)	$ (42,626,225)

(a)	Inception date of the Fund was December 16, 2025.
(b)	Inception date of the Fund was December 18, 2025.
The accompanying notes are an integral part of these financial statements.

100

Themes ETF Trust
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long BULL Daily ETF	Leverage Shares 2X Long CIFR Daily ETF(a)	Leverage Shares 2X Long CMG Daily ETF(b)	Leverage Shares 2X Long CNC Daily ETF(c)	Leverage Shares 2X Long COIN Daily ETF
INVESTMENT INCOME:
Dividend income	$15,108	$2,411	$275	$957	$9,043
Interest income	—	—	—	—	—
Total investment income	15,108	2,411	275	957	9,043
EXPENSES:
Investment advisory fee	36,124	5,968	2,532	1,498	21,081
Broker interest expense	2,683	9	12	3	2,067
Fund administration and accounting fees	—	—	—	—	—
Other expenses and fees	653	—	—	24	—
Total expenses	39,460	5,977	2,544	1,525	23,148
Net investment loss	(24,352)	(3,566)	(2,269)	(568)	(14,105)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Swap contracts	(14,111,228)	(378,944)	(100,292)	624,531	(8,172,582)
Net realized gain (loss)	(14,111,228)	(378,944)	(100,292)	624,531	(8,172,582)
Net change in unrealized appreciation (depreciation) on:
Swap contracts	1,185,022	390,584	47,767	27,213	(365,913)
Net change in unrealized appreciation (depreciation)	1,185,022	390,584	47,767	27,213	(365,913)
Net realized and unrealized gain (loss)	(12,926,206)	11,640	(52,525)	651,744	(8,538,495)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (12,950,558)	$8,074	$(54,794)	$ 651,176	$ (8,552,600)

(a)	Inception date of the Fund was December 11, 2025.
(b)	Inception date of the Fund was November 17, 2025.
(c)	Inception date of the Fund was December 18, 2025.
The accompanying notes are an integral part of these financial statements.

101

Themes ETF Trust
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long COST Daily ETF	Leverage Shares 2X Long CRCL Daily ETF	Leverage Shares 2X Long CRM Daily ETF	Leverage Shares 2X Long CRML Daily ETF(a)	Leverage Shares 2X Long CRWV Daily ETF
INVESTMENT INCOME:
Dividend income	$18,985	$106,045	$44,148	$468	$83,846
Interest income	266	4,780	—	228	1
Total investment income	19,251	110,825	44,148	696	83,847
EXPENSES:
Investment advisory fee	29,044	345,283	77,940	1,313	456,535
Broker interest expense	—	15,183	810	247	11,440
Total expenses	29,044	360,466	78,750	1,560	467,975
Net investment loss	(9,793)	(249,641)	(34,602)	(864)	(384,128)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	—	—	—	1,149,305
Swap contracts	1,211,408	(65,837,526)	(11,140,093)	(68,955)	25,258,281
Net realized gain (loss)	1,211,408	(65,837,526)	(11,140,093)	(68,955)	26,407,586
Net change in unrealized appreciation (depreciation) on:
Swap contracts	697,604	(34,692)	(4,423,950)	729,127	(7,383,147)
Net change in unrealized appreciation (depreciation)	697,604	(34,692)	(4,423,950)	729,127	(7,383,147)
Net realized and unrealized gain (loss)	1,909,012	(65,872,218)	(15,564,043)	660,172	19,024,439
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,899,219	$ (66,121,859)	$ (15,598,645)	$ 659,308	$18,640,311

(a)	Inception date of the Fund was February 10, 2026.
The accompanying notes are an integral part of these financial statements.

102

Themes ETF Trust
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long DNN Daily ETF(a)	Leverage Shares 2X Long DUOL Daily ETF(b)	Leverage Shares 2X Long FCX Daily ETF(c)	Leverage Shares 2X Long FIG Daily ETF	Leverage Shares 2X Long FUTU Daily ETF
INVESTMENT INCOME:
Dividend income	$379	$4,741	$978	$6,538	$4,457
Interest income	—	—	—	85	—
Total investment income	379	4,741	978	6,623	4,457
EXPENSES:
Investment advisory fee	747	11,543	1,641	33,129	21,183
Broker interest expense	8	—	13	456	218
Excise tax expense	—	2	—	—	—
Total expenses	755	11,545	1,654	33,585	21,401
Net investment loss	(376)	(6,804)	(676)	(26,962)	(16,944)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Swap contracts	(141,590)	(3,648,171)	(281,133)	(16,370,889)	(1,987,288)
Net realized gain (loss)	(141,590)	(3,648,171)	(281,133)	(16,370,889)	(1,987,288)
Net change in unrealized appreciation (depreciation) on:
Swap contracts	21,978	1,464,915	(112,523)	(51,053)	310,957
Net change in unrealized appreciation (depreciation)	21,978	1,464,915	(112,523)	(51,053)	310,957
Net realized and unrealized gain (loss)	(119,612)	(2,183,256)	(393,656)	(16,421,942)	(1,676,331)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(119,988)	$ (2,190,060)	$ (394,332)	$ (16,448,904)	$ (1,693,275)

(a)	Inception date of the Fund was February 10, 2026.
(b)	Inception date of the Fund was December 11, 2025.
(c)	Inception date of the Fund was February 19, 2026.
The accompanying notes are an integral part of these financial statements.

103

Themes ETF Trust
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long GEMI Daily ETF(a)	Leverage Shares 2X Long GEV Daily ETF(b)	Leverage Shares 2X Long GLW Daily ETF(c)	Leverage Shares 2X Long GLXY Daily ETF	Leverage Shares 2X Long GRAB Daily ETF(d)
INVESTMENT INCOME:
Dividend income	$2,102	$5,917	$12,317	$2,644	$955
Total investment income	2,102	5,917	12,317	2,644	955
EXPENSES:
Investment advisory fee	2,354	11,281	15,628	11,436	2,105
Broker interest expense	—	26	12	666	1
Other expenses and fees	119	—	—	—	—
Total expenses	2,473	11,307	15,640	12,102	2,106
Net investment loss	(371)	(5,390)	(3,323)	(9,458)	(1,151)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Swap contracts	(2,182,147)	2,506,310	2,455,966	(3,534,410)	(434,193)
Net realized gain (loss)	(2,182,147)	2,506,310	2,455,966	(3,534,410)	(434,193)
Net change in unrealized appreciation (depreciation) on:
Swap contracts	71,612	1,898,056	3,670,841	1,150,462	31,131
Net change in unrealized appreciation (depreciation)	71,612	1,898,056	3,670,841	1,150,462	31,131
Net realized and unrealized gain (loss)	(2,110,535)	4,404,366	6,126,807	(2,383,948)	(403,062)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,110,906)	$ 4,398,976	$ 6,123,484	$ (2,393,406)	$ (404,213)

(a)	Inception date of the Fund was November 5, 2025.
(b)	Inception date of the Fund was December 16, 2025.
(c)	Inception date of the Fund was March 10, 2026.
(d)	Inception date of the Fund was December 11, 2025.
The accompanying notes are an integral part of these financial statements.

104

Themes ETF Trust
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long HOOD Daily ETF	Leverage Shares 2X Long HUT Daily ETF(a)	Leverage Shares 2X Long IREN Daily ETF(b)	Leverage Shares 2X Long KLAC Daily ETF(c)	Leverage Shares 2X Long LAC Daily ETF(d)
INVESTMENT INCOME:
Dividend income	$155,138	$691	$1,711	$3,851	$843
Interest income	—	—	—	1	—
Total investment income	155,138	691	1,711	3,852	843
EXPENSES:
Investment advisory fee	256,032	2,798	11,251	7,647	2,038
Broker interest expense	67,370	—	20	—	2
Other expenses and fees	—	—	—	25	—
Total expenses	323,402	2,798	11,271	7,672	2,040
Net investment loss	(168,264)	(2,107)	(9,560)	(3,820)	(1,197)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Swap contracts	(104,285,460)	121,003	(1,857,898)	1,008,408	(264,151)
Net realized gain (loss)	(104,285,460)	121,003	(1,857,898)	1,008,408	(264,151)
Net change in unrealized appreciation (depreciation) on:
Swap contracts	(24,299,777)	210,221	775,217	177,507	231,850
Net change in unrealized appreciation (depreciation)	(24,299,777)	210,221	775,217	177,507	231,850
Net realized and unrealized gain (loss)	(128,585,237)	331,224	(1,082,681)	1,185,915	(32,301)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (128,753,501)	$329,117	$ (1,092,241)	$ 1,182,095	$(33,498)

(a)	Inception date of the Fund was January 13, 2026.
(b)	Inception date of the Fund was December 16, 2025.
(c)	Inception date of the Fund was December 18, 2025.
(d)	Inception date of the Fund was December 11, 2025.
The accompanying notes are an integral part of these financial statements.

105

Themes ETF Trust
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long LULU Daily ETF(a)	Leverage Shares 2X Long MP Daily ETF	Leverage Shares 2X Long NBIS Daily ETF	Leverage Shares 2X Long NEM Daily ETF(b)	Leverage Shares 2X Long NET Daily ETF(b)
INVESTMENT INCOME:
Dividend income	$5,929	$6,370	$11,766	$1,700	$3,780
Interest income	—	—	—	50	—
Total investment income	5,929	6,370	11,766	1,750	3,780
EXPENSES:
Investment advisory fee	11,003	8,037	55,517	4,425	7,962
Broker interest expense	—	—	—	39	10
Total expenses	11,003	8,037	55,517	4,464	7,972
Net investment loss	(5,074)	(1,667)	(43,751)	(2,714)	(4,192)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Swap contracts	(1,232,360)	(1,844,033)	14,052,185	(304,019)	1,913,221
Net realized gain (loss)	(1,232,360)	(1,844,033)	14,052,185	(304,019)	1,913,221
Net change in unrealized appreciation (depreciation) on:
Swap contracts	(148,584)	663,761	34,370	235,483	243,686
Net change in unrealized appreciation (depreciation)	(148,584)	663,761	34,370	235,483	243,686
Net realized and unrealized gain (loss)	(1,380,944)	(1,180,272)	14,086,555	(68,536)	2,156,907
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,386,018)	$ (1,181,939)	$ 14,042,804	$(71,250)	$ 2,152,715

(a)	Inception date of the Fund was November 5, 2025.
(b)	Inception date of the Fund was November 17, 2025.
The accompanying notes are an integral part of these financial statements.

106

Themes ETF Trust
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long NIO Daily ETF(a)	Leverage Shares 2X Long NU Daily ETF(b)	Leverage Shares 2X Long NVDA Daily ETF	Leverage Shares 2X Long OKTA Daily ETF(b)	Leverage Shares 2X Long ONDS Daily ETF(c)
INVESTMENT INCOME:
Dividend income	$1,553	$1,367	$58,548	$396	$10,256
Interest income	—	—	711	—	1
Total investment income	1,553	1,367	59,259	396	10,257
EXPENSES:
Investment advisory fee	5,939	2,309	122,672	1,587	23,394
Other expenses and fees	24	—	—	—	—
Broker interest expense	1	18	1,662	10	6
Total expenses	5,964	2,327	124,334	1,597	23,400
Net investment loss	(4,411)	(960)	(65,075)	(1,201)	(13,143)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Swap contracts	1,162,718	(290,831)	2,663,546	(145,695)	(7,348,280)
Net realized gain (loss)	1,162,718	(290,831)	2,663,546	(145,695)	(7,348,280)
Net change in unrealized appreciation (depreciation) on:
Swap contracts	333,432	10,834	(4,834,976)	173,577	1,565,477
Net change in unrealized appreciation (depreciation)	333,432	10,834	(4,834,976)	173,577	1,565,477
Net realized and unrealized gain (loss)	1,496,150	(279,997)	(2,171,430)	27,882	(5,782,803)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,491,739	$ (280,957)	$ (2,236,505)	$26,681	$ (5,795,946)

(a)	Inception date of the Fund was December 18, 2025.
(b)	Inception date of the Fund was November 17, 2025.
(c)	Inception date of the Fund was January 13, 2026.
The accompanying notes are an integral part of these financial statements.

107

Themes ETF Trust
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long OPEN Daily ETF(a)	Leverage Shares 2X Long ORLY Daily ETF(b)	Leverage Shares 2X Long OSCR Daily ETF(c)	Leverage Shares 2X Long PANW Daily ETF	Leverage Shares 2X Long PBR Daily ETF(d)
INVESTMENT INCOME:
Dividend income	$765	$476	$1,256	$7,287	$2,982
Interest income	—	—	—	236	—
Total investment income	765	476	1,256	7,523	2,982
EXPENSES:
Investment advisory fee	1,606	703	1,503	14,113	3,802
Broker interest expense	22	—	—	—	—
Other expenses and fees	—	—	—	—	23
Total expenses	1,628	703	1,503	14,113	3,825
Net investment loss	(863)	(227)	(247)	(6,590)	(843)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Swap contracts	(535,632)	(55,730)	(43,464)	(1,797,566)	565,764
Net realized gain (loss)	(535,632)	(55,730)	(43,464)	(1,797,566)	565,764
Net change in unrealized appreciation (depreciation) on:
Swap contracts	184,347	23,036	274,396	184,713	683,059
Net change in unrealized appreciation (depreciation)	184,347	23,036	274,396	184,713	683,059
Net realized and unrealized gain (loss)	(351,285)	(32,694)	230,932	(1,612,853)	1,248,823
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (352,148)	$ (32,921)	$ 230,685	$ (1,619,443)	$ 1,247,980

(a)	Inception date of the Fund was December 11, 2025.
(b)	Inception date of the Fund was January 15, 2026.
(c)	Inception date of the Fund was November 5, 2025.
(d)	Inception date of the Fund was December 18, 2025.
The accompanying notes are an integral part of these financial statements.

108

Themes ETF Trust
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long PLTR Daily ETF	Leverage Shares 2X Long PLUG Daily ETF(a)	Leverage Shares 2X Long PYPL Daily ETF	Leverage Shares 2X Long RTX Daily ETF	Leverage Shares 2X Long SATS Daily ETF(b)
INVESTMENT INCOME:
Dividend income	$57,983	$2,625	$58,649	$4,904	$8,884
Interest income	—	—	—	25	—
Total investment income	57,983	2,625	58,649	4,929	8,884
EXPENSES:
Investment advisory fee	96,047	2,827	114,115	9,800	15,488
Broker interest expense	1,569	—	2,508	—	7
Total expenses	97,616	2,827	116,623	9,800	15,495
Net investment loss	(39,633)	(202)	(57,974)	(4,871)	(6,611)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Swap contracts	(14,987,633)	1,074,507	(26,830,353)	(366,283)	(1,330,884)
Net realized gain (loss)	(14,987,633)	1,074,507	(26,830,353)	(366,283)	(1,330,884)
Net change in unrealized appreciation (depreciation) on:
Swap contracts	(5,648,550)	(390,686)	2,393,040	(587,576)	1,476,188
Net change in unrealized appreciation (depreciation)	(5,648,550)	(390,686)	2,393,040	(587,576)	1,476,188
Net realized and unrealized gain (loss)	(20,636,183)	683,821	(24,437,313)	(953,859)	145,304
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (20,675,816)	$683,619	$ (24,495,287)	$ (958,730)	$138,693

(a)	Inception date of the Fund was January 13, 2026.
(b)	Inception date of the Fund was December 16, 2025.
The accompanying notes are an integral part of these financial statements.

109

Themes ETF Trust
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long SBUX Daily ETF(a)	Leverage Shares 2X Long SNAP Daily ETF(b)	Leverage Shares 2X Long SPOT Daily ETF(a)	Leverage Shares 2X Long TER Daily ETF(a)	Leverage Shares 2X Long TSLA Daily ETF
INVESTMENT INCOME:
Dividend income	$1,865	$2,153	$3,310	$6,074	$99,435
Interest income	2	—	—	—	—
Total investment income	1,867	2,153	3,310	6,074	99,435
EXPENSES:
Investment advisory fee	2,223	5,048	6,799	12,218	166,823
Broker interest expense	—	372	122	8	20,766
Other expenses and fees	—	8	—	—	—
Total expenses	2,223	5,428	6,921	12,226	187,589
Net investment loss	(356)	(3,275)	(3,611)	(6,152)	(88,154)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Swap contracts	66,252	360,791	(745,674)	(1,789,799)	(10,378,885)
Net realized gain (loss)	66,252	360,791	(745,674)	(1,789,799)	(10,378,885)
Net change in unrealized appreciation (depreciation) on:
Swap contracts	133,507	297,149	63,634	2,789,460	(9,847,968)
Net change in unrealized appreciation (depreciation)	133,507	297,149	63,634	2,789,460	(9,847,968)
Net realized and unrealized gain (loss)	199,759	657,940	(682,040)	999,661	(20,226,853)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 199,403	$ 654,665	$ (685,651)	$993,509	$ (20,315,007)

(a)	Inception date of the Fund was November 17, 2025.
(b)	Inception date of the Fund was December 18, 2025.
The accompanying notes are an integral part of these financial statements.

110

Themes ETF Trust
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long TSM Daily ETF	Leverage Shares 2X Long UEC Daily ETF(a)	Leverage Shares 2X Long UNH Daily ETF	Leverage Shares 2X Long UPS Daily ETF(b)	Leverage Shares 2X Long USAR Daily ETF(c)
INVESTMENT INCOME:
Dividend income	$32,886	$404	$448,258	$818	$7,092
Interest income	242	—	1,404	11	—
Total investment income	33,128	404	449,662	829	7,092
EXPENSES:
Investment advisory fee	58,469	801	667,315	1,747	15,281
Broker interest expense	276	28	5,102	—	134
Total expenses	58,745	829	672,417	1,747	15,415
Net investment loss	(25,617)	(425)	(222,755)	(918)	(8,323)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Swap contracts	8,942,711	(371,629)	5,853,922	(31,700)	(1,883,533)
Net realized gain (loss)	8,942,711	(371,629)	5,853,922	(31,700)	(1,883,533)
Net change in unrealized appreciation (depreciation) on:
Swap contracts	(744,616)	245,855	(2,589,575)	103,163	3,897,403
Net change in unrealized appreciation (depreciation)	(744,616)	245,855	(2,589,575)	103,163	3,897,403
Net realized and unrealized gain (loss)	8,198,095	(125,774)	3,264,347	71,463	2,013,870
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 8,172,478	$ (126,199)	$3,041,592	$70,545	$2,005,547

(a)	Inception date of the Fund was February 10, 2026.
(b)	Inception date of the Fund was December 11, 2025.
(c)	Inception date of the Fund was January 13, 2026.
The accompanying notes are an integral part of these financial statements.

111

Themes ETF Trust
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long UUUU Daily ETF(a)	Leverage Shares 2X Long VALE Daily ETF(b)	Leverage Shares 2X Long World Stock Daily ETF(c)	Leverage Shares 2X Long XPEV Daily ETF(d)	Leverage Shares 2X Long XYZ Daily ETF
INVESTMENT INCOME:
Dividend income	$12,161	$2,150	$1,815	$443	$13,227
Interest income	—	—	—	—	666
Total investment income	12,161	2,150	1,815	443	13,893
EXPENSES:
Investment advisory fee	27,678	2,149	1,635	1,724	11,734
Broker interest expense	79	1	—	—	859
Other expenses and fees	—	23	—	—	—
Total expenses	27,757	2,173	1,635	1,724	12,593
NET INVESTMENT INCOME/(LOSS)	(15,596)	(23)	180	(1,281)	1,300
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Swap contracts	(8,210,863)	(29,688)	(29,624)	(457,849)	(852,528)
Net realized gain (loss)	(8,210,863)	(29,688)	(29,624)	(457,849)	(852,528)
Net change in unrealized appreciation (depreciation) on:
Swap contracts	1,586,168	121,419	359,766	17,182	(31,614)
Net change in unrealized appreciation (depreciation)	1,586,168	121,419	359,766	17,182	(31,614)
Net realized and unrealized gain (loss)	(6,624,695)	91,731	330,142	(440,667)	(884,142)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (6,640,291)	$91,708	$ 330,322	$ (441,948)	$ (882,842)

(a)	Inception date of the Fund was January 13, 2026.
(b)	Inception date of the Fund was December 18, 2025.
(c)	Inception date of the Fund was March 10, 2026.
(d)	Inception date of the Fund was January 15, 2026.
The accompanying notes are an integral part of these financial statements.

112

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Leverage Shares 2X Capped Accelerated COIN Monthly ETF		Leverage Shares 2X Capped Accelerated MSTR Monthly ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$6,181	$5,023	$5,288	$4,669
Net realized gain (loss)	(395,166)	113,751	(250,939)	(200,981)
Net change in unrealized appreciation (depreciation)	(91)	11	(183)	8
Net increase (decrease) in net assets from operations	(389,076)	118,785	(245,834)	(196,304)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(123,554)	—	(7,450)	—
Total distributions to shareholders	(123,554)	—	(7,450)	—
CAPITAL TRANSACTIONS:
Shares sold	630,023	783,984	831,717	750,666
Shares redeemed	(864,225)	—	(832,686)	—
ETF transaction fees	499	155	448	128
Net increase (decrease) in net assets from capital transactions	(233,703)	784,139	(521)	750,794
Net increase (decrease) in net assets	(746,333)	902,924	(253,805)	554,490
NET ASSETS:
Beginning of the period	902,924	—	554,490	—
End of the period	$156,591	$ 902,924	$300,685	$554,490
SHARES TRANSACTIONS
Shares sold	40,000	40,000	90,000	40,000
Shares redeemed	(60,000)	—	(90,000)	—
Total increase (decrease) in shares outstanding	(20,000)	40,000	—	40,000

(a)	Inception date of the Fund was August 12, 2025.
The accompanying notes are an integral part of these financial statements.

113

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Capped Accelerated NVDA Monthly ETF		Leverage Shares 2X Capped Accelerated PLTR Monthly ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$18,908	$8,545	$10,840	$5,941
Net realized gain (loss)	(10,663)	203,673	(192,081)	179,816
Net change in unrealized appreciation (depreciation)	(466)	(234)	(111)	(171)
Net increase (decrease) in net assets from operations	7,779	211,984	(181,352)	185,586
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(219,489)	—	(190,652)	—
Total distributions to shareholders	(219,489)	—	(190,652)	—
CAPITAL TRANSACTIONS:
Shares sold	—	1,375,183	—	903,823
Shares redeemed	—	—	(300,216)	—
ETF transaction fees	—	570	166	326
Net increase (decrease) in net assets from capital transactions	—	1,375,753	(300,050)	904,149
Net increase (decrease) in net assets	(211,710)	1,587,737	(672,054)	1,089,735
NET ASSETS:
Beginning of the period	1,587,737	—	1,089,735	—
End of the period	$ 1,376,027	$ 1,587,737	$417,681	$ 1,089,735
SHARES TRANSACTIONS
Shares sold	—	70,000	—	50,000
Shares redeemed	—	—	(20,000)	—
Total increase (decrease) in shares outstanding	—	70,000	(20,000)	50,000

(a)	Inception date of the Fund was August 12, 2025.
The accompanying notes are an integral part of these financial statements.

114

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Capped Accelerated TSLA Monthly ETF		Leverage Shares 2X Long AAL Daily ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$16,492	$8,012	$(3,663)	$(808)
Net realized gain (loss)	(113,664)	224,374	(701,773)	48,259
Net change in unrealized appreciation (depreciation)	(460)	116	428,018	189,360
Net increase (decrease) in net assets from operations	(97,632)	232,502	(277,418)	236,811
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(238,954)	—	(24,818)	—
Total distributions to shareholders	(238,954)	—	(24,818)	—
CAPITAL TRANSACTIONS:
Shares sold	—	1,162,853	4,184,459	1,886,200
Shares redeemed	—	—	(704,371)	(1,225,422)
ETF transaction fees	—	289	—	—
Net increase (decrease) in net assets from capital transactions	—	1,163,142	3,480,088	660,778
Net increase (decrease) in net assets	(336,586)	1,395,644	3,177,852	897,589
NET ASSETS:
Beginning of the period	1,395,644	—	897,589	—
End of the period	$ 1,059,058	$ 1,395,644	$ 4,075,441	$897,589
SHARES TRANSACTIONS
Shares sold	—	60,000	445,000	160,000
Shares redeemed	—	—	(65,000)	(95,000)
Total increase (decrease) in shares outstanding	—	60,000	380,000	65,000

(a)	Inception date of the Fund was August 12, 2025.
(b)	Inception date of the Fund was July 10, 2025.
The accompanying notes are an integral part of these financial statements.

115

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long ABNB Daily ETF	Leverage Shares 2X Long ADBE Daily ETF		Leverage Shares 2X Long ALB Daily ETF
	Period Ended April 30, 2026(a) (Unaudited)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(b)	Period Ended April 30, 2026(c) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(1,235)	$(61,968)	$(14,588)	$(2,776)
Net realized gain (loss)	(37,799)	(23,758,995)	(2,224,910)	(346,112)
Net change in unrealized appreciation (depreciation)	130,298	1,201,318	(208,745)	207,620
Net increase (decrease) in net assets from operations	91,264	(22,619,645)	(2,448,243)	(141,268)
CAPITAL TRANSACTIONS:
Shares sold	814,163	50,609,286	50,770,629	3,725,937
Shares redeemed	(368,909)	(22,338,159)	(16,419,448)	(2,050,220)
Net increase (decrease) in net assets from capital transactions	445,254	28,271,127	34,351,181	1,675,717
Net increase (decrease) in net assets	536,518	5,651,482	31,902,938	1,534,449
NET ASSETS:
Beginning of the period	—	31,902,938	—	—
End of the period	$536,518	$37,554,420	$31,902,938	$1,534,449
SHARES TRANSACTIONS
Shares sold	55,000	8,320,000	4,645,000	240,000
Shares redeemed	(25,000)	(3,325,000)	(1,440,000)	(150,000)
Total increase (decrease) in shares outstanding	30,000	4,995,000	3,205,000	90,000

(a)	Inception date of the Fund was November 17, 2025.
(b)	Inception date of the Fund was March 20, 2025.
(c)	Inception date of the Fund was January 13, 2026.
The accompanying notes are an integral part of these financial statements.

116

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long AMD Daily ETF		Leverage Shares 2X Long ARM Daily ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$(37,937)	$(9,727)	$(42,086)	$(19,673)
Net realized gain (loss)	15,220,768	10,715,554	12,580,932	532,655
Net change in unrealized appreciation (depreciation)	(3,216,699)	5,816,767	10,489,251	1,801,851
Net increase (decrease) in net assets from operations	11,966,132	16,522,594	23,028,097	2,314,833
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(8,415,359)	—	(512,982)	—
Total distributions to shareholders	(8,415,359)	—	(512,982)	—
CAPITAL TRANSACTIONS:
Shares sold	90,765,541	71,824,900	56,327,377	32,368,476
Shares redeemed	(97,535,130)	(60,877,205)	(32,810,535)	(15,176,112)
Net increase (decrease) in net assets from capital transactions	(6,769,589)	10,947,695	23,516,842	17,192,364
Net increase (decrease) in net assets	(3,218,816)	27,470,289	46,031,957	19,507,197
NET ASSETS:
Beginning of the period	27,470,289	—	19,507,197	—
End of the period	$24,251,473	$27,470,289	$65,539,154	$19,507,197
SHARES TRANSACTIONS
Shares sold	3,070,000	2,470,000	6,300,000	2,500,000
Shares redeemed	(3,275,000)	(1,860,000)	(3,860,000)	(1,205,000)
Total increase (decrease) in shares outstanding	(205,000)	610,000	2,440,000	1,295,000

(a)	Inception date of the Fund was January 23, 2025.
(b)	Inception date of the Fund was January 13, 2025.
The accompanying notes are an integral part of these financial statements.

117

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long ASML Daily ETF		Leverage Shares 2X Long AVGO Daily ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$(38,400)	$(26,807)	$(69,409)	$(7,488)
Net realized gain (loss)	484,814	8,935,244	3,249,420	861,500
Net change in unrealized appreciation (depreciation)	5,987,364	2,433,497	4,983,011	3,441,329
Net increase (decrease) in net assets from operations	6,433,778	11,341,934	8,163,022	4,295,341
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,961,298)	—	(834,501)	—
Total distributions to shareholders	(3,961,298)	—	(834,501)	—
CAPITAL TRANSACTIONS:
Shares sold	67,413,605	73,091,834	43,505,871	15,758,256
Shares redeemed	(54,602,133)	(70,879,592)	(25,830,840)	(5,091,433)
Net increase (decrease) in net assets from capital transactions	12,811,472	2,212,242	17,675,031	10,666,823
Net increase (decrease) in net assets	15,283,952	13,554,176	25,003,552	14,962,164
NET ASSETS:
Beginning of the period	13,554,176	—	14,962,164	—
End of the period	$28,838,128	$13,554,176	$39,965,716	$ 14,962,164
SHARES TRANSACTIONS
Shares sold	2,200,000	4,650,000	1,550,000	650,000
Shares redeemed	(1,950,000)	(4,120,000)	(885,000)	(205,000)
Total increase (decrease) in shares outstanding	250,000	530,000	665,000	445,000

(a)	Inception date of the Fund was January 13, 2025.
(b)	Inception date of the Fund was May 15, 2025.
The accompanying notes are an integral part of these financial statements.

118

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long AXP Daily ETF	Leverage Shares 2X Long BA Daily ETF
	Period Ended April 30, 2026(a) (Unaudited)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$(63)	$(5,067)	$(416)
Net realized gain (loss)	(86,746)	(11,601)	(230,096)
Net change in unrealized appreciation (depreciation)	47,343	1,319,997	(293,238)
Net increase (decrease) in net assets from operations	(39,466)	1,303,329	(523,750)
CAPITAL TRANSACTIONS:
Shares sold	1,044,337	3,041,700	3,275,904
Shares redeemed	(318,403)	(2,081,347)	(397,315)
Net increase (decrease) in net assets from capital transactions	725,934	960,353	2,878,589
Net increase (decrease) in net assets	686,468	2,263,682	2,354,839
NET ASSETS:
Beginning of the period	—	2,354,839	—
End of the period	$686,468	$4,618,521	$ 2,354,839
SHARES TRANSACTIONS
Shares sold	80,000	235,000	200,000
Shares redeemed	(25,000)	(115,000)	(25,000)
Total increase (decrease) in shares outstanding	55,000	120,000	175,000

(a)	Inception date of the Fund was February 19, 2026.
(b)	Inception date of the Fund was June 12, 2025.
The accompanying notes are an integral part of these financial statements.

119

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long BBAI Daily ETF(a)		Leverage Shares 2X Long BE Daily ETF	Leverage Shares 2X Long BIDU Daily ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(b)	Period Ended April 30, 2026(c) (Unaudited)	Period Ended April 30, 2026(d) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(53,762)	$(14,299)	$(11,050)	$(1,709)
Net realized gain (loss)	(25,401,259)	1,035,421	13,583,148	(873,150)
Net change in unrealized appreciation (depreciation)	(1,327,057)	1,118,992	2,433,273	325,681
Net increase (decrease) in net assets from operations	(26,782,078)	2,140,114	16,005,371	(549,178)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,007,741)	—	—	—
Total distributions to shareholders	(1,007,741)	—	—	—
CAPITAL TRANSACTIONS:
Shares sold	32,414,150	31,294,818	15,360,101	2,698,889
Shares redeemed	(13,138,242)	(10,250,902)	(11,582,662)	(508,640)
Net increase (decrease) in net assets from capital transactions	19,275,908	21,043,916	3,777,439	2,190,249
Net increase (decrease) in net assets	(8,513,911)	23,184,030	19,782,810	1,641,071
NET ASSETS:
Beginning of the period	23,184,030	—	—	—
End of the period	$14,670,119	$23,184,030	$19,782,810	$ 1,641,071
SHARES TRANSACTIONS
Shares sold	472,000	165,500	435,000	135,000
Shares redeemed	(171,000)	(42,500)	(220,000)	(25,000)
Total increase (decrease) in shares outstanding	301,000	123,000	215,000	110,000

(a)	Effective May 5, 2026, the Fund had a 1:10 reverse stock split. Share amounts for all periods presented have been adjusted to give effect to the 1:10 stock split.
(b)	Inception date of the Fund was August 20, 2025.
(c)	Inception date of the Fund was December 16, 2025.
(d)	Inception date of the Fund was December 18, 2025.
The accompanying notes are an integral part of these financial statements.

120

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long BLSH Daily ETF		Leverage Shares 2X Long BMNR Daily ETF(a)
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(b)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$(853)	$8	$(86,457)	$(7)
Net realized gain (loss)	(557,884)	(835)	(47,916,278)	(89,196)
Net change in unrealized appreciation (depreciation)	(2,170)	(52,412)	5,376,510	26,950
Net increase (decrease) in net assets from operations	(560,907)	(53,239)	(42,626,225)	(62,253)
CAPITAL TRANSACTIONS:
Shares sold	2,814,308	578,327	143,306,983	750,564
Shares redeemed	(864,218)	(266,433)	(66,527,680)	(312,970)
Net increase (decrease) in net assets from capital transactions	1,950,090	311,894	76,779,303	437,594
Net increase (decrease) in net assets	1,389,183	258,655	34,153,078	375,341
NET ASSETS:
Beginning of the period	258,655	—	375,341	—
End of the period	$ 1,647,838	$258,655	$34,528,419	$375,341
SHARES TRANSACTIONS
Shares sold	435,000	40,000	3,111,000	2,750
Shares redeemed	(135,000)	(20,000)	(1,841,750)	(1,250)
Total increase (decrease) in shares outstanding	300,000	20,000	1,269,250	1,500

(a)	Effective May 5, 2026, the Fund had a 1:20 reverse stock split. Share amounts for all periods presented have been adjusted to give effect to the 1:20 stock split.
(b)	Inception date of the Fund was October 24, 2025.
The accompanying notes are an integral part of these financial statements.

121

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long BULL Daily ETF(a)		Leverage Shares 2X Long CIFR Daily ETF	Leverage Shares 2X Long CMG Daily ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(b)	Period Ended April 30, 2026(c) (Unaudited)	Period Ended April 30, 2026(d) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(24,352)	$(5,740)	$(3,566)	$(2,269)
Net realized gain (loss)	(14,111,228)	(5,140,562)	(378,944)	(100,292)
Net change in unrealized appreciation (depreciation)	1,185,022	(553,386)	390,584	47,767
Net increase (decrease) in net assets from operations	(12,950,558)	(5,699,688)	8,074	(54,794)
CAPITAL TRANSACTIONS:
Shares sold	8,305,442	25,397,276	10,073,186	1,210,264
Shares redeemed	(4,737,026)	(2,357,854)	(7,435,115)	(607,584)
Net increase (decrease) in net assets from capital transactions	3,568,416	23,039,422	2,638,071	602,680
Net increase (decrease) in net assets	(9,382,142)	17,339,734	2,646,145	547,886
NET ASSETS:
Beginning of the period	17,339,734	—	—	—
End of the period	$7,957,592	$ 17,339,734	$2,646,145	$547,886
SHARES TRANSACTIONS
Shares sold	159,500	139,500	1,130,000	75,000
Shares redeemed	(85,250)	(13,250)	(830,000)	(40,000)
Total increase (decrease) in shares outstanding	74,250	126,250	300,000	35,000

(a)	Effective April 24, 2026, the Fund had a 1:20 reverse stock split. Share amounts for all periods presented have been adjusted to give effect to the 1:20 stock split.
(b)	Inception date of the Fund was August 8, 2025.
(c)	Inception date of the Fund was December 11, 2025.
(d)	Inception date of the Fund was November 17, 2025.
The accompanying notes are an integral part of these financial statements.

122

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long CNC Daily ETF	Leverage Shares 2X Long COIN Daily ETF
	Period Ended April 30, 2026(a) (Unaudited)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$(568)	$(14,105)	$(9,648)
Net realized gain (loss)	624,531	(8,172,582)	(711,169)
Net change in unrealized appreciation (depreciation)	27,213	(365,913)	1,285,402
Net increase (decrease) in net assets from operations	651,176	(8,552,600)	564,585
CAPITAL TRANSACTIONS:
Shares sold	816,083	10,358,807	16,294,725
Shares redeemed	(622,104)	(2,233,457)	(8,793,634)
Net increase (decrease) in net assets from capital transactions	193,979	8,125,350	7,501,091
Net increase (decrease) in net assets	845,155	(427,250)	8,065,676
NET ASSETS:
Beginning of the period	—	8,065,676	—
End of the period	$845,155	$7,638,426	$8,065,676
SHARES TRANSACTIONS
Shares sold	65,000	970,000	510,000
Shares redeemed	(30,000)	(190,000)	(290,000)
Total increase (decrease) in shares outstanding	35,000	780,000	220,000

(a)	Inception date of the Fund was December 18, 2025.
(b)	Inception date of the Fund was March 13, 2025.
The accompanying notes are an integral part of these financial statements.

123

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long COST Daily ETF		Leverage Shares 2X Long CRCL Daily ETF(a)
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(b)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(c)
OPERATIONS:
Net investment income (loss)	$(9,793)	$(1,061)	$(249,641)	$(39,607)
Net realized gain (loss)	1,211,408	(215,872)	(65,837,526)	(12,948,084)
Net change in unrealized appreciation (depreciation)	697,604	(95,171)	(34,692)	(1,493,390)
Net increase (decrease) in net assets from operations	1,899,219	(312,104)	(66,121,859)	(14,481,081)
CAPITAL TRANSACTIONS:
Shares sold	7,329,941	9,475,294	220,472,963	87,488,509
Shares redeemed	(10,211,185)	(3,288,992)	(86,780,396)	(6,763,499)
Net increase (decrease) in net assets from capital transactions	(2,881,244)	6,186,302	133,692,567	80,725,010
Net increase (decrease) in net assets	(982,025)	5,874,198	67,570,708	66,243,929
NET ASSETS:
Beginning of the period	5,874,198	—	66,243,929	—
End of the period	$4,892,173	$5,874,198	$ 133,814,637	$66,243,929
SHARES TRANSACTIONS
Shares sold	580,000	685,000	7,937,500	908,000
Shares redeemed	(705,000)	(240,000)	(2,957,000)	(64,000)
Total increase (decrease) in shares outstanding	(125,000)	445,000	4,980,500	844,000

(a)	Effective May 5, 2026, the Fund had a 1:10 reverse stock split. Share amounts for all periods presented have been adjusted to give effect to the 1:10 stock split.
(b)	Inception date of the Fund was September 17, 2025.
(c)	Inception date of the Fund was August 8, 2025.
The accompanying notes are an integral part of these financial statements.

124

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long CRM Daily ETF		Leverage Shares 2X Long CRML Daily ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(34,602)	$(10,297)	$(864)
Net realized gain (loss)	(11,140,093)	(1,727,536)	(68,955)
Net change in unrealized appreciation (depreciation)	(4,423,950)	3,350,419	729,127
Net increase (decrease) in net assets from operations	(15,598,645)	1,612,586	659,308
CAPITAL TRANSACTIONS:
Shares sold	33,609,356	35,220,970	4,087,729
Shares redeemed	(13,332,868)	(11,290,906)	(1,533,744)
Net increase (decrease) in net assets from capital transactions	20,276,488	23,930,064	2,553,985
Net increase (decrease) in net assets	4,677,843	25,542,650	3,213,293
NET ASSETS:
Beginning of the period	25,542,650	—	—
End of the period	$30,220,493	$25,542,650	$3,213,293
SHARES TRANSACTIONS
Shares sold	5,240,000	2,710,000	485,000
Shares redeemed	(1,605,000)	(845,000)	(185,000)
Total increase (decrease) in shares outstanding	3,635,000	1,865,000	300,000

(a)	Inception date of the Fund was April 3, 2025.
(b)	Inception date of the Fund was February 10, 2026.
The accompanying notes are an integral part of these financial statements.

125

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long CRWV Daily ETF(a)		Leverage Shares 2X Long DNN Daily ETF	Leverage Shares 2X Long DUOL Daily ETF(a)
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(b)	Period Ended April 30, 2026(c) (Unaudited)	Period Ended April 30, 2026(d) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(384,128)	$(52,764)	$(376)	$(6,804)
Net realized gain (loss)	26,407,586	6,621,224	(141,590)	(3,648,171)
Net change in unrealized appreciation (depreciation)	(7,383,147)	12,850,306	21,978	1,464,915
Net increase (decrease) in net assets from operations	18,640,311	19,418,766	(119,988)	(2,190,060)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(6,538,250)	—	—	—
Total distributions to shareholders	(6,538,250)	—	—	—
CAPITAL TRANSACTIONS:
Shares sold	338,800,430	104,458,712	762,335	19,622,819
Shares redeemed	(298,168,533)	(35,552,360)	(334,567)	(11,824,023)
Net increase (decrease) in net assets from capital transactions	40,631,897	68,906,352	427,768	7,798,796
Net increase (decrease) in net assets	52,733,958	88,325,118	307,780	5,608,736
NET ASSETS:
Beginning of the period	88,325,118	—	—	—
End of the period	$141,059,076	$88,325,118	$307,780	$5,608,736
SHARES TRANSACTIONS
Shares sold	9,541,500	1,040,000	55,000	478,500
Shares redeemed	(7,212,500)	(320,500)	(30,000)	(332,500)
Total increase (decrease) in shares outstanding	2,329,000	719,500	25,000	146,000

(a)	Effective May 5, 2026, the Fund had a 1:10 reverse stock split. Share amounts for all periods presented have been adjusted to give effect to the 1:10 stock split.
(b)	Inception date of the Fund was August 8, 2025.
(c)	Inception date of the Fund was February 10, 2026.
(d)	Inception date of the Fund was December 11, 2025.
The accompanying notes are an integral part of these financial statements.

126

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long FCX Daily ETF	Leverage Shares 2X Long FIG Daily ETF(a)
	Period Ended April 30, 2026(b) (Unaudited)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(c)
OPERATIONS:
Net investment income (loss)	$(676)	$(26,962)	$(741)
Net realized gain (loss)	(281,133)	(16,370,889)	(1,200,939)
Net change in unrealized appreciation (depreciation)	(112,523)	(51,053)	14,447
Net increase (decrease) in net assets from operations	(394,332)	(16,448,904)	(1,187,233)
CAPITAL TRANSACTIONS:
Shares sold	2,241,185	27,469,662	7,505,094
Shares redeemed	(441,248)	(7,472,864)	(297,630)
Net increase (decrease) in net assets from capital transactions	1,799,937	19,996,798	7,207,464
Net increase (decrease) in net assets	1,405,605	3,547,894	6,020,231
NET ASSETS:
Beginning of the period	—	6,020,231	—
End of the period	$ 1,405,605	$9,568,125	$6,020,231
SHARES TRANSACTIONS
Shares sold	145,000	739,000	35,750
Shares redeemed	(25,000)	(165,000)	(1,250)
Total increase (decrease) in shares outstanding	120,000	574,000	34,500

(a)	Effective May 5, 2026, the Fund had a 1:20 reverse stock split. Share amounts for all periods presented have been adjusted to give effect to the 1:20 stock split.
(b)	Inception date of the Fund was February 19, 2026.
(c)	Inception date of the Fund was October 13, 2025.
The accompanying notes are an integral part of these financial statements.

127

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long FUTU Daily ETF		Leverage Shares 2X Long GEMI Daily ETF(a)	Leverage Shares 2X Long GEV Daily ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(b)	Period Ended April 30, 2026(c) (Unaudited)	Period Ended April 30, 2026(d) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(16,944)	$313	$(371)	$(5,390)
Net realized gain (loss)	(1,987,288)	(9,692)	(2,182,147)	2,506,310
Net change in unrealized appreciation (depreciation)	310,957	490,921	71,612	1,898,056
Net increase (decrease) in net assets from operations	(1,693,275)	480,916	(2,110,906)	4,398,976
CAPITAL TRANSACTIONS:
Shares sold	10,154,995	2,929,447	4,007,974	8,067,639
Shares redeemed	(3,462,337)	(846,936)	(1,259,714)	(2,134,563)
Net increase (decrease) in net assets from capital transactions	6,692,658	2,082,511	2,748,260	5,933,076
Net increase (decrease) in net assets	4,999,383	2,563,428	637,354	10,332,052
NET ASSETS:
Beginning of the period	2,563,427	—	—	—
End of the period	$7,562,810	$ 2,563,427	$637,354	$ 10,332,052
SHARES TRANSACTIONS
Shares sold	835,000	170,000	86,250	405,000
Shares redeemed	(295,000)	(55,000)	(27,750)	(95,000)
Total increase (decrease) in shares outstanding	540,000	115,000	58,500	310,000

(a)	Effective April 24, 2026, the Fund had a 1:20 reverse stock split. Share amounts for the period presented has been adjusted to give effect to the 1:20 stock split.
(b)	Inception date of the Fund was October 13, 2025.
(c)	Inception date of the Fund was November 5, 2025.
(d)	Inception date of the Fund was December 16, 2025.
The accompanying notes are an integral part of these financial statements.

128

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long GLW Daily ETF	Leverage Shares 2X Long GLXY Daily ETF		Leverage Shares 2X Long GRAB Daily ETF
	Period Ended April 30, 2026(a) (Unaudited)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(b)	Period Ended April 30, 2026(c) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(3,323)	$(9,458)	$(2,263)	$(1,151)
Net realized gain (loss)	2,455,966	(3,534,410)	(410,987)	(434,193)
Net change in unrealized appreciation (depreciation)	3,670,841	1,150,462	130,889	31,131
Net increase (decrease) in net assets from operations	6,123,484	(2,393,406)	(282,361)	(404,213)
CAPITAL TRANSACTIONS:
Shares sold	36,716,024	4,639,282	5,746,050	1,994,964
Shares redeemed	(15,949,040)	(2,945,387)	(915,409)	(337,878)
Net increase (decrease) in net assets from capital transactions	20,766,984	1,693,895	4,830,641	1,657,086
Net increase (decrease) in net assets	26,890,468	(699,511)	4,548,280	1,252,873
NET ASSETS:
Beginning of the period	—	4,548,280	—	—
End of the period	$26,890,468	$3,848,769	$ 4,548,280	$ 1,252,873
SHARES TRANSACTIONS
Shares sold	2,040,000	545,000	215,000	195,000
Shares redeemed	(830,000)	(295,000)	(40,000)	(25,000)
Total increase (decrease) in shares outstanding	1,210,000	250,000	175,000	170,000

(a)	Inception date of the Fund was March 10, 2026.
(b)	Inception date of the Fund was August 20, 2025.
(c)	Inception date of the Fund was December 11, 2025.
The accompanying notes are an integral part of these financial statements.

129

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long HOOD Daily ETF		Leverage Shares 2X Long HUT Daily ETF	Leverage Shares 2X Long IREN Daily ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026(b) (Unaudited)	Period Ended April 30, 2026(c) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(168,264)	$(78,093)	$(2,107)	$(9,560)
Net realized gain (loss)	(104,285,460)	27,592,470	121,003	(1,857,898)
Net change in unrealized appreciation (depreciation)	(24,299,777)	22,312,706	210,221	775,217
Net increase (decrease) in net assets from operations	(128,753,501)	49,827,083	329,117	(1,092,241)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(22,833,268)	—	—	—
Total distributions to shareholders	(22,833,268)	—	—	—
CAPITAL TRANSACTIONS:
Shares sold	277,103,953	239,486,691	6,058,911	17,678,297
Shares redeemed	(162,517,594)	(187,630,470)	(3,174,754)	(6,428,422)
Net increase (decrease) in net assets from capital transactions	114,586,359	51,856,221	2,884,157	11,249,875
Net increase (decrease) in net assets	(37,000,410)	101,683,304	3,213,274	10,157,634
NET ASSETS:
Beginning of the period	101,683,304	—	—	—
End of the period	$64,682,894	$101,683,304	$3,213,274	$ 10,157,634
SHARES TRANSACTIONS
Shares sold	6,130,000	3,070,000	480,000	1,015,000
Shares redeemed	(3,345,000)	(2,190,000)	(280,000)	(375,000)
Total increase (decrease) in shares outstanding	2,785,000	880,000	200,000	640,000

(a)	Inception date of the Fund was March 20, 2025.
(b)	Inception date of the Fund was January 13, 2026.
(c)	Inception date of the Fund was December 16, 2025.
The accompanying notes are an integral part of these financial statements.

130

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long KLAC Daily ETF	Leverage Shares 2X Long LAC Daily ETF	Leverage Shares 2X Long LULU Daily ETF
	Period Ended April 30, 2026(a) (Unaudited)	Period Ended April 30, 2026(b) (Unaudited)	Period Ended April 30, 2026(c) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(3,820)	$(1,197)	$(5,074)
Net realized gain (loss)	1,008,408	(264,151)	(1,232,360)
Net change in unrealized appreciation (depreciation)	177,507	231,850	(148,584)
Net increase (decrease) in net assets from operations	1,182,095	(33,498)	(1,386,018)
CAPITAL TRANSACTIONS:
Shares sold	4,159,416	2,294,123	11,017,059
Shares redeemed	(206,242)	(370,568)	(5,155,656)
Net increase (decrease) in net assets from capital transactions	3,953,174	1,923,555	5,861,403
Net increase (decrease) in net assets	5,135,269	1,890,057	4,475,385
NET ASSETS:
Beginning of the period	—	—	—
End of the period	$ 5,135,269	$ 1,890,057	$4,475,385
SHARES TRANSACTIONS
Shares sold	190,000	160,000	755,000
Shares redeemed	(10,000)	(25,000)	(280,000)
Total increase (decrease) in shares outstanding	180,000	135,000	475,000

(a)	Inception date of the Fund was December 18, 2025.
(b)	Inception date of the Fund was December 11, 2025.
(c)	Inception date of the Fund was November 5, 2025.
The accompanying notes are an integral part of these financial statements.

131

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long MP Daily ETF		Leverage Shares 2X Long NBIS Daily ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$(1,667)	$(7)	$(43,751)	$(20)
Net realized gain (loss)	(1,844,033)	(3,645)	14,052,185	(1,071)
Net change in unrealized appreciation (depreciation)	663,761	(89,882)	34,370	161,887
Net increase (decrease) in net assets from operations	(1,181,939)	(93,534)	14,042,804	160,796
CAPITAL TRANSACTIONS:
Shares sold	6,804,649	930,174	50,750,820	1,554,587
Shares redeemed	(3,075,104)	(306,485)	(38,653,040)	(423,615)
Net increase (decrease) in net assets from capital transactions	3,729,545	623,689	12,097,780	1,130,972
Net increase (decrease) in net assets	2,547,606	530,155	26,140,584	1,291,768
NET ASSETS:
Beginning of the period	530,155	—	1,291,768	—
End of the period	$3,077,761	$530,155	$27,432,352	$ 1,291,768
SHARES TRANSACTIONS
Shares sold	675,000	70,000	5,800,000	95,000
Shares redeemed	(380,000)	(25,000)	(3,635,000)	(25,000)
Total increase (decrease) in shares outstanding	295,000	45,000	2,165,000	70,000

(a)	Inception date of the Fund was October 24, 2025.
The accompanying notes are an integral part of these financial statements.

132

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long NEM Daily ETF	Leverage Shares 2X Long NET Daily ETF	Leverage Shares 2X Long NIO Daily ETF	Leverage Shares 2X Long NU Daily ETF
	Period Ended April 30, 2026(a) (Unaudited)	Period Ended April 30, 2026(a) (Unaudited)	Period Ended April 30, 2026(b) (Unaudited)	Period Ended April 30, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(2,714)	$(4,192)	$(4,411)	$(960)
Net realized gain (loss)	(304,019)	1,913,221	1,162,718	(290,831)
Net change in unrealized appreciation (depreciation)	235,483	243,686	333,432	10,834
Net increase (decrease) in net assets from operations	(71,250)	2,152,715	1,491,739	(280,957)
CAPITAL TRANSACTIONS:
Shares sold	2,303,335	10,518,704	3,427,555	1,834,684
Shares redeemed	(402,888)	(7,994,054)	(1,829,864)	(1,056,844)
Net increase (decrease) in net assets from capital transactions	1,900,447	2,524,650	1,597,691	777,840
Net increase (decrease) in net assets	1,829,197	4,677,365	3,089,430	496,883
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$ 1,829,197	$4,677,365	$3,089,430	$496,883
SHARES TRANSACTIONS
Shares sold	115,000	1,065,000	235,000	110,000
Shares redeemed	(25,000)	(650,000)	(95,000)	(65,000)
Total increase (decrease) in shares outstanding	90,000	415,000	140,000	45,000

(a)	Inception date of the Fund was November 17, 2025.
(b)	Inception date of the Fund was December 18, 2025.
The accompanying notes are an integral part of these financial statements.

133

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long NVDA Daily ETF		Leverage Shares 2X Long OKTA Daily ETF	Leverage Shares 2X Long ONDS Daily ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026(b) (Unaudited)	Period Ended April 30, 2026(c) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(65,075)	$(34,400)	$(1,201)	$(13,143)
Net realized gain (loss)	2,663,546	10,012,415	(145,695)	(7,348,280)
Net change in unrealized appreciation (depreciation)	(4,834,976)	3,971,588	173,577	1,565,477
Net increase (decrease) in net assets from operations	(2,236,505)	13,949,603	26,681	(5,795,946)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(8,668,329)	—	—	—
Total distributions to shareholders	(8,668,329)	—	—	—
CAPITAL TRANSACTIONS:
Shares sold	94,242,274	29,128,446	1,575,070	28,319,008
Shares redeemed	(79,349,730)	(20,207,157)	(694,057)	(7,882,924)
Net increase (decrease) in net assets from capital transactions	14,892,544	8,921,289	881,013	20,436,084
Net increase (decrease) in net assets	3,987,710	22,870,892	907,694	14,640,138
NET ASSETS:
Beginning of the period	22,870,892	—	—	—
End of the period	$26,858,602	$22,870,892	$907,694	$ 14,640,138
SHARES TRANSACTIONS
Shares sold	5,070,000	2,580,000	150,000	3,520,000
Shares redeemed	(4,550,000)	(1,590,000)	(55,000)	(1,170,000)
Total increase (decrease) in shares outstanding	520,000	990,000	95,000	2,350,000

(a)	Inception date of the Fund was December 12, 2024.
(b)	Inception date of the Fund was November 17, 2025.
(c)	Inception date of the Fund was January 13, 2026.
The accompanying notes are an integral part of these financial statements.

134

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long OPEN Daily ETF	Leverage Shares 2X Long ORLY Daily ETF	Leverage Shares 2X Long OSCR Daily ETF
	Period Ended April 30, 2026(a) (Unaudited)	Period Ended April 30, 2026(b) (Unaudited)	Period Ended April 30, 2026(c) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(863)	$(227)	$(247)
Net realized gain (loss)	(535,632)	(55,730)	(43,464)
Net change in unrealized appreciation (depreciation)	184,347	23,036	274,396
Net increase (decrease) in net assets from operations	(352,148)	(32,921)	230,685
CAPITAL TRANSACTIONS:
Shares sold	2,393,272	800,214	1,571,527
Shares redeemed	(590,264)	(612,795)	(618,233)
Net increase (decrease) in net assets from capital transactions	1,803,008	187,419	953,294
Net increase (decrease) in net assets	1,450,860	154,498	1,183,979
NET ASSETS:
Beginning of the period	—	—	—
End of the period	$ 1,450,860	$154,498	$ 1,183,979
SHARES TRANSACTIONS
Shares sold	290,000	55,000	150,000
Shares redeemed	(70,000)	(45,000)	(55,000)
Total increase (decrease) in shares outstanding	220,000	10,000	95,000

(a)	Inception date of the Fund was December 11, 2025.
(b)	Inception date of the Fund was January 15, 2026.
(c)	Inception date of the Fund was November 5, 2025.
The accompanying notes are an integral part of these financial statements.

135

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long PANW Daily ETF		Leverage Shares 2X Long PBR Daily ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(6,590)	$(4,581)	$(843)
Net realized gain (loss)	(1,797,566)	1,539,788	565,764
Net change in unrealized appreciation (depreciation)	184,713	794,045	683,059
Net increase (decrease) in net assets from operations	(1,619,443)	2,329,252	1,247,980
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,258,290)	—	—
Total distributions to shareholders	(1,258,290)	—	—
CAPITAL TRANSACTIONS:
Shares sold	14,284,834	8,300,854	3,274,779
Shares redeemed	(10,499,676)	(6,341,375)	(1,668,953)
Net increase (decrease) in net assets from capital transactions	3,785,158	1,959,479	1,605,826
Net increase (decrease) in net assets	907,425	4,288,731	2,853,806
NET ASSETS:
Beginning of the period	4,288,731	—	—
End of the period	$5,196,156	$4,288,731	$2,853,806
SHARES TRANSACTIONS
Shares sold	1,270,000	670,000	90,000
Shares redeemed	(955,000)	(435,000)	(35,000)
Total increase (decrease) in shares outstanding	315,000	235,000	55,000

(a)	Inception date of the Fund was March 20, 2025.
(b)	Inception date of the Fund was December 18, 2025.
The accompanying notes are an integral part of these financial statements.

136

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long PLTR Daily ETF		Leverage Shares 2X Long PLUG Daily ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(39,633)	$(17,361)	$(202)
Net realized gain (loss)	(14,987,633)	5,065,676	1,074,507
Net change in unrealized appreciation (depreciation)	(5,648,550)	7,750,676	(390,686)
Net increase (decrease) in net assets from operations	(20,675,816)	12,798,991	683,619
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,153,504)	—	—
Total distributions to shareholders	(4,153,504)	—	—
CAPITAL TRANSACTIONS:
Shares sold	36,543,756	35,898,256	3,098,703
Shares redeemed	(16,999,308)	(17,801,552)	(426,419)
Net increase (decrease) in net assets from capital transactions	19,544,448	18,096,704	2,672,284
Net increase (decrease) in net assets	(5,284,872)	30,895,695	3,355,903
NET ASSETS:
Beginning of the period	30,895,695	—	—
End of the period	$25,610,823	$30,895,695	$ 3,355,903
SHARES TRANSACTIONS
Shares sold	1,855,000	1,350,000	185,000
Shares redeemed	(740,000)	(615,000)	(25,000)
Total increase (decrease) in shares outstanding	1,115,000	735,000	160,000

(a)	Inception date of the Fund was April 24, 2025.
(b)	Inception date of the Fund was January 13, 2026.
The accompanying notes are an integral part of these financial statements.

137

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long PYPL Daily ETF		Leverage Shares 2X Long RTX Daily ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$(57,974)	$(7,692)	$(4,871)	$(1,073)
Net realized gain (loss)	(26,830,353)	(2,213,430)	(366,283)	87,805
Net change in unrealized appreciation (depreciation)	2,393,040	262,982	(587,576)	392,921
Net increase (decrease) in net assets from operations	(24,495,287)	(1,958,140)	(958,730)	479,653
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	(86,732)	—
Total distributions to shareholders	—	—	(86,732)	—
CAPITAL TRANSACTIONS:
Shares sold	30,200,475	57,853,438	5,243,872	2,040,438
Shares redeemed	(20,074,332)	(16,564,991)	(1,902,919)	(662,351)
Net increase (decrease) in net assets from capital transactions	10,126,143	41,288,447	3,340,953	1,378,087
Net increase (decrease) in net assets	(14,369,144)	39,330,307	2,295,491	1,857,740
NET ASSETS:
Beginning of the period	39,330,307	—	1,857,740	—
End of the period	$24,961,163	$39,330,307	$4,153,231	$ 1,857,740
SHARES TRANSACTIONS
Shares sold	4,210,000	3,475,000	210,000	120,000
Shares redeemed	(3,165,000)	(1,035,000)	(80,000)	(40,000)
Total increase (decrease) in shares outstanding	1,045,000	2,440,000	130,000	80,000

(a)	Inception date of the Fund was April 3, 2025.
(b)	Inception date of the Fund was June 5, 2025.
The accompanying notes are an integral part of these financial statements.

138

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long SATS Daily ETF	Leverage Shares 2X Long SBUX Daily ETF	Leverage Shares 2X Long SNAP Daily ETF	Leverage Shares 2X Long SPOT Daily ETF
	Period Ended April 30, 2026(a) (Unaudited)	Period Ended April 30, 2026(b) (Unaudited)	Period Ended April 30, 2026(c) (Unaudited)	Period Ended April 30, 2026(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(6,611)	$(356)	$(3,275)	$(3,611)
Net realized gain (loss)	(1,330,884)	66,252	360,791	(745,674)
Net change in unrealized appreciation (depreciation)	1,476,188	133,507	297,149	63,634
Net increase (decrease) in net assets from operations	138,693	199,403	654,665	(685,651)
CAPITAL TRANSACTIONS:
Shares sold	20,527,967	1,613,176	4,363,436	6,407,053
Shares redeemed	(2,442,576)	(1,067,397)	(2,227,212)	(1,587,818)
Net increase (decrease) in net assets from capital transactions	18,085,391	545,779	2,136,224	4,819,235
Net increase (decrease) in net assets	18,224,084	745,182	2,790,889	4,133,584
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$ 18,224,084	$745,182	$2,790,889	$4,133,584
SHARES TRANSACTIONS
Shares sold	1,160,000	100,000	645,000	830,000
Shares redeemed	(135,000)	(65,000)	(300,000)	(165,000)
Total increase (decrease) in shares outstanding	1,025,000	35,000	345,000	665,000

(a)	Inception date of the Fund was December 16, 2025.
(b)	Inception date of the Fund was November 17, 2025.
(c)	Inception date of the Fund was December 18, 2025.
The accompanying notes are an integral part of these financial statements.

139

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long TER Daily ETF	Leverage Shares 2X Long TSLA Daily ETF
	Period Ended April 30, 2026(a) (Unaudited)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$(6,152)	$(88,154)	$(49,309)
Net realized gain (loss)	(1,789,799)	(10,378,885)	(21,338)
Net change in unrealized appreciation (depreciation)	2,789,460	(9,847,968)	13,271,506
Net increase (decrease) in net assets from operations	993,509	(20,315,007)	13,200,859
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(2,788,689)	—
Total distributions to shareholders	—	(2,788,689)	—
CAPITAL TRANSACTIONS:
Shares sold	18,569,154	155,765,250	222,625,167
Shares redeemed	(3,539,999)	(139,354,823)	(185,612,585)
Net increase (decrease) in net assets from capital transactions	15,029,155	16,410,427	37,012,582
Net increase (decrease) in net assets	16,022,664	(6,693,269)	50,213,441
NET ASSETS:
Beginning of the period	—	50,213,441	—
End of the period	$ 16,022,664	$43,520,172	$50,213,441
SHARES TRANSACTIONS
Shares sold	455,000	21,195,000	27,425,000
Shares redeemed	(105,000)	(18,775,000)	(22,770,000)
Total increase (decrease) in shares outstanding	350,000	2,420,000	4,655,000

(a)	Inception date of the Fund was November 17, 2025.
(b)	Inception date of the Fund was December 12, 2024.
The accompanying notes are an integral part of these financial statements.

140

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long TSM Daily ETF		Leverage Shares 2X Long UEC Daily ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(25,617)	$(7,452)	$(425)
Net realized gain (loss)	8,942,711	1,558,063	(371,629)
Net change in unrealized appreciation (depreciation)	(744,616)	1,877,269	245,855
Net increase (decrease) in net assets from operations	8,172,478	3,427,880	(126,199)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,390,540)	—	—
Total distributions to shareholders	(1,390,540)	—	—
CAPITAL TRANSACTIONS:
Shares sold	16,382,961	14,331,016	2,264,945
Shares redeemed	(12,532,396)	(4,309,950)	(578,912)
Net increase (decrease) in net assets from capital transactions	3,850,565	10,021,066	1,686,033
Net increase (decrease) in net assets	10,632,503	13,448,946	1,559,834
NET ASSETS:
Beginning of the period	13,448,946	—	—
End of the period	$24,081,449	$ 13,448,946	$ 1,559,834
SHARES TRANSACTIONS
Shares sold	575,000	715,000	210,000
Shares redeemed	(430,000)	(210,000)	(50,000)
Total increase (decrease) in shares outstanding	145,000	505,000	160,000

(a)	Inception date of the Fund was January 13, 2025.
(b)	Inception date of the Fund was February 10, 2026.
The accompanying notes are an integral part of these financial statements.

141

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long UNH Daily ETF		Leverage Shares 2X Long UPS Daily ETF	Leverage Shares 2X Long USAR Daily ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026(b) (Unaudited)	Period Ended April 30, 2026(c) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(222,755)	$(59,011)	$(918)	$(8,323)
Net realized gain (loss)	5,853,922	43,714,214	(31,700)	(1,883,533)
Net change in unrealized appreciation (depreciation)	(2,589,575)	42,207,952	103,163	3,897,403
Net increase (decrease) in net assets from operations	3,041,592	85,863,155	70,545	2,005,547
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(38,343,729)	—	—	—
Total distributions to shareholders	(38,343,729)	—	—	—
CAPITAL TRANSACTIONS:
Shares sold	353,039,838	218,594,072	1,189,735	23,039,273
Shares redeemed	(380,151,064)	(71,290,822)	(402,269)	(10,630,528)
Net increase (decrease) in net assets from capital transactions	(27,111,226)	147,303,250	787,466	12,408,745
Net increase (decrease) in net assets	(62,413,363)	233,166,405	858,011	14,414,292
NET ASSETS:
Beginning of the period	233,166,405	—	—	—
End of the period	$170,753,042	$ 233,166,405	$858,011	$14,414,292
SHARES TRANSACTIONS
Shares sold	23,385,000	15,135,000	75,000	1,310,000
Shares redeemed	(25,670,000)	(3,690,000)	(25,000)	(615,000)
Total increase (decrease) in shares outstanding	(2,285,000)	11,445,000	50,000	695,000

(a)	Inception date of the Fund was July 21, 2025.
(b)	Inception date of the Fund was December 11, 2025.
(c)	Inception date of the Fund was January 13, 2026.
The accompanying notes are an integral part of these financial statements.

142

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long UUUU Daily ETF	Leverage Shares 2X Long VALE Daily ETF	Leverage Shares 2X Long World Stock Daily ETF	Leverage Shares 2X Long XPEV Daily ETF
	Period Ended April 30, 2026(a) (Unaudited)	Period Ended April 30, 2026(b) (Unaudited)	Period Ended April 30, 2026(c) (Unaudited)	Period Ended April 30, 2026(d) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(15,596)	$(23)	$180	$(1,281)
Net realized gain (loss)	(8,210,863)	(29,688)	(29,624)	(457,849)
Net change in unrealized appreciation (depreciation)	1,586,168	121,419	359,766	17,182
Net increase (decrease) in net assets from operations	(6,640,291)	91,708	330,322	(441,948)
CAPITAL TRANSACTIONS:
Shares sold	30,370,979	888,788	2,576,792	2,268,284
Shares redeemed	(6,634,035)	(92,948)	(364,665)	(534,449)
Net increase (decrease) in net assets from capital transactions	23,736,944	795,840	2,212,127	1,733,835
Net increase (decrease) in net assets	17,096,653	887,548	2,542,449	1,291,887
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$ 17,096,653	$ 887,548	$ 2,542,449	$ 1,291,887
SHARES TRANSACTIONS
Shares sold	1,770,000	45,000	180,000	200,000
Shares redeemed	(505,000)	(5,000)	(25,000)	(45,000)
Total increase (decrease) in shares outstanding	1,265,000	40,000	155,000	155,000

(a)	Inception date of the Fund was January 13, 2026.
(b)	Inception date of the Fund was December 18, 2025.
(c)	Inception date of the Fund was March 10, 2026.
(d)	Inception date of the Fund was January 15, 2026.
The accompanying notes are an integral part of these financial statements.

143

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long XYZ Daily ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$1,300	$747
Net realized gain (loss)	(852,528)	433,449
Net change in unrealized appreciation (depreciation)	(31,614)	541,199
Net increase (decrease) in net assets from operations	(882,842)	975,395
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(217,010)	—
Total distributions to shareholders	(217,010)	—
CAPITAL TRANSACTIONS:
Shares sold	2,354,276	6,548,287
Shares redeemed	(1,409,538)	(3,790,562)
Net increase (decrease) in net assets from capital transactions	944,738	2,757,725
Net increase (decrease) in net assets	(155,114)	3,733,120
NET ASSETS:
Beginning of the period	3,733,120	—
End of the period	$3,578,006	$3,733,120
SHARES TRANSACTIONS
Shares sold	185,000	415,000
Shares redeemed	(110,000)	(250,000)
Total increase (decrease) in shares outstanding	75,000	165,000

(a)	Inception date of the Fund was April 3, 2025.
The accompanying notes are an integral part of these financial statements.

144

Leverage Shares 2X Capped Accelerated COIN Monthly ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$22.57	$20.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.20	0.14
Net realized and unrealized gain (loss) on investments(c)	(8.78)	2.43
Total from investment operations	(8.58)	2.57
LESS DISTRIBUTIONS FROM:
Net investment income	(0.49)	—
Net realized gains	(5.69)	—
Total distributions	(6.18)	—
ETF transaction fees per share	0.02	0.00(d)
Net asset value, end of period	$7.83	$22.57
Total return(e)	−41.63%	12.87%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$157	$903
Ratio of expenses to average net assets(f)	0.77%	0.77%
Ratio of dividends, interest and borrowing expense to average net assets(f)	0.02%	0.02%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(f)	0.77%	0.75%
Ratio of net investment income (loss) to average net assets(f)	3.10%	3.11%
Portfolio turnover rate(e)(g)	—%	—%

(a)	Inception date of the Fund was August 12, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

145

Leverage Shares 2X Capped Accelerated MSTR Monthly ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$13.86	$20.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.12	0.12
Net realized and unrealized gain (loss) on investments(c)	(6.35)	(6.26)
Total from investment operations	(6.23)	(6.14)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	—
Total distributions	(0.12)	—
ETF transaction fees per share	0.01	0.00(d)
Net asset value, end of period	$7.52	$13.86
Total return(e)	−44.91%	−30.69%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$301	$554
Ratio of expenses to average net assets(f)	0.76%	0.78%
Ratio of dividends, interest and borrowing expense to average net assets(f)	0.01%	0.03%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(f)	0.76%	0.75%
Ratio of net investment income (loss) to average net assets(f)	3.00%	3.43%
Portfolio turnover rate(e)(g)	—%	—%

(a)	Inception date of the Fund was August 12, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

146

Leverage Shares 2X Capped Accelerated NVDA Monthly ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$22.68	$20.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.27	0.14
Net realized and unrealized gain (loss) on investments(c)	(0.15)	2.53
Total from investment operations	0.12	2.67
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	—
Net realized gains	(2.91)	—
Total distributions	(3.14)	—
ETF transaction fees per share	—	0.01
Net asset value, end of period	$19.66	$22.68
Total return(d)	1.20%	13.41%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,376	$1,588
Ratio of expenses to average net assets(e)	0.75%	0.77%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.00%(f)	0.02%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	2.77%	3.27%
Portfolio turnover rate(d)(g)	—%	—%

(a)	Inception date of the Fund was August 12, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

147

Leverage Shares 2X Capped Accelerated PLTR Monthly ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$21.79	$20.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.23	0.13
Net realized and unrealized gain (loss) on investments(c)	(4.28)	1.65
Total from investment operations	(4.05)	1.78
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	—
Net realized gains	(3.60)	—
Total distributions	(3.82)	—
ETF transaction fees per share	0.00(d)	0.01
Net asset value, end of period	$13.92	$21.79
Total return(e)	−21.65%	8.97%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$418	$1,090
Ratio of expenses to average net assets(f)	0.77%	0.80%
Ratio of dividends, interest and borrowing expense to average net assets(f)	0.02%	0.05%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(f)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(f)	2.84%	3.26%
Portfolio turnover rate(e)(g)	—%	—%

(a)	Inception date of the Fund was August 12, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

148

Leverage Shares 2X Capped Accelerated TSLA Monthly ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$23.26	$20.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.27	0.15
Net realized and unrealized gain (loss) on investments(c)	(1.90)	3.10
Total from investment operations	(1.63)	3.25
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	—
Net realized gains	(3.74)	—
Total distributions	(3.98)	—
ETF transaction fees per share	—	0.01
Net asset value, end of period	$17.65	$23.26
Total return(d)	−9.30%	16.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,059	$1,396
Ratio of expenses to average net assets(e)	0.76%	0.77%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.01%	0.02%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	2.81%	3.14%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was August 12, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

149

Leverage Shares 2X Long AAL Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$13.81	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(4.35)	(1.18)
Total from investment operations	(4.37)	(1.19)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	—
Total distributions	(0.28)	—
Net asset value, end of period	$9.16	$13.81
Total return(d)	−32.66%	−7.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,075	$898
Ratio of expenses to average net assets(e)	0.76%	0.76%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.01%	0.01%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.37)%	(0.31)%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was July 10, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

150

Leverage Shares 2X Long ABNB Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.05)
Net realized and unrealized gain (loss) on investments(c)	2.93
Total from investment operations	2.88
Net asset value, end of period	$17.88
Total return(d)	19.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$537
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.62)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was November 17, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

151

Leverage Shares 2X Long ADBE Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$9.95	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	(5.36)	(5.03)
Total from investment operations	(5.37)	(5.05)
Net asset value, end of period	$4.58	$9.95
Total return(d)	−53.99%	−33.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$37,554	$31,903
Ratio of expenses to average net assets(e)	0.76%	0.76%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.01%	0.01%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.40)%	(0.31)%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was March 20, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

152

Leverage Shares 2X Long ALB Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	2.08
Total from investment operations	2.05
Net asset value, end of period	$17.05
Total return(d)	13.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,534
Ratio of expenses to average net assets(e)	1.02%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.27%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.79)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was January 13, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

153

Leverage Shares 2X Long AMD Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$45.03	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	17.87	30.06
Total from investment operations	17.82	30.03
LESS DISTRIBUTIONS FROM:
Net investment income	(2.97)	—
Total distributions	(2.97)	—
Net asset value, end of period	$59.88	$45.03
Total return(d)	47.72%	200.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$24,251	$27,470
Ratio of expenses to average net assets(e)	0.80%	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.05%	0.01%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.33)%	(0.16)%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was January 23, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

154

Leverage Shares 2X Long ARM Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.06	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	2.79	0.09
Total from investment operations	2.77	0.06
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	—
Total distributions	(0.28)	—
Net asset value, end of period	$17.55	$15.06
Total return(d)	22.00%	0.42%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$65,539	$19,507
Ratio of expenses to average net assets(e)	0.76%	0.76%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.01%	0.01%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.40)%	(0.30)%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was January 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

155

Leverage Shares 2X Long ASML Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.57	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments(c)	13.98	10.61
Total from investment operations	13.93	10.57
LESS DISTRIBUTIONS FROM:
Net investment income	(2.53)	—
Total distributions	(2.53)	—
Net asset value, end of period	$36.97	$25.57
Total return(d)	60.07%	70.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$28,838	$13,554
Ratio of expenses to average net assets(e)	0.76%	0.76%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.01%	0.01%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.31)%	(0.31)%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was January 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

156

Leverage Shares 2X Long AVGO Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$33.62	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.06)	(0.04)
Net realized and unrealized gain (loss) on investments(c)	3.06	18.66
Total from investment operations	3.00	18.62
LESS DISTRIBUTIONS FROM:
Net investment income	(0.61)	—
Total distributions	(0.61)	—
Net asset value, end of period	$36.01	$33.62
Total return(d)	9.47%	124.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$39,966	$14,962
Ratio of expenses to average net assets(e)	0.79%	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.04%	0.00%(f)
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.44)%	(0.29)%
Portfolio turnover rate(d)(g)	—%	—%

(a)	Inception date of the Fund was May 15, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

157

Leverage Shares 2X Long AXP Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment income(b)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	(2.52)
Total from investment operations	(2.52)
Net asset value, end of period	$12.48
Total return(e)	−16.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$686
Ratio of expenses to average net assets(f)	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(f)	0.00%(g)
Ratio of net investment income (loss) to average net assets(f)	(0.07)%
Portfolio turnover rate(e)(h)	—%

(a)	Inception date of the Fund was February 19, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

158

Leverage Shares 2X Long BA Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$13.46	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	2.22	(1.53)
Total from investment operations	2.20	(1.54)
Net asset value, end of period	$15.66	$13.46
Total return(d)	16.30%	−10.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,619	$2,355
Ratio of expenses to average net assets(e)	0.75%	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.00%(f)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	(0.25)%	(0.09)%
Portfolio turnover rate(d)(g)	—%	—%

(a)	Inception date of the Fund was June 12, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

159

Leverage Shares 2X Long BBAI Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$188.50	$150.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.21)	(0.20)
Net realized and unrealized gain (loss) on investments(c)	(153.21)	38.70
Total from investment operations	(153.42)	38.50
LESS DISTRIBUTIONS FROM:
Net investment income	(0.48)	—
Total distributions	(0.48)	—
Net asset value, end of period	$34.60	$188.50
Total return(d)	−80.69%	25.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$14,670	$23,184
Ratio of expenses to average net assets(e)	0.81%	0.77%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.06%	0.02%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.63)%	(0.54)%
Portfolio turnover rate(d)(f)	—%	—%

Effective May 5, 2026, the Fund had a 1:10 reverse stock split. Per share data for all periods presented has been adjusted to give effect to the 1:10 stock split.
(a)	Inception date of the Fund was August 20, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

160

Leverage Shares 2X Long BE Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.08)
Net realized and unrealized gain (loss) on investments(c)	77.09
Total from investment operations	77.01
Net asset value, end of period	$92.01
Total return(d)	513.42%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$19,783
Ratio of expenses to average net assets(e)	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	(0.61)%
Portfolio turnover rate(d)(g)	—%

(a)	Inception date of the Fund was December 16, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

161

Leverage Shares 2X Long BIDU Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	(0.06)
Total from investment operations	(0.08)
Net asset value, end of period	$14.92
Total return(d)	−0.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,641
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.35)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was December 18, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

162

Leverage Shares 2X Long BLSH Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$12.93	$15.00
INVESTMENT OPERATIONS:
Net investment income(b)	(0.00)(c)	0.00(c)
Net realized and unrealized gain (loss) on investments(d)	(7.78)	(2.07)
Total from investment operations	(7.78)	(2.07)
Net asset value, end of period	$5.15	$12.93
Total return(e)	−60.15%	−13.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,648	$259
Ratio of expenses to average net assets(f)	0.77%	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(f)	0.02%	—%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(f)	0.75%	0.50%
Ratio of net investment income (loss) to average net assets(f)	(0.14)%	0.20%
Portfolio turnover rate(e)(g)	—%	—%

(a)	Inception date of the Fund was October 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

163

Leverage Shares 2X Long BMNR Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$250.20	$300.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.06)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	(222.97)	(49.80)
Total from investment operations	(223.03)	(49.80)
Net asset value, end of period	$27.17	$250.20
Total return(e)	−89.14%	−16.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$34,528	$375
Ratio of expenses to average net assets(f)	0.80%	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(f)	0.05%	—%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(f)	0.75%	0.50%
Ratio of net investment income (loss) to average net assets(f)	(0.62)%	(0.17)%
Portfolio turnover rate(e)(g)	—%	—%

Effective May 5, 2026, the Fund had a 1:20 reverse stock split. Per share data for all periods presented has been adjusted to give effect to the 1:20 stock split.
(a)	Inception date of the Fund was October 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

164

Leverage Shares 2X Long BULL Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$137.40	$300.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.14)	(0.20)
Net realized and unrealized gain (loss) on investments(c)	(97.57)	(162.40)
Total from investment operations	(97.71)	(162.60)
Net asset value, end of period	$39.69	$137.40
Total return(d)	−71.06%	−54.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,958	$17,340
Ratio of expenses to average net assets(e)	0.82%	0.86%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.07%	0.11%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.51)%	(0.46)%
Portfolio turnover rate(d)(f)	—%	—%

Effective April 24, 2026, the Fund had a 1:20 reverse stock split. Per share data for all periods presented has been adjusted to give effect to the 1:20 stock split.
(a)	Inception date of the Fund was August 8, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

165

Leverage Shares 2X Long CIFR Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(6.17)
Total from investment operations	(6.18)
Net asset value, end of period	$8.82
Total return(d)	−41.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,646
Ratio of expenses to average net assets(e)	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	(0.45)%
Portfolio turnover rate(d)(g)	—%

(a)	Inception date of the Fund was December 11, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

166

Leverage Shares 2X Long CMG Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.06)
Net realized and unrealized gain (loss) on investments(c)	0.71
Total from investment operations	0.65
Net asset value, end of period	$15.65
Total return(d)	4.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$548
Ratio of expenses to average net assets(e)	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	(0.66)%
Portfolio turnover rate(d)(g)	—%

(a)	Inception date of the Fund was November 17, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

167

Leverage Shares 2X Long CNC Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	9.16
Total from investment operations	9.15
Net asset value, end of period	$24.15
Total return(d)	60.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$845
Ratio of expenses to average net assets(e)	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	(0.28)%
Portfolio turnover rate(d)(g)	—%

(a)	Inception date of the Fund was December 18, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

168

Leverage Shares 2X Long COIN Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$36.66	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)	(0.09)
Net realized and unrealized gain (loss) on investments(c)	(28.99)	21.75
Total from investment operations	(29.02)	21.66
Net asset value, end of period	$7.64	$36.66
Total return(d)	−79.16%	144.41%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,638	$8,066
Ratio of expenses to average net assets(e)	0.82%	0.77%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.07%	0.02%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.50)%	(0.38)%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was March 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

169

Leverage Shares 2X Long COST Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$13.20	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	2.11	(1.80)
Total from investment operations	2.09	(1.80)
Net asset value, end of period	$15.29	$13.20
Total return(e)	15.65%	−12.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,892	$5,874
Ratio of expenses to average net assets(f)	0.75%	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(f)	—%	0.00%(g)
Ratio of net investment income (loss) to average net assets(f)	(0.25)%	(0.15)%
Portfolio turnover rate(e)(h)	—%	—%

(a)	Inception date of the Fund was September 17, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

170

Leverage Shares 2X Long CRCL Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$78.50	$150.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.08)	(0.10)
Net realized and unrealized gain (loss) on investments(c)	(55.45)	(71.40)
Total from investment operations	(55.53)	(71.50)
Net asset value, end of period	$22.97	$78.50
Total return(d)	−70.69%	−47.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$133,815	$66,244
Ratio of expenses to average net assets(e)	0.78%	0.77%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.03%	0.02%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.54)%	(0.56)%
Portfolio turnover rate(d)(f)	—%	—%

Effective May 5, 2026, the Fund had a 1:10 reverse stock split. Per share data for all periods presented has been adjusted to give effect to the 1:10 stock split.
(a)	Inception date of the Fund was August 8, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

171

Leverage Shares 2X Long CRM Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$13.70	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	(8.20)	(1.28)
Total from investment operations	(8.21)	(1.30)
Net asset value, end of period	$5.49	$13.70
Total return(d)	−59.90%	−8.69%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$30,220	$25,543
Ratio of expenses to average net assets(e)	0.76%	0.76%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.01%	0.01%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.33)%	(0.23)%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was April 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

172

Leverage Shares 2X Long CRML Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(4.28)
Total from investment operations	(4.29)
Net asset value, end of period	$10.71
Total return(d)	−28.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,213
Ratio of expenses to average net assets(e)	0.89%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.14%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.49)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was February 10, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

173

Leverage Shares 2X Long CRWV Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$122.80	$150.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.11)	(0.10)
Net realized and unrealized gain (loss) on investments(c)	(76.22)	(27.10)
Total from investment operations	(76.33)	(27.20)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	—
Total distributions	(0.20)	—
Net asset value, end of period	$46.27	$122.80
Total return(d)	−59.71%	−18.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$141,059	$88,325
Ratio of expenses to average net assets(e)	0.77%	0.76%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.02%	0.01%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.63)%	(0.53)%
Portfolio turnover rate(d)(f)	—%	—%

Effective May 5, 2026, the Fund had a 1:10 reverse stock split. Per share data for all periods presented has been adjusted to give effect to the 1:10 stock split.
(a)	Inception date of the Fund was August 8, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

174

Leverage Shares 2X Long DNN Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(2.68)
Total from investment operations	(2.69)
Net asset value, end of period	$12.31
Total return(d)	−17.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$308
Ratio of expenses to average net assets(e)	0.76%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.01%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.38)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was February 10, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

175

Leverage Shares 2X Long DUOL Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$150.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.06)
Net realized and unrealized gain (loss) on investments(c)	(111.52)
Total from investment operations	(111.58)
Net asset value, end of period	$38.42
Total return(d)	−74.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,609
Ratio of expenses to average net assets(e)	0.75%
Ratio of tax expenses to average net assets(e)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	(0.44)%
Portfolio turnover rate(d)(g)	—%

Effective May 5, 2026, the Fund had a 1:10 reverse stock split. Per share data for the period presented has been adjusted to give effect to the 1:10 stock split.
(a)	Inception date of the Fund was December 11, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

176

Leverage Shares 2X Long FCX Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(3.28)
Total from investment operations	(3.29)
Net asset value, end of period	$11.71
Total return(d)	−21.91%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,406
Ratio of expenses to average net assets(e)	0.76%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.01%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.31)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was February 19, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

177

Leverage Shares 2X Long FIG Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$174.60	$300.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.06)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	(158.82)	(125.40)
Total from investment operations	(158.88)	(125.40)
Net asset value, end of period	$15.72	$174.60
Total return(e)	−90.99%	−41.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,568	$6,020
Ratio of expenses to average net assets(f)	0.76%	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(f)	0.01%	—%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(f)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.61)%	(0.60)%
Portfolio turnover rate(e)(g)	—%	—%

Effective May 5, 2026, the Fund had a 1:20 reverse stock split. Per share data for all periods presented has been adjusted to give effect to the 1:20 stock split.
(a)	Inception date of the Fund was October 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

178

Leverage Shares 2X Long FUTU Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$22.29	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(10.70)	7.30
Total from investment operations	(10.74)	7.29
Net asset value, end of period	$11.55	$22.29
Total return(d)	−48.19%	48.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,563	$2,563
Ratio of expenses to average net assets(e)	0.76%	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.01%	—%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.60)%	(0.75)%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was October 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

179

Leverage Shares 2X Long GEMI Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$300.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	(289.09)
Total from investment operations	(289.11)
Net asset value, end of period	$10.89
Total return(d)	−96.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$637
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.12)%
Portfolio turnover rate(d)(f)	—%

Effective April 24, 2026, the Fund had a 1:20 reverse stock split. Per share data for the period presented has been adjusted to give effect to the 1:20 stock split.
(a)	Inception date of the Fund was November 5, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

180

Leverage Shares 2X Long GEV Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	18.36
Total from investment operations	18.33
Net asset value, end of period	$33.33
Total return(d)	122.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,332
Ratio of expenses to average net assets(e)	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	(0.36)%
Portfolio turnover rate(d)(g)	—%

(a)	Inception date of the Fund was December 16, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

181

Leverage Shares 2X Long GLW Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment income(b)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	7.22
Total from investment operations	7.22
Net asset value, end of period	$22.22
Total return(e)	48.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$26,890
Ratio of expenses to average net assets(f)	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(f)	0.00%(g)
Ratio of net investment income (loss) to average net assets(f)	(0.16)%
Portfolio turnover rate(e)(h)	—%

(a)	Inception date of the Fund was March 10, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

182

Leverage Shares 2X Long GLXY Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.99	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	(16.90)	11.02
Total from investment operations	(16.93)	10.99
Net asset value, end of period	$9.06	$25.99
Total return(d)	−65.17%	73.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,849	$4,548
Ratio of expenses to average net assets(e)	0.79%	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.04%	—%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.62)%	(0.56)%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was August 20, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

183

Leverage Shares 2X Long GRAB Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(7.62)
Total from investment operations	(7.63)
Net asset value, end of period	$7.37
Total return(d)	−50.87%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,253
Ratio of expenses to average net assets(e)	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	(0.41)%
Portfolio turnover rate(d)(g)	—%

(a)	Inception date of the Fund was December 11, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

184

Leverage Shares 2X Long HOOD Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$115.55	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.09)	(0.14)
Net realized and unrealized gain (loss) on investments(c)	(91.12)	100.69
Total from investment operations	(91.21)	100.55
LESS DISTRIBUTIONS FROM:
Net investment income	(6.69)	—
Total distributions	(6.69)	—
Net asset value, end of period	$17.65	$115.55
Total return(d)	−82.93%	670.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$64,683	$101,683
Ratio of expenses to average net assets(e)	0.95%	0.83%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.20%	0.17%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.49)%	(0.33)%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was March 20, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

185

Leverage Shares 2X Long HUT Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	1.09
Total from investment operations	1.07
Net asset value, end of period	$16.07
Total return(d)	7.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,213
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.56)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was January 13, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

186

Leverage Shares 2X Long IREN Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.04)
Net realized and unrealized gain (loss) on investments(c)	0.91
Total from investment operations	0.87
Net asset value, end of period	$15.87
Total return(d)	5.81%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,158
Ratio of expenses to average net assets(e)	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	(0.64)%
Portfolio turnover rate(d)(g)	—%

(a)	Inception date of the Fund was December 16, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

187

Leverage Shares 2X Long KLAC Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	13.56
Total from investment operations	13.53
Net asset value, end of period	$28.53
Total return(d)	90.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,135
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.37)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was December 18, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

188

Leverage Shares 2X Long LAC Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	(0.98)
Total from investment operations	(1.00)
Net asset value, end of period	$14.00
Total return(d)	−6.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,890
Ratio of expenses to average net assets(e)	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	(0.44)%
Portfolio turnover rate(d)(g)	—%

(a)	Inception date of the Fund was December 11, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

189

Leverage Shares 2X Long LULU Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	(5.55)
Total from investment operations	(5.58)
Net asset value, end of period	$9.42
Total return(d)	−37.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,475
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.35)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was November 5, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

190

Leverage Shares 2X Long MP Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$11.78	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	(2.72)	(3.22)
Total from investment operations	(2.73)	(3.22)
Net asset value, end of period	$9.05	$11.78
Total return(e)	−23.15%	−21.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,078	$530
Ratio of expenses to average net assets(f)	0.75%	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(f)	0.00%(g)	—%
Ratio of net investment income (loss) to average net assets(f)	(0.16)%	(0.19)%
Portfolio turnover rate(e)(h)	—%	—%

(a)	Inception date of the Fund was October 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

191

Leverage Shares 2X Long NBIS Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$18.45	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	(6.15)	3.45
Total from investment operations	(6.18)	3.45
Net asset value, end of period	$12.27	$18.45
Total return(e)	−33.50%	23.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$27,432	$1,292
Ratio of expenses to average net assets(f)	0.75%	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(f)	0.00%(g)	—%
Ratio of net investment income (loss) to average net assets(f)	(0.59)%	(0.36)%
Portfolio turnover rate(e)(h)	—%	—%

(a)	Inception date of the Fund was October 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

192

Leverage Shares 2X Long NEM Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.05)
Net realized and unrealized gain (loss) on investments(c)	5.37
Total from investment operations	5.32
Net asset value, end of period	$20.32
Total return(d)	35.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,829
Ratio of expenses to average net assets(e)	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.01%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.45)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was November 17, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

193

Leverage Shares 2X Long NET Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	(3.71)
Total from investment operations	(3.73)
Net asset value, end of period	$11.27
Total return(d)	−24.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,677
Ratio of expenses to average net assets(e)	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	(0.39)%
Portfolio turnover rate(d)(g)	—%

(a)	Inception date of the Fund was November 17, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

194

Leverage Shares 2X Long NIO Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.04)
Net realized and unrealized gain (loss) on investments(c)	7.11
Total from investment operations	7.07
Net asset value, end of period	$22.07
Total return(d)	47.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,089
Ratio of expenses to average net assets(e)	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	(0.56)%
Portfolio turnover rate(d)(g)	—%

(a)	Inception date of the Fund was December 18, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

195

Leverage Shares 2X Long NU Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	(3.94)
Total from investment operations	(3.96)
Net asset value, end of period	$11.04
Total return(d)	−26.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$497
Ratio of expenses to average net assets(e)	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.01%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.31)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was November 17, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

196

Leverage Shares 2X Long NVDA Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$23.10	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments(c)	(3.29)	8.14
Total from investment operations	(3.32)	8.10
LESS DISTRIBUTIONS FROM:
Net investment income	(1.99)	—
Total distributions	(1.99)	—
Net asset value, end of period	$17.79	$23.10
Total return(d)	−14.04%	54.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$26,859	$22,871
Ratio of expenses to average net assets(e)	0.76%	0.76%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.01%	—%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.40)%	(0.32)%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was December 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

197

Leverage Shares 2X Long OKTA Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	(5.42)
Total from investment operations	(5.45)
Net asset value, end of period	$9.55
Total return(d)	−36.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$908
Ratio of expenses to average net assets(e)	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	(0.56)%
Portfolio turnover rate(d)(g)	—%

(a)	Inception date of the Fund was November 17, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

198

Leverage Shares 2X Long ONDS Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(8.76)
Total from investment operations	(8.77)
Net asset value, end of period	$6.23
Total return(d)	−58.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$14,640
Ratio of expenses to average net assets(e)	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	(0.42)%
Portfolio turnover rate(d)(g)	—%

(a)	Inception date of the Fund was January 13, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

199

Leverage Shares 2X Long OPEN Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(8.40)
Total from investment operations	(8.41)
Net asset value, end of period	$6.59
Total return(d)	−56.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,451
Ratio of expenses to average net assets(e)	0.76%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.01%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.40)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was December 11, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

200

Leverage Shares 2X Long ORLY Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	0.46
Total from investment operations	0.45
Net asset value, end of period	$15.45
Total return(d)	3.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$154
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.24)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was January 15, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

201

Leverage Shares 2X Long OSCR Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(2.53)
Total from investment operations	(2.54)
Net asset value, end of period	$12.46
Total return(d)	−16.91%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,184
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.12)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was November 5, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

202

Leverage Shares 2X Long PANW Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$18.25	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	(7.48)	3.28
Total from investment operations	(7.50)	3.25
LESS DISTRIBUTIONS FROM:
Net investment income	(1.30)	—
Total distributions	(1.30)	—
Net asset value, end of period	$9.45	$18.25
Total return(d)	−42.31%	21.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,196	$4,289
Ratio of expenses to average net assets(e)	0.75%	0.76%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.00%(f)	—%
Ratio of net investment income (loss) to average net assets(e)	(0.35)%	(0.29)%
Portfolio turnover rate(d)(g)	—%	—%

(a)	Inception date of the Fund was March 20, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

203

Leverage Shares 2X Long PBR Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	36.91
Total from investment operations	36.89
Net asset value, end of period	$51.89
Total return(d)	245.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,854
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.17)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was December 18, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

204

Leverage Shares 2X Long PLTR Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$42.04	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments(c)	(23.42)	27.08
Total from investment operations	(23.45)	27.04
LESS DISTRIBUTIONS FROM:
Net investment income	(4.75)	—
Total distributions	(4.75)	—
Net asset value, end of period	$13.84	$42.04
Total return(d)	−61.31%	180.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$25,611	$30,896
Ratio of expenses to average net assets(e)	0.76%	0.76%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.01%	0.01%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.31)%	(0.29)%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was April 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

205

Leverage Shares 2X Long PLUG Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment income(b)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	5.97
Total from investment operations	5.97
Net asset value, end of period	$20.97
Total return(e)	39.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,356
Ratio of expenses to average net assets(f)	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(f)	0.00%(g)
Ratio of net investment income (loss) to average net assets(f)	(0.05)%
Portfolio turnover rate(e)(h)	—%

(a)	Inception date of the Fund was January 13, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

206

Leverage Shares 2X Long PYPL Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$16.12	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	(8.94)	1.14
Total from investment operations	(8.96)	1.12
Net asset value, end of period	$7.16	$16.12
Total return(d)	−55.58%	7.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$24,961	$39,330
Ratio of expenses to average net assets(e)	0.77%	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.02%	0.00%(f)
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%	0.74%
Ratio of net investment income (loss) to average net assets(e)	(0.38)%	(0.24)%
Portfolio turnover rate(d)(g)	—%	—%

(a)	Inception date of the Fund was April 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

207

Leverage Shares 2X Long RTX Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$23.22	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	(1.94)	8.24
Total from investment operations	(1.99)	8.22
LESS DISTRIBUTIONS FROM:
Net investment income	(1.45)	—
Total distributions	(1.45)	—
Net asset value, end of period	$19.78	$23.22
Total return(d)	−9.44%	54.81%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,153	$1,858
Ratio of expenses to average net assets(e)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.37)%	(0.27)%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was June 5, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

208

Leverage Shares 2X Long SATS Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	2.80
Total from investment operations	2.78
Net asset value, end of period	$17.78
Total return(d)	18.53%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$18,224
Ratio of expenses to average net assets(e)	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	(0.32)%
Portfolio turnover rate(d)(g)	—%

(a)	Inception date of the Fund was December 16, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

209

Leverage Shares 2X Long SBUX Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	6.30
Total from investment operations	6.29
Net asset value, end of period	$21.29
Total return(d)	41.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$745
Ratio of expenses to average net assets(e)	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	(0.12)%
Portfolio turnover rate(d)(g)	—%

(a)	Inception date of the Fund was November 17, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

210

Leverage Shares 2X Long SNAP Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(6.90)
Total from investment operations	(6.91)
Net asset value, end of period	$8.09
Total return(d)	−46.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,791
Ratio of expenses to average net assets(e)	0.81%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.06%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.49)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was December 18, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

211

Leverage Shares 2X Long SPOT Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(8.77)
Total from investment operations	(8.78)
Net asset value, end of period	$6.22
Total return(d)	−58.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,134
Ratio of expenses to average net assets(e)	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.01%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.74%
Ratio of net investment income (loss) to average net assets(e)	(0.39)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was November 17, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

212

Leverage Shares 2X Long TER Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.07)
Net realized and unrealized gain (loss) on investments(c)	30.85
Total from investment operations	30.78
Net asset value, end of period	$45.78
Total return(d)	205.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$16,023
Ratio of expenses to average net assets(e)	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	(0.37)%
Portfolio turnover rate(d)(g)	—%

(a)	Inception date of the Fund was November 17, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

213

Leverage Shares 2X Long TSLA Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$10.79	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(4.01)	(4.20)
Total from investment operations	(4.03)	(4.21)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.61)	—
Total distributions	(0.61)	—
Net asset value, end of period	$6.15	$10.79
Total return(d)	−39.13%	−28.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$43,520	$50,213
Ratio of expenses to average net assets(e)	0.84%	0.78%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.09%	0.03%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.40)%	(0.23)%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was December 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

214

Leverage Shares 2X Long TSM Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$26.63	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments(c)	13.20	11.67
Total from investment operations	13.15	11.63
LESS DISTRIBUTIONS FROM:
Net investment income	(2.73)	—
Total distributions	(2.73)	—
Net asset value, end of period	$37.05	$26.63
Total return(d)	55.56%	77.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$24,081	$13,449
Ratio of expenses to average net assets(e)	0.75%	0.76%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.00%(f)	—%
Ratio of net investment income (loss) to average net assets(e)	(0.33)%	(0.29)%
Portfolio turnover rate(d)(g)	—%	—%

(a)	Inception date of the Fund was January 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

215

Leverage Shares 2X Long UEC Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(5.24)
Total from investment operations	(5.25)
Net asset value, end of period	$9.75
Total return(d)	−35.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,560
Ratio of expenses to average net assets(e)	0.78%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.03%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.40)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was February 10, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

216

Leverage Shares 2X Long UNH Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.37	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	0.19	5.38
Total from investment operations	0.17	5.37
LESS DISTRIBUTIONS FROM:
Net investment income	(1.90)	—
Total distributions	(1.90)	—
Net asset value, end of period	$18.64	$20.37
Total return(d)	1.71%	35.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$170,753	$233,166
Ratio of expenses to average net assets(e)	0.76%	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.01%	—%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.25)%	(0.11)%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was July 21, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

217

Leverage Shares 2X Long UPS Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	2.19
Total from investment operations	2.16
Net asset value, end of period	$17.16
Total return(d)	14.40%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$858
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.39)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was December 11, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

218

Leverage Shares 2X Long USAR Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	5.76
Total from investment operations	5.74
Net asset value, end of period	$20.74
Total return(d)	38.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$14,414
Ratio of expenses to average net assets(e)	0.76%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.01%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.41)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was January 13, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

219

Leverage Shares 2X Long UUUU Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	(1.46)
Total from investment operations	(1.48)
Net asset value, end of period	$13.52
Total return(d)	−9.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$17,097
Ratio of expenses to average net assets(e)	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	(0.42)%
Portfolio turnover rate(d)(g)	—%

(a)	Inception date of the Fund was January 13, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

220

Leverage Shares 2X Long VALE Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment income(b)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	7.19
Total from investment operations	7.19
Net asset value, end of period	$22.19
Total return(e)	47.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$888
Ratio of expenses to average net assets(f)	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(f)	0.00%(g)
Ratio of net investment income (loss) to average net assets(f)	(0.01)%
Portfolio turnover rate(e)(h)	—%

(a)	Inception date of the Fund was December 18, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

221

Leverage Shares 2X Long World Stock Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.00(c)
Net realized and unrealized gain (loss) on investments(d)	1.40
Total from investment operations	1.40
Net asset value, end of period	$16.40
Total return(e)	9.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,542
Ratio of expenses to average net assets(f)	0.75%
Ratio of net investment income (loss) to average net assets(f)	0.08%
Portfolio turnover rate(e)(g)	—%

(a)	Inception date of the Fund was March 10, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

222

Leverage Shares 2X Long XPEV Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	(6.65)
Total from investment operations	(6.67)
Net asset value, end of period	$8.33
Total return(d)	−44.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,292
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.56)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was January 15, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

223

Leverage Shares 2X Long XYZ Daily ETF
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$22.63	$15.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.01	0.01
Net realized and unrealized gain (loss) on investments(c)	(6.74)	7.62
Total from investment operations	(6.73)	7.63
LESS DISTRIBUTIONS FROM:
Net investment income	(0.99)	—
Total distributions	(0.99)	—
Net asset value, end of period	$14.91	$22.63
Total return(d)	−29.75%	50.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,578	$3,733
Ratio of expenses to average net assets(e)	0.80%	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.05%	0.00%(f)
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	0.08%	0.07%
Portfolio turnover rate(d)(g)	—%	—%

(a)	Inception date of the Fund was April 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

224

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)
1. ORGANIZATION
Leverage Shares 2X Capped Accelerated COIN Monthly ETF, Leverage Shares 2X Capped Accelerated MSTR Monthly ETF, Leverage Shares 2X Capped Accelerated NVDA Monthly ETF, Leverage Shares 2X Capped Accelerated PLTR Monthly ETF, Leverage Shares 2X Capped Accelerated TSLA Monthly ETF, Leverage Shares 2X Long AAL Daily ETF, Leverage Shares 2X Long ABNB Daily ETF, Leverage Shares 2X Long ADBE Daily ETF, Leverage Shares 2X Long ALB Daily ETF, Leverage Shares 2X Long AMD Daily ETF, Leverage Shares 2X Long ARM Daily ETF, Leverage Shares 2X Long ASML Daily ETF, Leverage Shares 2X Long AVGO Daily ETF, Leverage Shares 2X Long AXP Daily ETF, Leverage Shares 2X Long BA Daily ETF, Leverage Shares 2X Long BBAI Daily ETF, Leverage Shares 2X Long BE Daily ETF, Leverage Shares 2X Long BIDU Daily ETF, Leverage Shares 2X Long BLSH Daily ETF, Leverage Shares 2X Long BMNR Daily ETF, Leverage Shares 2X Long BULL Daily ETF, Leverage Shares 2X Long CIFR Daily ETF, Leverage Shares 2X Long CMG Daily ETF, Leverage Shares 2X Long CNC Daily ETF, Leverage Shares 2X Long COIN Daily ETF, Leverage Shares 2X Long COST Daily ETF, Leverage Shares 2X Long CRCL Daily ETF, Leverage Shares 2X Long CRM Daily ETF, Leverage Shares 2X Long CRML Daily ETF, Leverage Shares 2X Long CRWV Daily ETF, Leverage Shares 2X Long DNN Daily ETF, Leverage Shares 2X Long DUOL Daily ETF, Leverage Shares 2X Long FCX Daily ETF, Leverage Shares 2X Long FIG Daily ETF, Leverage Shares 2X Long FUTU Daily ETF , Leverage Shares 2X Long GEMI Daily ETF, Leverage Shares 2X Long GEV Daily ETF, Leverage Shares 2X Long GLW Daily ETF, Leverage Shares 2X Long GLXY Daily ETF, Leverage Shares 2X Long GRAB Daily ETF, Leverage Shares 2X Long HOOD Daily ETF, Leverage Shares 2X Long HUT Daily ETF, Leverage Shares 2X Long IREN Daily ETF, Leverage Shares 2X Long KLAC Daily ETF, Leverage Shares 2X Long LAC Daily ETF, Leverage Shares 2X Long LULU Daily ETF, Leverage Shares 2X Long MP Daily ETF , Leverage Shares 2X Long NBIS Daily ETF, Leverage Shares 2X Long NEM Daily ETF, Leverage Shares 2X Long NET Daily ETF, Leverage Shares 2X Long NIO Daily ETF, Leverage Shares 2X Long NU Daily ETF, Leverage Shares 2X Long NVDA Daily ETF, Leverage Shares 2X Long OKTA Daily ETF, Leverage Shares 2X Long ONDS Daily ETF, Leverage Shares 2X Long OPEN Daily ETF, Leverage Shares 2X Long ORLY Daily ETF, Leverage Shares 2X Long OSCR Daily ETF, Leverage Shares 2X Long PANW Daily ETF, Leverage Shares 2X Long PBR Daily ETF, Leverage Shares 2X Long PLTR Daily ETF, Leverage Shares 2X Long PLUG Daily ETF, Leverage Shares 2X Long PYPL Daily ETF, Leverage Shares 2X Long RTX Daily ETF, Leverage Shares 2X Long SATS Daily ETF, Leverage Shares 2X Long SBUX Daily ETF, Leverage Shares 2X Long SNAP Daily ETF, Leverage Shares 2X Long SPOT Daily ETF, Leverage Shares 2X Long TER Daily ETF, Leverage Shares 2X Long TSLA Daily ETF, Leverage Shares 2X Long TSM Daily ETF, Leverage Shares 2X Long UEC Daily ETF, Leverage Shares 2X Long UNH Daily ETF, Leverage Shares 2X Long UPS Daily ETF, Leverage Shares 2X Long USAR Daily ETF, Leverage Shares 2X Long UUUU Daily ETF, Leverage Shares 2X Long VALE Daily ETF, Leverage Shares 2X Long World Stock Daily ETF, Leverage Shares 2X Long XPEV Daily ETF and Leverage Shares 2X Long XYZ Daily ETF (each a “Fund” and collectively, the “Funds”) are non-diversified series of Themes ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on February 22, 2023 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Themes Management Company, LLC (“Themes” or the “Adviser”), the Funds’ Investment Adviser.
The below Funds (the “Capped Accelerated Funds”) seek to provide approximately twice the positive share price return of an underlying security, up to an approximate upside limit, while seeking to approximately track the negative share price return of the underlying security, over each full calendar month. Each Fund and its respective underlying security is summarized below.

Fund	Underlying Security
Leverage Shares 2X Capped Accelerated COIN Monthly ETF	Common stock of Coinbase Global, Inc. (NASDAQ: COIN)
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	Common stock of Strategy, Inc. (NASDAQ: MSTR)
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	Common stock of NVIDIA Corp. (NASDAQ: NVDA)

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Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Fund	Underlying Security
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	Common stock of Palantir Technologies, Inc. (NYSE: PLTR)
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	Common stock of Tesla, Inc. (NASDAQ: TSLA)

The below Funds (the “Leveraged Funds”) seek daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of an underlying security as summarized below.

Fund	Underlying Security
Leverage Shares 2X Long AAL Daily ETF	Common stock of American Airlines Group, Inc. (NASDAQ: AAL)
Leverage Shares 2X Long ABNB Daily ETF	Common stock of Airbnb, Inc. (NASDAQ: ABNB)
Leverage Shares 2X Long ADBE Daily ETF	Common stock of Adobe, Inc. (NASDAQ: ADBE)
Leverage Shares 2X Long ALB Daily ETF	Common stock of Albemarle Corp. (NYSE: ALB)
Leverage Shares 2X Long AMD Daily ETF	Common stock of Advanced Micro Devices, Inc. (NASDAQ: AMD)
Leverage Shares 2X Long ARM Daily ETF	Common stock of Arm Holdings Plc. ADR (NASDAQ: ARM)
Leverage Shares 2X Long ASML Daily ETF	Common stock of ASML Holding N.V. ADR (NASDAQ: ASML)
Leverage Shares 2X Long AVGO Daily ETF	Common stock of Broadcom, Inc. (NASDAQ: AVGO)
Leverage Shares 2X Long AXP Daily ETF	Common stock of American Express Co. (NYSE: AXP)
Leverage Shares 2X Long BA Daily ETF	Common stock of Boeing Co. (NYSE: BA)
Leverage Shares 2X Long BBAI Daily ETF	Common stock of BigBear.ai Holdings, Inc. (NYSE: BBAI)
Leverage Shares 2X Long BE Daily ETF	Common stock of Bloom Energy Corp. (NYSE: BE)
Leverage Shares 2X Long BIDU Daily ETF	American Depositary Receipt of Baidu, Inc. (NASDAQ: BIDU)
Leverage Shares 2X Long BLSH Daily ETF	Common stock of Bullish (NYSE: BLSH)
Leverage Shares 2X Long BMNR Daily ETF	Common stock of Bitmine Immersion Technologies, Inc. (NYSE: BMNR)
Leverage Shares 2X Long BULL Daily ETF	Common stock of Webull Corp. (NASDAQ: BULL)
Leverage Shares 2X Long CIFR Daily ETF	Common stock of Cipher Mining, Inc. (NASDAQ: CIFR)
Leverage Shares 2X Long CMG Daily ETF	Common stock of Chipotle Mexican Grill, Inc. (NASDAQ: CMG)
Leverage Shares 2X Long CNC Daily ETF	Common stock of Centene Corp. (NYSE: CNC)
Leverage Shares 2X Long COIN Daily ETF	Common stock of Coinbase Global, Inc. (NASDAQ: COIN)
Leverage Shares 2X Long COST Daily ETF	Common stock of Costco Wholesale Corp. (NASDAQ: COST)
Leverage Shares 2X Long CRCL Daily ETF	Common stock of Circle Internet Group, Inc. (NYSE: CRCL)
Leverage Shares 2X Long CRM Daily ETF	Common stock of Salesforce, Inc. (NASDAQ: CRM)
Leverage Shares 2X Long CRML Daily ETF	Common stock of Critical Metals Corp. (NASDAQ: CRML)
Leverage Shares 2X Long CRWV Daily ETF	Common stock of CoreWeave, Inc. (NASDAQ: CRWV)
Leverage Shares 2X Long DNN Daily ETF	Common stock of Denison Mines Corp. (NYSE: DNN)
Leverage Shares 2X Long DUOL Daily ETF	Common stock of Duolingo, Inc. (NASDAQ: DUOL)
Leverage Shares 2X Long FCX Daily ETF	Common stock of Freeport-McMoRan Inc. (NYSE: FCX)
Leverage Shares 2X Long FIG Daily ETF	Common stock of Figma, Inc. (NYSE: FIG)
Leverage Shares 2X Long FUTU Daily ETF	Common stock of Futu Holdings Ltd. (NASDAQ: FUTU)
Leverage Shares 2X Long GEMI Daily ETF	Common stock of Gemini Space Station, Inc. (NASDAQ: GEMI)
Leverage Shares 2X Long GEV Daily ETF	Common stock of GE Vernova, Inc. (NYSE: GEV)
Leverage Shares 2X Long GLW Daily ETF	Common stock of Corning Incorporated (NYSE: GLW)
Leverage Shares 2X Long GLXY Daily ETF	Common stock of Galaxy Digital, Inc. (NASDAQ: GLXY)
Leverage Shares 2X Long GRAB Daily ETF	American Depositary Receipt of Grab Holdings Limited (NASDAQ: GRAB)
Leverage Shares 2X Long HOOD Daily ETF	Common stock of Robinhood Markets, Inc. (NASDAQ: HOOD)
Leverage Shares 2X Long HUT Daily ETF	Common stock of Hut 8 Corp. (NASDAQ: HUT)

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Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Fund	Underlying Security
Leverage Shares 2X Long IREN Daily ETF	Common stock of IREN Limited (NASDAQ: IREN)
Leverage Shares 2X Long KLAC Daily ETF	Common stock of KLA Corp. (NASDAQ: KLAC)
Leverage Shares 2X Long LAC Daily ETF	Common stock of Lithium Americas Corp. (NYSE: LAC)
Leverage Shares 2X Long LULU Daily ETF	Common stock of Lululemon Athletica, Inc. (NASDAQ: LULU)
Leverage Shares 2X Long MP Daily ETF	Common stock of MP Materials Corp. (NYSE: MP)
Leverage Shares 2X Long NBIS Daily ETF	Common stock of Nebius Group NV (NASDAQ: NBIS)
Leverage Shares 2X Long NEM Daily ETF	Common stock of Newmont Corp. (NYSE: NEM)
Leverage Shares 2X Long NET Daily ETF	Common stock of Cloudflare, Inc. (NYSE: NET)
Leverage Shares 2X Long NIO Daily ETF	American Depositary Receipt of NIO, Inc. (NYSE: NIO)
Leverage Shares 2X Long NU Daily ETF	Common stock of Nu Holdings Ltd. (NYSE: NU)
Leverage Shares 2X Long NVDA Daily ETF	Common stock of NVIDIA Corp. (NASDAQ: NVDA)
Leverage Shares 2X Long OKTA Daily ETF	Common stock of Okta, Inc. (NASDAQ: OKTA)
Leverage Shares 2X Long ONDS Daily ETF	Common stock of Ondas Holdings, Inc. (NASDAQ: ONDS)
Leverage Shares 2X Long OPEN Daily ETF	Common stock of Opendoor Technologies, Inc. (NASDAQ: OPEN)
Leverage Shares 2X Long ORLY Daily ETF	Common stock of O’Reilly Auto Parts (NASDAQ: ORLY)
Leverage Shares 2X Long OSCR Daily ETF	Common stock of Oscar Health Inc (NYSE: OSCR)
Leverage Shares 2X Long PANW Daily ETF	Common stock of Palo Alto Networks, Inc. (NASDAQ: PANW)
Leverage Shares 2X Long PBR Daily ETF	American Depositary Receipt of Petroleo Brasileiro S.A (NYSE: PBR)
Leverage Shares 2X Long PLTR Daily ETF	Common stock of Palantir Technologies, Inc. (NYSE: PLTR)
Leverage Shares 2X Long PLUG Daily ETF	Common stock of Plug Power, Inc. (NASDAQ: PLUG)
Leverage Shares 2X Long PYPL Daily ETF	Common stock of PayPal Holdings, Inc. (NASDAQ: PYPL)
Leverage Shares 2X Long RTX Daily ETF	Common stock of RTX Corp. (NYSE: RTX)
Leverage Shares 2X Long SATS Daily ETF	Common stock of EchoStar Corp. (NASDAQ: SATS)
Leverage Shares 2X Long SBUX Daily ETF	Common stock of Starbucks Corp. (NASDAQ: SBUX)
Leverage Shares 2X Long SNAP Daily ETF	Common stock of Snap, Inc. (NYSE: SNAP)
Leverage Shares 2X Long SPOT Daily ETF	Common stock of Spotify Technology S.A (NYSE: SPOT)
Leverage Shares 2X Long TER Daily ETF	Common stock of Teradyne, Inc.. (NASDAQ: TER)
Leverage Shares 2X Long TSLA Daily ETF	Common stock of Tesla, Inc. (NASDAQ: TSLA)
Leverage Shares 2X Long TSM Daily ETF	American Depositary Receipt of Taiwan Semiconductor Manufacturing Co., Ltd. (NYSE: TSM)
Leverage Shares 2X Long UEC Daily ETF	Common stock of Uranium Energy Corp. (NYSE: UEC)
Leverage Shares 2X Long UNH Daily ETF	Common stock of UnitedHealth Group, Inc. (NYSE: UNH)
Leverage Shares 2X Long UPS Daily ETF	Common stock of United Parcel Service, Inc. (NYSE: UPS)
Leverage Shares 2X Long USAR Daily ETF	Common stock of USA Rare Earth, Inc. (NASDAQ: USAR)
Leverage Shares 2X Long UUUU Daily ETF	Common stock of Energy Fuels Inc. (NYSE: UUUU)
Leverage Shares 2X Long VALE Daily ETF	American Depositary Receipt of Vale S.A. (NYSE: VALE)
Leverage Shares 2X Long World Stock Daily ETF	Shares of Vanguard Total World Stock Index Fund ETF (NYSE: VT)
Leverage Shares 2X Long XPEV Daily ETF	American Depositary Receipt of XPeng Inc. (NYSE: XPEV)
Leverage Shares 2X Long XYZ Daily ETF	Common stock of Block, Inc. (NYSE: XYZ)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statement in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

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Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
Use of Estimates – The preparation of the financial statement in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NASDAQ Stock Market, Inc. (“NASDAQ”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Securities listed on NASDAQ are generally valued at the NASDAQ official closing price. Investments in money market funds are valued at NAV per share. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
U.S. Treasury Bills are bought at a discount and valued at amortized cost. Swap contracts are valued based on the closing price of the underlying security, which approximates fair value. Such valuations are typically categorized as Level 2 in the fair value hierarchy described below.
Options contracts are valued using the mean/mid of quoted bid and ask spread prices, as provided by independent pricing vendors. FLexible EXchange® Options (“FLEX Options”) listed on an exchange will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Funds’ options have a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If either pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined in accordance with the Valuation Procedures defined below. Such valuations are typically categorized as Level 2 in the fair value hierarchy described below.
If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using Valuation Procedures adopted by the Board of Trustees of the Trust (the “Board”). The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board has delegated the Adviser as the Valuation Designee of the Funds. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of each Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

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Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments on April 30, 2026, are as follows:

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Capped Accelerated COIN Monthly ETF
Assets:
Investments:
Purchased Options	$—	$30,104	$—	$30,104
U.S. Treasury Bills	—	143,699	—	143,699
Money Market Funds	128,724	—	—	128,724
Total Investments	$128,724	$173,803	$—	$302,527
Liabilities:
Other Financial Instruments:
Written Options	$—	$(22,584)	$—	$(22,584)
Total Other Financial Instruments	$—	$(22,584)	$—	$(22,584)

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Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF
Assets:
Investments:
Purchased Options	$—	$57,294	$—	$57,294
U.S. Treasury Bills	—	279,469	—	279,469
Money Market Funds	239,661	—	—	239,661
Total Investments	$239,661	$336,763	$—	$576,424
Liabilities:
Other Financial Instruments:
Written Options	$—	$(42,426)	$—	$(42,426)
Total Other Financial Instruments	$—	$(42,426)	$—	$(42,426)
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF
Assets:
Investments:
Purchased Options	$—	$182,781	$—	$182,781
U.S. Treasury Bills	—	1,303,197	—	1,303,197
Money Market Funds	1,205,867	—	—	1,205,867
Total Investments	$1,205,867	$1,485,978	$—	$2,691,845
Liabilities:
Other Financial Instruments:
Written Options	$—	$(113,919)	$—	$(113,919)
Total Other Financial Instruments	$—	$(113,919)	$—	$(113,919)
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF
Assets:
Investments:
Purchased Options	$—	$70,470	$—	$70,470
U.S. Treasury Bills	—	391,454	—	391,454
Money Market Funds	417,989	—	—	417,989
Total Investments	$417,989	$461,924	$—	$879,913
Liabilities:
Other Financial Instruments:
Written Options	$—	$(49,560)	$—	$(49,560)
Total Other Financial Instruments	$—	$(49,560)	$—	$(49,560)

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Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF
Assets:
Investments:
Purchased Options	$—	$132,160	$—	$132,160
U.S. Treasury Bills	—	1,007,872	—	1,007,872
Money Market Funds	956,513	—	—	956,513
Total Investments	$956,513	$1,140,032	$—	$2,096,545
Liabilities:
Other Financial Instruments:
Written Options	$—	$(78,792)	$—	$(78,792)
Total Other Financial Instruments	$—	$(78,792)	$—	$(78,792)
Leverage Shares 2X Long AAL Daily ETF
Assets:
Investments:
Money Market Funds	$645,253	$—	$—	$645,253
Total Investments	$645,253	$—	$—	$645,253
Other Financial Instruments:
Total Return Swaps*	$—	$617,378	$—	$617,378
Total Other Financial Instruments	$—	$617,378	$—	$617,378
Leverage Shares 2X Long ABNB Daily ETF
Assets:
Investments:
Money Market Funds	$53,794	$—	$—	$53,794
Total Investments	$53,794	$—	$—	$53,794
Other Financial Instruments:
Total Return Swaps*	$—	$130,298	$—	$130,298
Total Other Financial Instruments	$—	$130,298	$—	$130,298
Leverage Shares 2X Long ADBE Daily ETF
Assets:
Investments:
Money Market Funds	$3,832,507	$—	$—	$3,832,507
Total Investments	$3,832,507	$—	$—	$3,832,507
Other Financial Instruments:
Total Return Swaps*	$—	$1,430,621	$—	$1,430,621
Total Other Financial Instruments	$—	$1,430,621	$—	$1,430,621
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(438,048)	$—	$(438,048)
Total Other Financial Instruments	$—	$(438,048)	$—	$(438,048)

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April 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long ALB Daily ETF
Assets:
Investments:
Money Market Funds	$125,307	$—	$—	$125,307
Total Investments	$125,307	$—	$—	$125,307
Other Financial Instruments:
Total Return Swaps*	$—	$207,620	$—	$207,620
Total Other Financial Instruments	$—	$207,620	$—	$207,620
Leverage Shares 2X Long AMD Daily ETF
Assets:
Investments:
Money Market Funds	$787,016	$—	$—	$787,016
Total Investments	$787,016	$—	$—	$787,016
Other Financial Instruments:
Total Return Swaps*	$—	$2,600,068	$—	$2,600,068
Total Other Financial Instruments	$—	$2,600,068	$—	$2,600,068
Leverage Shares 2X Long ARM Daily ETF
Assets:
Investments:
Money Market Funds	$6,242,190	$—	$—	$6,242,190
Total Investments	$6,242,190	$—	$—	$6,242,190
Other Financial Instruments:
Total Return Swaps*	$—	$12,291,102	$—	$12,291,102
Total Other Financial Instruments	$—	$12,291,102	$—	$12,291,102
Leverage Shares 2X Long ASML Daily ETF
Assets:
Investments:
Money Market Funds	$3,650,167	$—	$—	$3,650,167
Total Investments	$3,650,167	$—	$—	$3,650,167
Other Financial Instruments:
Total Return Swaps*	$—	$8,448,698	$—	$8,448,698
Total Other Financial Instruments	$—	$8,448,698	$—	$8,448,698
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(27,837)	$—	$(27,837)
Total Other Financial Instruments	$—	$(27,837)	$—	$(27,837)

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April 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long AVGO Daily ETF
Assets:
Investments:
Money Market Funds	$3,610,407	$—	$—	$3,610,407
Total Investments	$3,610,407	$—	$—	$3,610,407
Other Financial Instruments:
Total Return Swaps*	$—	$8,454,648	$—	$8,454,648
Total Other Financial Instruments	$—	$8,454,648	$—	$8,454,648
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(30,308)	$—	$(30,308)
Total Other Financial Instruments	$—	$(30,308)	$—	$(30,308)
Leverage Shares 2X Long AXP Daily ETF
Assets:
Investments:
Money Market Funds	$120,632	$—	$—	$120,632
Total Investments	$120,632	$—	$—	$120,632
Other Financial Instruments:
Total Return Swaps*	$—	$47,343	$—	$47,343
Total Other Financial Instruments	$—	$47,343	$—	$47,343
Leverage Shares 2X Long BA Daily ETF
Assets:
Investments:
Money Market Funds	$654,921	$—	$—	$654,921
Total Investments	$654,921	$—	$—	$654,921
Other Financial Instruments:
Total Return Swaps*	$—	$1,026,759	$—	$1,026,759
Total Other Financial Instruments	$—	$1,026,759	$—	$1,026,759

233

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long BBAI Daily ETF
Assets:
Investments:
Money Market Funds	$729,243	$—	$—	$729,243
Total Investments	$729,243	$—	$—	$729,243
Other Financial Instruments:
Total Return Swaps*	$—	$779,984	$—	$779,984
Total Other Financial Instruments	$—	$779,984	$—	$779,984
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(988,049)	$—	$(988,049)
Total Other Financial Instruments	$—	$(988,049)	$—	$(988,049)
Leverage Shares 2X Long BE Daily ETF
Assets:
Investments:
Money Market Funds	$364,235	$—	$—	$364,235
Total Investments	$364,235	$—	$—	$364,235
Other Financial Instruments:
Total Return Swaps*	$—	$2,870,693	$—	$2,870,693
Total Other Financial Instruments	$—	$2,870,693	$—	$2,870,693
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(437,420)	$—	$(437,420)
Total Other Financial Instruments	$—	$(437,420)	$—	$(437,420)
Leverage Shares 2X Long BIDU Daily ETF
Assets:
Investments:
Money Market Funds	$166,821	$—	$—	$166,821
Total Investments	$166,821	$—	$—	$166,821
Other Financial Instruments:
Total Return Swaps*	$—	$325,681	$—	$325,681
Total Other Financial Instruments	$—	$325,681	$—	$325,681

234

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long BLSH Daily ETF
Assets:
Investments:
Money Market Funds	$284,358	$—	$—	$284,358
Total Investments	$284,358	$—	$—	$284,358
Other Financial Instruments:
Total Return Swaps*	$—	$45,331	$—	$45,331
Total Other Financial Instruments	$—	$45,331	$—	$45,331
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(99,913)	$—	$(99,913)
Total Other Financial Instruments	$—	$(99,913)	$—	$(99,913)
Leverage Shares 2X Long BMNR Daily ETF
Assets:
Investments:
Money Market Funds	$2,341,936	$—	$—	$2,341,936
Total Investments	$2,341,936	$—	$—	$2,341,936
Other Financial Instruments:
Total Return Swaps*	$—	$5,403,528	$—	$5,403,528
Total Other Financial Instruments	$—	$5,403,528	$—	$5,403,528
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(68)	$—	$(68)
Total Other Financial Instruments	$—	$(68)	$—	$(68)
Leverage Shares 2X Long BULL Daily ETF
Assets:
Investments:
Money Market Funds	$871,319	$—	$—	$871,319
Total Investments	$871,319	$—	$—	$871,319
Other Financial Instruments:
Total Return Swaps*	$—	$965,957	$—	$965,957
Total Other Financial Instruments	$—	$965,957	$—	$965,957
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(334,321)	$—	$(334,321)
Total Other Financial Instruments	$—	$(334,321)	$—	$(334,321)

235

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long CIFR Daily ETF
Assets:
Investments:
Money Market Funds	$162,325	$—	$—	$162,325
Total Investments	$162,325	$—	$—	$162,325
Other Financial Instruments:
Total Return Swaps*	$—	$400,969	$—	$400,969
Total Other Financial Instruments	$—	$400,969	$—	$400,969
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(10,385)	$—	$(10,385)
Total Other Financial Instruments	$—	$(10,385)	$—	$(10,385)
Leverage Shares 2X Long CMG Daily ETF
Assets:
Investments:
Money Market Funds	$47,490	$—	$—	$47,490
Total Investments	$47,490	$—	$—	$47,490
Other Financial Instruments:
Total Return Swaps*	$—	$47,767	$—	$47,767
Total Other Financial Instruments	$—	$47,767	$—	$47,767
Leverage Shares 2X Long CNC Daily ETF
Assets:
Investments:
Money Market Funds	$115,686	$—	$—	$115,686
Total Investments	$115,686	$—	$—	$115,686
Other Financial Instruments:
Total Return Swaps*	$—	$33,713	$—	$33,713
Total Other Financial Instruments	$—	$33,713	$—	$33,713
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(6,500)	$—	$(6,500)
Total Other Financial Instruments	$—	$(6,500)	$—	$(6,500)
Leverage Shares 2X Long COIN Daily ETF
Assets:
Investments:
Money Market Funds	$869,970	$—	$—	$869,970
Total Investments	$869,970	$—	$—	$869,970
Other Financial Instruments:
Total Return Swaps*	$—	$919,489	$—	$919,489
Total Other Financial Instruments	$—	$919,489	$—	$919,489

236

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long COST Daily ETF
Assets:
Investments:
Money Market Funds	$625,925	$—	$—	$625,925
Total Investments	$625,925	$—	$—	$625,925
Other Financial Instruments:
Total Return Swaps*	$—	$602,433	$—	$602,433
Total Other Financial Instruments	$—	$602,433	$—	$602,433
Leverage Shares 2X Long CRCL Daily ETF
Assets:
Investments:
Money Market Funds	$10,874,176	$—	$—	$10,874,176
Total Investments	$10,874,176	$—	$—	$10,874,176
Other Financial Instruments:
Total Return Swaps*	$—	$8,261,029	$—	$8,261,029
Total Other Financial Instruments	$—	$8,261,029	$—	$8,261,029
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(9,789,111)	$—	$(9,789,111)
Total Other Financial Instruments	$—	$(9,789,111)	$—	$(9,789,111)
Leverage Shares 2X Long CRM Daily ETF
Assets:
Investments:
Money Market Funds	$3,603,392	$—	$—	$3,603,392
Total Investments	$3,603,392	$—	$—	$3,603,392
Other Financial Instruments:
Total Return Swaps*	$—	$188,062	$—	$188,062
Total Other Financial Instruments	$—	$188,062	$—	$188,062
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(1,261,593)	$—	$(1,261,593)
Total Other Financial Instruments	$—	$(1,261,593)	$—	$(1,261,593)

237

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long CRML Daily ETF
Assets:
Investments:
Money Market Funds	$358,637	$—	$—	$358,637
Total Investments	$358,637	$—	$—	$358,637
Other Financial Instruments:
Total Return Swaps*	$—	$729,127	$—	$729,127
Total Other Financial Instruments	$—	$729,127	$—	$729,127
Leverage Shares 2X Long CRWV Daily ETF
Assets:
Investments:
Money Market Funds	$8,787,705	$—	$—	$8,787,705
Total Investments	$8,787,705	$—	$—	$8,787,705
Other Financial Instruments:
Total Return Swaps*	$—	$9,692,504	$—	$9,692,504
Total Other Financial Instruments	$—	$9,692,504	$—	$9,692,504
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(4,225,345)	$—	$(4,225,345)
Total Other Financial Instruments	$—	$(4,225,345)	$—	$(4,225,345)
Leverage Shares 2X Long DNN Daily ETF
Assets:
Investments:
Money Market Funds	$41,856	$—	$—	$41,856
Total Investments	$41,856	$—	$—	$41,856
Other Financial Instruments:
Total Return Swaps*	$—	$24,739	$—	$24,739
Total Other Financial Instruments	$—	$24,739	$—	$24,739
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(2,761)	$—	$(2,761)
Total Other Financial Instruments	$—	$(2,761)	$—	$(2,761)

238

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long DUOL Daily ETF
Assets:
Investments:
Money Market Funds	$439,919	$—	$—	$439,919
Total Investments	$439,919	$—	$—	$439,919
Other Financial Instruments:
Total Return Swaps*	$—	$1,469,282	$—	$1,469,282
Total Other Financial Instruments	$—	$1,469,282	$—	$1,469,282
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(4,367)	$—	$(4,367)
Total Other Financial Instruments	$—	$(4,367)	$—	$(4,367)
Leverage Shares 2X Long FCX Daily ETF
Assets:
Investments:
Money Market Funds	$140,459	$—	$—	$140,459
Total Investments	$140,459	$—	$—	$140,459
Other Financial Instruments:
Total Return Swaps*	$—	$6,977	$—	$6,977
Total Other Financial Instruments	$—	$6,977	$—	$6,977
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(119,500)	$—	$(119,500)
Total Other Financial Instruments	$—	$(119,500)	$—	$(119,500)
Leverage Shares 2X Long FIG Daily ETF
Assets:
Investments:
Money Market Funds	$210,626	$—	$—	$210,626
Total Investments	$210,626	$—	$—	$210,626
Other Financial Instruments:
Total Return Swaps*	$—	$283,063	$—	$283,063
Total Other Financial Instruments	$—	$283,063	$—	$283,063
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(319,461)	$—	$(319,461)
Total Other Financial Instruments	$—	$(319,461)	$—	$(319,461)

239

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long FUTU Daily ETF
Assets:
Investments:
Money Market Funds	$809,697	$—	$—	$809,697
Total Investments	$809,697	$—	$—	$809,697
Other Financial Instruments:
Total Return Swaps*	$—	$801,878	$—	$801,878
Total Other Financial Instruments	$—	$801,878	$—	$801,878
Leverage Shares 2X Long GEMI Daily ETF
Assets:
Investments:
Money Market Funds	$106,643	$—	$—	$106,643
Total Investments	$106,643	$—	$—	$106,643
Other Financial Instruments:
Total Return Swaps*	$—	$73,414	$—	$73,414
Total Other Financial Instruments	$—	$73,414	$—	$73,414
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(1,802)	$—	$(1,802)
Total Other Financial Instruments	$—	$(1,802)	$—	$(1,802)
Leverage Shares 2X Long GEV Daily ETF
Assets:
Investments:
Money Market Funds	$1,024,359	$—	$—	$1,024,359
Total Investments	$1,024,359	$—	$—	$1,024,359
Other Financial Instruments:
Total Return Swaps*	$—	$1,898,056	$—	$1,898,056
Total Other Financial Instruments	$—	$1,898,056	$—	$1,898,056
Leverage Shares 2X Long GLW Daily ETF
Assets:
Investments:
Money Market Funds	$3,435,099	$—	$—	$3,435,099
Total Investments	$3,435,099	$—	$—	$3,435,099
Other Financial Instruments:
Total Return Swaps*	$—	$3,670,841	$—	$3,670,841
Total Other Financial Instruments	$—	$3,670,841	$—	$3,670,841

240

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long GLXY Daily ETF
Assets:
Investments:
Money Market Funds	$172,549	$—	$—	$172,549
Total Investments	$172,549	$—	$—	$172,549
Other Financial Instruments:
Total Return Swaps*	$—	$1,281,351	$—	$1,281,351
Total Other Financial Instruments	$—	$1,281,351	$—	$1,281,351
Leverage Shares 2X Long GRAB Daily ETF
Assets:
Investments:
Money Market Funds	$115,309	$—	$—	$115,309
Total Investments	$115,309	$—	$—	$115,309
Other Financial Instruments:
Total Return Swaps*	$—	$32,632	$—	$32,632
Total Other Financial Instruments	$—	$32,632	$—	$32,632
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(1,501)	$—	$(1,501)
Total Other Financial Instruments	$—	$(1,501)	$—	$(1,501)
Leverage Shares 2X Long HOOD Daily ETF
Assets:
Investments:
Money Market Funds	$7,103,471	$—	$—	$7,103,471
Total Investments	$7,103,471	$—	$—	$7,103,471
Other Financial Instruments:
Total Return Swaps*	$—	$405,060	$—	$405,060
Total Other Financial Instruments	$—	$405,060	$—	$405,060
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(2,392,131)	$—	$(2,392,131)
Total Other Financial Instruments	$—	$(2,392,131)	$—	$(2,392,131)

241

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long HUT Daily ETF
Assets:
Investments:
Money Market Funds	$152,618	$—	$—	$152,618
Total Investments	$152,618	$—	$—	$152,618
Other Financial Instruments:
Total Return Swaps*	$—	$210,221	$—	$210,221
Total Other Financial Instruments	$—	$210,221	$—	$210,221
Leverage Shares 2X Long IREN Daily ETF
Assets:
Investments:
Money Market Funds	$281,112	$—	$—	$281,112
Total Investments	$281,112	$—	$—	$281,112
Other Financial Instruments:
Total Return Swaps*	$—	$775,217	$—	$775,217
Total Other Financial Instruments	$—	$775,217	$—	$775,217
Leverage Shares 2X Long KLAC Daily ETF
Assets:
Investments:
Money Market Funds	$544,893	$—	$—	$544,893
Total Investments	$544,893	$—	$—	$544,893
Other Financial Instruments:
Total Return Swaps*	$—	$177,507	$—	$177,507
Total Other Financial Instruments	$—	$177,507	$—	$177,507
Leverage Shares 2X Long LAC Daily ETF
Assets:
Investments:
Money Market Funds	$120,551	$—	$—	$120,551
Total Investments	$120,551	$—	$—	$120,551
Other Financial Instruments:
Total Return Swaps*	$—	$231,850	$—	$231,850
Total Other Financial Instruments	$—	$231,850	$—	$231,850
Leverage Shares 2X Long LULU Daily ETF
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(148,584)	$—	$(148,584)
Total Other Financial Instruments	$—	$(148,584)	$—	$(148,584)

242

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long MP Daily ETF
Assets:
Investments:
Money Market Funds	$438,518	$—	$—	$438,518
Total Investments	$438,518	$—	$—	$438,518
Other Financial Instruments:
Total Return Swaps*	$—	$573,879	$—	$573,879
Total Other Financial Instruments	$—	$573,879	$—	$573,879
Leverage Shares 2X Long NBIS Daily ETF
Assets:
Investments:
Money Market Funds	$1,188,561	$—	$—	$1,188,561
Total Investments	$1,188,561	$—	$—	$1,188,561
Other Financial Instruments:
Total Return Swaps*	$—	$921,019	$—	$921,019
Total Other Financial Instruments	$—	$921,019	$—	$921,019
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(724,762)	$—	$(724,762)
Total Other Financial Instruments	$—	$(724,762)	$—	$(724,762)
Leverage Shares 2X Long NEM Daily ETF
Assets:
Investments:
Money Market Funds	$315,233	$—	$—	$315,233
Total Investments	$315,233	$—	$—	$315,233
Other Financial Instruments:
Total Return Swaps*	$—	$277,794	$—	$277,794
Total Other Financial Instruments	$—	$277,794	$—	$277,794
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(42,311)	$—	$(42,311)
Total Other Financial Instruments	$—	$(42,311)	$—	$(42,311)

243

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long NET Daily ETF
Assets:
Investments:
Money Market Funds	$588,950	$—	$—	$588,950
Total Investments	$588,950	$—	$—	$588,950
Other Financial Instruments:
Total Return Swaps*	$—	$346,449	$—	$346,449
Total Other Financial Instruments	$—	$346,449	$—	$346,449
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(102,763)	$—	$(102,763)
Total Other Financial Instruments	$—	$(102,763)	$—	$(102,763)
Leverage Shares 2X Long NIO Daily ETF
Assets:
Investments:
Money Market Funds	$157,764	$—	$—	$157,764
Total Investments	$157,764	$—	$—	$157,764
Other Financial Instruments:
Total Return Swaps*	$—	$333,432	$—	$333,432
Total Other Financial Instruments	$—	$333,432	$—	$333,432
Leverage Shares 2X Long NU Daily ETF
Assets:
Investments:
Money Market Funds	$48,335	$—	$—	$48,335
Total Investments	$48,335	$—	$—	$48,335
Other Financial Instruments:
Total Return Swaps*	$—	$17,978	$—	$17,978
Total Other Financial Instruments	$—	$17,978	$—	$17,978
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(7,144)	$—	$(7,144)
Total Other Financial Instruments	$—	$(7,144)	$—	$(7,144)

244

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long NVDA Daily ETF
Assets:
Investments:
Money Market Funds	$3,002,503	$—	$—	$3,002,503
Total Investments	$3,002,503	$—	$—	$3,002,503
Other Financial Instruments:
Total Return Swaps*	$—	$1,725,212	$—	$1,725,212
Total Other Financial Instruments	$—	$1,725,212	$—	$1,725,212
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(2,588,600)	$—	$(2,588,600)
Total Other Financial Instruments	$—	$(2,588,600)	$—	$(2,588,600)
Leverage Shares 2X Long OKTA Daily ETF
Assets:
Investments:
Money Market Funds	$55,157	$—	$—	$55,157
Total Investments	$55,157	$—	$—	$55,157
Other Financial Instruments:
Total Return Swaps*	$—	$173,866	$—	$173,866
Total Other Financial Instruments	$—	$173,866	$—	$173,866
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(289)	$—	$(289)
Total Other Financial Instruments	$—	$(289)	$—	$(289)
Leverage Shares 2X Long ONDS Daily ETF
Assets:
Investments:
Money Market Funds	$1,064,037	$—	$—	$1,064,037
Total Investments	$1,064,037	$—	$—	$1,064,037
Other Financial Instruments:
Total Return Swaps*	$—	$1,572,180	$—	$1,572,180
Total Other Financial Instruments	$—	$1,572,180	$—	$1,572,180
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(6,703)	$—	$(6,703)
Total Other Financial Instruments	$—	$(6,703)	$—	$(6,703)

245

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long OPEN Daily ETF
Assets:
Investments:
Money Market Funds	$158,517	$—	$—	$158,517
Total Investments	$158,517	$—	$—	$158,517
Other Financial Instruments:
Total Return Swaps*	$—	$184,347	$—	$184,347
Total Other Financial Instruments	$—	$184,347	$—	$184,347
Leverage Shares 2X Long ORLY Daily ETF
Assets:
Investments:
Money Market Funds	$18,851	$—	$—	$18,851
Total Investments	$18,851	$—	$—	$18,851
Other Financial Instruments:
Total Return Swaps*	$—	$25,445	$—	$25,445
Total Other Financial Instruments	$—	$25,445	$—	$25,445
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(2,409)	$—	$(2,409)
Total Other Financial Instruments	$—	$(2,409)	$—	$(2,409)
Leverage Shares 2X Long OSCR Daily ETF
Assets:
Investments:
Money Market Funds	$184,337	$—	$—	$184,337
Total Investments	$184,337	$—	$—	$184,337
Other Financial Instruments:
Total Return Swaps*	$—	$274,396	$—	$274,396
Total Other Financial Instruments	$—	$274,396	$—	$274,396

246

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long PANW Daily ETF
Assets:
Investments:
Money Market Funds	$1,048,072	$—	$—	$1,048,072
Total Investments	$1,048,072	$—	$—	$1,048,072
Other Financial Instruments:
Total Return Swaps*	$—	$1,012,979	$—	$1,012,979
Total Other Financial Instruments	$—	$1,012,979	$—	$1,012,979
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(34,221)	$—	$(34,221)
Total Other Financial Instruments	$—	$(34,221)	$—	$(34,221)
Leverage Shares 2X Long PBR Daily ETF
Assets:
Investments:
Money Market Funds	$481,215	$—	$—	$481,215
Total Investments	$481,215	$—	$—	$481,215
Other Financial Instruments:
Total Return Swaps*	$—	$683,059	$—	$683,059
Total Other Financial Instruments	$—	$683,059	$—	$683,059
Leverage Shares 2X Long PLTR Daily ETF
Assets:
Investments:
Money Market Funds	$3,217,038	$—	$—	$3,217,038
Total Investments	$3,217,038	$—	$—	$3,217,038
Other Financial Instruments:
Total Return Swaps*	$—	$2,102,126	$—	$2,102,126
Total Other Financial Instruments	$—	$2,102,126	$—	$2,102,126

247

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long PLUG Daily ETF
Assets:
Investments:
Money Market Funds	$1,361,697	$—	$—	$1,361,697
Total Investments	$1,361,697	$—	$—	$1,361,697
Other Financial Instruments:
Total Return Swaps*	$—	$106,006	$—	$106,006
Total Other Financial Instruments	$—	$106,006	$—	$106,006
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(496,692)	$—	$(496,692)
Total Other Financial Instruments	$—	$(496,692)	$—	$(496,692)
Leverage Shares 2X Long PYPL Daily ETF
Assets:
Investments:
Money Market Funds	$3,455,840	$—	$—	$3,455,840
Total Investments	$3,455,840	$—	$—	$3,455,840
Other Financial Instruments:
Total Return Swaps*	$—	$3,309,446	$—	$3,309,446
Total Other Financial Instruments	$—	$3,309,446	$—	$3,309,446
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(653,424)	$—	$(653,424)
Total Other Financial Instruments	$—	$(653,424)	$—	$(653,424)
Leverage Shares 2X Long RTX Daily ETF
Assets:
Investments:
Money Market Funds	$432,201	$—	$—	$432,201
Total Investments	$432,201	$—	$—	$432,201
Other Financial Instruments:
Total Return Swaps*	$—	$22,865	$—	$22,865
Total Other Financial Instruments	$—	$22,865	$—	$22,865
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(217,520)	$—	$(217,520)
Total Other Financial Instruments	$—	$(217,520)	$—	$(217,520)

248

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Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long SATS Daily ETF
Assets:
Investments:
Money Market Funds	$2,049,750	$—	$—	$2,049,750
Total Investments	$2,049,750	$—	$—	$2,049,750
Other Financial Instruments:
Total Return Swaps*	$—	$1,476,188	$—	$1,476,188
Total Other Financial Instruments	$—	$1,476,188	$—	$1,476,188
Leverage Shares 2X Long SBUX Daily ETF
Assets:
Investments:
Money Market Funds	$109,537	$—	$—	$109,537
Total Investments	$109,537	$—	$—	$109,537
Other Financial Instruments:
Total Return Swaps*	$—	$133,507	$—	$133,507
Total Other Financial Instruments	$—	$133,507	$—	$133,507
Leverage Shares 2X Long SNAP Daily ETF
Assets:
Investments:
Money Market Funds	$340,376	$—	$—	$340,376
Total Investments	$340,376	$—	$—	$340,376
Other Financial Instruments:
Total Return Swaps*	$—	$297,149	$—	$297,149
Total Other Financial Instruments	$—	$297,149	$—	$297,149
Leverage Shares 2X Long SPOT Daily ETF
Assets:
Investments:
Money Market Funds	$390,856	$—	$—	$390,856
Total Investments	$390,856	$—	$—	$390,856
Other Financial Instruments:
Total Return Swaps*	$—	$157,491	$—	$157,491
Total Other Financial Instruments	$—	$157,491	$—	$157,491
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(93,857)	$—	$(93,857)
Total Other Financial Instruments	$—	$(93,857)	$—	$(93,857)

249

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long TER Daily ETF
Assets:
Investments:
Money Market Funds	$1,162,998	$—	$—	$1,162,998
Total Investments	$1,162,998	$—	$—	$1,162,998
Other Financial Instruments:
Total Return Swaps*	$—	$2,789,877	$—	$2,789,877
Total Other Financial Instruments	$—	$2,789,877	$—	$2,789,877
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(417)	$—	$(417)
Total Other Financial Instruments	$—	$(417)	$—	$(417)
Leverage Shares 2X Long TSLA Daily ETF
Assets:
Investments:
Money Market Funds	$4,622,931	$—	$—	$4,622,931
Total Investments	$4,622,931	$—	$—	$4,622,931
Other Financial Instruments:
Total Return Swaps*	$—	$4,050,163	$—	$4,050,163
Total Other Financial Instruments	$—	$4,050,163	$—	$4,050,163
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(626,625)	$—	$(626,625)
Total Other Financial Instruments	$—	$(626,625)	$—	$(626,625)
Leverage Shares 2X Long TSM Daily ETF
Assets:
Investments:
Money Market Funds	$2,660,547	$—	$—	$2,660,547
Total Investments	$2,660,547	$—	$—	$2,660,547
Other Financial Instruments:
Total Return Swaps*	$—	$1,778,801	$—	$1,778,801
Total Other Financial Instruments	$—	$1,778,801	$—	$1,778,801
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(646,148)	$—	$(646,148)
Total Other Financial Instruments	$—	$(646,148)	$—	$(646,148)

250

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long UEC Daily ETF
Assets:
Investments:
Money Market Funds	$132,747	$—	$—	$132,747
Total Investments	$132,747	$—	$—	$132,747
Other Financial Instruments:
Total Return Swaps*	$—	$245,855	$—	$245,855
Total Other Financial Instruments	$—	$245,855	$—	$245,855
Leverage Shares 2X Long UNH Daily ETF
Assets:
Investments:
Money Market Funds	$26,259,697	$—	$—	$26,259,697
Total Investments	$26,259,697	$—	$—	$26,259,697
Other Financial Instruments:
Total Return Swaps*	$—	$39,618,377	$—	$39,618,377
Total Other Financial Instruments	$—	$39,618,377	$—	$39,618,377
Leverage Shares 2X Long UPS Daily ETF
Assets:
Investments:
Money Market Funds	$89,804	$—	$—	$89,804
Total Investments	$89,804	$—	$—	$89,804
Other Financial Instruments:
Total Return Swaps*	$—	$103,163	$—	$103,163
Total Other Financial Instruments	$—	$103,163	$—	$103,163
Leverage Shares 2X Long USAR Daily ETF
Assets:
Investments:
Money Market Funds	$1,124,563	$—	$—	$1,124,563
Total Investments	$1,124,563	$—	$—	$1,124,563
Other Financial Instruments:
Total Return Swaps*	$—	$3,897,403	$—	$3,897,403
Total Other Financial Instruments	$—	$3,897,403	$—	$3,897,403

251

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Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long UUUU Daily ETF
Assets:
Investments:
Money Market Funds	$1,361,376	$—	$—	$1,361,376
Total Investments	$1,361,376	$—	$—	$1,361,376
Other Financial Instruments:
Total Return Swaps*	$—	$1,586,168	$—	$1,586,168
Total Other Financial Instruments	$—	$1,586,168	$—	$1,586,168
Leverage Shares 2X Long VALE Daily ETF
Assets:
Investments:
Money Market Funds	$176,852	$—	$—	$176,852
Total Investments	$176,852	$—	$—	$176,852
Other Financial Instruments:
Total Return Swaps*	$—	$121,419	$—	$121,419
Total Other Financial Instruments	$—	$121,419	$—	$121,419
Leverage Shares 2X Long World Stock Daily ETF
Assets:
Investments:
Money Market Funds	$526,598	$—	$—	$526,598
Total Investments	$526,598	$—	$—	$526,598
Other Financial Instruments:
Total Return Swaps*	$—	$359,766	$—	$359,766
Total Other Financial Instruments	$—	$359,766	$—	$359,766
Leverage Shares 2X Long XPEV Daily ETF
Assets:
Investments:
Money Market Funds	$66,437	$—	$—	$66,437
Total Investments	$66,437	$—	$—	$66,437
Other Financial Instruments:
Total Return Swaps*	$—	$55,179	$—	$55,179
Total Other Financial Instruments	$—	$55,179	$—	$55,179
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(37,997)	$—	$(37,997)
Total Other Financial Instruments	$—	$(37,997)	$—	$(37,997)

252

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long XYZ Daily ETF
Assets:
Investments:
Money Market Funds	$869,318	$—	$—	$869,318
Total Investments	$869,318	$—	$—	$869,318
Other Financial Instruments:
Total Return Swaps*	$—	$509,585	$—	$509,585
Total Other Financial Instruments	$—	$509,585	$—	$509,585

*	The fair value of each Fund’s total return swaps represents the net unrealized appreciation (depreciation) as of April 30, 2026.
Derivatives – As the buyer of a call option, the Funds have a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Funds may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, the Funds may buy call options on underlying reference instruments that they intend to buy with the goal of limiting the risk of a substantial increase in its market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by the Funds may expire without any value to the Funds, in which case the Funds would experience a loss to the extent of the premium paid for the option plus related transaction costs.
As the buyer of a put option, the Funds have the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Funds may enter into closing sale transactions with respect to put options, exercise them, or permit them to expire. The Funds may buy a put option on an underlying reference instrument owned by the Funds (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when the Funds, as the buyer of the put option, are able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. The Funds may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.
If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.
Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

253

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Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
If the Funds write a covered call option, any underlying reference instruments that are held by the Funds and are subject to the call option will be earmarked on the books of such Funds as segregated to satisfy its obligations under the option. The Funds will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, each Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring the Funds to sell the underlying instrument at the exercise price. In that case, the Funds will sell the underlying reference instrument to the option buyer for less than its market value, and such Funds will experience a loss (which will be offset by the premium received by the Funds as the writer of such option). If a call option expires unexercised, the Funds will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Funds will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.
As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Funds, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Funds expires unexercised, such Fund will realize a gain in the amount of the premium received.
Each Leveraged Fund may enter into total return swap contracts, which may be used either as economically similar substitutes for owning the reference asset specified in the swap, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for a Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swaps provide a Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.
Most total return swap contracts entered into by a Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. The amounts related to these periodic payments realized but unpaid are reflected as “Receivable/Payable for swap contracts” on the Statement of Assets and Liabilities. A Fund’s current obligations under the types of swaps that the Funds expect to enter into (e.g., total return swaps) will be accrued daily (offset against any amounts owed to a Fund by the counterparty to the swap) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund posting collateral to a tri-party account between the Fund’s custodian, the Fund, and the counterparty. Collateral amounts posted directly between a Fund and counterparty are reflected as “Receivable/Payable for collateral” on the Statement of Assets and Liabilities. However, typically no payments will be made until the settlement date.
Swap contracts do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap contract defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

254

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Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
The following table presents the Leveraged Funds gross derivative assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by each Fund as of April 30, 2026.

	Derivative Assets*	Derivative Liabilities**	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)***	Net Amount
Leverage Shares 2X Long AAL Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$124,608	$—	$124,608	$—	$124,608
Clear Street LLC	398,563	—	398,563	—	398,563
Jane Street Group, LLC	7,775	—	7,775	—	7,775
Marex Capital Markets Inc.	86,432	—	86,432	—	86,432
	$617,378	$—	$617,378	$—	$617,378
Leverage Shares 2X Long ABNB Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$22,032	$—	$22,032	$—	$22,032
Clear Street LLC	88,452	—	88,452	—	88,452
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	19,814	—	19,814	—	19,814
	$130,298	$—	$130,298	$—	$130,298
Leverage Shares 2X Long ADBE Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$(438,048)	$(438,048)	$438,048	$—
Clear Street LLC	1,097,052	—	1,097,052	—	1,097,052
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	333,569	—	333,569	—	333,569
	$1,430,621	$(438,048)	$992,573	$438,048	$1,430,621
Leverage Shares 2X Long ALB Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$10,674	$—	$10,674	$—	$10,674
Clear Street LLC	167,409	—	167,409	—	167,409
Jane Street Group, LLC	1,096	—	1,096	—	1,096
Marex Capital Markets Inc.	28,441	—	28,441	—	28,441
	$207,620	$—	$207,620	$—	$207,620
Leverage Shares 2X Long AMD Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$538,971	$—	$538,971	$—	$538,971
Clear Street LLC	1,648,217	—	1,648,217	—	1,648,217
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	412,880	—	412,880	—	412,880
	$2,600,068	$—	$2,600,068	$—	$2,600,068

255

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Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Derivative Assets*	Derivative Liabilities**	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)***	Net Amount
Leverage Shares 2X Long ARM Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$8,774,115	$—	$8,774,115	$—	$8,774,115
Clear Street LLC	3,485,321	—	3,485,321	—	3,485,321
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	31,666	—	31,666	—	31,666
	$12,291,102	$—	$12,291,102	$—	$12,291,102
Leverage Shares 2X Long ASML Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$2,582,137	$—	$2,582,137	$—	$2,582,137
Clear Street LLC	5,866,561	—	5,866,561	—	5,866,561
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	—	(27,837)	(27,837)	27,837	—
	$8,448,698	$(27,837)	$8,420,861	$27,837	$8,448,698
Leverage Shares 2X Long AVGO Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$6,385,170	$—	$6,385,170	$—	$6,385,170
Clear Street LLC	2,069,478	—	2,069,478	—	2,069,478
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	—	(30,308)	(30,308)	30,308	—
	$8,454,648	$(30,308)	$8,424,340	$30,308	$8,454,648
Leverage Shares 2X Long AXP Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$11,419	$—	$11,419	$—	$11,419
Clear Street LLC	14,170	—	14,170	—	14,170
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	21,754	—	21,754	—	21,754
	$47,343	$—	$47,343	$—	$47,343
Leverage Shares 2X Long BA Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$132,614	$—	$132,614	$—	$132,614
Clear Street LLC	865,388	—	865,388	—	865,388
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	28,757	—	28,757	—	28,757
	$1,026,759	$—	$1,026,759	$—	$1,026,759

256

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Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Derivative Assets*	Derivative Liabilities**	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)***	Net Amount
Leverage Shares 2X Long BBAI Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$292,167	$—	$292,167	$—	$292,167
Clear Street LLC	289,514	—	289,514	—	289,514
Jane Street Group, LLC	198,303	—	198,303	—	198,303
Marex Capital Markets Inc.	—	(988,049)	(988,049)	988,049	—
	$779,984	$(988,049)	$(208,065)	$988,049	$779,984
Leverage Shares 2X Long BE Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$150,798	$—	$150,798	$—	$150,798
Clear Street LLC	—	(437,420)	(437,420)	437,420	—
Jane Street Group, LLC	9,422	—	9,422	—	9,422
Marex Capital Markets Inc.	2,710,473	—	2,710,473	—	2,710,473
	$2,870,693	$(437,420)	$2,433,273	$437,420	$2,870,693
Leverage Shares 2X Long BIDU Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$6,069	$—	$6,069	$—	$6,069
Clear Street LLC	311,362	—	311,362	—	311,362
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	8,250	—	8,250	—	8,250
	$325,681	$—	$325,681	$—	$325,681
Leverage Shares 2X Long BLSH Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$30,969	$—	$30,969	$—	$30,969
Clear Street LLC	14,362	—	14,362	—	14,362
Jane Street Group, LLC	—	(233)	(233)	233	—
Marex Capital Markets Inc.	—	(99,680)	(99,680)	99,680	—
	$45,331	$(99,913)	$(54,582)	$99,913	$45,331
Leverage Shares 2X Long BMNR Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$232,929	$—	$232,929	$—	$232,929
Clear Street LLC	506,848	—	506,848	—	506,848
Jane Street Group, LLC	—	(68)	(68)	68	—
Marex Capital Markets Inc.	4,663,751	—	4,663,751	—	4,663,751
	$5,403,528	$(68)	$5,403,460	$68	$5,403,528

257

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Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Derivative Assets*	Derivative Liabilities**	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)***	Net Amount
Leverage Shares 2X Long BULL Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$723,325	$—	$723,325	$—	$723,325
Clear Street LLC	186,910	—	186,910	—	186,910
Jane Street Group, LLC	55,722	—	55,722	—	55,722
Marex Capital Markets Inc.	—	(334,321)	(334,321)	334,321	—
	$965,957	$(334,321)	$631,636	$334,321	$965,957
Leverage Shares 2X Long CIFR Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$1,530	$—	$1,530	$—	$1,530
Clear Street LLC	277,812	—	277,812	—	277,812
Jane Street Group, LLC	—	(10,385)	(10,385)	10,385	—
Marex Capital Markets Inc.	121,627	—	121,627	—	121,627
	$400,969	$(10,385)	$390,584	$10,385	$400,969
Leverage Shares 2X Long CMG Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$12,086	$—	$12,086	$—	$12,086
Clear Street LLC	22,134	—	22,134	—	22,134
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	13,547	—	13,547	—	13,547
	$47,767	$—	$47,767	$—	$47,767
Leverage Shares 2X Long CNC Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$14,494	$—	$14,494	$—	$14,494
Clear Street LLC	—	(6,500)	(6,500)	6,500	—
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	19,219	—	19,219	—	19,219
	$33,713	$(6,500)	$27,213	$6,500	$33,713
Leverage Shares 2X Long COIN Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$246,354	$—	$246,354	$—	$246,354
Clear Street LLC	84,749	—	84,749	—	84,749
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	588,386	—	588,386	—	588,386
	$919,489	$—	$919,489	$—	$919,489

258

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Derivative Assets*	Derivative Liabilities**	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)***	Net Amount
Leverage Shares 2X Long COST Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$318,013	$—	$318,013	$—	$318,013
Clear Street LLC	63,776	—	63,776	—	63,776
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	220,644	—	220,644	—	220,644
	$602,433	$—	$602,433	$—	$602,433
Leverage Shares 2X Long CRCL Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$1,084,382	$—	$1,084,382	$—	$1,084,382
Clear Street LLC	—	(8,407,221)	(8,407,221)	8,407,221	—
Jane Street Group, LLC	—	(1,381,890)	(1,381,890)	1,381,890	—
Marex Capital Markets Inc.	7,176,647	—	7,176,647	—	7,176,647
	$8,261,029	$(9,789,111)	$(1,528,082)	$9,789,111	$8,261,029
Leverage Shares 2X Long CRM Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$130,358	$—	$130,358	$—	$130,358
Clear Street LLC	—	(1,261,593)	(1,261,593)	1,261,593	—
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	57,704	—	57,704	—	57,704
	$188,062	$(1,261,593)	$(1,073,531)	$1,261,593	$188,062
Leverage Shares 2X Long CRML Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$26,768	$—	$26,768	$—	$26,768
Clear Street LLC	188,711	—	188,711	—	188,711
Jane Street Group, LLC	44,186	—	44,186	—	44,186
Marex Capital Markets Inc.	469,462	—	469,462	—	469,462
	$729,127	$—	$729,127	$—	$729,127
Leverage Shares 2X Long CRWV Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$5,226,812	$—	$5,226,812	$—	$5,226,812
Clear Street LLC	2,078,808	—	2,078,808	—	2,078,808
Jane Street Group, LLC	2,386,884	—	2,386,884	—	2,386,884
Marex Capital Markets Inc.	—	(4,225,345)	(4,225,345)	4,225,345	—
	$9,692,504	$(4,225,345)	$5,467,159	$4,225,345	$9,692,504

259

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Derivative Assets*	Derivative Liabilities**	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)***	Net Amount
Leverage Shares 2X Long DNN Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$313	$—	$313	$—	$313
Clear Street LLC	—	(2,462)	(2,462)	2,462	—
Jane Street Group, LLC	—	(299)	(299)	299	—
Marex Capital Markets Inc.	24,426	—	24,426	—	24,426
	$24,739	$(2,761)	$21,978	$2,761	$24,739
Leverage Shares 2X Long DUOL Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$(4,367)	$(4,367)	$4,367	$—
Clear Street LLC	976,987	—	976,987	—	976,987
Jane Street Group, LLC	2,092	—	2,092	—	2,092
Marex Capital Markets Inc.	490,203	—	490,203	—	490,203
	$1,469,282	$(4,367)	$1,464,915	$4,367	$1,469,282
Leverage Shares 2X Long FCX Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$(34,438)	$(34,438)	$34,438	$—
Clear Street LLC	6,977	—	6,977	—	6,977
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	—	(85,062)	(85,062)	85,062	—
	$6,977	$(119,500)	$(112,523)	$119,500	$6,977
Leverage Shares 2X Long FIG Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$(318,261)	$(318,261)	$318,261	$—
Clear Street LLC	163,021	—	163,021	—	163,021
Jane Street Group, LLC	—	(1,200)	(1,200)	1,200	—
Marex Capital Markets Inc.	120,042	—	120,042	—	120,042
	$283,063	$(319,461)	$(36,398)	$319,461	$283,063
Leverage Shares 2X Long FUTU Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$116,222	$—	$116,222	$—	$116,222
Clear Street LLC	504,200	—	504,200	—	504,200
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	181,456	—	181,456	—	181,456
	$801,878	$—	$801,878	$—	$801,878

260

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Derivative Assets*	Derivative Liabilities**	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)***	Net Amount
Leverage Shares 2X Long GEMI Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$(1,511)	$(1,511)	$1,511	$—
Clear Street LLC	1,091	—	1,091	—	1,091
Jane Street Group, LLC	—	(291)	(291)	291	—
Marex Capital Markets Inc.	72,323	—	72,323	—	72,323
	$73,414	$(1,802)	$71,612	$1,802	$73,414
Leverage Shares 2X Long GEV Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$707,268	$—	$707,268	$—	$707,268
Clear Street LLC	1,072,216	—	1,072,216	—	1,072,216
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	118,572	—	118,572	—	118,572
	$1,898,056	$—	$1,898,056	$—	$1,898,056
Leverage Shares 2X Long GLW Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$—	$—	$—	$—
Clear Street LLC	1,914,751	—	1,914,751	—	1,914,751
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	1,756,090	—	1,756,090	—	1,756,090
	$3,670,841	$—	$3,670,841	$—	$3,670,841
Leverage Shares 2X Long GLXY Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$109,865	$—	$109,865	$—	$109,865
Clear Street LLC	1,130,235	—	1,130,235	—	1,130,235
Jane Street Group, LLC	4,497	—	4,497	—	4,497
Marex Capital Markets Inc.	36,754	—	36,754	—	36,754
	$1,281,351	$—	$1,281,351	$—	$1,281,351
Leverage Shares 2X Long GRAB Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$(1,501)	$(1,501)	$1,501	$—
Clear Street LLC	24,866	—	24,866	—	24,866
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	7,766	—	7,766	—	7,766
	$32,632	$(1,501)	$31,131	$1,501	$32,632

261

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Derivative Assets*	Derivative Liabilities**	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)***	Net Amount
Leverage Shares 2X Long HOOD Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$(1,005,247)	$(1,005,247)	$1,005,247	$—
Clear Street LLC	405,060	—	405,060	—	405,060
Jane Street Group, LLC	—	(255,387)	(255,387)	255,387	—
Marex Capital Markets Inc.	—	(1,131,497)	(1,131,497)	1,131,497	—
	$405,060	$(2,392,131)	$(1,987,071)	$2,392,131	$405,060
Leverage Shares 2X Long HUT Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$1,873	$—	$1,873	$—	$1,873
Clear Street LLC	144,600	—	144,600	—	144,600
Jane Street Group, LLC	2,797	—	2,797	—	2,797
Marex Capital Markets Inc.	60,951	—	60,951	—	60,951
	$210,221	$—	$210,221	$—	$210,221
Leverage Shares 2X Long IREN Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$25,496	$—	$25,496	$—	$25,496
Clear Street LLC	390,353	—	390,353	—	390,353
Jane Street Group, LLC	2,402	—	2,402	—	2,402
Marex Capital Markets Inc.	356,966	—	356,966	—	356,966
	$775,217	$—	$775,217	$—	$775,217
Leverage Shares 2X Long KLAC Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$89,443	$—	$89,443	$—	$89,443
Clear Street LLC	41,797	—	41,797	—	41,797
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	46,267	—	46,267	—	46,267
	$177,507	$—	$177,507	$—	$177,507
Leverage Shares 2X Long LAC Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$5,711	$—	$5,711	$—	$5,711
Clear Street LLC	219,276	—	219,276	—	219,276
Jane Street Group, LLC	4,290	—	4,290	—	4,290
Marex Capital Markets Inc.	2,573	—	2,573	—	2,573
	$231,850	$—	$231,850	$—	$231,850

262

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Derivative Assets*	Derivative Liabilities**	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)***	Net Amount
Leverage Shares 2X Long LULU Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$(25,332)	$(25,332)	$25,332	$—
Clear Street LLC	—	(72,747)	(72,747)	72,747	—
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	—	(50,505)	(50,505)	50,505	—
	$—	$(148,584)	$(148,584)	$148,584	$—
Leverage Shares 2X Long MP Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$11,022	$—	$11,022	$—	$11,022
Clear Street LLC	411,238	—	411,238	—	411,238
Jane Street Group, LLC	2,179	—	2,179	—	2,179
Marex Capital Markets Inc.	149,440	—	149,440	—	149,440
	$573,879	$—	$573,879	$—	$573,879
Leverage Shares 2X Long NBIS Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$302,988	$—	$302,988	$—	$302,988
Clear Street LLC	616,961	—	616,961	—	616,961
Jane Street Group, LLC	1,070	—	1,070	—	1,070
Marex Capital Markets Inc.	—	(724,762)	(724,762)	724,762	—
	$921,019	$(724,762)	$196,257	$724,762	$921,019
Leverage Shares 2X Long NEM Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$27,233	$—	$27,233	$—	$27,233
Clear Street LLC	250,561	—	250,561	—	250,561
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	—	(42,311)	(42,311)	42,312	1
	$277,794	$(42,311)	$235,483	$42,312	$277,795
Leverage Shares 2X Long NET Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$49,815	$—	$49,815	$—	$49,815
Clear Street LLC	—	(102,763)	(102,763)	102,763	—
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	296,634	—	296,634	—	296,634
	$346,449	$(102,763)	$243,686	$102,763	$346,449

263

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Derivative Assets*	Derivative Liabilities**	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)***	Net Amount
Leverage Shares 2X Long NIO Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$13,591	$—	$13,591	$—	$13,591
Clear Street LLC	147,794	—	147,794	—	147,794
Jane Street Group, LLC	3	—	3	—	3
Marex Capital Markets Inc.	172,044	—	172,044	—	172,044
	$333,432	$—	$333,432	$—	$333,432
Leverage Shares 2X Long NU Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$(7,144)	$(7,144)	$7,144	$—
Clear Street LLC	10,694	—	10,694	—	10,694
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	7,284	—	7,284	—	7,284
	$17,978	$(7,144)	$10,834	$7,144	$17,978
Leverage Shares 2X Long NVDA Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$424,815	$—	$424,815	$—	$424,815
Clear Street LLC	—	(2,588,600)	(2,588,600)	2,588,600	—
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	1,300,397	—	1,300,397	—	1,300,397
	$1,725,212	$(2,588,600)	$(863,388)	$2,588,600	$1,725,212
Leverage Shares 2X Long OKTA Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$16,236	$—	$16,236	$—	$16,236
Clear Street LLC	100,196	—	100,196	—	100,196
Jane Street Group, LLC	—	(289)	(289)	289	—
Marex Capital Markets Inc.	57,434	—	57,434	—	57,434
	$173,866	$(289)	$173,577	$289	$173,866
Leverage Shares 2X Long ONDS Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$(6,703)	$(6,703)	$6,703	$—
Clear Street LLC	420,462	—	420,462	—	420,462
Jane Street Group, LLC	568	—	568	—	568
Marex Capital Markets Inc.	1,151,150	—	1,151,150	—	1,151,150
	$1,572,180	$(6,703)	$1,565,477	$6,703	$1,572,180

264

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Derivative Assets*	Derivative Liabilities**	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)***	Net Amount
Leverage Shares 2X Long OPEN Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$5,124	$—	$5,124	$—	$5,124
Clear Street LLC	7,556	—	7,556	—	7,556
Jane Street Group, LLC	1,516	—	1,516	—	1,516
Marex Capital Markets Inc.	170,151	—	170,151	—	170,151
	$184,347	$—	$184,347	$—	$184,347
Leverage Shares 2X Long ORLY Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$1,446	$—	$1,446	$—	$1,446
Clear Street LLC	23,999	—	23,999	—	23,999
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	—	(2,409)	(2,409)	2,409	—
	$25,445	$(2,409)	$23,036	$2,409	$25,445
Leverage Shares 2X Long OSCR Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$—	$—	$—	$—
Clear Street LLC	47,008	—	47,008	—	47,008
Jane Street Group, LLC	2,672	—	2,672	—	2,672
Marex Capital Markets Inc.	224,716	—	224,716	—	224,716
	$274,396	$—	$274,396	$—	$274,396
Leverage Shares 2X Long PANW Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$(34,221)	$(34,221)	$34,221	$—
Clear Street LLC	977,650	—	977,650	—	977,650
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	35,329	—	35,329	—	35,329
	$1,012,979	$(34,221)	$978,758	$34,221	$1,012,979
Leverage Shares 2X Long PBR Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$—	$—	$—	$—
Clear Street LLC	682,785	—	682,785	—	682,785
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	274	—	274	—	274
	$683,059	$—	$683,059	$—	$683,059

265

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Derivative Assets*	Derivative Liabilities**	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)***	Net Amount
Leverage Shares 2X Long PLTR Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$743,302	$—	$743,302	$—	$743,302
Clear Street LLC	559,062	—	559,062	—	559,062
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	799,762	—	799,762	—	799,762
	$2,102,126	$—	$2,102,126	$—	$2,102,126
Leverage Shares 2X Long PLUG Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$17,620	$—	$17,620	$—	$17,620
Clear Street LLC	86,880	—	86,880	—	86,880
Jane Street Group, LLC	1,506	—	1,506	—	1,506
Marex Capital Markets Inc.	—	(496,692)	(496,692)	496,692	—
	$106,006	$(496,692)	$(390,686)	$496,692	$106,006
Leverage Shares 2X Long PYPL Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$2,288,737	$—	$2,288,737	$—	$2,288,737
Clear Street LLC	—	(653,424)	(653,424)	653,424	—
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	1,020,709	—	1,020,709	—	1,020,709
	$3,309,446	$(653,424)	$2,656,022	$653,424	$3,309,446
Leverage Shares 2X Long RTX Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$(90,759)	$(90,759)	$90,759	$—
Clear Street LLC	—	(126,761)	(126,761)	126,761	—
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	22,865	—	22,865	—	22,865
	$22,865	$(217,520)	$(194,655)	$217,520	$22,865
Leverage Shares 2X Long SATS Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$67,649	$—	$67,649	$—	$67,649
Clear Street LLC	1,276,089	—	1,276,089	—	1,276,089
Jane Street Group, LLC	24	—	24	—	24
Marex Capital Markets Inc.	132,426	—	132,426	—	132,426
	$1,476,188	$—	$1,476,188	$—	$1,476,188

266

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Derivative Assets*	Derivative Liabilities**	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)***	Net Amount
Leverage Shares 2X Long SBUX Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$12,390	$—	$12,390	$—	$12,390
Clear Street LLC	65,448	—	65,448	—	65,448
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	55,669	—	55,669	—	55,669
	$133,507	$—	$133,507	$—	$133,507
Leverage Shares 2X Long SNAP Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$8,977	$—	$8,977	$—	$8,977
Clear Street LLC	282,385	—	282,385	—	282,385
Jane Street Group, LLC	2,799	—	2,799	—	2,799
Marex Capital Markets Inc.	2,988	—	2,988	—	2,988
	$297,149	$—	$297,149	$—	$297,149
Leverage Shares 2X Long SPOT Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$(41,575)	$(41,575)	$41,575	$—
Clear Street LLC	157,491	—	157,491	—	157,491
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	—	(52,282)	(52,282)	52,282	—
	$157,491	$(93,857)	$63,634	$93,857	$157,491
Leverage Shares 2X Long TER Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$106,254	$—	$106,254	$—	$106,254
Clear Street LLC	2,412,600	—	2,412,600	—	2,412,600
Jane Street Group, LLC	—	(417)	(417)	417	—
Marex Capital Markets Inc.	271,023	—	271,023	—	271,023
	$2,789,877	$(417)	$2,789,460	$417	$2,789,877
Leverage Shares 2X Long TSLA Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$1,186,774	$—	$1,186,774	$—	$1,186,774
Clear Street LLC	2,863,389	—	2,863,389	—	2,863,389
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	—	(626,625)	(626,625)	626,625	—
	$4,050,163	$(626,625)	$3,423,538	$626,625	$4,050,163

267

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Derivative Assets*	Derivative Liabilities**	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)***	Net Amount
Leverage Shares 2X Long TSM Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$1,361,880	$—	$1,361,880	$—	$1,361,880
Clear Street LLC	—	(646,148)	(646,148)	646,148	—
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	416,921	—	416,921	—	416,921
	$1,778,801	$(646,148)	$1,132,653	$646,148	$1,778,801
Leverage Shares 2X Long UEC Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$3,311	$—	$3,311	$—	$3,311
Clear Street LLC	44,325	—	44,325	—	44,325
Jane Street Group, LLC	935	—	935	—	935
Marex Capital Markets Inc.	197,284	—	197,284	—	197,284
	$245,855	$—	$245,855	$—	$245,855
Leverage Shares 2X Long UNH Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$31,609,773	$—	$31,609,773	$—	$31,609,773
Clear Street LLC	7,433,364	—	7,433,364	—	7,433,364
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	575,240	—	575,240	—	575,240
	$39,618,377	$—	$39,618,377	$—	$39,618,377
Leverage Shares 2X Long UPS Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$9,338	$—	$9,338	$—	$9,338
Clear Street LLC	78,266	—	78,266	—	78,266
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	15,559	—	15,559	—	15,559
	$103,163	$—	$103,163	$—	$103,163
Leverage Shares 2X Long USAR Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$190,923	$—	$190,923	$—	$190,923
Clear Street LLC	1,177,422	—	1,177,422	—	1,177,422
Jane Street Group, LLC	5,631	—	5,631	—	5,631
Marex Capital Markets Inc.	2,523,427	—	2,523,427	—	2,523,427
	$3,897,403	$—	$3,897,403	$—	$3,897,403

268

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Derivative Assets*	Derivative Liabilities**	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)***	Net Amount
Leverage Shares 2X Long UUUU Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$48,729	$—	$48,729	$—	$48,729
Clear Street LLC	836,012	—	836,012	—	836,012
Jane Street Group, LLC	1,798	—	1,798	—	1,798
Marex Capital Markets Inc.	699,629	—	699,629	—	699,629
	$1,586,168	$—	$1,586,168	$—	$1,586,168
Leverage Shares 2X Long VALE Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$7,251	$—	$7,251	$—	$7,251
Clear Street LLC	94,609	—	94,609	—	94,609
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	19,559	—	19,559	—	19,559
	$121,419	$—	$121,419	$—	$121,419
Leverage Shares 2X Long World Stock Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$164,529	$—	$164,529	$—	$164,529
Clear Street LLC	116,836	—	116,836	—	116,836
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	78,401	—	78,401	—	78,401
	$359,766	$—	$359,766	$—	$359,766
Leverage Shares 2X Long XPEV Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$(2,501)	$(2,501)	$2,501	$—
Clear Street LLC	55,179	—	55,179	—	55,179
Jane Street Group, LLC	—	—	—	—	—
Marex Capital Markets Inc.	—	(35,496)	(35,496)	35,496	—
	$55,179	$(37,997)	$17,182	$37,997	$55,179
Leverage Shares 2X Long XYZ Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$175,837	$—	$175,837	$—	$175,837
Clear Street LLC	194,082	—	194,082	—	194,082
Jane Street Group, LLC	20,173	—	20,173	—	20,173
Marex Capital Markets Inc.	119,493	—	119,493	—	119,493
	$509,585	$—	$509,585	$—	$509,585

*	Statement of Assets and Liabilities location: Unrealized appreciation on swap contracts.
**	Statement of Assets and Liabilities location: Unrealized depreciation on swap contracts.
***	The actual collateral pledged (received) may be more than the amounts shown.

269

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
The average monthly notional amount of the derivatives held during the period ended April 30, 2026 were as follows:

Purchased Options
Leverage Shares 2X Capped Accelerated COIN Monthly ETF	$741,657
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	669,259
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	2,743,714
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	1,521,981
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	2,353,893

Written Options
Leverage Shares 2X Capped Accelerated COIN Monthly ETF	$1,112,486
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	1,003,888
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	4,115,571
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	2,282,972
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	3,530,839

Total Return Swap Contracts
Leverage Shares 2X Long AAL Daily ETF	$3,946,459
Leverage Shares 2X Long ABNB Daily ETF	898,120
Leverage Shares 2X Long ADBE Daily ETF	64,099,967
Leverage Shares 2X Long ALB Daily ETF	2,615,194
Leverage Shares 2X Long AMD Daily ETF	41,993,344
Leverage Shares 2X Long ARM Daily ETF	52,715,314
Leverage Shares 2X Long ASML Daily ETF	48,333,993
Leverage Shares 2X Long AVGO Daily ETF	62,870,247
Leverage Shares 2X Long AXP Daily ETF	1,023,204
Leverage Shares 2X Long BA Daily ETF	7,676,757
Leverage Shares 2X Long BBAI Daily ETF	34,222,084
Leverage Shares 2X Long BE Daily ETF	13,911,769
Leverage Shares 2X Long BIDU Daily ETF	2,704,621
Leverage Shares 2X Long BLSH Daily ETF	2,294,297
Leverage Shares 2X Long BMNR Daily ETF	47,325,232
Leverage Shares 2X Long BULL Daily ETF	20,221,453
Leverage Shares 2X Long CIFR Daily ETF	4,297,063
Leverage Shares 2X Long CMG Daily ETF	1,520,489
Leverage Shares 2X Long CNC Daily ETF	1,115,108
Leverage Shares 2X Long COIN Daily ETF	11,823,188
Leverage Shares 2X Long COST Daily ETF	13,953,792
Leverage Shares 2X Long CRCL Daily ETF	172,785,334
Leverage Shares 2X Long CRM Daily ETF	44,818,116
Leverage Shares 2X Long CRML Daily ETF	3,034,991
Leverage Shares 2X Long CRWV Daily ETF	216,763,284
Leverage Shares 2X Long DNN Daily ETF	971,102
Leverage Shares 2X Long DUOL Daily ETF	8,587,007
Leverage Shares 2X Long FCX Daily ETF	2,029,757
Leverage Shares 2X Long FIG Daily ETF	18,274,062
Leverage Shares 2X Long FUTU Daily ETF	11,029,544

270

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Total Return Swap Contracts
Leverage Shares 2X Long GEMI Daily ETF	$1,210,962
Leverage Shares 2X Long GEV Daily ETF	10,018,799
Leverage Shares 2X Long GLW Daily ETF	49,123,589
Leverage Shares 2X Long GLXY Daily ETF	6,443,776
Leverage Shares 2X Long GRAB Daily ETF	1,660,078
Leverage Shares 2X Long HOOD Daily ETF	134,064,654
Leverage Shares 2X Long HUT Daily ETF	2,971,579
Leverage Shares 2X Long IREN Daily ETF	9,555,842
Leverage Shares 2X Long KLAC Daily ETF	6,141,485
Leverage Shares 2X Long LAC Daily ETF	1,901,353
Leverage Shares 2X Long LULU Daily ETF	6,873,240
Leverage Shares 2X Long MP Daily ETF	4,261,288
Leverage Shares 2X Long NBIS Daily ETF	26,070,453
Leverage Shares 2X Long NEM Daily ETF	2,728,074
Leverage Shares 2X Long NET Daily ETF	4,397,224
Leverage Shares 2X Long NIO Daily ETF	4,241,163
Leverage Shares 2X Long NU Daily ETF	1,535,264
Leverage Shares 2X Long NVDA Daily ETF	60,048,371
Leverage Shares 2X Long OKTA Daily ETF	938,269
Leverage Shares 2X Long ONDS Daily ETF	22,151,805
Leverage Shares 2X Long OPEN Daily ETF	1,473,182
Leverage Shares 2X Long ORLY Daily ETF	626,116
Leverage Shares 2X Long OSCR Daily ETF	1,066,088
Leverage Shares 2X Long PANW Daily ETF	7,393,360
Leverage Shares 2X Long PBR Daily ETF	3,537,539
Leverage Shares 2X Long PLTR Daily ETF	50,166,951
Leverage Shares 2X Long PLUG Daily ETF	3,166,464
Leverage Shares 2X Long PYPL Daily ETF	62,312,875
Leverage Shares 2X Long RTX Daily ETF	5,218,730
Leverage Shares 2X Long SATS Daily ETF	14,503,970
Leverage Shares 2X Long SBUX Daily ETF	1,497,792
Leverage Shares 2X Long SNAP Daily ETF	3,747,685
Leverage Shares 2X Long SPOT Daily ETF	4,618,811
Leverage Shares 2X Long TER Daily ETF	10,489,576
Leverage Shares 2X Long TSLA Daily ETF	86,996,622
Leverage Shares 2X Long TSM Daily ETF	32,718,031
Leverage Shares 2X Long UEC Daily ETF	1,683,629
Leverage Shares 2X Long UNH Daily ETF	364,596,024
Leverage Shares 2X Long UPS Daily ETF	1,336,368
Leverage Shares 2X Long USAR Daily ETF	17,561,744
Leverage Shares 2X Long UUUU Daily ETF	28,839,691
Leverage Shares 2X Long VALE Daily ETF	1,542,780
Leverage Shares 2X Long World Stock Daily ETF	4,277,651
Leverage Shares 2X Long XPEV Daily ETF	1,645,247
Leverage Shares 2X Long XYZ Daily ETF	6,774,777

271

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. As of April 30, 2026, the Funds were invested in total return swap contracts and option contracts, whose primary risk is equity price risk, which are reflected in the Statements of Assets and Liabilities as follows:

Derivatives Assets[1]	Amount
Leverage Shares 2X Capped Accelerated COIN Monthly ETF	$30,104
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	57,294
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	182,781
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	70,470
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	132,160

Derivatives Assets[2]	Amount
Leverage Shares 2X Long AAL Daily ETF	$617,378
Leverage Shares 2X Long ABNB Daily ETF	130,298
Leverage Shares 2X Long ADBE Daily ETF	1,430,621
Leverage Shares 2X Long ALB Daily ETF	207,620
Leverage Shares 2X Long AMD Daily ETF	2,600,068
Leverage Shares 2X Long ARM Daily ETF	12,291,102
Leverage Shares 2X Long ASML Daily ETF	8,448,698
Leverage Shares 2X Long AVGO Daily ETF	8,454,648
Leverage Shares 2X Long AXP Daily ETF	47,343
Leverage Shares 2X Long BA Daily ETF	1,026,759
Leverage Shares 2X Long BBAI Daily ETF	779,984
Leverage Shares 2X Long BE Daily ETF	2,870,693
Leverage Shares 2X Long BIDU Daily ETF	325,681
Leverage Shares 2X Long BLSH Daily ETF	45,331
Leverage Shares 2X Long BMNR Daily ETF	5,403,528
Leverage Shares 2X Long BULL Daily ETF	965,957
Leverage Shares 2X Long CIFR Daily ETF	400,969
Leverage Shares 2X Long CMG Daily ETF	47,767
Leverage Shares 2X Long CNC Daily ETF	33,713
Leverage Shares 2X Long COIN Daily ETF	919,489
Leverage Shares 2X Long COST Daily ETF	602,433
Leverage Shares 2X Long CRCL Daily ETF	8,261,029
Leverage Shares 2X Long CRM Daily ETF	188,062
Leverage Shares 2X Long CRML Daily ETF	729,127
Leverage Shares 2X Long CRWV Daily ETF	9,692,504
Leverage Shares 2X Long DNN Daily ETF	24,739
Leverage Shares 2X Long DUOL Daily ETF	1,469,282
Leverage Shares 2X Long FCX Daily ETF	6,977
Leverage Shares 2X Long FIG Daily ETF	283,063
Leverage Shares 2X Long FUTU Daily ETF	801,878
Leverage Shares 2X Long GEMI Daily ETF	73,414
Leverage Shares 2X Long GEV Daily ETF	1,898,056
Leverage Shares 2X Long GLW Daily ETF	3,670,841
Leverage Shares 2X Long GLXY Daily ETF	1,281,351
Leverage Shares 2X Long GRAB Daily ETF	32,632
Leverage Shares 2X Long HOOD Daily ETF	405,060
Leverage Shares 2X Long HUT Daily ETF	210,221
Leverage Shares 2X Long IREN Daily ETF	775,217

272

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Derivatives Assets[2]	Amount
Leverage Shares 2X Long KLAC Daily ETF	$177,507
Leverage Shares 2X Long LAC Daily ETF	231,850
Leverage Shares 2X Long LULU Daily ETF	—
Leverage Shares 2X Long MP Daily ETF	573,879
Leverage Shares 2X Long NBIS Daily ETF	921,019
Leverage Shares 2X Long NEM Daily ETF	277,794
Leverage Shares 2X Long NET Daily ETF	346,449
Leverage Shares 2X Long NIO Daily ETF	333,432
Leverage Shares 2X Long NU Daily ETF	17,978
Leverage Shares 2X Long NVDA Daily ETF	1,725,212
Leverage Shares 2X Long OKTA Daily ETF	173,866
Leverage Shares 2X Long ONDS Daily ETF	1,572,180
Leverage Shares 2X Long OPEN Daily ETF	184,347
Leverage Shares 2X Long ORLY Daily ETF	25,445
Leverage Shares 2X Long OSCR Daily ETF	274,396
Leverage Shares 2X Long PANW Daily ETF	1,012,979
Leverage Shares 2X Long PBR Daily ETF	683,059
Leverage Shares 2X Long PLTR Daily ETF	2,102,126
Leverage Shares 2X Long PLUG Daily ETF	106,006
Leverage Shares 2X Long PYPL Daily ETF	3,309,446
Leverage Shares 2X Long RTX Daily ETF	22,865
Leverage Shares 2X Long SATS Daily ETF	1,476,188
Leverage Shares 2X Long SBUX Daily ETF	133,507
Leverage Shares 2X Long SNAP Daily ETF	297,149
Leverage Shares 2X Long SPOT Daily ETF	157,491
Leverage Shares 2X Long TER Daily ETF	2,789,877
Leverage Shares 2X Long TSLA Daily ETF	4,050,163
Leverage Shares 2X Long TSM Daily ETF	1,778,801
Leverage Shares 2X Long UEC Daily ETF	245,855
Leverage Shares 2X Long UNH Daily ETF	39,618,377
Leverage Shares 2X Long UPS Daily ETF	103,163
Leverage Shares 2X Long USAR Daily ETF	3,897,403
Leverage Shares 2X Long UUUU Daily ETF	1,586,168
Leverage Shares 2X Long VALE Daily ETF	121,419
Leverage Shares 2X Long World Stock Daily ETF	359,766
Leverage Shares 2X Long XPEV Daily ETF	55,179
Leverage Shares 2X Long XYZ Daily ETF	509,585

Derivatives Liabilties[3]	Amount
Leverage Shares 2X Capped Accelerated COIN Monthly ETF	$(22,584)
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	(42,426)
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	(113,919)
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	(49,560)
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	(78,792)

273

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Derivatives Liabilties[4]	Amount
Leverage Shares 2X Long AAL Daily ETF	$—
Leverage Shares 2X Long ABNB Daily ETF	—
Leverage Shares 2X Long ADBE Daily ETF	(438,048)
Leverage Shares 2X Long ALB Daily ETF	—
Leverage Shares 2X Long AMD Daily ETF	—
Leverage Shares 2X Long ARM Daily ETF	—
Leverage Shares 2X Long ASML Daily ETF	(27,837)
Leverage Shares 2X Long AVGO Daily ETF	(30,308)
Leverage Shares 2X Long AXP Daily ETF	—
Leverage Shares 2X Long BA Daily ETF	—
Leverage Shares 2X Long BBAI Daily ETF	(988,049)
Leverage Shares 2X Long BE Daily ETF	(437,420)
Leverage Shares 2X Long BIDU Daily ETF	—
Leverage Shares 2X Long BLSH Daily ETF	(99,913)
Leverage Shares 2X Long BMNR Daily ETF	(68)
Leverage Shares 2X Long BULL Daily ETF	(334,321)
Leverage Shares 2X Long CIFR Daily ETF	(10,385)
Leverage Shares 2X Long CMG Daily ETF	—
Leverage Shares 2X Long CNC Daily ETF	(6,500)
Leverage Shares 2X Long COIN Daily ETF	—
Leverage Shares 2X Long COST Daily ETF	—
Leverage Shares 2X Long CRCL Daily ETF	(9,789,111)
Leverage Shares 2X Long CRM Daily ETF	(1,261,593)
Leverage Shares 2X Long CRML Daily ETF	—
Leverage Shares 2X Long CRWV Daily ETF	(4,225,345)
Leverage Shares 2X Long DNN Daily ETF	(2,761)
Leverage Shares 2X Long DUOL Daily ETF	(4,367)
Leverage Shares 2X Long FCX Daily ETF	(119,500)
Leverage Shares 2X Long FIG Daily ETF	(319,461)
Leverage Shares 2X Long FUTU Daily ETF	—
Leverage Shares 2X Long GEMI Daily ETF	(1,802)
Leverage Shares 2X Long GEV Daily ETF	—
Leverage Shares 2X Long GLW Daily ETF	—
Leverage Shares 2X Long GLXY Daily ETF	—
Leverage Shares 2X Long GRAB Daily ETF	(1,501)
Leverage Shares 2X Long HOOD Daily ETF	(2,392,131)
Leverage Shares 2X Long HUT Daily ETF	—
Leverage Shares 2X Long IREN Daily ETF	—
Leverage Shares 2X Long KLAC Daily ETF	—
Leverage Shares 2X Long LAC Daily ETF	—
Leverage Shares 2X Long LULU Daily ETF	(148,584)
Leverage Shares 2X Long MP Daily ETF	—
Leverage Shares 2X Long NBIS Daily ETF	(724,762)
Leverage Shares 2X Long NEM Daily ETF	(42,311)
Leverage Shares 2X Long NET Daily ETF	(102,763)
Leverage Shares 2X Long NIO Daily ETF	—
Leverage Shares 2X Long NU Daily ETF	(7,144)

274

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Derivatives Liabilties[4]	Amount
Leverage Shares 2X Long NVDA Daily ETF	$(2,588,600)
Leverage Shares 2X Long OKTA Daily ETF	(289)
Leverage Shares 2X Long ONDS Daily ETF	(6,703)
Leverage Shares 2X Long OPEN Daily ETF	—
Leverage Shares 2X Long ORLY Daily ETF	(2,409)
Leverage Shares 2X Long OSCR Daily ETF	—
Leverage Shares 2X Long PANW Daily ETF	(34,221)
Leverage Shares 2X Long PBR Daily ETF	—
Leverage Shares 2X Long PLTR Daily ETF	—
Leverage Shares 2X Long PLUG Daily ETF	(496,692)
Leverage Shares 2X Long PYPL Daily ETF	(653,424)
Leverage Shares 2X Long RTX Daily ETF	(217,520)
Leverage Shares 2X Long SATS Daily ETF	—
Leverage Shares 2X Long SBUX Daily ETF	—
Leverage Shares 2X Long SNAP Daily ETF	—
Leverage Shares 2X Long SPOT Daily ETF	(93,857)
Leverage Shares 2X Long TER Daily ETF	(417)
Leverage Shares 2X Long TSLA Daily ETF	(626,625)
Leverage Shares 2X Long TSM Daily ETF	(646,148)
Leverage Shares 2X Long UEC Daily ETF	—
Leverage Shares 2X Long UNH Daily ETF	—
Leverage Shares 2X Long UPS Daily ETF	—
Leverage Shares 2X Long USAR Daily ETF	—
Leverage Shares 2X Long UUUU Daily ETF	—
Leverage Shares 2X Long VALE Daily ETF	—
Leverage Shares 2X Long World Stock Daily ETF	—
Leverage Shares 2X Long XPEV Daily ETF	(37,997)
Leverage Shares 2X Long XYZ Daily ETF	—

[1]	Statement of Assets and Liabilities location: Investments, at value.
[2]	Statement of Assets and Liabilities location: Unrealized appreciation on swap contracts.
[3]	Statement of Assets and Liabilities location: Written option contracts, at value.
[4]	Statement of Assets and Liabilities location: Unrealized depreciation on swap contracts.
The effect of derivative instruments on the Statements of Operations whose underlying risk exposure is equity price risk for the period ended April 30, 2026 is as follows:

	Realized Gain (Loss) on Derivatives[1]	Change in Unrealized Appreciation (Depreciation) on Derivatives[2]
Leverage Shares 2X Capped Accelerated COIN Monthly ETF	$(470,273)	$58
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	(226,744)	9
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	(294,829)	28
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	(476,330)	74
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	(755,155)	6

275

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Realized Gain (Loss) on Derivatives[3]	Change in Unrealized Appreciation (Depreciation) on Derivatives[4]
Leverage Shares 2X Capped Accelerated COIN Monthly ETF	$75,107	$88
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	(24,195)	14
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	284,166	41
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	284,249	112
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	641,491	9

	Realized Gain (Loss) on Derivatives[5]	Change in Unrealized Appreciation (Depreciation) on Derivatives[6]
Leverage Shares 2X Long AAL Daily ETF	$(701,773)	$428,018
Leverage Shares 2X Long ABNB Daily ETF	(37,799)	130,298
Leverage Shares 2X Long ADBE Daily ETF	(23,758,995)	1,201,318
Leverage Shares 2X Long ALB Daily ETF	(346,112)	207,620
Leverage Shares 2X Long AMD Daily ETF	15,220,768	(3,216,699)
Leverage Shares 2X Long ARM Daily ETF	12,580,932	10,489,251
Leverage Shares 2X Long ASML Daily ETF	484,814	5,987,364
Leverage Shares 2X Long AVGO Daily ETF	3,249,420	4,983,011
Leverage Shares 2X Long AXP Daily ETF	(86,746)	47,343
Leverage Shares 2X Long BA Daily ETF	(11,601)	1,319,997
Leverage Shares 2X Long BBAI Daily ETF	(25,401,259)	(1,327,057)
Leverage Shares 2X Long BE Daily ETF	13,583,148	2,433,273
Leverage Shares 2X Long BIDU Daily ETF	(873,150)	325,681
Leverage Shares 2X Long BLSH Daily ETF	(557,884)	(2,170)
Leverage Shares 2X Long BMNR Daily ETF	(47,652,744)	5,376,510
Leverage Shares 2X Long BULL Daily ETF	(14,111,228)	1,185,022
Leverage Shares 2X Long CIFR Daily ETF	(378,944)	390,584
Leverage Shares 2X Long CMG Daily ETF	(100,292)	47,767
Leverage Shares 2X Long CNC Daily ETF	624,531	27,213
Leverage Shares 2X Long COIN Daily ETF	(8,172,582)	(365,913)
Leverage Shares 2X Long COST Daily ETF	1,211,408	697,604
Leverage Shares 2X Long CRCL Daily ETF	(65,837,526)	(34,692)
Leverage Shares 2X Long CRM Daily ETF	(11,140,093)	(4,423,950)
Leverage Shares 2X Long CRML Daily ETF	(68,955)	729,127
Leverage Shares 2X Long CRWV Daily ETF	25,258,281	(7,383,147)
Leverage Shares 2X Long DNN Daily ETF	(141,590)	21,978
Leverage Shares 2X Long DUOL Daily ETF	(3,648,171)	1,464,915
Leverage Shares 2X Long FCX Daily ETF	(281,133)	(112,523)
Leverage Shares 2X Long FIG Daily ETF	(16,370,889)	(51,053)
Leverage Shares 2X Long FUTU Daily ETF	(1,987,288)	310,957
Leverage Shares 2X Long GEMI Daily ETF	(2,182,147)	71,612
Leverage Shares 2X Long GEV Daily ETF	2,506,310	1,898,056
Leverage Shares 2X Long GLW Daily ETF	2,455,966	3,670,841
Leverage Shares 2X Long GLXY Daily ETF	(3,534,410)	1,150,462
Leverage Shares 2X Long GRAB Daily ETF	(434,193)	31,131
Leverage Shares 2X Long HOOD Daily ETF	(104,285,460)	(24,299,777)
Leverage Shares 2X Long HUT Daily ETF	121,003	210,221
Leverage Shares 2X Long IREN Daily ETF	(1,857,898)	775,217

276

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Realized Gain (Loss) on Derivatives[5]	Change in Unrealized Appreciation (Depreciation) on Derivatives[6]
Leverage Shares 2X Long KLAC Daily ETF	$1,008,408	$177,507
Leverage Shares 2X Long LAC Daily ETF	(264,151)	231,850
Leverage Shares 2X Long LULU Daily ETF	(1,232,360)	(148,584)
Leverage Shares 2X Long MP Daily ETF	(1,844,033)	663,761
Leverage Shares 2X Long NBIS Daily ETF	14,052,185	34,370
Leverage Shares 2X Long NEM Daily ETF	(304,019)	235,483
Leverage Shares 2X Long NET Daily ETF	1,913,221	243,686
Leverage Shares 2X Long NIO Daily ETF	1,162,718	333,432
Leverage Shares 2X Long NU Daily ETF	(290,831)	10,834
Leverage Shares 2X Long NVDA Daily ETF	2,663,546	(4,834,976)
Leverage Shares 2X Long OKTA Daily ETF	(145,695)	173,577
Leverage Shares 2X Long ONDS Daily ETF	(7,348,280)	1,565,477
Leverage Shares 2X Long OPEN Daily ETF	(535,632)	184,347
Leverage Shares 2X Long ORLY Daily ETF	(55,730)	23,036
Leverage Shares 2X Long OSCR Daily ETF	(43,464)	274,396
Leverage Shares 2X Long PANW Daily ETF	(1,797,566)	184,713
Leverage Shares 2X Long PBR Daily ETF	565,764	683,059
Leverage Shares 2X Long PLTR Daily ETF	(14,987,633)	(5,648,550)
Leverage Shares 2X Long PLUG Daily ETF	1,074,507	(390,686)
Leverage Shares 2X Long PYPL Daily ETF	(26,830,353)	2,393,040
Leverage Shares 2X Long RTX Daily ETF	(366,283)	(587,576)
Leverage Shares 2X Long SATS Daily ETF	(1,330,884)	1,476,188
Leverage Shares 2X Long SBUX Daily ETF	66,252	133,507
Leverage Shares 2X Long SNAP Daily ETF	360,791	297,149
Leverage Shares 2X Long SPOT Daily ETF	(745,674)	63,634
Leverage Shares 2X Long TER Daily ETF	(1,789,799)	2,789,460
Leverage Shares 2X Long TSLA Daily ETF	(10,378,885)	(9,847,968)
Leverage Shares 2X Long TSM Daily ETF	8,942,711	(744,616)
Leverage Shares 2X Long UEC Daily ETF	(371,629)	245,855
Leverage Shares 2X Long UNH Daily ETF	5,853,922	(2,589,575)
Leverage Shares 2X Long UPS Daily ETF	(31,700)	103,163
Leverage Shares 2X Long USAR Daily ETF	(1,883,533)	3,897,403
Leverage Shares 2X Long UUUU Daily ETF	(8,210,863)	1,586,168
Leverage Shares 2X Long VALE Daily ETF	(29,688)	121,419
Leverage Shares 2X Long World Stock Daily ETF	(29,624)	359,766
Leverage Shares 2X Long XPEV Daily ETF	(457,849)	17,182
Leverage Shares 2X Long XYZ Daily ETF	(852,528)	(31,614)

[1]	Statement of Operations location: Net realized gain (loss) on investments.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on investments.
[3]	Statement of Operations location: Net realized gain (loss) on written options closed or expired.
[4]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on written options.
[5]	Statement of Operations location: Net realized gain (loss) from swap contracts.
[6]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on swap contracts.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

277

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund has qualified and intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, annually, and distribute its net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital. See Note 6. Income Tax Information for information on the distributions made to shareholders.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. Based on this evaluation, Management has concluded that there are no uncertain tax positions that require recognition in the financial statements as of April 30, 2026. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Treasurer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.

278

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds and Themes, each Fund pays a unified management fee to the Adviser of 0.75%, which is calculated daily and paid monthly at an annual rate.
The Adviser has agreed to pay all expenses of the Funds except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any) (collectively, “Excluded Expenses”). The Trust acknowledges and agrees that the Adviser may delegate its responsibility to pay some or all expenses incurred by the Funds, except for Excluded Expenses, to one or more third parties, including but not limited to, sub-advisers.
Distribution Agreement and 12b-1 Plan – ALPS Distributors, Inc. (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Other Services – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to an Administration Agreement, Transfer Agency and Service Agreement and Fund Accounting Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
Pursuant to an agreement between the Trust, on behalf of the Funds, and ACA Global, an employee of ACA Global serves as Chief Compliance Officer of the Trust. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.
At April 30, 2026, certain Officers and a Trustee of the Trust were also officers or employees of the Adviser.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the NASDAQ Stock Market LLC. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

279

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $300.
The fixed creation unit transaction fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite deposit securities). Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statement of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. INVESTMENT TRANSACTIONS
For the period ended April 30, 2026, the aggregate purchases and sales of securities by the Funds (excluding short-term transactions) were as follows:

	Purchases	Sales
Leverage Shares 2X Capped Accelerated COIN Monthly ETF	$—	$—
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	—	—
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	—	—
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	—	—
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	—	—
Leverage Shares 2X Long AAL Daily ETF	—	—
Leverage Shares 2X Long ABNB Daily ETF	—	—
Leverage Shares 2X Long ADBE Daily ETF	—	—
Leverage Shares 2X Long ALB Daily ETF	—	—
Leverage Shares 2X Long AMD Daily ETF	—	—
Leverage Shares 2X Long ARM Daily ETF	—	—
Leverage Shares 2X Long ASML Daily ETF	—	—
Leverage Shares 2X Long AVGO Daily ETF	—	—
Leverage Shares 2X Long AXP Daily ETF	—	—
Leverage Shares 2X Long BA Daily ETF	—	—

280

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Purchases	Sales
Leverage Shares 2X Long BBAI Daily ETF	$—	$—
Leverage Shares 2X Long BE Daily ETF	—	—
Leverage Shares 2X Long BIDU Daily ETF	—	—
Leverage Shares 2X Long BLSH Daily ETF	—	—
Leverage Shares 2X Long BMNR Daily ETF	—	—
Leverage Shares 2X Long BULL Daily ETF	—	—
Leverage Shares 2X Long CIFR Daily ETF	—	—
Leverage Shares 2X Long CMG Daily ETF	—	—
Leverage Shares 2X Long CNC Daily ETF	—	—
Leverage Shares 2X Long COIN Daily ETF	—	—
Leverage Shares 2X Long COST Daily ETF	—	—
Leverage Shares 2X Long CRCL Daily ETF	—	—
Leverage Shares 2X Long CRM Daily ETF	—	—
Leverage Shares 2X Long CRML Daily ETF	—	—
Leverage Shares 2X Long CRWV Daily ETF	91,752,992	92,902,297
Leverage Shares 2X Long DNN Daily ETF	—	—
Leverage Shares 2X Long DUOL Daily ETF	—	—
Leverage Shares 2X Long FCX Daily ETF	—	—
Leverage Shares 2X Long FIG Daily ETF	—	—
Leverage Shares 2X Long FUTU Daily ETF	—	—
Leverage Shares 2X Long GEMI Daily ETF	—	—
Leverage Shares 2X Long GEV Daily ETF	—	—
Leverage Shares 2X Long GLW Daily ETF	—	—
Leverage Shares 2X Long GLXY Daily ETF	—	—
Leverage Shares 2X Long GRAB Daily ETF	—	—
Leverage Shares 2X Long HOOD Daily ETF	—	—
Leverage Shares 2X Long HUT Daily ETF	—	—
Leverage Shares 2X Long IREN Daily ETF	—	—
Leverage Shares 2X Long KLAC Daily ETF	—	—
Leverage Shares 2X Long LAC Daily ETF	—	—
Leverage Shares 2X Long LULU Daily ETF	—	—
Leverage Shares 2X Long MP Daily ETF	—	—
Leverage Shares 2X Long NBIS Daily ETF	—	—
Leverage Shares 2X Long NEM Daily ETF	—	—
Leverage Shares 2X Long NET Daily ETF	—	—
Leverage Shares 2X Long NIO Daily ETF	—	—
Leverage Shares 2X Long NU Daily ETF	—	—
Leverage Shares 2X Long NVDA Daily ETF	—	—
Leverage Shares 2X Long OKTA Daily ETF	—	—
Leverage Shares 2X Long ONDS Daily ETF	—	—
Leverage Shares 2X Long OPEN Daily ETF	—	—
Leverage Shares 2X Long ORLY Daily ETF	—	—
Leverage Shares 2X Long OSCR Daily ETF	—	—
Leverage Shares 2X Long PANW Daily ETF	—	—
Leverage Shares 2X Long PBR Daily ETF	—	—
Leverage Shares 2X Long PLTR Daily ETF	—	—
Leverage Shares 2X Long PLUG Daily ETF	—	—

281

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Purchases	Sales
Leverage Shares 2X Long PYPL Daily ETF	$—	$—
Leverage Shares 2X Long RTX Daily ETF	—	—
Leverage Shares 2X Long SATS Daily ETF	—	—
Leverage Shares 2X Long SBUX Daily ETF	—	—
Leverage Shares 2X Long SNAP Daily ETF	—	—
Leverage Shares 2X Long SPOT Daily ETF	—	—
Leverage Shares 2X Long TER Daily ETF	—	—
Leverage Shares 2X Long TSLA Daily ETF	—	—
Leverage Shares 2X Long TSM Daily ETF	—	—
Leverage Shares 2X Long UEC Daily ETF	—	—
Leverage Shares 2X Long UNH Daily ETF	—	—
Leverage Shares 2X Long UPS Daily ETF	—	—
Leverage Shares 2X Long USAR Daily ETF	—	—
Leverage Shares 2X Long UUUU Daily ETF	—	—
Leverage Shares 2X Long VALE Daily ETF	—	—
Leverage Shares 2X Long World Stock Daily ETF	—	—
Leverage Shares 2X Long XPEV Daily ETF	—	—
Leverage Shares 2X Long XYZ Daily ETF	—	—

There were no in-kind transactions associated with creations and redemptions of Fund shares in the Funds during the period ended April 30, 2026.
There were no long-term purchases or sales of U.S. Government Securities in the Funds during the period ended April 30, 2026.
6. INCOME TAX INFORMATION
The components of accumulated earnings/losses for federal income tax purposes as of October 31, 2025, were as follows:

	Leverage Shares 2X Capped Accelerated COIN Monthly ETF	Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	Leverage Shares 2X Capped Accelerated PLTR Monthly ETF
Tax cost of investments*	$983,667	$575,730	$1,662,700	$1,140,459
Gross unrealized appreciation*	222	171	374	251
Gross unrealized depreciation*	(220)	(177)	(622)	(440)
Net unrealized appreciation (depreciation)*	$2	$(6)	$(248)	$(189)
Undistributed ordinary income	118,783	4,669	212,232	185,775
Undistributed capital gain	—	—	—	—
Total distributable earnings	118,783	4,669	212,232	185,775
Other accumulated losses	—	(200,967)	—	—
Total accumulated earnings (losses)	$118,785	$(196,304)	$211,984	$185,586

282

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	Leverage Shares 2X Long AAL Daily ETF	Leverage Shares 2X Long ADBE Daily ETF	Leverage Shares 2X Long AMD Daily ETF
Tax cost of investments*	$1,437,487	$—	$3,543,467	$4,517,303
Gross unrealized appreciation*	351	189,360	342,699	5,816,767
Gross unrealized depreciation*	(238)	—	(551,444)	—
Net unrealized appreciation (depreciation)*	$113	$189,360	$(208,745)	$5,816,767
Undistributed ordinary income	232,389	24,818	—	8,415,359
Undistributed capital gain	—	—	—	—
Total distributable earnings	232,389	24,818	—	8,415,359
Other accumulated losses	—	—	(2,239,498)	(1,908,355)
Total accumulated earnings (losses)	$232,502	$214,178	$(2,448,243)	$12,323,771

	Leverage Shares 2X Long ARM Daily ETF	Leverage Shares 2X Long ASML Daily ETF	Leverage Shares 2X Long AVGO Daily ETF	Leverage Shares 2X Long BA Daily ETF
Tax cost of investments*	$1,852,045	$1,453,727	$2,891,297	$400,539
Gross unrealized appreciation*	2,301,107	2,674,607	3,605,386	—
Gross unrealized depreciation*	(499,256)	(241,110)	(164,057)	(293,238)
Net unrealized appreciation (depreciation)*	$1,801,851	$2,433,497	$3,441,329	$(293,238)
Undistributed ordinary income	512,982	3,943,347	834,501	—
Undistributed capital gain	—	—	—	—
Total distributable earnings	512,982	3,943,347	834,501	—
Other accumulated losses	—	—	—	(230,512)
Total accumulated earnings (losses)	$2,314,833	$6,376,844	$4,275,830	$(523,750)

	Leverage Shares 2X Long BBAI Daily ETF	Leverage Shares 2X Long BLSH Daily ETF	Leverage Shares 2X Long BMNR Daily ETF	Leverage Shares 2X Long BULL Daily ETF
Tax cost of investments*	$1,212,413	$49,301	$14,292	$1,427,104
Gross unrealized appreciation*	1,266,422	—	26,950	62,871
Gross unrealized depreciation*	(147,430)	(52,412)	—	(616,257)
Net unrealized appreciation (depreciation)*	$1,118,992	$(52,412)	$26,950	$(553,386)
Undistributed ordinary income	1,007,741	—	—	—
Undistributed capital gain	—	—	—	—
Total distributable earnings	1,007,741	—	—	—
Other accumulated losses	—	(827)	(89,203)	(5,146,302)
Total accumulated earnings (losses)	$2,126,733	$(53,239)	$(62,253)	$(5,699,688)

283

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long COIN Daily ETF	Leverage Shares 2X Long COST Daily ETF	Leverage Shares 2X Long CRCL Daily ETF	Leverage Shares 2X Long CRM Daily ETF
Tax cost of investments*	$798,379	$1,085,694	$3,061,107	$3,273,245
Gross unrealized appreciation*	1,302,354	—	360,038	3,350,419
Gross unrealized depreciation*	(16,952)	(95,171)	(1,853,428)	—
Net unrealized appreciation (depreciation)*	$1,285,402	$(95,171)	$(1,493,390)	$3,350,419
Undistributed ordinary income	—	—	—	—
Undistributed capital gain	—	—	—	—
Total distributable earnings	—	—	—	—
Other accumulated losses	(720,817)	(216,933)	(12,987,691)	(1,737,833)
Total accumulated earnings (losses)	$564,585	$(312,104)	$(14,481,081)	$1,612,586

	Leverage Shares 2X Long CRWV Daily ETF	Leverage Shares 2X Long FIG Daily ETF	Leverage Shares 2X Long FUTU Daily ETF	Leverage Shares 2X Long GLXY Daily ETF
Tax cost of investments*	$5,166,911	$28,006	$—	$155,961
Gross unrealized appreciation*	13,588,918	32,600	490,921	426,292
Gross unrealized depreciation*	(738,612)	(17,945)	—	(295,403)
Net unrealized appreciation (depreciation)*	$12,850,306	$14,655	$490,921	$130,889
Undistributed ordinary income	6,538,250	—	—	—
Undistributed capital gain	—	—	—	—
Total distributable earnings	6,538,250	—	—	—
Other accumulated losses	—	(1,201,888)	(10,005)	(413,250)
Total accumulated earnings (losses)	$19,388,556	$(1,187,233)	$480,916	$(282,361)

	Leverage Shares 2X Long HOOD Daily ETF	Leverage Shares 2X Long MP Daily ETF	Leverage Shares 2X Long NBIS Daily ETF	Leverage Shares 2X Long NVDA Daily ETF
Tax cost of investments*	$12,725,644	$70,656	$69,551	$5,915,803
Gross unrealized appreciation*	22,386,848	—	161,887	4,009,482
Gross unrealized depreciation*	(74,142)	(89,882)	—	(37,894)
Net unrealized appreciation (depreciation)*	$22,312,706	$(89,882)	$161,887	$3,971,588
Undistributed ordinary income	22,833,268	—	—	8,668,329
Undistributed capital gain	—	—	—	—
Total distributable earnings	22,833,268	—	—	8,668,329
Other accumulated losses	(12,191,425)	(3,652)	(1,091)	—
Total accumulated earnings (losses)	$32,954,549	$(93,534)	$160,796	$12,639,917

284

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Leverage Shares 2X Long PANW Daily ETF	Leverage Shares 2X Long PLTR Daily ETF	Leverage Shares 2X Long PYPL Daily ETF	Leverage Shares 2X Long RTX Daily ETF
Tax cost of investments*	$499,376	$4,169,328	$3,591,380	$370,709
Gross unrealized appreciation*	794,045	7,750,676	433,503	392,921
Gross unrealized depreciation*	—	—	(170,521)	—
Net unrealized appreciation (depreciation)*	$794,045	$7,750,676	$262,982	$392,921
Undistributed ordinary income	1,258,290	4,153,504	—	86,732
Undistributed capital gain	—	—	—	—
Total distributable earnings	1,258,290	4,153,504	—	86,732
Other accumulated losses	—	—	(2,221,122)	—
Total accumulated earnings (losses)	$2,052,335	$11,904,180	$(1,958,140)	$479,653

	Leverage Shares 2X Long TSLA Daily ETF	Leverage Shares 2X Long TSM Daily ETF	Leverage Shares 2X Long UNH Daily ETF	Leverage Shares 2X Long XYZ Daily ETF
Tax cost of investments*	$6,242,918	$1,620,616	$28,102,913	$880,829
Gross unrealized appreciation*	13,271,506	1,877,269	45,759,459	541,199
Gross unrealized depreciation*	—	—	(3,551,507)	—
Net unrealized appreciation (depreciation)*	$13,271,506	$1,877,269	$42,207,952	$541,199
Undistributed ordinary income	2,788,689	1,390,540	38,343,729	216,446
Undistributed capital gain	—	—	—	—
Total distributable earnings	2,788,689	1,390,540	38,343,729	216,446
Other accumulated losses	(4,349,277)	—	—	—
Total accumulated earnings (losses)	$11,710,918	$3,267,809	$80,551,681	$757,645

*	Includes derivatives contracts, which include swaps and written options.
The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales.
Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the period ended October 31, 2025, the Funds had the following post-October and late year losses:

	Post-October Capital Losses	Late Year Ordinary Losses
Leverage Shares 2X Capped Accelerated COIN Monthly ETF	$ —	$—
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	—	—
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	—	—
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	—	—
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	—	—
Leverage Shares 2X Long AAL Daily ETF	—	—
Leverage Shares 2X Long ADBE Daily ETF	—	(2,239,498)
Leverage Shares 2X Long AMD Daily ETF	—	—
Leverage Shares 2X Long ARM Daily ETF	—	—
Leverage Shares 2X Long ASML Daily ETF	—	—

285

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Post-October Capital Losses	Late Year Ordinary Losses
Leverage Shares 2X Long AVGO Daily ETF	$ —	$—
Leverage Shares 2X Long BA Daily ETF	—	(230,512)
Leverage Shares 2X Long BBAI Daily ETF	—	—
Leverage Shares 2X Long BLSH Daily ETF	—	(827)
Leverage Shares 2X Long BMNR Daily ETF	—	(89,203)
Leverage Shares 2X Long BULL Daily ETF	—	(5,146,302)
Leverage Shares 2X Long COIN Daily ETF	—	(720,817)
Leverage Shares 2X Long COST Daily ETF	—	(216,933)
Leverage Shares 2X Long CRCL Daily ETF	—	(12,987,691)
Leverage Shares 2X Long CRM Daily ETF	—	(1,737,833)
Leverage Shares 2X Long CRWV Daily ETF	—	—
Leverage Shares 2X Long FIG Daily ETF	—	(1,201,888)
Leverage Shares 2X Long FUTU Daily ETF	—	(10,005)
Leverage Shares 2X Long GLXY Daily ETF	—	(413,250)
Leverage Shares 2X Long HOOD Daily ETF	—	—
Leverage Shares 2X Long MP Daily ETF	—	(3,652)
Leverage Shares 2X Long NBIS Daily ETF	—	(1,091)
Leverage Shares 2X Long NVDA Daily ETF	—	—
Leverage Shares 2X Long PANW Daily ETF	—	—
Leverage Shares 2X Long PLTR Daily ETF	—	—
Leverage Shares 2X Long PYPL Daily ETF	—	(2,221,122)
Leverage Shares 2X Long RTX Daily ETF	—	—
Leverage Shares 2X Long TSLA Daily ETF	—	—
Leverage Shares 2X Long TSM Daily ETF	—	—
Leverage Shares 2X Long UNH Daily ETF	—	—
Leverage Shares 2X Long XYZ Daily ETF	—	—

Capital loss carryforwards will retain their character as either short-term or long-term capital losses and may be carried forward indefinitely. At October 31 2025, the Funds had capital loss carryforwards on a tax basis of:

	Unlimited ST	Unlimited LT
Leverage Shares 2X Capped Accelerated COIN Monthly ETF	$—	$ —
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	(200,967)	—
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	—	—
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	—	—
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	—	—
Leverage Shares 2X Long AAL Daily ETF	—	—
Leverage Shares 2X Long ADBE Daily ETF	—	—
Leverage Shares 2X Long AMD Daily ETF	(1,908,355)	—
Leverage Shares 2X Long ARM Daily ETF	—	—
Leverage Shares 2X Long ASML Daily ETF	—	—
Leverage Shares 2X Long AVGO Daily ETF	—	—
Leverage Shares 2X Long BA Daily ETF	—	—
Leverage Shares 2X Long BBAI Daily ETF	—	—
Leverage Shares 2X Long BLSH Daily ETF	—	—
Leverage Shares 2X Long BMNR Daily ETF	—	—
Leverage Shares 2X Long BULL Daily ETF	—	—

286

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Unlimited ST	Unlimited LT
Leverage Shares 2X Long COIN Daily ETF	$—	$ —
Leverage Shares 2X Long COST Daily ETF	—	—
Leverage Shares 2X Long CRCL Daily ETF	—	—
Leverage Shares 2X Long CRM Daily ETF	—	—
Leverage Shares 2X Long CRWV Daily ETF	—	—
Leverage Shares 2X Long FIG Daily ETF	—	—
Leverage Shares 2X Long FUTU Daily ETF	—	—
Leverage Shares 2X Long GLXY Daily ETF	—	—
Leverage Shares 2X Long HOOD Daily ETF	(12,191,425)	—
Leverage Shares 2X Long MP Daily ETF	—	—
Leverage Shares 2X Long NBIS Daily ETF	—	—
Leverage Shares 2X Long NVDA Daily ETF	—	—
Leverage Shares 2X Long PANW Daily ETF	—	—
Leverage Shares 2X Long PLTR Daily ETF	—	—
Leverage Shares 2X Long PYPL Daily ETF	—	—
Leverage Shares 2X Long RTX Daily ETF	—	—
Leverage Shares 2X Long TSLA Daily ETF	(4,349,277)	—
Leverage Shares 2X Long TSM Daily ETF	—	—
Leverage Shares 2X Long UNH Daily ETF	—	—
Leverage Shares 2X Long XYZ Daily ETF	—	—

To the extent that a Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.
The tax character of distributions during the period ended October 31, 2025 were as follows:

	Distributions Paid From:
	Ordinary Income	Long Term Capital Gains	Return of Capital
Leverage Shares 2X Capped Accelerated COIN Monthly ETF	$123,554	$ —	$ —
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	7,450	—	—
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	219,489	—	—
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	190,652	—	—
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	238,954	—	—
Leverage Shares 2X Long AAL Daily ETF	24,818	—	—
Leverage Shares 2X Long ABNB Daily ETF	—	—	—
Leverage Shares 2X Long ADBE Daily ETF	—	—	—
Leverage Shares 2X Long ALB Daily ETF	—	—	—
Leverage Shares 2X Long AMD Daily ETF	8,415,359	—	—
Leverage Shares 2X Long ARM Daily ETF	512,982	—	—
Leverage Shares 2X Long ASML Daily ETF	3,961,298	—	—
Leverage Shares 2X Long AVGO Daily ETF	834,501	—	—
Leverage Shares 2X Long AXP Daily ETF	—	—	—
Leverage Shares 2X Long BA Daily ETF	—	—	—
Leverage Shares 2X Long BBAI Daily ETF	1,007,741	—	—
Leverage Shares 2X Long BE Daily ETF	—	—	—
Leverage Shares 2X Long BIDU Daily ETF	—	—	—
Leverage Shares 2X Long BLSH Daily ETF	—	—	—
Leverage Shares 2X Long BMNR Daily ETF	—	—	—

287

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Distributions Paid From:
	Ordinary Income	Long Term Capital Gains	Return of Capital
Leverage Shares 2X Long BULL Daily ETF	$—	$ —	$ —
Leverage Shares 2X Long CIFR Daily ETF	—	—	—
Leverage Shares 2X Long CMG Daily ETF	—	—	—
Leverage Shares 2X Long CNC Daily ETF	—	—	—
Leverage Shares 2X Long COIN Daily ETF	—	—	—
Leverage Shares 2X Long COST Daily ETF	—	—	—
Leverage Shares 2X Long CRCL Daily ETF	—	—	—
Leverage Shares 2X Long CRM Daily ETF	—	—	—
Leverage Shares 2X Long CRML Daily ETF	—	—	—
Leverage Shares 2X Long CRWV Daily ETF	6,538,250	—	—
Leverage Shares 2X Long DNN Daily ETF	—	—	—
Leverage Shares 2X Long DUOL Daily ETF	—	—	—
Leverage Shares 2X Long FCX Daily ETF	—	—	—
Leverage Shares 2X Long FIG Daily ETF	—	—	—
Leverage Shares 2X Long FUTU Daily ETF	—	—	—
Leverage Shares 2X Long GEMI Daily ETF	—	—	—
Leverage Shares 2X Long GEV Daily ETF	—	—	—
Leverage Shares 2X Long GLW Daily ETF	—	—	—
Leverage Shares 2X Long GLXY Daily ETF	—	—	—
Leverage Shares 2X Long GRAB Daily ETF	—	—	—
Leverage Shares 2X Long HOOD Daily ETF	22,833,268	—	—
Leverage Shares 2X Long HUT Daily ETF	—	—	—
Leverage Shares 2X Long IREN Daily ETF	—	—	—
Leverage Shares 2X Long KLAC Daily ETF	—	—	—
Leverage Shares 2X Long LAC Daily ETF	—	—	—
Leverage Shares 2X Long LULU Daily ETF	—	—	—
Leverage Shares 2X Long MP Daily ETF	—	—	—
Leverage Shares 2X Long NBIS Daily ETF	—	—	—
Leverage Shares 2X Long NEM Daily ETF	—	—	—
Leverage Shares 2X Long NET Daily ETF	—	—	—
Leverage Shares 2X Long NIO Daily ETF	—	—	—
Leverage Shares 2X Long NU Daily ETF	—	—	—
Leverage Shares 2X Long NVDA Daily ETF	8,668,329	—	—
Leverage Shares 2X Long OKTA Daily ETF	—	—	—
Leverage Shares 2X Long ONDS Daily ETF	—	—	—
Leverage Shares 2X Long OPEN Daily ETF	—	—	—
Leverage Shares 2X Long ORLY Daily ETF	—	—	—
Leverage Shares 2X Long OSCR Daily ETF	—	—	—
Leverage Shares 2X Long PANW Daily ETF	1,258,290	—	—
Leverage Shares 2X Long PBR Daily ETF	—	—	—
Leverage Shares 2X Long PLTR Daily ETF	4,153,504	—	—
Leverage Shares 2X Long PLUG Daily ETF	—	—	—
Leverage Shares 2X Long PYPL Daily ETF	—	—	—
Leverage Shares 2X Long RTX Daily ETF	86,732	—	—
Leverage Shares 2X Long SATS Daily ETF	—	—	—
Leverage Shares 2X Long SBUX Daily ETF	—	—	—

288

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Distributions Paid From:
	Ordinary Income	Long Term Capital Gains	Return of Capital
Leverage Shares 2X Long SNAP Daily ETF	$—	$ —	$ —
Leverage Shares 2X Long SPOT Daily ETF	—	—	—
Leverage Shares 2X Long TER Daily ETF	—	—	—
Leverage Shares 2X Long TSLA Daily ETF	2,788,689	—	—
Leverage Shares 2X Long TSM Daily ETF	1,390,540	—	—
Leverage Shares 2X Long UEC Daily ETF	—	—	—
Leverage Shares 2X Long UNH Daily ETF	38,343,729	—	—
Leverage Shares 2X Long UPS Daily ETF	—	—	—
Leverage Shares 2X Long USAR Daily ETF	—	—	—
Leverage Shares 2X Long UUUU Daily ETF	—	—	—
Leverage Shares 2X Long VALE Daily ETF	—	—	—
Leverage Shares 2X Long World Stock Daily ETF	—	—	—
Leverage Shares 2X Long XPEV Daily ETF	—	—	—
Leverage Shares 2X Long XYZ Daily ETF	217,010	—	—

There were no distributions to shareholders made for the period ended April 30, 2026.
7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A complete description of the principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks.”.
8. ADDITIONAL INFORMATION
On April 24, 2026, shares of the following Funds were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock split has no impact on the net assets of the Fund or the value of a shareholder’s investment in the Fund. A summary of the reverse stock splits is as follows:

Funds	Effective Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Leverage Shares 2X Long BULL Daily ETF	4/24/2026	1:20	$2.05	$41.00	4,570,000	228,500
Leverage Shares 2X Long GEMI Daily ETF	4/24/2026	1:20	$0.54	$10.80	1,170,000	58,500

289

Themes ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
9. SUBSEQUENT EVENTS
On May 5, 2026, shares of the following Funds were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock split has no impact on the net assets of the Fund or the value of a shareholder’s investment in the Fund. A summary of the reverse stock splits is as follows:

Funds	Effective Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Leverage Shares 2X Long BBAI Daily ETF	5/5/2026	1:10	$3.78	$37.80	4,580,000	458,000
Leverage Shares 2X Long BMNR Daily ETF	5/5/2026	1:20	$1.53	$30.60	23,375,000	1,168,750
Leverage Shares 2X Long CRCL Daily ETF	5/5/2026	1:10	$3.83	$38.30	58,245,000	5,824,500
Leverage Shares 2X Long CRWV Daily ETF	5/5/2026	1:10	$5.80	$58.00	35,305,000	3,530,500
Leverage Shares 2X Long DUOL Daily ETF	5/5/2026	1:10	$3.84	$38.40	1,460,000	146,000
Leverage Shares 2X Long FIG Daily ETF	5/5/2026	1:20	$0.99	$19.80	12,170,000	608,500

The Board has determined that it is in the best interests of shareholders to liquidate and close the Capped Accelerated Funds (each, a “Fund” and collectively, the “Funds”), based on the recommendation of the Adviser. The Funds will cease trading on the Cboe BZX Exchange, Inc. (“Cboe”) and will be closed to purchase by investors as of the close of regular trading on the Cboe on June 16, 2026. Between June 17, 2026 and June 25, 2026 (the “Liquidation Date”), each Fund will be in the process of closing down and liquidating its portfolio. This process will result in a Fund increasing its cash holdings and, as a consequence, shareholders should not expect the Funds to achieve their stated investment objectives. On or about the Liquidation Date, each Fund will liquidate its assets and distribute cash pro rata to all shareholders who have not previously redeemed or sold their shares. These distributions are taxable events. In addition, these payments to shareholders may include accrued capital gains and dividends. As calculated on the Liquidation Date, each Fund’s net asset value will reflect the costs of closing the Fund. Once the distributions are complete, the Funds will terminate.
Management has evaluated subsequent events through the date the financial statements were available for issuance. Based on this evaluation, no additional adjustments or disclosures were required to the financial statements.

290

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FORM N-CSR ITEMS (Unaudited)
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES
There were no changes in or disagreements with accountants during the period covered by this report.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END INVESTMENT COMPANIES
There were no matters submitted to a vote of shareholders during the period covered by this report.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS FOR OPEN-END INVESTMENT COMPANIES
Certain officers and a Trustee of the Trust are affiliated with the Adviser and are not paid any fees by the registrant for serving in such capacities. Each current Independent Trustee of the Board is paid $32,250 for his or her services as a Board member to the Trust. Independent Trustee fees are paid by Themes Management Company, LLC through a unitary management fee, not by the registrant.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
November 2024 meeting
At a meeting held on November 15, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Themes ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Agreement”) between Themes Management Company, LLC (the “Adviser” or “Themes”) and the Trust, on behalf of 22 series of shares (each, a “Fund” and together, the “Funds”), including Leverage Shares 2X Long CMG Daily ETF.
At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by Themes; (ii) the investment performance of the Fund and Themes; (iii) the costs of the services to be provided and profits to be realized by Themes from its relationship with each Fund; (iv) the extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) Themes’ practices regarding possible conflicts of interest.
In assessing these factors and reaching its conclusions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to each New Fund, including information presented to the Board by representatives of Themes. The Independent Trustees noted having met with Independent Trustee Counsel prior to the Meeting and that they discussed at length their duties and responsibilities in considering approval of the Advisory Agreement and the information provided in Themes’ 15c response and the various exhibits. The Board noted that it requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to each New Fund and its shareholders; (ii) presentations by management of Themes addressing the investment strategy, personnel and operations to be utilized in managing each New Fund; (iii) disclosure information contained in the registration statement of the Trust and the Form ADV and/or policies and procedures of Themes; and (iv) a summary of the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Themes, including financial information, a description of personnel and the services to be provided to each New Fund, summaries of Themes’ compliance program, including its Code of Ethics and other general information; (ii) comparative expense information; (iii) the anticipated effect of size on each New Fund’s performance and expenses; and (iv) benefits to be realized by Themes from its relationship with the New Funds.

291

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FORM N-CSR ITEMS (Unaudited)(Continued)
The Board reflected on its discussions regarding the Advisory Agreement and the anticipated manner in which each New Fund would be managed with representatives of Themes. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:
1. The nature, extent, and quality of the services to be provided by Themes.
The Board considered the responsibilities of Themes under the Advisory Agreement and the services to be provided including, without limitation, the process for assuring compliance with each New Fund’s investment objectives and limitations, the anticipated coordination of services for the New Funds among the service providers, and the anticipated efforts of Themes to promote the New Funds and grow their assets. The Board considered Themes’ staffing, personnel, shared services arrangement with an affiliated company and methods of operating, the education and experience of its personnel, and its compliance programs, policies and procedures. The Board considered that while Themes was a recently formed entity and that it had limited experience managing registered funds, its personnel had significant experience in managing the investment strategies of the New Funds, the portfolios of other registered funds and the overall operations of a large family of funds. The Board also considered the financial condition of Themes and the commitment of financial support from its owners. The Board considered the measures that Themes had put in place to ensure compliance with applicable law and regulations, including the hiring of an independent compliance firm to assist with the development and maintenance of its compliance policies and procedures and the hiring of an independent chief compliance officer to oversee its compliance program. The Board also considered the trading and operational capabilities of Themes, noting in particular the highly automated trading, portfolio management and compliance systems and the significant past experience of the New Funds’ portfolio managers in trading total return swaps and options. After reviewing the foregoing and further information from Themes, the Board concluded that Themes has the resources, experience and expertise to provide the New Funds with the quality, extent, and nature of the services required by the Advisory Agreement.
2. Investment Performance of the New Funds and Themes.
The Board noted that, as the New Funds had not commenced operations and the other operational series of the Trust had only limited performance information available, the consideration of the performance of the New Funds or other series of the Trust was not relevant at this time. It was also noted that Themes was an entity formed in 2023 expressly to manage funds and did not manage any other accounts. As such, there was no relevant investment performance to review at this time. The Board acknowledged that the investment management, operational, trading and compliance teams at Themes have extensive experience in their respective roles and are qualified to manage the New Funds in accordance with their respective investment objectives and strategies.
3. The costs of services to be provided and profits to be realized by Themes from its relationship with the New Funds.
The Board considered the financial condition of Themes and the level of commitment to the New Funds by its owners and the estimated expenses of each New Fund, including the nature and frequency of advisory fee payments. The Board noted projections from Themes as to the level of assets under management required in each New Fund in order for it to become profitable. The Board reviewed comparative information on other ETFs that employ an investment strategy that is similar to the respective New Funds. The Board considered how the New Funds’ proposed management fees compare to other similar funds, noting that each New Fund’s proposed management fee was lower than the management fees charged by similar funds. They also compared the New Funds’ estimated expense ratios to the respective group of similar funds, finding that each New Fund’s estimated expense ratio was below that of the similar funds. The Board considered the complexity of the New Funds’ investment strategies and the operational burdens of overseeing daily trading. The differences in certain of the New Funds’ investment strategies from the group of similar funds was also considered. Following a review of the comparative information provided for each New Fund and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Themes were fair and reasonable.

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FORM N-CSR ITEMS (Unaudited)(Continued)
4. The extent to which economies of scale would be realized as a New Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the New Fund’s investors.
The Board considered each New Fund’s proposed fee arrangements with Themes, noting that each New Fund has a unitary fee structure. The Board noted that none of the proposed advisory fees include a breakpoint but that the unitary fee structure would have the effect of capping the expenses for each New Fund. Following further discussion of each New Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that each New Fund’s proposed fee arrangement with Themes was fair and reasonable in relation to the nature and quality of the services to be provided by Themes.
5. Possible conflicts of interest and other benefits.
In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the New Funds; the basis of decisions to buy or sell securities for the New Funds; the substance and administration of the Code of Ethics and other relevant policies described in Themes’ Form ADV and compliance policies and procedures; and the use of the name of the Adviser’s affiliate, Leverage Shares, in the name of the New Funds and the compliance policies and procedures and legal protections to be put in place related thereto. The Board considered that Themes does not currently manage any investments for clients other than the Trust. The Board also considered potential benefits for Themes in managing the New Funds. The Board noted that Themes represented that it does not currently utilize soft dollars but may at some point in the future. Following further consideration and discussion, the Board indicated that Themes’ standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Themes from managing the New Funds were satisfactory.
Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of each Fund and its respective shareholders.
February 2025
At a meeting held on February 28, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Themes ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Agreement”) between Themes Management Company, LLC (the “Adviser” or “Themes”) and the Trust, on behalf of 36 series of shares (each, a “Fund” and together, the “Funds”), including Leverage Shares 2X Long ABNB Daily ETF and Leverage Shares 2X Long NEM Daily ETF.
At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by Themes; (ii) the investment performance of the Fund and Themes; (iii) the costs of the services to be provided and profits to be realized by Themes from its relationship with each Fund; (iv) the extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) Themes’ practices regarding possible conflicts of interest.
In assessing these factors and reaching its conclusions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to each New Fund, including information presented to the Board by representatives of Themes. The Independent Trustees noted having met with Independent Trustee Counsel prior to the Meeting and that they discussed at length their duties and responsibilities in considering approval of the Advisory Agreement and the information provided in Themes’ 15c response and the various exhibits. The Board noted that it requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to each New Fund and its shareholders; (ii) presentations by management of Themes addressing the investment strategy, personnel and operations to be utilized in managing each New Fund; (iii) disclosure information contained in the registration statement of the Trust and the Form ADV and/or policies and procedures of Themes; and (iv) a summary of the fiduciary

293

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FORM N-CSR ITEMS (Unaudited)(Continued)
duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Themes, including financial information, a description of personnel and the services to be provided to each New Fund, summaries of Themes’ compliance program, including its Code of Ethics and other general information; (ii) comparative expense information; (iii) the anticipated effect of size on each New Fund’s performance and expenses; and (iv) benefits to be realized by Themes from its relationship with the New Funds.
The Board reflected on its discussions regarding the Advisory Agreement and the anticipated manner in which each New Fund would be managed with representatives of Themes. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:
1. The nature, extent, and quality of the services to be provided by Themes.
The Board considered the responsibilities of Themes under the Advisory Agreement and the services to be provided including, without limitation, the process for assuring compliance with each New Fund’s investment objectives and limitations, the anticipated coordination of services for the New Funds among the service providers, and the anticipated efforts of Themes to promote the New Funds and grow their assets. The Board considered Themes’ staffing, personnel, shared services arrangement with an affiliated company and methods of operating, the education and experience of its personnel, and its compliance programs, policies and procedures. The Board considered that while Themes was a recently formed entity and that it had limited experience managing registered funds, its personnel had significant experience in managing the investment strategies of the New Funds, the portfolios of other registered funds and the overall operations of a large family of funds. The Board also considered the financial condition of Themes and the commitment of financial support from its owners. The Board considered the measures that Themes had put in place to ensure compliance with applicable law and regulations, including the hiring of an independent compliance firm to assist with the development and maintenance of its compliance policies and procedures and the hiring of an independent chief compliance officer to oversee its compliance program. The Board also considered the trading and operational capabilities of Themes, noting in particular the highly automated trading, portfolio management and compliance systems and the significant past experience of the New Funds’ portfolio managers in trading total return swaps and options. After reviewing the foregoing and further information from Themes, the Board concluded that Themes has the resources, experience and expertise to provide the New Funds with the quality, extent, and nature of the services required by the Advisory Agreement.
2. Investment Performance of the New Funds and Themes.
The Board noted that, as the New Funds had not commenced operations and the other operational series of the Trust had only limited performance information available, the consideration of the performance of the New Funds or other series of the Trust was not relevant at this time. It was also noted that Themes was an entity formed in 2023 expressly to manage funds and did not manage any other accounts. As such, there was no relevant investment performance to review at this time. The Board acknowledged that the investment management, operational, trading and compliance teams at Themes have extensive experience in their respective roles and are qualified to manage the New Funds in accordance with their respective investment objectives and strategies.
3. The costs of services to be provided and profits to be realized by Themes from its relationship with the New Funds.
The Board considered the financial condition of Themes and the level of commitment to the New Funds by its owners and the estimated expenses of each New Fund, including the nature and frequency of advisory fee payments. The Board noted projections from Themes as to the level of assets under management required in each New Fund in order for it to become profitable. The Board reviewed comparative information on other ETFs that employ an investment strategy that is similar to the respective New Funds. The Board considered how the New Funds’ proposed management fees compare to other similar funds, noting that each New Fund’s proposed management fee was lower than the management fees charged by similar funds. They also compared the New Funds’ estimated expense ratios to the

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respective group of similar funds, finding that each New Fund’s estimated expense ratio was below that of the similar funds. The Board considered the complexity of the New Funds’ investment strategies and the operational burdens of overseeing daily trading. The differences in certain of the New Funds’ investment strategies from the group of similar funds was also considered. Following a review of the comparative information provided for each New Fund and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Themes were fair and reasonable.
4. The extent to which economies of scale would be realized as a New Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the New Fund’s investors.
The Board considered each New Fund’s proposed fee arrangements with Themes, noting that each New Fund has a unitary fee structure. The Board noted that none of the proposed advisory fees include a breakpoint but that the unitary fee structure would have the effect of capping the expenses for each New Fund. Following further discussion of each New Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that each New Fund’s proposed fee arrangement with Themes was fair and reasonable in relation to the nature and quality of the services to be provided by Themes.
5. Possible conflicts of interest and other benefits.
In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the New Funds; the basis of decisions to buy or sell securities for the New Funds; the substance and administration of the Code of Ethics and other relevant policies described in Themes’ Form ADV and compliance policies and procedures; and the use of the name of the Adviser’s affiliate, Leverage Shares, in the name of the New Funds and the compliance policies and procedures and legal protections to be put in place related thereto. The Board considered that Themes does not currently manage any investments for clients other than the Trust. The Board also considered potential benefits for Themes in managing the New Funds. The Board noted that Themes represented that it does not currently utilize soft dollars but may at some point in the future. Following further consideration and discussion, the Board indicated that Themes’ standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Themes from managing the New Funds were satisfactory.
Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of each Fund and its respective shareholders.
June 2025
At a special meeting held on June 20, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Themes ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Agreement”) between Themes Management Company, LLC (the “Adviser” or “Themes”) and the Trust, on behalf of 41 series of shares (each, a “Fund” and together, the “Funds”), including Leverage Shares 2X Long DUOL Daily ETF, Leverage Shares 2X Long GRAB Daily ETF, Leverage Shares 2X Long NET Daily ETF, Leverage Shares 2X Long NU Daily ETF, Leverage Shares 2X Long OKTA Daily ETF, Leverage Shares 2X Long OSCR Daily ETF, Leverage Shares 2X Long PBR Daily ETF, Leverage Shares 2X Long SBUX Daily ETF, Leverage Shares 2X Long SPOT Daily ETF and Leverage Shares 2X Long VALE Daily ETF.
At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by Themes; (ii) the investment performance of the Fund and Themes; (iii) the costs of the services to be provided and profits to be realized by Themes from its relationship with each Fund; (iv) the extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) Themes’ practices regarding possible conflicts of interest.
In assessing these factors and reaching its conclusions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to each New Fund, including

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information presented to the Board by representatives of Themes, and information provided at past Board meetings. The Independent Trustees noted having met with Independent Trustee Counsel prior to the Meeting and that they discussed at length their duties and responsibilities in considering approval of the Advisory Agreement and the information provided in Themes’ 15c response and the various exhibits. The Board noted that it requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to each New Fund and its shareholders; (ii) presentations by management of Themes addressing the investment strategy, personnel and operations to be utilized in managing each New Fund; (iii) disclosure information contained in the registration statement of the Trust and the Form ADV and/or policies and procedures of Themes; and (iv) a summary of the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Themes, including financial information, a description of personnel and the services to be provided to each New Fund, summaries of Themes’ compliance program, including its Code of Ethics and other general information; (ii) comparative expense information; (iii) the anticipated effect of size on each New Fund’s performance and expenses; and (iv) benefits to be realized by Themes from its relationship with the New Funds.
The Board reflected on its discussions regarding the Advisory Agreement and the anticipated manner in which each New Fund would be managed with representatives of Themes. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have assigned different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:
1. The nature, extent, and quality of the services to be provided by Themes.
The Board considered the responsibilities of Themes under the Advisory Agreement and the services to be provided including, without limitation, the process for assuring compliance with each New Fund’s investment objectives and limitations, the anticipated coordination of services for the New Funds among the service providers, and the anticipated efforts of Themes to promote the New Funds and grow their assets. The Board considered Themes’ staffing, including additional recently hired portfolio management personnel, the education and experience of its personnel, and its compliance programs, policies and procedures. The Board considered that Themes personnel had significant experience in managing the investment strategies of the New Funds, the portfolios of other registered funds and the overall operations of a large family of funds. The Board also considered the financial condition of Themes and the commitment of financial support from its owners. The Board considered the measures that Themes had put in place to ensure compliance with applicable law and regulations, including the hiring of an independent compliance firm to assist with the development and maintenance of its compliance policies and procedures and the hiring of an independent chief compliance officer to oversee its compliance program. The Board also considered the trading and operational capabilities of Themes, noting in particular the highly automated trading, portfolio management and compliance systems and the significant past experience of the portfolio managers in trading total return swaps and options. The Board also considered Themes distribution plan focusing on marketing and advertising and the addition of employees to assist in this plan. After reviewing the foregoing and further information from Themes, the Board concluded that Themes has the resources, experience and expertise to provide the New Funds with the quality, extent, and nature of the services required by the Advisory Agreement.
2. Investment Performance of the New Funds and Themes.
The Board noted that, as the New Funds had not commenced operations and the other operational series of the Trust had a track record of less than 2 years, performance was not a key factor at this time. The Board did consider certain performance reports and data provided by the Adviser at regular Board meetings throughout the past year regarding the operational series of the Trust and found such funds’ performance to be reasonable. It was noted that Themes was formed to manage funds and did not manage any other accounts.

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3. The costs of services to be provided and profits to be realized by Themes from its relationship with the New Funds.
The Board considered the financial condition of Themes and the level of commitment to the New Funds by its owners and the estimated expenses of each New Fund. The Board noted projections from Themes as to the level of assets under management required in each New Fund in order for it to become profitable. The Board reviewed comparative information on other ETFs that employ an investment strategy that is similar to the respective New Funds where such information was available. The Board considered how the New Funds’ proposed management fees compare to other similar funds, where applicable, noting that each New Fund’s proposed management fee was lower than or in line with the management fees charged by similar funds and that in the case of many of the New Funds, there were no directly comparable peers. The Board considered the complexity of the New Funds’ investment strategies and the operational burdens of overseeing daily trading. Following a review of the comparative information provided for each New Fund and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Themes were fair and reasonable.
4. The extent to which economies of scale would be realized as a New Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the New Fund’s investors.
The Board considered each New Fund’s proposed fee arrangements with Themes, noting that each New Fund has a unitary fee structure. The Board noted that none of the proposed advisory fees include a breakpoint but that the unitary fee structure would have the effect of capping the expenses for each New Fund. Following further discussion of each New Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that each New Fund’s proposed fee arrangement with Themes was fair and reasonable in relation to the nature and quality of the services to be provided by Themes.
5. Possible conflicts of interest and other benefits.
In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the New Funds; the basis of decisions to buy or sell securities for the New Funds; the substance and administration of the Code of Ethics and other relevant policies described in Themes’ Form ADV and compliance policies and procedures; and the use of the name of the Adviser’s affiliate, Leverage Shares, in the name of the New Funds and the compliance policies and procedures and legal protections to be put in place related thereto. The Board considered that Themes does not currently manage any investments for clients other than the Trust. The Board also considered potential benefits for Themes in managing the New Funds. The Board noted that Themes represented that it does not currently utilize soft dollars but may at some point in the future. Following further consideration and discussion, the Board indicated that Themes’ standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Themes from managing the New Funds were satisfactory.
Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of each Fund and its respective shareholders.
August 2025
At a meeting held on August 26, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Themes ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Agreement”) between Themes Management Company, LLC (the “Adviser” or “Themes”) and the Trust, on behalf of 45 series of shares (each, a “Fund” and together, the “Funds”), including Leverage Shares 2X Long CIFR Daily ETF, Leverage Shares 2X Long CNC Daily ETF, Leverage Shares 2X Long GEMI Daily ETF, Leverage Shares 2X Long KLAC Daily ETF, Leverage Shares 2X Long LULU Daily ETF, Leverage Shares 2X Long OPEN Daily ETF, Leverage Shares 2X Long TER Daily ETF and Leverage Shares 2X Long UPS Daily ETF.
At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by Themes; (ii) the investment performance of

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the Fund and Themes; (iii) the costs of the services to be provided and profits to be realized by Themes from its relationship with each Fund; (iv) the extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) Themes’ practices regarding possible conflicts of interest.
In assessing these factors and reaching its conclusions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to each New Fund, including information presented to the Board by representatives of Themes, and information provided at past Board meetings. The Independent Trustees noted having met with Independent Trustee Counsel prior to the Meeting and that they discussed at length their duties and responsibilities in considering approval of the Advisory Agreement and the information provided in Themes’ 15c response and the various exhibits. The Board noted that it requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to each New Fund and its shareholders; (ii) presentations by management of Themes addressing the investment strategy, personnel and operations to be utilized in managing each New Fund; (iii) disclosure information contained in the registration statement of the Trust and the Form ADV and/or policies and procedures of Themes; and (iv) a summary of the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Themes, including financial information, a description of personnel and the services to be provided to each New Fund, summaries of Themes’ compliance program, including its Code of Ethics and other general information; (ii) comparative expense information; (iii) the anticipated effect of size on each New Fund’s performance and expenses; and (iv) benefits to be realized by Themes from its relationship with the New Funds.
The Board reflected on its discussions regarding the Advisory Agreement and the anticipated manner in which each New Fund would be managed with representatives of Themes. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have assigned different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:
1. The nature, extent, and quality of the services to be provided by Themes.
The Board considered the responsibilities of Themes under the Advisory Agreement and the services to be provided including, without limitation, the process for assuring compliance with each New Fund’s investment objectives and limitations, the anticipated coordination of services for the New Funds among the service providers, and the anticipated efforts of Themes to promote the New Funds and grow their assets. The Board considered Themes’ staffing, the education and experience of its personnel, and its compliance programs, policies and procedures. The Board considered that Themes personnel had significant experience in managing the investment strategies of the New Funds and the overall operations of a large family of funds. The Board also considered the financial condition of Themes and the commitment of financial support from its owners. The Board considered the measures that Themes had put in place to ensure compliance with applicable law and regulations, including the hiring of an independent compliance firm to assist with the development and maintenance of its compliance policies and procedures and the hiring of an independent chief compliance officer to oversee its compliance program. The Board also considered the trading and operational capabilities of Themes, noting in particular the highly automated trading, portfolio management and compliance systems and the significant past experience of the portfolio managers in trading derivatives. The Board also considered Themes distribution plan focusing on marketing and advertising and the addition of employees to assist in this plan. After reviewing the foregoing and further information from Themes, the Board concluded that Themes has the resources, experience and expertise to provide the New Funds with the quality, extent, and nature of the services required by the Advisory Agreement.
2. Investment Performance of the New Funds and Themes.
The Board noted that, as the New Funds had not commenced operations and the other operational series of the Trust had a track record of less than 2 years, performance was not a key factor at this time. The Board did consider certain performance reports and data provided by the Adviser at regular Board meetings throughout the past year

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regarding the operational series of the Trust and found such funds’ performance to be reasonable. It was noted that Themes was formed to manage funds and did not manage any other accounts.
3. The costs of services to be provided and profits to be realized by Themes from its relationship with the New Funds.
The Board considered the financial condition of Themes and the level of commitment to the New Funds by its owners and the estimated expenses of each New Fund. The Board noted projections from Themes as to the level of assets under management required in each New Fund in order for it to become profitable. The Board reviewed comparative information on other ETFs that employ an investment strategy that is similar to the respective New Funds where such information was available. The Board considered how the New Funds’ proposed management fees compare to other similar funds, where applicable, noting that each New Fund’s proposed management fee was lower than the management fees charged by similar funds. The Board considered the complexity of the New Funds’ investment strategies and the operational burdens of overseeing daily trading. Following a review of the comparative information provided for each New Fund and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Themes were fair and reasonable.
4. The extent to which economies of scale would be realized as a New Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the New Fund’s investors.
The Board considered each New Fund’s proposed fee arrangements with Themes, noting that each New Fund has a unitary fee structure. The Board noted that none of the proposed advisory fees include a breakpoint but that the unitary fee structure would have the effect of capping the expenses for each New Fund. Following further discussion of each New Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that each New Fund’s proposed fee arrangement with Themes was fair and reasonable in relation to the nature and quality of the services to be provided by Themes.
5. Possible conflicts of interest and other benefits.
In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the New Funds; the basis of decisions to buy or sell securities for the New Funds; the substance and administration of the Code of Ethics and other relevant policies described in Themes’ Form ADV and compliance policies and procedures; and the use of the name of the Adviser’s affiliate, Leverage Shares, in the name of the New Funds and the compliance policies and procedures and legal protections put in place related thereto. The Board considered that Themes does not currently manage any investments for clients other than the Trust. The Board also considered potential benefits for Themes in managing the New Funds. The Board noted that Themes represented that it does not currently utilize soft dollars but may at some point in the future. Following further consideration and discussion, the Board indicated that Themes’ standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Themes from managing the New Funds were satisfactory.
Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of each Fund and its respective shareholders.
November 2025
At a meeting held on November 14, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Themes ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Agreement”) between Themes Management Company, LLC (the “Adviser” or “Themes”) and the Trust, on behalf of 168 series of shares (each, a “Fund” and together, the “Funds”), including Leverage Shares 2X Long ALB Daily ETF, Leverage Shares 2X Long AXP Daily ETF, Leverage Shares 2X Long BE Daily ETF, Leverage Shares 2X Long BIDU Daily ETF, Leverage Shares 2X Long CRML Daily ETF, Leverage Shares 2X Long DNN Daily ETF, Leverage Shares 2X Long FCX Daily ETF, Leverage Shares 2X Long GEV Daily ETF, Leverage Shares 2X Long GLW Daily ETF, Leverage Shares 2X Long HUT Daily ETF, Leverage Shares 2X Long IREN Daily ETF, Leverage Shares 2X Long

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LAC Daily ETF, Leverage Shares 2X Long NIO Daily ETF, Leverage Shares 2X Long ONDS Daily ETF, Leverage Shares 2X Long ORLY Daily ETF, Leverage Shares 2X Long PLUG Daily ETF, Leverage Shares 2X Long SATS Daily ETF, Leverage Shares 2X Long SNAP Daily ETF, Leverage Shares 2X Long UEC Daily ETF, Leverage Shares 2X Long USAR Daily ETF, Leverage Shares 2X Long UUUU Daily ETF, Leverage Shares 2X Long World Stock Daily ETF and Leverage Shares 2X Long XPEV Daily ETF.
At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by Themes; (ii) the investment performance of the Fund and Themes; (iii) the costs of the services to be provided and profits to be realized by Themes from its relationship with each Fund; (iv) the extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) Themes’ practices regarding possible conflicts of interest.
In assessing these factors and reaching its conclusions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to each New Fund, including information presented to the Board by representatives of Themes, and information provided at past Board meetings. The Independent Trustees noted having met with Independent Trustee Counsel prior to the Meeting and that they discussed at length their duties and responsibilities in considering approval of the Advisory Agreement and the information provided in Themes’ 15c response and the various exhibits. The Board noted that it requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to each New Fund and its shareholders; (ii) presentations by management of Themes addressing the investment strategy, personnel and operations to be utilized in managing each New Fund; (iii) disclosure information contained in the registration statement of the Trust and the Form ADV and/or policies and procedures of Themes; and (iv) a summary of the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Themes, including financial information, a description of personnel and the services to be provided to each New Fund, summaries of Themes’ compliance program, including its Code of Ethics and other general information; (ii) comparative expense information; (iii) the anticipated effect of size on each New Fund’s performance and expenses; and (iv) benefits to be realized by Themes from its relationship with the New Funds.
The Board reflected on its discussions regarding the Advisory Agreement and the anticipated manner in which each New Fund would be managed with representatives of Themes. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have assigned different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:
1.The nature, extent, and quality of the services to be provided by Themes.
The Board considered the responsibilities of Themes under the Advisory Agreement and the services to be provided including, without limitation, the process for assuring compliance with each New Fund’s investment objectives and limitations, the anticipated coordination of services for the New Funds among the service providers, and the anticipated efforts of Themes to promote the New Funds and grow their assets. The Board considered Themes’ staffing, the education and experience of its personnel, and its compliance programs, policies and procedures. The Board considered that Themes personnel had significant experience in managing the investment strategies of the New Funds and the overall operations of a large family of funds. The Board also considered the financial condition of Themes and the commitment of financial support from its owners. The Board considered the measures that Themes had put in place to ensure compliance with applicable law and regulations, including the hiring of an independent compliance firm to assist with the development and maintenance of its compliance policies and procedures and the hiring of an independent chief compliance officer to oversee its compliance program. The Board also considered the trading and operational capabilities of Themes, noting in particular the highly automated trading, portfolio management and compliance systems and the significant past experience of the portfolio managers in trading derivatives. The Board also considered Themes’ distribution plan for the New Funds, focusing on marketing and advertising and the addition of employees to assist in this plan. After reviewing the foregoing and further information from Themes, the Board

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concluded that Themes has the resources, experience and expertise to provide the New Funds with the quality, extent, and nature of the services required by the Advisory Agreement.
2. Investment Performance of the New Funds and Themes.
The Board noted that, as the New Funds had not commenced operations, performance was not a key factor at this time. The Board did consider certain performance reports and data provided by the Adviser at regular Board meetings throughout the past year regarding the operational series of the Trust and found such funds’ performance to be reasonable. It was noted that Themes was formed to manage funds and did not manage any other accounts.
3. The costs of services to be provided and profits to be realized by Themes from its relationship with the New Funds.
The Board considered the financial condition of Themes and the level of commitment to the New Funds by its owners and the estimated expenses of each New Fund. The Board noted projections from Themes as to the level of assets under management required in each New Fund in order for it to become profitable. The Board reviewed comparative information on other ETFs that employ an investment strategy that is similar to the respective New Funds where such information was available. The Board considered how the New Funds’ proposed management fees compare to other similar funds, where applicable, noting that each New Fund’s proposed management fee was lower than the management fees charged by similar funds. The Board considered the complexity of certain of the New Funds’ investment strategies and the additional operational burdens of overseeing daily trading where a comparison to similar Funds was not applicable. Following a review of the comparative information provided for each New Fund and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Themes were fair and reasonable.
4. The extent to which economies of scale would be realized as a New Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the New Fund’s investors.
The Board considered each New Fund’s proposed fee arrangements with Themes, noting that each New Fund has a unitary fee structure. The Board noted that none of the proposed advisory fees include a breakpoint but that the unitary fee structure would have the effect of capping the expenses for each New Fund. Following further discussion of each New Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that each New Fund’s proposed fee arrangement with Themes was fair and reasonable in relation to the nature and quality of the services to be provided by Themes.
5. Possible conflicts of interest and other benefits.
In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the New Funds; the basis of decisions to buy or sell securities for the New Funds; the substance and administration of the Code of Ethics and other relevant policies described in Themes’ Form ADV and compliance policies and procedures; and the use of the name of the Adviser’s affiliate, Leverage Shares, in the name of the New Funds and the compliance policies and procedures and legal protections put in place related thereto. The Board considered that Themes does not currently manage any investments for clients other than the Trust. The Board also considered potential benefits for Themes in managing the New Funds. The Board noted that Themes represented that it does not currently utilize soft dollars but may at some point in the future. Following further consideration and discussion, the Board indicated that Themes’ standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Themes from managing the New Funds were satisfactory.
Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of each Fund and its respective shareholders.

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SUPPLEMENTAL INFORMATION (Unaudited)
Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-866-584-3637, or by visiting the Funds’ website at www.ThemesETFs.com.
FEDERAL TAX INFORMATION
For the fiscal period ended October 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.5%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for each Fund was 0.00%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended October 31, 2025 for each Fund was 0.00%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal period ended October 31, 2025 for each Fund was 0.00%.
QUARTERLY PORTFOLIO HOLDING INFORMATION
Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-866-584-3637. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
PROXY VOTING INFORMATION
Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-866-584-3637 and on the SEC’s website at www.sec.gov.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.ThemesETFs.com.

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(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a2(a)). Filed herewith.

(4) Not applicable.

(5) Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a2(b)). Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Themes ETF Trust

By (Signature and Title)	/s/ Jose Gonzalez
Jose Gonzalez Principal Executive Officer

Date	July 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jose Gonzalez
Jose Gonzalez Principal Executive Officer

Date	July 8, 2026

By (Signature and Title)	/s/ Dobromir Kamburov
Dobromir Kamburov, Principal Financial Officer

Date	July 8, 2026